UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2015

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48492-0615                                   (c)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.3%)

              CONSUMER DISCRETIONARY (19.6%)
              ------------------------------
              APPAREL RETAIL (0.8%)
   30,361     Ross Stores, Inc.                                                        $      3,002
  122,457     TJX Companies, Inc.                                                             7,903
                                                                                       ------------
                                                                                             10,905
                                                                                       ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   11,411     Lululemon Athletica, Inc.*                                                        726
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS (0.1%)
    7,040     Tesla Motors, Inc.*                                                             1,591
                                                                                       ------------
              AUTOMOTIVE RETAIL (0.9%)
   26,582     Advance Auto Parts, Inc.                                                        3,801
   37,097     O'Reilly Automotive, Inc.*                                                      8,081
                                                                                       ------------
                                                                                             11,882
                                                                                       ------------
              BROADCASTING (0.3%)
   31,259     Discovery Communications, Inc. "A"*                                             1,012
   35,746     Scripps Networks Interactive "A"                                                2,497
                                                                                       ------------
                                                                                              3,509
                                                                                       ------------
              CABLE & SATELLITE (1.3%)
  173,890     Comcast Corp. "A"                                                              10,044
  145,350     Liberty Global plc "C"*                                                         7,333
                                                                                       ------------
                                                                                             17,377
                                                                                       ------------
              CASINOS & GAMING (0.1%)
   14,890     Wynn Resorts Ltd.                                                               1,654
                                                                                       ------------
              FOOTWEAR (1.3%)
  182,100     NIKE, Inc. "B"                                                                 17,999
                                                                                       ------------
              GENERAL MERCHANDISE STORES (0.6%)
  104,600     Dollar General Corp.                                                            7,605
                                                                                       ------------
              HOME IMPROVEMENT RETAIL (2.4%)
  221,994     Home Depot, Inc.                                                               23,749
  134,232     Lowe's Companies, Inc.                                                          9,243
                                                                                       ------------
                                                                                             32,992
                                                                                       ------------
              HOMEBUILDING (0.3%)
  237,045     PulteGroup, Inc.                                                                4,575
                                                                                       ------------
              HOTELS, RESORTS & CRUISE LINES (1.7%)
  574,225     Hilton Worldwide Holdings, Inc.*                                               16,629
   73,262     Wyndham Worldwide Corp.                                                         6,257
                                                                                       ------------
                                                                                             22,886
                                                                                       ------------
              HOUSEHOLD APPLIANCES (0.2%)
   14,661     Whirlpool Corp.                                                                 2,575
                                                                                       ------------

================================================================================

1  | USAA Aggressive Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INTERNET RETAIL (4.9%)
   74,899     Amazon.com, Inc.*                                                        $     31,591
   67,500     Ctrip.com International Ltd. ADR*                                               4,298
   41,573     Expedia, Inc.                                                                   3,917
    6,740     Netflix, Inc.*                                                                  3,751
   18,387     Priceline Group, Inc.*                                                         22,760
                                                                                       ------------
                                                                                             66,317
                                                                                       ------------
              MOVIES & ENTERTAINMENT (2.0%)
  385,400     Twenty-First Century Fox, Inc. "A"                                             13,135
  133,400     Walt Disney Co.                                                                14,503
                                                                                       ------------
                                                                                             27,638
                                                                                       ------------
              RESTAURANTS (2.0%)
   20,858     Chipotle Mexican Grill, Inc.*                                                  12,960
   29,011     Dunkin Brands Group, Inc.                                                       1,512
  246,500     Starbucks Corp.                                                                12,221
                                                                                       ------------
                                                                                             26,693
                                                                                       ------------
              SPECIALTY STORES (0.6%)
   51,450     Ulta Salon, Cosmetics & Fragrance, Inc.*                                        7,774
                                                                                       ------------
              Total Consumer Discretionary                                                  264,698
                                                                                       ------------
              CONSUMER STAPLES (4.8%)
              -----------------------
              BREWERS (0.5%)
   58,598     Anheuser-Busch InBev N.V. ADR                                                   7,034
                                                                                       ------------
              DRUG RETAIL (1.4%)
  193,793     CVS Health Corp.                                                               19,242
                                                                                       ------------
              FOOD DISTRIBUTORS (0.1%)
   54,663     Sysco Corp.                                                                     2,024
                                                                                       ------------
              HOUSEHOLD PRODUCTS (0.3%)
   51,468     Colgate-Palmolive Co.                                                           3,463
                                                                                       ------------
              HYPERMARKETS & SUPER CENTERS (1.1%)
  104,719     Costco Wholesale Corp.                                                         14,980
                                                                                       ------------
              PACKAGED FOODS & MEAT (0.6%)
  196,815     Mondelez International, Inc. "A"                                                7,552
                                                                                       ------------
              PERSONAL PRODUCTS (0.3%)
   55,971     Estee Lauder Companies, Inc. "A"                                                4,550
                                                                                       ------------
              SOFT DRINKS (0.5%)
   47,654     Monster Beverage Corp.*                                                         6,534
                                                                                       ------------
              Total Consumer Staples                                                         65,379
                                                                                       ------------
              ENERGY (1.3%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
   51,969     Baker Hughes, Inc.                                                              3,558
   66,200     Schlumberger Ltd.                                                               6,263
                                                                                       ------------
                                                                                              9,821
                                                                                       ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   91,657     Cabot Oil & Gas Corp.                                                           3,100
   73,700     Range Resources Corp.                                                           4,684
                                                                                       ------------
                                                                                              7,784
                                                                                       ------------
              Total Energy                                                                   17,605
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              FINANCIALS (4.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   21,160     BlackRock, Inc.                                                          $      7,701
   38,562     Waddell & Reed Financial, Inc. "A"                                              1,902
                                                                                       ------------
                                                                                              9,603
                                                                                       ------------
              CONSUMER FINANCE (0.2%)
   28,990     American Express Co.                                                            2,245
                                                                                       ------------
              DIVERSIFIED BANKS (1.0%)
  275,201     Bank of America Corp.                                                           4,384
   32,142     JPMorgan Chase & Co.                                                            2,033
  133,900     Wells Fargo & Co.                                                               7,378
                                                                                       ------------
                                                                                             13,795
                                                                                       ------------
              INVESTMENT BANKING & BROKERAGE (0.6%)
  220,700     Morgan Stanley                                                                  8,234
                                                                                       ------------
              MULTI-LINE INSURANCE (0.1%)
   33,128     American International Group, Inc.                                              1,865
                                                                                       ------------
              REITs - SPECIALIZED (1.3%)
  136,900     American Tower Corp.                                                           12,941
   24,744     Public Storage                                                                  4,650
                                                                                       ------------
                                                                                             17,591
                                                                                       ------------
              SPECIALIZED FINANCE (0.8%)
   23,204     Intercontinental Exchange, Inc.                                                 5,210
   46,350     Moody's Corp.                                                                   4,984
                                                                                       ------------
                                                                                             10,194
                                                                                       ------------
              Total Financials                                                               63,527
                                                                                       ------------
              HEALTH CARE (20.2%)
              -------------------
              BIOTECHNOLOGY (8.9%)
   55,730     Alexion Pharmaceuticals, Inc.*                                                  9,431
  135,247     Amgen, Inc.                                                                    21,357
   55,403     Biogen, Inc.*                                                                  20,717
  244,363     Celgene Corp.*                                                                 26,406
  258,135     Gilead Sciences, Inc.*                                                         25,945
  128,730     Vertex Pharmaceuticals, Inc.*                                                  15,870
                                                                                       ------------
                                                                                            119,726
                                                                                       ------------
              HEALTH CARE DISTRIBUTORS (1.4%)
   29,414     Cardinal Health, Inc.                                                           2,481
   75,130     McKesson Corp.                                                                 16,784
                                                                                       ------------
                                                                                             19,265
                                                                                       ------------
              HEALTH CARE EQUIPMENT (2.9%)
   47,785     Becton, Dickinson & Co.                                                         6,732
   45,211     C.R. Bard, Inc.                                                                 7,531
  207,255     Medtronic plc                                                                  15,430
   37,145     Varian Medical Systems, Inc.*                                                   3,300
   47,710     Zimmer Holdings, Inc.                                                           5,241
                                                                                       ------------
                                                                                             38,234
                                                                                       ------------
              HEALTH CARE FACILITIES (0.2%)
   29,205     HCA Holdings, Inc.*                                                             2,161
                                                                                       ------------
              HEALTH CARE SERVICES (0.6%)
  222,550     Envision Healthcare Holdings, Inc.*                                             8,448
                                                                                       ------------
              HEALTH CARE TECHNOLOGY (0.6%)
   93,600     Cerner Corp.*                                                                   6,721

================================================================================

3  | USAA Aggressive Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   63,645     Inovalon Holdings, Inc. "A"*                                             $      1,607
                                                                                       ------------
                                                                                              8,328
                                                                                       ------------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
   71,992     Agilent Technologies, Inc.                                                      2,978
                                                                                       ------------
              MANAGED HEALTH CARE (1.8%)
   82,856     Aetna, Inc.                                                                     8,855
   20,051     Anthem, Inc.                                                                    3,026
  112,700     UnitedHealth Group, Inc.                                                       12,555
                                                                                       ------------
                                                                                             24,436
                                                                                       ------------
              PHARMACEUTICALS (3.6%)
   12,648     Actavis plc*                                                                    3,578
   54,355     AstraZeneca plc ADR                                                             3,722
  111,710     Bristol-Myers Squibb Co.                                                        7,119
  112,424     Eli Lilly and Co.                                                               8,080
   48,857     Johnson & Johnson                                                               4,847
  102,918     Merck & Co., Inc.                                                               6,130
   38,770     Valeant Pharmaceuticals International, Inc.*                                    8,410
  143,900     Zoetis, Inc.                                                                    6,392
                                                                                       ------------
                                                                                             48,278
                                                                                       ------------
              Total Health Care                                                             271,854
                                                                                       ------------
              INDUSTRIALS (6.7%)
              ------------------
              AEROSPACE & DEFENSE (2.1%)
   56,604     Boeing Co.                                                                      8,113
  195,716     Honeywell International, Inc.                                                  19,752
                                                                                       ------------
                                                                                             27,865
                                                                                       ------------
              AIR FREIGHT & LOGISTICS (0.4%)
   59,020     United Parcel Service, Inc. "B"                                                 5,933
                                                                                       ------------
              AIRLINES (0.9%)
  259,900     Delta Air Lines, Inc.                                                          11,602
                                                                                       ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   24,704     Rockwell Automation, Inc.                                                       2,930
                                                                                       ------------
              INDUSTRIAL CONGLOMERATES (1.1%)
   13,889     3M Co.                                                                          2,172
  149,650     Danaher Corp.                                                                  12,254
                                                                                       ------------
                                                                                             14,426
                                                                                       ------------
              INDUSTRIAL MACHINERY (0.2%)
   26,023     Illinois Tool Works, Inc.                                                       2,435
                                                                                       ------------
              RAILROADS (1.8%)
  232,600     Union Pacific Corp.                                                            24,709
                                                                                       ------------
              Total Industrials                                                              89,900
                                                                                       ------------
              INFORMATION TECHNOLOGY (36.8%)
              ------------------------------
              APPLICATION SOFTWARE (4.0%)
  210,500     Adobe Systems, Inc.*                                                           16,011
    8,246     FactSet Research Systems, Inc.                                                  1,298
   79,929     Intuit, Inc.                                                                    8,019
  168,500     Mobileye N.V.*                                                                  7,559
  158,376     Salesforce.com, Inc.*                                                          11,533
   66,600     Splunk, Inc.*                                                                   4,418
   60,300     Workday, Inc. "A"*                                                              5,500
                                                                                       ------------
                                                                                             54,338
                                                                                       ------------
              COMMUNICATIONS EQUIPMENT (2.4%)
  141,062     Brocade Communications Systems, Inc.                                            1,594

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
  469,759     Cisco Systems, Inc.                                                      $     13,543
   51,285     F5 Networks, Inc.*                                                              6,258
  150,688     QUALCOMM, Inc.                                                                 10,247
                                                                                       ------------
                                                                                             31,642
                                                                                       ------------
              DATA PROCESSING & OUTSOURCED SERVICES (4.7%)
   13,836     Alliance Data Systems Corp.*                                                    4,114
  165,700     MasterCard, Inc. "A"                                                           14,948
  125,430     Paychex, Inc.                                                                   6,069
  579,698     Visa, Inc. "A"                                                                 38,289
                                                                                       ------------
                                                                                             63,420
                                                                                       ------------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
  124,667     Activision Blizzard, Inc.                                                       2,844
                                                                                       ------------
              INTERNET SOFTWARE & SERVICES (9.8%)
  122,226     Alibaba Group Holding Ltd. ADR*                                                 9,936
   59,632     Baidu, Inc. ADR*                                                               11,943
   35,090     CoStar Group, Inc.*                                                             7,173
  186,400     eBay, Inc.*                                                                    10,860
  385,839     Facebook, Inc. "A"*                                                            30,393
   26,050     Google, Inc. "A"*                                                              14,295
   60,134     Google, Inc. "C"*                                                              32,312
   57,100     LinkedIn Corp. "A"*                                                            14,397
   21,597     Twitter, Inc.*                                                                    841
                                                                                       ------------
                                                                                            132,150
                                                                                       ------------
              IT CONSULTING & OTHER SERVICES (0.8%)
   44,747     Amdocs Ltd.                                                                     2,464
  141,500     Cognizant Technology Solutions Corp. "A"*                                       8,284
                                                                                       ------------
                                                                                             10,748
                                                                                       ------------
              SEMICONDUCTORS (3.7%)
  275,266     Altera Corp.                                                                   11,473
  171,500     ARM Holdings plc ADR                                                            8,745
  152,186     Broadcom Corp. "A"                                                              6,727
  101,918     Linear Technology Corp.                                                         4,702
  167,726     Maxim Integrated Products, Inc.                                                 5,506
   73,779     Microchip Technology, Inc.                                                      3,516
   22,956     Skyworks Solutions, Inc.                                                        2,118
  133,100     Texas Instruments, Inc.                                                         7,215
                                                                                       ------------
                                                                                             50,002
                                                                                       ------------
              SYSTEMS SOFTWARE (4.2%)
   92,142     Check Point Software Technologies Ltd.*                                         7,692
  450,437     Microsoft Corp.                                                                21,909
  512,991     Oracle Corp.                                                                   22,377
   68,500     Servicenow, Inc.*                                                               5,128
                                                                                       ------------
                                                                                             57,106
                                                                                       ------------
              TECHNOLOGY DISTRIBUTORS (0.1%)
   32,070     CDW Corp.                                                                       1,229
                                                                                       ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (6.9%)
  667,065     Apple, Inc.                                                                    83,483
  114,614     NetApp, Inc.                                                                    4,155
   59,771     Western Digital Corp.                                                           5,842
                                                                                       ------------
                                                                                             93,480
                                                                                       ------------
              Total Information Technology                                                  496,959
                                                                                       ------------
              MATERIALS (3.5%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
   47,200     LyondellBasell Industries N.V. "A"                                              4,886
                                                                                       ------------

================================================================================

5  | USAA Aggressive Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.2%)
  139,600     Monsanto Co.                                                             $     15,909
                                                                                       ------------
              SPECIALTY CHEMICALS (1.9%)
   66,100     Ecolab, Inc.                                                                    7,402
   38,100     PPG Industries, Inc.                                                            8,441
   35,888     Sherwin-Williams Co.                                                            9,977
                                                                                       ------------
                                                                                             25,820
                                                                                       ------------
              Total Materials                                                                46,615
                                                                                       ------------
              TELECOMMUNICATION SERVICES (1.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
  227,220     Verizon Communications, Inc.                                                   11,461
                                                                                       ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
  101,700     SBA Communications Corp. "A"*                                                  11,779
                                                                                       ------------
              Total Telecommunication Services                                               23,240
                                                                                       ------------
              Total Common Stocks (cost: $920,854)                                        1,339,777
                                                                                       ------------
              MONEY MARKET INSTRUMENTS (0.5%)

              MONEY MARKET FUNDS (0.5%)
6,190,301     State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)        6,190
                                                                                       ------------
              Total Money Market Instruments (cost: $6,190)                                   6,190
                                                                                       ------------

              TOTAL INVESTMENTS (COST: $927,044)                                       $  1,345,967
                                                                                       ============

($ in 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                      (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                                    Quoted Prices        Other          Significant
                                                      in Active       Significant      Unobservable
                                                       Markets         Observable         Inputs
                                                    for Identical        Inputs
Assets                                                  Assets                                                Total
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                     $    1,339,777     $        --      $         --   $  1,339,777
Money Market Instruments:
  Money Market Funds                                         6,190              --                --          6,190
-------------------------------------------------------------------------------------------------------------------
Total                                               $    1,345,967     $        --      $         --   $  1,345,967
-------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s),

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $423,367,000 and $4,444,000, respectively, resulting in net unrealized appreciation of $418,923,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,348,649,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

 *    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48491-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.5%)

              COMMON STOCKS (99.0%)

              CONSUMER DISCRETIONARY (13.8%)
              ------------------------------
              APPAREL RETAIL (0.6%)
     73,500   TJX Companies, Inc.                                              $    4,744
                                                                               ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.2%)
    286,400   Hanesbrands, Inc.                                                     8,901
                                                                               ----------
              AUTOMOBILE MANUFACTURERS (3.5%)
    252,000   Fuji Heavy Industries Ltd.(a)                                         8,404
    146,600   Mazda Motor Corp.(a)                                                  2,863
     84,403   Tata Motors Ltd. ADR                                                  3,476
    174,600   Toyota Motor Corp.(a)                                                12,129
                                                                               ----------
                                                                                   26,872
                                                                               ----------
              AUTOMOTIVE RETAIL (0.7%)
     23,800   O'Reilly Automotive, Inc.*                                            5,184
                                                                               ----------
              BROADCASTING (1.0%)
  1,964,881   ITV plc(a)                                                            7,628
                                                                               ----------
              CABLE & SATELLITE (1.7%)
     85,600   Comcast Corp. "A"                                                     4,944
    100,000   Starz "A"*                                                            3,933
     25,000   Time Warner Cable, Inc.                                               3,888
                                                                               ----------
                                                                                   12,765
                                                                               ----------
              DEPARTMENT STORES (1.8%)
    100,200   Macy's, Inc.                                                          6,476
     61,643   Next plc(a)                                                           6,944
                                                                               ----------
                                                                                   13,420
                                                                               ----------
              HOME IMPROVEMENT RETAIL (1.9%)
     57,900   Home Depot, Inc.                                                      6,194
    116,900   Lowe's Companies, Inc.                                                8,050
                                                                               ----------
                                                                                   14,244
                                                                               ----------
              HOMEBUILDING (0.4%)
    110,200   Bellway plc(a)                                                        3,366
                                                                               ----------
              LEISURE PRODUCTS (0.5%)
     83,800   Vista Outdoor, Inc.                                                   3,667
                                                                               ----------
              RESTAURANTS (0.5%)
     74,100   Brinker International, Inc.                                           4,103
                                                                               ----------
              Total Consumer Discretionary                                        104,894
                                                                               ----------

================================================================================

1  |  USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSUMER STAPLES (9.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.5%)
     84,300   Archer-Daniels-Midland Co.                                       $    4,121
                                                                               ----------
              BREWERS (0.6%)
     58,800   Heineken N.V.(a)                                                      4,611
                                                                               ----------
              DRUG RETAIL (1.2%)
     90,400   CVS Health Corp.                                                      8,976
                                                                               ----------
              FOOD RETAIL (1.5%)
    285,171   Koninklijke Ahold N.V.(a)                                             5,507
     87,185   Kroger Co.                                                            6,008
                                                                               ----------
                                                                                   11,515
                                                                               ----------
              HOUSEHOLD PRODUCTS (1.8%)
     51,900   Kimberly-Clark Corp.                                                  5,693
     47,250   Procter & Gamble Co.                                                  3,757
     49,946   Reckitt Benckiser Group plc(a)                                        4,460
                                                                               ----------
                                                                                   13,910
                                                                               ----------
              HYPERMARKETS & SUPER CENTERS (0.4%)
     42,000   Wal-Mart Stores, Inc.                                                 3,278
                                                                               ----------
              PACKAGED FOODS & MEAT (0.8%)
    147,100   Tyson Foods, Inc. "A"                                                 5,810
                                                                               ----------
              Soft Drinks (1.4%)
     63,000   Dr. Pepper Snapple Group, Inc.                                        4,699
     58,100   PepsiCo, Inc.                                                         5,526
                                                                               ----------
                                                                                   10,225
                                                                               ----------
              TOBACCO (1.2%)
    174,500   Altria Group, Inc.                                                    8,734
                                                                               ----------
              Total Consumer Staples                                               71,180
                                                                               ----------

              ENERGY (6.9%)
              -------------
              INTEGRATED OIL & GAS (2.9%)
     84,636   Exxon Mobil Corp.                                                     7,395
    613,881   Gazprom OAO ADR(a)                                                    3,636
     47,900   Occidental Petroleum Corp.                                            3,837
    231,400   Royal Dutch Shell plc "A"(a)                                          7,341
                                                                               ----------
                                                                                   22,209
                                                                               ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
     85,753   Cameron International Corp.*                                          4,701
                                                                               ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    225,600   EnCana Corp.                                                          3,203
                                                                               ----------
              OIL & GAS REFINING & MARKETING (3.0%)
     38,800   Marathon Petroleum Corp.                                              3,824
    215,883   Neste Oil OYJ(a)                                                      5,873
     77,630   Phillips 66                                                           6,157
    113,900   Valero Energy Corp.                                                   6,481
                                                                               ----------
                                                                                   22,335
                                                                               ----------
              Total Energy                                                         52,448
                                                                               ----------

              FINANCIALS (20.3%)
              ------------------
              DIVERSIFIED BANKS (9.2%)
  6,260,000   Agricultural Bank of China Ltd. "H"(a)                                3,544
    314,900   Bank of America Corp.                                                 5,016
  9,278,000   Bank of China Ltd. "H"(a)                                             6,373

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
  1,627,000   BOC Hong Kong Holdings Ltd.(a)                                  $     6,332
  5,021,000   China Construction Bank Corp. "H"(a)                                  4,886
  1,799,400   China Merchants Bank Co. Ltd. "H"(a)                                  5,475
  6,758,000   Industrial & Commercial Bank of China Ltd. "H"(a)                     5,888
    120,000   JPMorgan Chase & Co.                                                  7,591
    134,200   National Bank of Canada                                               5,423
    422,000   Oversea-Chinese Banking Corp. Ltd.(a)                                 3,399
     92,000   Royal Bank of Canada                                                  6,109
    120,000   Societe Generale(a)                                                   5,986
     89,300   Sumitomo Mitsui Financial Group, Inc.(a)                              3,894
                                                                              -----------
                                                                                   69,916
                                                                              -----------
              LIFE & HEALTH INSURANCE (2.0%)
    357,600   Dai Ichi Life Insurance(a)                                            5,856
  1,200,000   Legal & General Group plc(a)                                          4,773
     79,000   Lincoln National Corp.                                                4,463
                                                                              -----------
                                                                                   15,092
                                                                              -----------
              MULTI-LINE INSURANCE (1.9%)
     97,650   Ageas(a)                                                              3,663
     36,300   Allianz SE(a)                                                         6,207
     84,500   American International Group, Inc.                                    4,756
                                                                              -----------
                                                                                   14,626
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    325,700   ORIX Corp.(a)                                                         4,981
     87,200   Voya Financial, Inc.                                                  3,692
                                                                              -----------
                                                                                    8,673
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
     79,800   Allied World Assurance Co.                                            3,283
     78,000   Allstate Corp.                                                        5,434
    113,300   Tokio Marine Holdings, Inc.(a)                                        4,619
                                                                              -----------
                                                                                   13,336
                                                                              -----------
              REAL ESTATE DEVELOPMENT (1.2%)
    576,000   China Overseas Land & Investment Ltd.(a)                              2,402
  5,527,000   Country Garden Holdings Co. Ltd.(a)                                   2,985
  1,512,000   Shimao Property Holdings Ltd.(a)                                      3,569
                                                                              -----------
                                                                                    8,956
                                                                              -----------
              REGIONAL BANKS (0.6%)
  2,079,000   Shinsei Bank Ltd.(a)                                                  4,255
                                                                              -----------
              REINSURANCE (2.2%)
     50,705   Hannover Rueck SE(a)                                                  5,181
     21,724   Muenchener Rueckversicherungs-Gesellschaft AG(a)                      4,263
     33,193   PartnerRe Ltd.                                                        4,249
     27,100   RenaissanceRe Holdings Ltd.                                           2,777
                                                                              -----------
                                                                                   16,470
                                                                              -----------
              REITs - RETAIL (0.4%)
    175,338   CBL & Associates Properties, Inc.                                     3,158
                                                                              -----------
              Total Financials                                                    154,482
                                                                              -----------

              HEALTH CARE (12.6%)
              -------------------
              BIOTECHNOLOGY (3.8%)
     67,635   Actelion Ltd.(a)                                                      8,955
     35,500   Amgen, Inc.                                                           5,606
     48,667   Gilead Sciences, Inc.*                                                4,892
     60,800   United Therapeutics Corp.*                                            9,709
                                                                              -----------
                                                                                   29,162
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (1.9%)
     82,450   Cardinal Health, Inc.                                                 6,954

================================================================================

3  |  USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     33,300   McKesson Corp.                                                  $     7,439
                                                                              -----------
                                                                                   14,393
                                                                              -----------
              HEALTH CARE EQUIPMENT (1.0%)
     28,109   Edwards Lifesciences Corp.*                                           3,560
     30,713   Teleflex, Inc.                                                        3,776
                                                                              -----------
                                                                                    7,336
                                                                              -----------
              MANAGED HEALTH CARE (0.8%)
     54,100   Aetna, Inc.                                                           5,782
                                                                              -----------
              PHARMACEUTICALS (5.1%)
     99,300   AbbVie, Inc.                                                          6,421
     88,068   Mylan N.V.*                                                           6,364
    125,165   Novo Nordisk A/S "B"(a)                                               7,011
    134,756   Pfizer, Inc.                                                          4,572
     87,701   Shire plc(a)                                                          7,135
    120,700   Teva Pharmaceutical Industries Ltd. ADR                               7,293
                                                                              -----------
                                                                                   38,796
                                                                              -----------
              Total Health Care                                                    95,469
                                                                              -----------

              INDUSTRIALS (10.8%)
              --------------------
              AEROSPACE & DEFENSE (4.9%)
     56,500   Boeing Co.                                                            8,099
    795,843   Cobham plc(a)                                                         3,622
     35,500   Huntington Ingalls Industries, Inc.                                   4,672
     47,600   Lockheed Martin Corp.                                                 8,882
     39,797   Northrop Grumman Corp.                                                6,130
     54,900   Raytheon Co.                                                          5,710
                                                                              -----------
                                                                                   37,115
                                                                              -----------
              AIRLINES (1.6%)
    134,600   Alaska Air Group, Inc.                                                8,622
    999,136   Turk Hava Yollari AO(a)                                               3,320
                                                                              -----------
                                                                                   11,942
                                                                              -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
    221,000   Hino Motors Ltd.(a)                                                   2,883
                                                                              -----------
              HEAVY ELECTRICAL EQUIPMENT (0.7%)
    429,000   Mitsubishi Electric Corp.(a)                                          5,560
                                                                              -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
     49,800   Adecco S.A.(a)                                                        4,083
                                                                              -----------
              INDUSTRIAL MACHINERY (0.6%)
     48,800   Illinois Tool Works, Inc.                                             4,567
                                                                              -----------
              RAILROADS (2.1%)
     85,200   Canadian Natlional Railway Co.                                        5,501
     36,700   Central Japan Railway Co.(a)                                          6,511
     74,300   West Japan Railway Co.(a)                                             4,114
                                                                              -----------
                                                                                   16,126
                                                                              -----------
              Total Industrials                                                    82,276
                                                                              -----------

              INFORMATION TECHNOLOGY (13.0%)
              ------------------------------
              APPLICATION SOFTWARE (0.7%)
    117,300   Aspen Technology, Inc.*                                               5,207
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (1.6%)
    565,000   Brocade Communications Systems, Inc.                                  6,385
    203,800   Juniper Networks, Inc.                                                5,386
                                                                              -----------
                                                                                   11,771
                                                                              -----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     64,480   Computer Sciences Corp.                                         $     4,156
                                                                              -----------
              ELECTRONIC COMPONENTS (1.0%)
    186,238   Corning, Inc.                                                         3,898
    100,000   HOYA Corp.(a)                                                         3,859
                                                                              -----------
                                                                                    7,757
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (1.0%)
     62,988   Facebook, Inc. "A"*                                                   4,962
     47,100   VeriSign, Inc.                                                        2,991
                                                                              -----------
                                                                                    7,953
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (0.4%)
     67,400   Leidos Holdings, Inc.                                                 2,807
                                                                              -----------
              SEMICONDUCTORS (2.6%)
    186,600   Micron Technology, Inc.*                                              5,249
    155,000   NVIDIA Corp.                                                          3,440
     56,500   NXP Semiconductors N.V.*                                              5,431
    106,800   Texas Instruments, Inc.                                               5,790
                                                                              -----------
                                                                                   19,910
                                                                              -----------
              SYSTEMS SOFTWARE (0.6%)
    195,800   Symantec Corp.                                                        4,880
                                                                              -----------
              Technology Hardware, Storage, & Peripherals (4.5%)
    179,757   Apple, Inc.                                                          22,496
    139,546   Hewlett-Packard Co.                                                   4,601
      5,511   Samsung Electronics Co. Ltd.(a)                                       7,228
                                                                              -----------
                                                                                   34,325
                                                                              -----------
              Total Information Technology                                         98,766
                                                                              -----------

              MATERIALS (6.3%)
              ----------------
              COMMODITY CHEMICALS (1.2%)
    564,000   Asahi Kasei Corp.(a)                                                  5,294
     33,700   LyondellBasell Industries N.V. "A"                                    3,489
                                                                              -----------
                                                                                    8,783
                                                                              -----------
              DIVERSIFIED CHEMICALS (0.5%)
     80,700   Dow Chemical Co.                                                      4,116
                                                                              -----------
              DIVERSIFIED METALS & MINING (0.5%)
     78,500   Rio Tinto plc(a)                                                      3,497
                                                                              -----------
              PAPER PACKAGING (2.0%)
     71,280   Avery Dennison Corp.                                                  3,962
     93,800   Packaging Corp. of America                                            6,490
    167,854   Smurfit Kappa Group plc(a)                                            5,138
                                                                              -----------
                                                                                   15,590
                                                                              -----------
              PAPER PRODUCTS (1.6%)
    118,400   International Paper Co.                                               6,360
    282,141   Mondi plc(a)                                                          5,709
                                                                              -----------
                                                                                   12,069
                                                                              -----------
              SPECIALTY CHEMICALS (0.5%)
     18,193   PPG Industries, Inc.                                                  4,031
                                                                              -----------
              Total Materials                                                      48,086
                                                                              -----------
              TELECOMMUNICATION SERVICES (2.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
    912,050   BT Group plc(a)                                                       6,373
    224,662   Hellenic Telecommunications Organization (OTE S.A.)*(a)               2,041

================================================================================

5  |  USAA Capital Growth Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
     58,800   Nippon Telegraph & Telephone Corp.(a)                                               $     3,963
    866,700   Telstra Corp. Ltd.(a)                                                                     4,262
                                                                                                  -----------
                                                                                                       16,639
                                                                                                  -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    183,300   America Movil S.A.B. de C.V. ADR "L"                                                      3,829
                                                                                                  -----------
              Total Telecommunication Services                                                         20,468
                                                                                                  -----------

              UTILITIES (3.2%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
     59,600   Entergy Corp.                                                                             4,600
  1,347,600   Tenaga Nasional Berhad(a)                                                                 5,424
                                                                                                  -----------
                                                                                                       10,024
                                                                                                  -----------
              GAS UTILITIES (0.9%)
    135,310   Enagas S.A.(a)                                                                            4,169
     96,520   Gas Natural SDG S.A.(a)                                                                   2,369
                                                                                                  -----------
                                                                                                        6,538
                                                                                                  -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
  2,936,000   Huaneng Power International, Inc. "H"(a)                                                  4,171
                                                                                                  -----------
              MULTI-UTILITIES (0.5%)
     81,500   Wisconsin Energy Corp.                                                                    4,003
                                                                                                  -----------
              Total Utilities                                                                          24,736
                                                                                                  -----------
              Total Common Stocks (cost: $557,332)                                                    752,805
                                                                                                  -----------

              PREFERRED STOCKS (0.5%)

              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
    592,053   Itausa - Investimentos Itau S.A.                                                          2,085
                                                                                                  -----------
              Total Financials                                                                          2,085
                                                                                                  -----------

              UTILITIES (0.2%)
              ----------------
              RENEWABLE ELECTRICITY (0.2%)
    246,800   Companhia Energetica de Sao Paulo "B"                                                     1,556
                                                                                                  -----------
              Total Utilities                                                                           1,556
                                                                                                  -----------
              Total Preferred Stocks (cost: $5,440)                                                     3,641
                                                                                                  -----------
              Total Equity Securities (cost: $562,772)                                                756,446
                                                                                                  -----------

              MONEY MARKET INSTRUMENTS (0.2%)

              MONEY MARKET FUNDS (0.2%)
  1,731,338   State Street Institutional Liquid Reserves Fund Premier Class, 0.10%(b)
              (cost: $1,731)                                                                            1,731
                                                                                                  -----------

              TOTAL INVESTMENTS (COST: $564,503)                                                  $   758,177
                                                                                                  ===========

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                               (LEVEL 1)       (LEVEL 2)     LEVEL 3)
                                             QUOTED PRICES       OTHER     SIGNIFICANT
                                               IN ACTIVE      SIGNIFICANT  UNOBSERVABLE
                                                MARKETS       OBSERVABLE      INPUTS
                                             FOR IDENTICAL      INPUTS
ASSETS                                           ASSETS                                       TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $      464,820  $       287,985  $         --  $  752,805
  Preferred Stocks                                 3,641               --            --       3,641
Money Market Instruments:
  Money Market Funds                               1,731               --            --       1,731
---------------------------------------------------------------------------------------------------
Total                                     $      470,192  $       287,985  $         --  $  758,177
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  |  USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

8  |  USAA Capital Growth Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

9  |  USAA Capital Growth Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $209,068,000 and $15,394,000, respectively, resulting in net unrealized appreciation of $193,674,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $760,530,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 43.6% of net assets at April 30, 2015.

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $287,984,000, which represented 37.9% of the Fund's net assets.

(b) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*      Non-income-producing security.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

================================================================================

                                        Notes to Portfolio of Investments  |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48487-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (74.0%)

              COMMON STOCKS (53.2%)

              CONSUMER DISCRETIONARY (6.5%)
              -----------------------------
              APPAREL RETAIL (0.9%)
    6,100     Express, Inc.*                                                           $        100
   26,600     Gap, Inc.                                                                       1,054
   14,800     Ross Stores, Inc.                                                               1,463
    9,200     TJX Companies, Inc.                                                               594
                                                                                       ------------
                                                                                              3,211
                                                                                       ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
   18,200     Michael Kors Holdings Ltd.*                                                     1,126
                                                                                       ------------
              AUTO PARTS & EQUIPMENT (0.3%)
   23,300     Johnson Controls, Inc.                                                          1,174
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS (0.3%)
   15,700     Thor Industries, Inc.                                                             945
                                                                                       ------------
              AUTOMOTIVE RETAIL (0.3%)
   16,100     AutoNation, Inc.*                                                                 991
                                                                                       ------------
              BROADCASTING (0.1%)
   12,600     Discovery Communications, Inc. "C"*                                               381
                                                                                       ------------
              CABLE & SATELLITE (0.8%)
   32,000     Comcast Corp. "A"                                                               1,848
   14,200     DIRECTV*                                                                        1,288
                                                                                       ------------
                                                                                              3,136
                                                                                       ------------
              CATALOG RETAIL (0.1%)
   11,400     Liberty Interactive Corp. "A"*                                                    328
                                                                                       ------------
              DEPARTMENT STORES (0.2%)
    6,800     Dillard's, Inc. "A"                                                               895
                                                                                       ------------
              DISTRIBUTORS (0.1%)
    2,700     Genuine Parts Co.                                                                 243
                                                                                       ------------
              GENERAL MERCHANDISE STORES (0.4%)
   18,800     Target Corp.                                                                    1,482
                                                                                       ------------
              HOME FURNISHINGS (0.0%)
    2,700     La-Z-Boy, Inc.                                                                     71
                                                                                       ------------
              HOME IMPROVEMENT RETAIL (0.2%)
   10,400     Lowe's Companies, Inc.                                                            716
                                                                                       ------------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
    6,600     Marriott Vacations Worldwide Corp.                                                542
                                                                                       ------------
              HOUSEHOLD APPLIANCES (0.2%)
    6,400     Helen of Troy Ltd.*                                                               561
                                                                                       ------------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INTERNET RETAIL (0.2%)
    4,700     Lands' End, Inc.*                                                        $        138
    4,900     Liberty TripAdvisor Holdings "A"*                                                 146
    2,200     Liberty Ventures "A"*                                                              92
    4,400     NutriSystem, Inc.                                                                  84
    5,100     TripAdvisor, Inc.*                                                                410
                                                                                       ------------
                                                                                                870
                                                                                       ------------
              LEISURE PRODUCTS (0.1%)
    4,200     Brunswick Corp.                                                                   210
    1,300     Polaris Industries, Inc.                                                          178
                                                                                       ------------
                                                                                                388
                                                                                       ------------
              MOVIES & ENTERTAINMENT (0.7%)
   16,200     Cinemark Holdings, Inc.                                                           691
   17,600     Walt Disney Co.                                                                 1,913
                                                                                       ------------
                                                                                              2,604
                                                                                       ------------
              PUBLISHING (0.0%)
    2,400     Gannett Co., Inc.                                                                  82
    3,200     New Media Investment Group, Inc.                                                   74
                                                                                       ------------
                                                                                                156
                                                                                       ------------
              RESTAURANTS (1.0%)
   10,000     Bloomin' Brands, Inc.                                                             227
      900     Chipotle Mexican Grill, Inc.*                                                     559
    4,000     Cracker Barrel Old Country Store, Inc.                                            530
    1,700     Darden Restaurants, Inc.                                                          108
    6,700     DineEquity, Inc.                                                                  646
   18,600     McDonald's Corp.                                                                1,796
      900     Yum! Brands, Inc.                                                                  77
                                                                                       ------------
                                                                                              3,943
                                                                                       ------------
              SPECIALTY STORES (0.2%)
    4,300     Ulta Salon, Cosmetics & Fragrance, Inc.*                                          650
                                                                                       ------------
              Total Consumer Discretionary                                                   24,413
                                                                                       ------------
              CONSUMER STAPLES (4.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   24,900     Archer-Daniels-Midland Co.                                                      1,217
                                                                                       ------------
              DRUG RETAIL (0.2%)
    7,600     CVS Health Corp.                                                                  755
                                                                                       ------------
              FOOD RETAIL (0.5%)
   24,300     Kroger Co.                                                                      1,674
    2,800     Whole Foods Market, Inc.                                                          134
                                                                                       ------------
                                                                                              1,808
                                                                                       ------------
              HOUSEHOLD PRODUCTS (1.2%)
    9,100     Colgate-Palmolive Co.                                                             612
    9,900     Kimberly-Clark Corp.                                                            1,086
   38,200     Procter & Gamble Co.                                                            3,038
                                                                                       ------------
                                                                                              4,736
                                                                                       ------------
              HYPERMARKETS & SUPER CENTERS (0.6%)
   27,700     Wal-Mart Stores, Inc.                                                           2,162
                                                                                       ------------
              PACKAGED FOODS & MEAT (0.3%)
   33,000     ConAgra Foods, Inc.                                                             1,193
                                                                                       ------------
              SOFT DRINKS (1.2%)
   20,200     Coca-Cola Co.                                                                     819
   10,200     Monster Beverage Corp.*                                                         1,399

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   24,900     PepsiCo, Inc.                                                            $      2,368
                                                                                       ------------
                                                                                              4,586
                                                                                       ------------
              Total Consumer Staples                                                         16,457
                                                                                       ------------
              ENERGY (4.3%)
              -------------
              INTEGRATED OIL & GAS (1.3%)
   11,000     Chevron Corp.                                                                   1,222
   40,500     Exxon Mobil Corp.                                                               3,538
                                                                                       ------------
                                                                                              4,760
                                                                                       ------------
              OIL & GAS DRILLING (0.3%)
    5,500     Atwood Oceanics, Inc.                                                             184
   56,700     Noble Corp. plc                                                                   981
                                                                                       ------------
                                                                                              1,165
                                                                                       ------------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
    1,600     National Oilwell Varco, Inc.                                                       87
                                                                                       ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   14,400     EQT Corp.                                                                       1,295
    9,400     Marathon Oil Corp.                                                                293
                                                                                       ------------
                                                                                              1,588
                                                                                       ------------
              OIL & GAS REFINING & MARKETING (1.9%)
    3,200     CVR Energy, Inc.                                                                  128
   13,700     HollyFrontier Corp.                                                               531
   12,600     Marathon Petroleum Corp.                                                        1,242
   12,100     PBF Energy, Inc. "A"                                                              343
   19,100     Phillips 66                                                                     1,515
    8,700     Tesoro Corp.                                                                      747
   22,400     Valero Energy Corp.                                                             1,275
   10,700     Western Refining, Inc.                                                            471
   15,100     World Fuel Services Corp.                                                         838
                                                                                       ------------
                                                                                              7,090
                                                                                       ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   18,100     ONEOK, Inc.                                                                       870
    7,000     Targa Resources Corp.                                                             735
                                                                                       ------------
                                                                                              1,605
                                                                                       ------------
              Total Energy                                                                   16,295
                                                                                       ------------
              FINANCIALS (8.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    5,400     Bank of New York Mellon Corp.                                                     229
   15,400     Franklin Resources, Inc.                                                          794
                                                                                       ------------
                                                                                              1,023
                                                                                       ------------
              CONSUMER FINANCE (0.5%)
    9,100     Capital One Financial Corp.                                                       736
    8,300     Discover Financial Services                                                       481
    3,700     Nelnet, Inc. "A"                                                                  165
   15,500     Synchrony Financial*                                                              483
                                                                                       ------------
                                                                                              1,865
                                                                                       ------------
              DIVERSIFIED BANKS (2.3%)
  165,800     Bank of America Corp.                                                           2,641
   41,400     Citigroup, Inc.                                                                 2,208
   52,200     JPMorgan Chase & Co.                                                            3,302
    8,800     Wells Fargo & Co.                                                                 485
                                                                                       ------------
                                                                                              8,636
                                                                                       ------------
              INVESTMENT BANKING & BROKERAGE (0.7%)
    9,600     Goldman Sachs Group, Inc.                                                       1,886

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    8,300     Lazard Ltd. "A"                                                          $        440
    4,800     Piper Jaffray Co., Inc.*                                                          242
                                                                                       ------------
                                                                                              2,568
                                                                                       ------------
              LIFE & HEALTH INSURANCE (0.5%)
   19,800     AFLAC, Inc.                                                                     1,248
    4,600     MetLife, Inc.                                                                     236
   15,900     Unum Group                                                                        543
                                                                                       ------------
                                                                                              2,027
                                                                                       ------------
              MULTI-LINE INSURANCE (0.3%)
   13,900     American Financial Group, Inc.                                                    878
    3,900     Assurant, Inc.                                                                    240
                                                                                       ------------
                                                                                              1,118
                                                                                       ------------
              MULTI-SECTOR HOLDINGS (0.5%)
   14,000     Berkshire Hathaway, Inc. "B"*                                                   1,977
                                                                                       ------------
              PROPERTY & CASUALTY INSURANCE (0.3%)
    4,900     Allstate Corp.                                                                    341
    8,800     Travelers Companies, Inc.                                                         890
                                                                                       ------------
                                                                                              1,231
                                                                                       ------------
              REAL ESTATE SERVICES (0.5%)
   20,400     CBRE Group, Inc. "A"*                                                             782
    6,700     Jones Lang LaSalle, Inc.                                                        1,113
                                                                                       ------------
                                                                                              1,895
                                                                                       ------------
              REGIONAL BANKS (0.8%)
   81,100     KeyCorp                                                                         1,172
   19,800     Popular, Inc.*                                                                    642
  120,900     Regions Financial Corp.                                                         1,188
                                                                                       ------------
                                                                                              3,002
                                                                                       ------------
              REINSURANCE (0.0%)
    1,900     Endurance Specialty Holdings Ltd.                                                 115
                                                                                       ------------
              REITs - DIVERSIFIED (0.2%)
    5,600     American Assets Trust, Inc.                                                       223
   34,000     Chambers Street Properties                                                        255
   17,600     Lexington Realty Trust                                                            163
                                                                                       ------------
                                                                                                641
                                                                                       ------------
              REITs - HOTEL & RESORT (0.4%)
   31,700     Hospitality Properties Trust                                                      954
    5,500     RLJ Lodging Trust                                                                 163
    3,700     Ryman Hospitality Properties, Inc.                                                213
                                                                                       ------------
                                                                                              1,330
                                                                                       ------------
              REITs - INDUSTRIAL (0.3%)
   27,300     ProLogis, Inc.                                                                  1,097
                                                                                       ------------
              REITs - MORTGAGE (0.4%)
    8,200     AG Mortgage Investment Trust, Inc.                                                158
   93,800     Annaly Capital Management, Inc.                                                   944
    5,900     Apollo Residential Mortgage                                                        94
   28,800     Invesco Mortgage Capital                                                          443
   15,100     Resource Capital Corp.                                                             67
                                                                                       ------------
                                                                                              1,706
                                                                                       ------------
              REITs - OFFICE (0.1%)
   15,700     Franklin Street Properties Corp.                                                  186
   18,400     Parkway Properties, Inc.                                                          299
                                                                                       ------------
                                                                                                485
                                                                                       ------------
              REITs - RETAIL (0.1%)
    5,200     Brixmor Property Group, Inc.                                                      122

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    1,100     Simon Property Group, Inc.                                               $        199
                                                                                       ------------
                                                                                                321
                                                                                       ------------
              REITs - SPECIALIZED (0.4%)
   14,900     Crown Castle International Corp.                                                1,245
    8,800     Geo Group, Inc.                                                                   343
                                                                                       ------------
                                                                                              1,588
                                                                                       ------------
              SPECIALIZED FINANCE (0.1%)
    4,200     CME Group, Inc.                                                                   382
                                                                                       ------------
              Total Financials                                                               33,007
                                                                                       ------------
              HEALTH CARE (8.1%)
              ------------------
              BIOTECHNOLOGY (1.9%)
    7,400     Alexion Pharmaceuticals, Inc.*                                                  1,252
   12,600     Amgen, Inc.                                                                     1,990
    5,500     Biogen, Inc.*                                                                   2,057
   17,600     Gilead Sciences, Inc.*                                                          1,769
                                                                                       ------------
                                                                                              7,068
                                                                                       ------------
              HEALTH CARE EQUIPMENT (1.0%)
   21,600     Abbott Laboratories                                                             1,003
    5,400     Baxter International, Inc.                                                        371
    2,300     Becton, Dickinson & Co.                                                           324
    4,700     Boston Scientific Corp.*                                                           84
    3,200     C.R. Bard, Inc.                                                                   533
      500     Edwards Lifesciences Corp.*                                                        63
    2,200     Hologic, Inc.*                                                                     74
   16,100     Medtronic plc                                                                   1,199
    3,500     Stryker Corp.                                                                     323
                                                                                       ------------
                                                                                              3,974
                                                                                       ------------
              HEALTH CARE SERVICES (0.4%)
   15,400     Express Scripts Holdings Co.*                                                   1,331
                                                                                       ------------
              HEALTH CARE TECHNOLOGY (0.3%)
   17,900     Cerner Corp.*                                                                   1,285
                                                                                       ------------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
    6,200     Thermo Fisher Scientific, Inc.                                                    779
                                                                                       ------------
              MANAGED HEALTH CARE (1.5%)
   14,700     Aetna, Inc.                                                                     1,571
    5,800     Anthem, Inc.                                                                      875
   10,400     Cigna Corp.                                                                     1,296
   16,300     UnitedHealth Group, Inc.                                                        1,816
                                                                                       ------------
                                                                                              5,558
                                                                                       ------------
              PHARMACEUTICALS (2.8%)
   32,200     AbbVie, Inc.                                                                    2,082
   27,700     Bristol-Myers Squibb Co.                                                        1,765
   27,400     Johnson & Johnson                                                               2,718
   23,700     Merck & Co., Inc.                                                               1,412
   77,900     Pfizer, Inc.                                                                    2,643
                                                                                       ------------
                                                                                             10,620
                                                                                       ------------
              Total Health Care                                                              30,615
                                                                                       ------------
              INDUSTRIALS (5.6%)
              ------------------
              AEROSPACE & DEFENSE (1.5%)
    1,400     Curtiss-Wright Corp.                                                              102
   10,700     General Dynamics Corp.                                                          1,470
    7,700     Huntington Ingalls Industries, Inc.                                             1,013
    7,900     Lockheed Martin Corp.                                                           1,474
    8,300     Northrop Grumman Corp.                                                          1,279

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    4,300     United Technologies Corp.                                                $        489
                                                                                       ------------
                                                                                              5,827
                                                                                       ------------
              AIR FREIGHT & LOGISTICS (0.8%)
    8,800     FedEx Corp.                                                                     1,492
   14,100     United Parcel Service, Inc. "B"                                                 1,418
                                                                                       ------------
                                                                                              2,910
                                                                                       ------------
              AIRLINES (0.6%)
   34,000     Southwest Airlines Co.                                                          1,379
   13,900     United Continental Holdings, Inc.*                                                830
                                                                                       ------------
                                                                                              2,209
                                                                                       ------------
              BUILDING PRODUCTS (0.3%)
   16,100     A.O. Smith Corp.                                                                1,029
                                                                                       ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
    1,600     Cummins, Inc.                                                                     221
    7,800     Wabash National Corp.*                                                            109
                                                                                       ------------
                                                                                                330
                                                                                       ------------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
    5,200     Copart, Inc.*                                                                     185
                                                                                       ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    2,400     Acuity Brands, Inc.                                                               401
    2,900     Eaton Corp. plc                                                                   199
   19,500     Emerson Electric Co.                                                            1,147
    1,400     Regal-Beloit Corp.                                                                110
                                                                                       ------------
                                                                                              1,857
                                                                                       ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    1,800     Robert Half International, Inc.                                                   100
                                                                                       ------------
              INDUSTRIAL CONGLOMERATES (0.7%)
   12,200     3M Co.                                                                          1,908
    3,100     Carlisle Companies, Inc.                                                          299
   20,600     General Electric Co.                                                              558
                                                                                       ------------
                                                                                              2,765
                                                                                       ------------
              INDUSTRIAL MACHINERY (0.6%)
    5,700     Blount International, Inc.*                                                        76
    7,500     Hillenbrand, Inc.                                                                 220
    3,800     Lincoln Electric Holdings, Inc.                                                   254
    9,900     Parker-Hannifin Corp.                                                           1,182
      500     Snap-On, Inc.                                                                      75
    3,500     SPX Corp.                                                                         269
                                                                                       ------------
                                                                                              2,076
                                                                                       ------------
              OFFICE SERVICES & SUPPLIES (0.0%)
    3,000     MSA Safety, Inc.                                                                  137
                                                                                       ------------
              RAILROADS (0.4%)
   14,000     Union Pacific Corp.                                                             1,487
                                                                                       ------------
              TRUCKING (0.0%)
      500     AMERCO                                                                            161
                                                                                       ------------
              Total Industrials                                                              21,073
                                                                                       ------------
              INFORMATION TECHNOLOGY (11.0%)
              ------------------------------
              APPLICATION SOFTWARE (0.1%)
    4,500     Manhattan Associates, Inc.*                                                       237
      700     MicroStrategy, Inc. "A"*                                                          127
    3,500     SS&C Technologies Holdings, Inc.                                                  211
                                                                                       ------------
                                                                                                575
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (1.2%)
   10,100     Brocade Communications Systems, Inc.                                     $        114
   86,300     Cisco Systems, Inc.                                                             2,488
      600     F5 Networks, Inc.*                                                                 73
   27,300     QUALCOMM, Inc.                                                                  1,857
                                                                                       ------------
                                                                                              4,532
                                                                                       ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    1,100     Automatic Data Processing, Inc.                                                    93
   18,300     Broadridge Financial Solutions, Inc.                                              987
    9,000     DST Systems, Inc.                                                               1,036
   14,800     Fiserv, Inc.*                                                                   1,148
    8,600     MAXIMUS, Inc.                                                                     550
    4,200     Syntel, Inc.*                                                                     189
    2,300     Visa, Inc. "A"                                                                    152
                                                                                       ------------
                                                                                              4,155
                                                                                       ------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
   27,600     Jabil Circuit, Inc.                                                               622
                                                                                       ------------
              INTERNET SOFTWARE & SERVICES (1.4%)
    3,100     Constant Contact, Inc.*                                                           108
    6,900     eBay, Inc.*                                                                       402
    9,100     Facebook, Inc. "A"*                                                               717
    1,690     Google, Inc. "A"*                                                                 927
    4,603     Google, Inc. "C"*                                                               2,473
    2,600     GrubHub, Inc.*                                                                    107
   12,700     Yahoo! Inc.*                                                                      541
                                                                                       ------------
                                                                                              5,275
                                                                                       ------------
              IT CONSULTING & OTHER SERVICES (0.3%)
   20,500     Booz Allen Hamilton Holdings                                                      564
    3,400     International Business Machines Corp.                                             582
                                                                                       ------------
                                                                                              1,146
                                                                                       ------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    6,200     Tessera Technologies, Inc.                                                        224
                                                                                       ------------
              SEMICONDUCTORS (1.6%)
    8,500     Avago Technologies Ltd.                                                           993
   18,700     Integrated Device Technology, Inc.*                                               340
   70,400     Intel Corp.                                                                     2,292
   15,600     Skyworks Solutions, Inc.                                                        1,439
   17,800     Texas Instruments, Inc.                                                           965
                                                                                       ------------
                                                                                              6,029
                                                                                       ------------
              SYSTEMS SOFTWARE (2.2%)
  103,900     Microsoft Corp.                                                                 5,054
   47,800     Oracle Corp.                                                                    2,085
   44,300     Symantec Corp.                                                                  1,104
                                                                                       ------------
                                                                                              8,243
                                                                                       ------------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    8,000     CDW Corp.                                                                         306
   22,600     Ingram Micro, Inc. "A"*                                                           569
                                                                                       ------------
                                                                                                875
                                                                                       ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.6%)
   59,460     Apple, Inc.                                                                     7,441
    4,100     EMC Corp.                                                                         110
   53,200     Hewlett-Packard Co.                                                             1,754
    5,400     Western Digital Corp.                                                             528
                                                                                       ------------
                                                                                              9,833
                                                                                       ------------
              Total Information Technology                                                   41,509
                                                                                       ------------

================================================================================

7  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MATERIALS (1.9%)
              ----------------
              ALUMINUM (0.2%)
   47,700     Century Aluminum Co.*                                                    $        615
                                                                                       ------------
              COMMODITY CHEMICALS (0.6%)
    9,500     Cabot Corp.                                                                       406
   16,200     LyondellBasell Industries N.V. "A"                                              1,677
                                                                                       ------------
                                                                                              2,083
                                                                                       ------------
              CONSTRUCTION MATERIALS (0.1%)
   11,100     Headwaters, Inc.*                                                                 195
                                                                                       ------------
              METAL & GLASS CONTAINERS (0.0%)
    2,600     Greif, Inc. "A"                                                                   106
                                                                                       ------------
              PAPER PRODUCTS (0.3%)
   23,500     International Paper Co.                                                         1,263
                                                                                       ------------
              SPECIALTY CHEMICALS (0.7%)
   19,100     Celanese Corp. "A"                                                              1,267
    4,800     Chemtura Corp.*                                                                   145
    4,900     Sherwin-Williams Co.                                                            1,362
                                                                                       ------------
                                                                                              2,774
                                                                                       ------------
              Total Materials                                                                 7,036
                                                                                       ------------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
   12,300     Inteliquent, Inc.                                                                 234
    9,700     Intelsat S.A.*                                                                    122
                                                                                       ------------
                                                                                                356
                                                                                       ------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   48,200     AT&T, Inc.                                                                      1,670
   17,900     Verizon Communications, Inc.                                                      903
                                                                                       ------------
                                                                                              2,573
                                                                                       ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
   14,100     Sprint Corp.*                                                                      72
                                                                                       ------------
              Total Telecommunication Services                                                3,001
                                                                                       ------------
              UTILITIES (2.0%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
    5,900     American Electric Power Co., Inc.                                                 336
    3,400     Entergy Corp.                                                                     262
   37,100     PPL Corp.                                                                       1,262
   27,600     Southern Co.                                                                    1,223
                                                                                       ------------
                                                                                              3,083
                                                                                       ------------
              GAS UTILITIES (0.3%)
   14,000     AGL Resources, Inc.                                                               704
   15,700     UGI Corp.                                                                         546
                                                                                       ------------
                                                                                              1,250
                                                                                       ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   52,400     AES Corp.                                                                         694
   11,400     Calpine Corp.*                                                                    249
                                                                                       ------------
                                                                                                943
                                                                                       ------------
              MULTI-UTILITIES (0.6%)
   12,300     Consolidated Edison, Inc.                                                         757
   29,600     Public Service Enterprise Group, Inc.                                           1,230

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    9,200     Vectren Corp.                                                            $        397
                                                                                       ------------
                                                                                              2,384
                                                                                       ------------
              Total Utilities                                                                 7,660
                                                                                       ------------
              Total Common Stocks (cost: $167,185)                                          201,066
                                                                                       ------------
              PREFERRED STOCKS (1.3%)

              CONSUMER STAPLES (0.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.6%)
   40,000     CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                    1,142
   10,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                  perpetual(a)                                                                1,066
                                                                                       ------------
                                                                                              2,208
                                                                                       ------------
              Total Consumer Staples                                                          2,208
                                                                                       ------------
              ENERGY (0.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      800     Chesapeake Energy Corp., 5.75%, perpetual(a)                                      698
                                                                                       ------------
              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
   28,000     Delphi Financial Group, Inc., 7.38%, cumulative redeemable                        698
                                                                                       ------------
              REGIONAL BANKS (0.2%)
      500     M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                           512
                                                                                       ------------
              REINSURANCE (0.0%)
      500     American Overseas Group Ltd., 7.50%, non-cumulative,
                  acquired 3/09/2007; cost $526*(b),(c)                                         125
                                                                                       ------------
              REITS - OFFICE (0.1%)
   20,000     Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual            506
                                                                                       ------------
              Total Financials                                                                1,841
                                                                                       ------------
              Total Preferred Stocks (cost: $4,641)                                           4,747
                                                                                       ------------
              EXCHANGE-TRADED FUNDS (19.5%)
              -----------------------------
              DOMESTIC EXCHANGE-TRADED FUNDS (0.3%)
     9,200    iShares Russell 1000 ETF                                                        1,075
                                                                                       ------------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (19.2%)
    29,398    EGShares Emerging Markets Consumer ETF                                            796
   250,000    iShares Core MSCI EAFE ETF                                                     15,160
   233,824    iShares Core MSCI Emerging Markets ETF                                         12,122
   366,771    iShares MSCI EAFE ETF                                                          24,394
   520,976    iShares MSCI Germany ETF                                                       15,431
    17,870    iShares MSCI Turkey ETF                                                           838
   110,000    PowerShares FTSE RAFI Emerging Markets Portfolio                                2,285
    20,334    WisdomTree Emerging Markets SmallCap Dividend Fund                                950
    36,637    WisdomTree India Earnings Fund                                                    783
                                                                                       ------------
              Total International Exchange-Traded Funds                                      72,759
                                                                                       ------------
              Total Exchange-Traded Funds (cost: $66,836)                                    73,834
                                                                                       ------------
              Total Equity Securities (cost: $238,662)                                      279,647
                                                                                       ------------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              BONDS (22.9%)

              CORPORATE OBLIGATIONS (8.8%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
$      400    J. M. Smucker Co. (a)                                   4.38%       3/15/2045        $       400
                                                                                                   -----------
              ENERGY (1.7%)
              -------------
              OIL & GAS DRILLING (0.1%)
       782    Schahin II Finance Co. SPV Ltd. (a)                     5.88        9/25/2023                408
                                                                                                   -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
       500    Newfield Exploration Co.                                5.38        1/01/2026                523
     1,600    Sabine Oil & Gas, LLC (d),(e)                           8.75       12/31/2018                615
     1,600    Samson Investment Co. (d),(e)                           5.00        9/25/2018                776
                                                                                                   -----------
                                                                                                         1,914
                                                                                                   -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.1%)
       800    DCP Midstream, LLC (a)                                  5.85        5/21/2043                608
     1,000    Enbridge Energy Partners, LP                            8.05       10/01/2077              1,042
     1,000    Energy Transfer Partners, LP                            3.27 (f)   11/01/2066                874
     1,000    Enterprise Products Operating, LLC                      7.00        6/01/2067              1,018
       500    TEPPCO Partners, LP                                     7.00        6/01/2067                504
                                                                                                   -----------
                                                                                                         4,046
                                                                                                   -----------
              Total Energy                                                                               6,368
                                                                                                   -----------
              FINANCIALS (5.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      900     Prospect Capital Corp.                                  5.00        7/15/2019                937
      975     State Street Capital Trust IV                           1.27 (f)    6/01/2077                843
                                                                                                   -----------
                                                                                                         1,780
                                                                                                   -----------
              DIVERSIFIED BANKS (0.2%)
     1,000    JPMorgan Chase Capital XIII                             1.22 (f)    9/30/2034                850
                                                                                                   -----------
              LIFE & HEALTH INSURANCE (0.8%)
       800    Lincoln National Corp.                                  7.00        5/17/2066                770
       200    Lincoln National Corp.                                  6.05        4/20/2067                192
     1,000    Prudential Financial, Inc.                              5.63        6/15/2043              1,072
     1,000    StanCorp Financial Group, Inc.                          6.90        6/01/2067                993
                                                                                                   -----------
                                                                                                         3,027
                                                                                                   -----------
              MULTI-LINE INSURANCE (0.7%)
     1,000    Genworth Holdings, Inc.                                 6.15       11/15/2066                640
     1,000    Glen Meadow Pass-Through Trust (a)                      6.51        2/12/2067                940
     1,000    Nationwide Mutual Insurance Co. (a)                     2.56 (f)   12/15/2024              1,002
                                                                                                   -----------
                                                                                                         2,582
                                                                                                   -----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
     1,000    Allstate Corp.                                          5.75        8/15/2053              1,092
     1,000    AmTrust Financial Services, Inc.                        6.13        8/15/2023              1,061
     1,000    HSB Group, Inc. (c)                                     1.19 (f)    7/15/2027                645
       750    Ironshore Holdings, Inc. (a)                            8.50        5/15/2020                907
     1,300    Oil Insurance Ltd. (a)                                  3.26 (f)            -(g)           1,131
       500    Progressive Corp.                                       6.70        6/15/2067                528
     1,000    Travelers Companies, Inc.                               6.25        3/15/2067              1,075
                                                                                                   -----------
                                                                                                         6,439
                                                                                                   -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (1.3%)
$      500    Compass Bank                                            3.88%       4/10/2025        $       490
     1,000    Cullen/Frost Capital Trust II                           1.81 (f)    3/01/2034                879
     1,000    Fulton Capital Trust I                                  6.29        2/01/2036                998
     1,000    KeyCorp Capital I                                       1.01 (f)    7/01/2028                840
     1,000    Manufacturers & Traders Trust Co.                       5.63       12/01/2021              1,039
     1,000    SunTrust Capital I                                      0.93 (f)    5/15/2027                835
                                                                                                   -----------
                                                                                                         5,081
                                                                                                   -----------
              REINSURANCE (0.3%)
      500     Alterra USA Holdings Ltd. (a)                           7.20        4/14/2017                542
      500     Platinum Underwriters Finance, Inc.                     7.50        6/01/2017                554
                                                                                                   -----------
                                                                                                         1,096
                                                                                                   -----------
              Total Financials                                                                          20,855
                                                                                                   -----------
              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
       983    NextEra Energy Capital Holdings, Inc.                   6.65        6/15/2067                973
     1,000    PPL Capital Funding, Inc.                               6.70        3/30/2067                926
                                                                                                   -----------
                                                                                                         1,899
                                                                                                   -----------
              MULTI-UTILITIES (1.0%)
     1,000    Dominion Resources, Inc.                                7.50        6/30/2066              1,016
       770    Integrys Energy Group, Inc.                             6.11       12/01/2066                756
     1,000    Puget Sound Energy, Inc.                                6.97        6/01/2067                997
       975    Wisconsin Energy Corp.                                  6.25        5/15/2067                973
                                                                                                   -----------
                                                                                                         3,742
                                                                                                   -----------
              Total Utilities                                                                            5,641
                                                                                                   -----------
              Total Corporate Obligations(cost: $31,085)                                                33,264
                                                                                                   -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.1%)

              FINANCIALS (1.7%)
              -----------------
              DIVERSIFIED BANKS (0.8%)
     1,500    Barclays Bank plc                                       0.63 (f)            -(g)             937
     2,040    HSBC Bank plc                                           0.69 (f)            -(g)           1,260
       500    LBI hf, acquired 10/12/2007; cost $500 (a),(b),(c),(h)  7.43                -(g)              --
     1,000    Lloyds Bank plc                                         0.60 (f)            -(g)             638
                                                                                                   -----------
                                                                                                         2,835
                                                                                                   -----------
              LIFE & HEALTH INSURANCE (0.3%)
     1,000    Great-West Life & Annuity Insurance Capital, LP (a)     7.15        5/16/2046              1,034
                                                                                                   -----------
              MULTI-LINE INSURANCE (0.2%)
      800     ZFS Finance USA Trust V (a)                             6.50        5/09/2067                852
                                                                                                   -----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
      750     QBE Capital Funding III Ltd. (a)                        7.25        5/24/2041                843
                                                                                                   -----------
              REGIONAL BANKS (0.0%)
    1,000     Glitnir Banki hf, acquired 9/11/2006-10/18/2006;
                  cost $1,017 (a),(b),(c),(h)                         7.45                -(g)              --
                                                                                                   -----------
              REINSURANCE (0.2%)
      804     Swiss Re Capital I, LP (a)                              6.85                -(g)             842
                                                                                                   -----------
              Total Financials                                                                           6,406
                                                                                                   -----------

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              GOVERNMENT (0.3%)
              -----------------
              FOREIGN GOVERNMENT (0.3%)
$    1,000    Italy Government International Bond                     5.38%       6/15/2033        $     1,183
                                                                                                   -----------
              MATERIALS (0.5%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     1,000    Braskem Finance Ltd.                                    6.45        2/03/2024              1,009
                                                                                                   -----------
              GOLD (0.2%)
     1,000    Kinross Gold Corp.                                      5.95        3/15/2024                933
                                                                                                   -----------
              Total Materials                                                                            1,942
                                                                                                   -----------
              UTILITIES (0.6%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
       800    EDP Finance B.V. (a)                                    4.13        1/15/2020                828
       650    Electricite De France S.A. (a)                          5.25                -(g)             683
       500    Enel S.p.A. (a)                                         8.75        9/24/2073                604
                                                                                                   -----------
                                                                                                         2,115
                                                                                                   -----------
              Total Utilities                                                                            2,115
                                                                                                   -----------
              Total Eurodollar and Yankee Obligations (cost: $12,460)                                   11,646
                                                                                                   -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              ----------------
       923    Structured Asset Mortgage Investments, Inc.
                  (cost: $835)                                        0.68 (f)    7/19/2035                842
                                                                                                   -----------
              COMMERCIAL MORTGAGE SECURITIES (4.6%)

              FINANCIALS (4.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.6%)
       500    Banc of America Commercial Mortgage, Inc.               5.95        5/10/2045                520
     1,000    Banc of America Commercial Mortgage, Inc.               5.33        9/10/2047              1,012
       500    Banc of America Commercial Mortgage, Inc.               6.47        2/10/2051                529
     1,000    Bear Stearns Commercial Mortgage Securities,
                  Inc. (a)                                            5.66        9/11/2041                983
       500    Bear Stearns Commercial Mortgage Securities,
                  Inc.                                                4.99        9/11/2042                506
       530    Citigroup Commercial Mortgage Trust                     5.96        3/15/2049                548
     1,000    GE Capital Commercial Mortgage Corp.                    5.49       11/10/2045              1,004
     1,000    GE Capital Commercial Mortgage Corp.                    5.61       12/10/2049              1,049
       333    GMAC Commercial Mortgage Securities, Inc.               4.97       12/10/2041                345
       250    GMAC Commercial Mortgage Securities, Inc.               4.98       12/10/2041                275
     1,000    GS Mortgage Securities Corp. II                         5.71        4/10/2038              1,022
       200    GS Mortgage Securities Corp. II                         4.78        7/10/2039                200
     1,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.04       10/15/2042              1,007
       690    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.57        4/15/2043                709
       500    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.57       12/15/2044                512
       378    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.57       12/15/2044                387
     1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    6.06        4/15/2045              1,004
     1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.48        5/15/2045              1,044
       250   Merrill Lynch Mortgage Trust                             5.48        7/12/2038                252

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$      135    Merrill Lynch Mortgage Trust                            5.51%       7/12/2038        $       135
       670    Merrill Lynch Mortgage Trust                            5.87        5/12/2039                680
        73    Merrill Lynch Mortgage Trust                            5.01       10/12/2041                 73
     1,000    Merrill Lynch Mortgage Trust                            6.03        6/12/2050              1,046
     1,000    ML-CFC Commercial Mortgage Trust                        5.42        8/12/2048              1,055
       500    ML-CFC Commercial Mortgage Trust                        6.08        8/12/2049                512
     1,000    Wachovia Bank Commercial Mortgage Trust                 5.90        5/15/2043              1,033
                                                                                                   -----------
                                                                                                        17,442
                                                                                                   -----------
              Total Financials                                                                          17,442
                                                                                                   -----------
              Total Commercial Mortgage Securities (cost: $16,188)                                      17,442
                                                                                                   -----------
              U.S. TREASURY SECURITIES (6.2%)

              BONDS (3.7%)
              ------------
     1,900    2.30%, 8/15/2044 (STRIPS Principal)(i)                                                       818
    10,500    3.13%, 8/15/2044                                                                          11,309
     2,000    3.00%, 11/15/2044                                                                          2,105
                                                                                                   -----------
                                                                                                        14,232
                                                                                                   -----------
              NOTES (2.5%)
              ------------
     1,000    1.75%, 5/15/2022 (j)                                                                         997
     4,970    1.63%, 8/15/2022 (j)                                                                       4,902
       390    1.63%, 11/15/2022                                                                            384
       170    2.00%, 2/15/2023                                                                             171
     1,000    2.75%, 11/15/2023                                                                          1,063
       800    2.38%, 8/15/2024                                                                             824
     1,000    2.25%, 11/15/2024                                                                          1,019
                                                                                                   -----------
                                                                                                         9,360
                                                                                                   -----------
              Total U.S. Treasury Securities (cost: $22,557)                                            23,592
                                                                                                   -----------
              Total Bonds (cost: $83,125)                                                               86,786
                                                                                                   -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.1%)

              MONEY MARKET FUNDS (3.1%)
11,625,245    State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (k)
              (cost: $11,625)                                                                           11,625
                                                                                                   -----------
              TOTAL INVESTMENTS (COST: $333,412)                                                   $   378,058
                                                                                                   ===========

================================================================================

13  | USAA First Start Growth Fund

================================================================================

($ IN 000s)                                                        VALUATION HIERARCHY
                                                                   -------------------

                                                      (LEVEL 1)       (LEVEL 2)          (LEVEL 3)
                                                    QUOTED PRICES       OTHER           SIGNIFICANT
                                                      IN ACTIVE      SIGNIFICANT        UNOBSERVABLE
                                                       MARKETS       OBSERVABLE           INPUTS
                                                    FOR IDENTICAL      INPUTS
ASSETS                                                 ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                     $      201,066    $        --       $         --   $  201,066
  Preferred Stocks                                              --          4,622                125        4,747
  Exchange-Traded Funds:
      Domestic Exchange-Traded Funds                         1,075             --                 --        1,075
      International Exchange-Traded Funds                   72,759             --                 --       72,759
Bonds:
  Corporate Obligations                                         --         32,619                645       33,264
  Eurodollar and Yankee Obligations                             --         11,646                 --       11,646
  Collateralized Mortgage Obligations                           --            842                 --          842
  Commercial Mortgage Securities                                --         17,442                 --       17,442
  U.S. Treasury Securities                                  22,774            818                 --       23,592
Money Market Instruments:
  Money Market Funds                                        11,625             --                 --       11,625
-----------------------------------------------------------------------------------------------------------------
Total                                               $      309,299    $    67,989       $        770   $  378,058
-----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                Preferred Stocks            Corporate Obligations
------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                 $895                             $770
Purchases                                                                      -                                -
Sales                                                                       (795)                               -
Transfers into Level 3                                                         -                                -
Transfers out of Level 3                                                       -                                -
Net realized gain (loss) on investments                                      (55)                               -
Change in net unrealized appreciation/depreciation of
investments                                                                   80                             (125)
------------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2015                                                $125                             $645
------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

15  | USAA First Start Growth Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2. Additionally, certain bonds, valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

17  | USAA First Start Growth Fund

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $50,303,000 and $5,657,000, respectively, resulting in net unrealized appreciation of $44,646,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $377,963,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.9% of net assets at April 30, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-

================================================================================

19  | USAA First Start Growth Fund

================================================================================

related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT        Real estate investment trust
STRIPS      Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2015, was $125,000, which represented less than 0.1% of the Fund's net assets.

(c) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $770,000, which represented 0.2% of the Fund's net assets.

(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e) At April 30, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $1,391,000.

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2015.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(h) At April 30, 2015, the issuer was in default with respect to interest and/or principal payments.

(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(j) At April 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(k) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*     Non-income-producing security.

================================================================================

21  | USAA First Start Growth Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48488-0615                                   (c)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
April 30, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.6%)

              CONSUMER DISCRETIONARY (14.7%)
              ------------------------------
              APPAREL RETAIL (2.3%)
   278,732    Foot Locker, Inc.                                                         $    16,571
   412,592    Gap, Inc.                                                                      16,355
   156,608    Ross Stores, Inc.                                                              15,485
                                                                                        -----------
                                                                                             48,411
                                                                                        -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
   487,429    Hanesbrands, Inc.                                                              15,149
                                                                                        -----------
              AUTOMOTIVE RETAIL (1.5%)
    23,610    AutoZone, Inc.*                                                                15,882
    70,417    O'Reilly Automotive, Inc.*                                                     15,339
                                                                                        -----------
                                                                                             31,221
                                                                                        -----------
              DEPARTMENT STORES (0.8%)
   241,443    Macy's, Inc.                                                                   15,605
                                                                                        -----------
              HOME IMPROVEMENT RETAIL (2.3%)
   144,165    Home Depot, Inc.                                                               15,423
   463,282    Lowe's Companies, Inc.                                                         31,901
                                                                                        -----------
                                                                                             47,324
                                                                                        -----------
              HOMEFURNISHING RETAIL (0.8%)
   236,468    Bed Bath & Beyond, Inc.*                                                       16,662
                                                                                        -----------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
   216,958    Royal Caribbean Cruises Ltd.                                                   14,766
                                                                                        -----------
              INTERNET RETAIL (3.4%)
   166,955    Amazon.com, Inc.*                                                              70,418
                                                                                        -----------
              MOVIES & ENTERTAINMENT (0.8%)
   156,061    Walt Disney Co.                                                                16,967
                                                                                        -----------
              RESTAURANTS (1.4%)
   330,702    Yum! Brands, Inc.                                                              28,427
                                                                                        -----------
              Total Consumer Discretionary                                                  304,950
                                                                                        -----------
              CONSUMER STAPLES (12.4%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.8%)
   352,729    Archer-Daniels-Midland Co.                                                     17,241
                                                                                        -----------
              BREWERS (1.6%)
   639,262    SABMiller plc ADR                                                              34,060
                                                                                        -----------
              DRUG RETAIL (0.8%)
   159,485    CVS Health Corp.                                                               15,835
                                                                                        -----------
              FOOD RETAIL (0.7%)
   216,117    Kroger Co.                                                                     14,893
                                                                                        -----------

================================================================================

1  | USAA Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (1.8%)
   455,598    Procter & Gamble Co.                                                      $    36,224
                                                                                        -----------
              PACKAGED FOODS & MEAT (2.4%)
 3,464,137    Danone ADR                                                                     50,265
                                                                                        -----------
              SOFT DRINKS (4.3%)
   927,676    Coca-Cola Co.                                                                  37,627
   379,012    Monster Beverage Corp.*                                                        51,966
                                                                                        -----------
                                                                                             89,593
                                                                                        -----------
              Total Consumer Staples                                                        258,111
                                                                                        -----------
              ENERGY (2.6%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (2.6%)
   312,556    National Oilwell Varco, Inc.                                                   17,006
   382,604    Schlumberger Ltd.                                                              36,198
                                                                                        -----------
                                                                                             53,204
                                                                                        -----------
              Total Energy                                                                   53,204
                                                                                        -----------
              FINANCIALS (5.0%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (3.4%)
    46,132    BlackRock, Inc.                                                                16,790
   280,218    Franklin Resources, Inc.                                                       14,448
   860,777    SEI Investments Co.                                                            39,303
                                                                                        -----------
                                                                                             70,541
                                                                                        -----------
              CONSUMER FINANCE (1.3%)
   358,558    American Express Co.                                                           27,770
                                                                                        -----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
   155,102    Greenhill & Co., Inc.                                                           6,134
                                                                                        -----------
              Total Financials                                                              104,445
                                                                                        -----------
              HEALTH CARE (16.3%)
              -------------------
              BIOTECHNOLOGY (2.7%)
   175,330    Amgen, Inc.                                                                    27,686
    37,232    Biogen Idec, Inc.*                                                             13,922
   145,703    Gilead Sciences, Inc.*                                                         14,645
                                                                                        -----------
                                                                                             56,253
                                                                                        -----------
              HEALTH CARE DISTRIBUTORS (0.8%)
    69,884    McKesson Corp.                                                                 15,612
                                                                                        -----------
              HEALTH CARE EQUIPMENT (4.7%)
   114,431    Becton, Dickinson & Co.                                                        16,120
   117,448    Edwards Lifesciences Corp.*                                                    14,875
   211,176    Medtronic plc                                                                  15,722
   361,770    Varian Medical Systems, Inc.*                                                  32,143
   169,013    Zimmer Holdings, Inc.                                                          18,564
                                                                                        -----------
                                                                                             97,424
                                                                                        -----------
              HEALTH CARE SERVICES (1.5%)
   186,459    Express Scripts Holdings Co.*                                                  16,110
   128,111    Laboratory Corp. of America Holdings*                                          15,317
                                                                                        -----------
                                                                                             31,427
                                                                                        -----------
              MANAGED HEALTH CARE (1.5%)
   105,127    Anthem, Inc.                                                                   15,867
   128,182    Cigna Corp.                                                                    15,977
                                                                                        -----------
                                                                                             31,844
                                                                                        -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (5.1%)
   314,643     Merck & Co., Inc.                                                        $    18,740
   390,263     Novartis AG ADR                                                               39,729
   830,614     Novo Nordisk A/S ADR                                                          46,739
                                                                                        -----------
                                                                                            105,208
                                                                                        -----------
               Total Health Care                                                            337,768
                                                                                        -----------
               INDUSTRIALS (8.6%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
   110,072     Boeing Co.                                                                    15,778
                                                                                        -----------
               AIR FREIGHT & LOGISTICS (3.4%)
   799,435     Expeditors International of Washington, Inc.                                  36,638
   341,566     United Parcel Service, Inc. "B"                                               34,338
                                                                                        -----------
                                                                                             70,976
                                                                                        -----------
               AIRLINES (1.5%)
   238,290     Alaska Air Group, Inc.                                                        15,265
   387,939     Southwest Airlines Co.                                                        15,734
                                                                                        -----------
                                                                                             30,999
                                                                                        -----------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
   103,811     Cummins, Inc.                                                                 14,353
                                                                                        -----------
               DIVERSIFIED SUPPORT SERVICES (0.8%)
   199,986     Cintas Corp.                                                                  15,989
                                                                                        -----------
               INDUSTRIAL CONGLOMERATES (0.7%)
   187,169     Danaher Corp.                                                                 15,325
                                                                                        -----------
               RAILROADS (0.7%)
   148,232     Union Pacific Corp.                                                           15,747
                                                                                        -----------
               Total Industrials                                                            179,167
                                                                                        -----------
               INFORMATION TECHNOLOGY (38.2%)
               ------------------------------
               APPLICATION SOFTWARE (3.5%)
   544,422     Autodesk, Inc.*                                                               30,939
   163,987     FactSet Research Systems, Inc.                                                25,810
   353,798     Synopsys, Inc.*                                                               16,586
                                                                                        -----------
                                                                                             73,335
                                                                                        -----------
               COMMUNICATIONS EQUIPMENT (7.0%)
 2,292,588     Cisco Systems, Inc.                                                           66,095
   128,997     F5 Networks, Inc.*                                                            15,740
   922,050     QUALCOMM, Inc.                                                                62,700
                                                                                        -----------
                                                                                            144,535
                                                                                        -----------
               DATA PROCESSING & OUTSOURCED SERVICES (4.0%)
   129,806     Automatic Data Processing, Inc.                                               10,974
 1,080,272     Visa, Inc. "A"                                                                71,352
                                                                                        -----------
                                                                                             82,326
                                                                                        -----------
               ELECTRONIC COMPONENTS (0.7%)
   716,708     Corning, Inc.                                                                 15,001
                                                                                        -----------
               HOME ENTERTAINMENT SOFTWARE (0.8%)
   282,504     Electronic Arts, Inc.*                                                        16,411
                                                                                        -----------
               INTERNET SOFTWARE & SERVICES (8.2%)
   455,745     Alibaba Group Holding Ltd. ADR*                                               37,047
   789,235     Facebook, Inc. "A"*                                                           62,168
    68,494     Google, Inc. "A"*                                                             37,587
    63,640     Google, Inc. "C"*                                                             34,197
                                                                                        -----------
                                                                                            170,999
                                                                                        -----------

================================================================================

3  | USAA Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (0.8%)
   211,434     Lam Research Corp.                                                       $    15,980
                                                                                        -----------
               SEMICONDUCTORS (4.1%)
    75,182     Altera Corp.                                                                   3,134
    89,905     Analog Devices, Inc.                                                           5,560
   586,069     ARM Holdings plc ADR                                                          29,884
   350,909     Broadcom Corp. "A"                                                            15,512
   165,402     Skyworks Solutions, Inc.                                                      15,258
   286,281     Texas Instruments, Inc.                                                       15,519
                                                                                        -----------
                                                                                             84,867
                                                                                        -----------
               SYSTEMS SOFTWARE (5.5%)
   935,759     Microsoft Corp.                                                               45,515
 1,560,593     Oracle Corp.                                                                  68,073
                                                                                        -----------
                                                                                            113,588
                                                                                        -----------
               TECHNOLOGY DISTRIBUTORS (0.7%)
   256,931     Arrow Electronics, Inc.*                                                      15,341
                                                                                        -----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.9%)
   127,381     Apple, Inc.                                                                   15,942
   558,997     EMC Corp.                                                                     15,043
   207,760     SanDisk Corp.                                                                 13,907
   167,944     Western Digital Corp.                                                         16,415
                                                                                        -----------
                                                                                             61,307
                                                                                        -----------
               Total Information Technology                                                 793,690
                                                                                        -----------
               MATERIALS (0.8%)
               ----------------
               SPECIALTY CHEMICALS (0.8%)
    72,592     PPG Industries, Inc.                                                          16,084
                                                                                        -----------
               Total Common Stocks (cost: $1,378,556)                                     2,047,419
                                                                                        -----------
               MONEY MARKET INSTRUMENTS (1.2%)

               MONEY MARKET FUNDS (1.2%)
               State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
25,831,210         (cost: $25,831)                                                           25,831
                                                                                        -----------

               TOTAL INVESTMENTS (COST: $1,404,387)                                     $ 2,073,250
                                                                                        ===========

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                     (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                   QUOTED PRICES        OTHER         SIGNIFICANT
                                                     IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                      MARKETS        OBSERVABLE         INPUTS
                                                   FOR IDENTICAL       INPUTS
ASSETS                                                 ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                    $    2,047,419     $        --     $         --     $  2,047,419
Money Market Instruments:
  Money Market Funds                                       25,831              --               --           25,831
-------------------------------------------------------------------------------------------------------------------
Total                                              $    2,073,250     $        --     $         --     $  2,073,250
-------------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

6  | USAA Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if

================================================================================

7  | USAA Growth Fund

================================================================================

applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $683,596,000 and $14,733,000, respectively, resulting in net unrealized appreciation of $668,863,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,077,117,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at April 30, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*      Non-income-producing security.

================================================================================

9  | USAA Growth Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48489-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (98.3%)

              CONSUMER DISCRETIONARY (16.4%)
              ------------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
    348,400   Hanesbrands, Inc.                                              $     10,828
                                                                             ------------
              AUTO PARTS & EQUIPMENT (3.0%)
    269,130   Delphi Automotive plc                                                22,338
    503,000   Johnson Controls, Inc.                                               25,341
                                                                             ------------
                                                                                   47,679
                                                                             ------------
              BROADCASTING (0.7%)
    168,100   CBS Corp. "B"                                                        10,444
                                                                             ------------
              CABLE & SATELLITE (0.6%)
    171,100   Comcast Corp. "A"                                                     9,883
                                                                             ------------
              CASINOS & GAMING (1.0%)
     84,610   Las Vegas Sands Corp.                                                 4,474
    548,600   MGM Resorts International*                                           11,603
                                                                             ------------
                                                                                   16,077
                                                                             ------------
              FOOTWEAR (0.3%)
     50,950   NIKE, Inc. "B"                                                        5,036
                                                                             ------------
              GENERAL MERCHANDISE STORES (1.5%)
    102,900   Dollar General Corp.                                                  7,482
    208,790   Target Corp.                                                         16,459
                                                                             ------------
                                                                                   23,941
                                                                             ------------
              HOME IMPROVEMENT RETAIL (0.8%)
    115,890   Home Depot, Inc.                                                     12,398
                                                                             ------------
              HOMEBUILDING (0.7%)
      7,755   NVR, Inc.*                                                           10,287
                                                                             ------------
              HOTELS, RESORTS & CRUISE LINES (4.1%)
    354,800   Carnival Corp.                                                       15,601
    712,500   Norwegian Cruise Line Holdings Ltd.*                                 34,563
    104,000   Royal Caribbean Cruises Ltd.                                          7,078
     80,980   Starwood Hotels & Resorts Worldwide, Inc.                             6,960
                                                                             ------------
                                                                                   64,202
                                                                             ------------
              INTERNET RETAIL (0.9%)
     34,810   Amazon.com, Inc.*                                                    14,682
                                                                             ------------
              LEISURE FACILITIES (0.6%)
    431,800   SeaWorld Entertainment, Inc.                                          9,154
                                                                             ------------
              MOVIES & ENTERTAINMENT (1.1%)
    154,600   Walt Disney Co.                                                      16,808
                                                                             ------------
              SPECIALTY STORES (0.4%)
     73,590   Tiffany & Co.                                                         6,438
                                                                             ------------
              Total Consumer Discretionary                                        257,857
                                                                             ------------

================================================================================

1  |  USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSUMER STAPLES (4.8%)
              -----------------------
              DRUG RETAIL (1.3%)
    117,775   CVS Health Corp.                                               $     11,694
    115,860   Walgreens Boots Alliance, Inc.                                        9,608
                                                                             ------------
                                                                                   21,302
                                                                             ------------
              HOUSEHOLD PRODUCTS (0.7%)
    138,715   Procter & Gamble Co.                                                 11,029
                                                                             ------------
              HYPERMARKETS & SUPER CENTERS (0.6%)
    117,200   Wal-Mart Stores, Inc.                                                 9,148
                                                                             ------------
              SOFT DRINKS (0.6%)
     98,700   PepsiCo, Inc.                                                         9,388
                                                                             ------------
              TOBACCO (1.6%)
    189,300   Altria Group, Inc.                                                    9,475
    118,300   Lorillard, Inc.                                                       8,264
     81,500   Philip Morris International, Inc.                                     6,803
                                                                             ------------
                                                                                   24,542
                                                                             ------------
              Total Consumer Staples                                               75,409
                                                                             ------------

              ENERGY (6.7%)
              -------------
              INTEGRATED OIL & GAS (2.4%)
    151,100   BP plc ADR                                                            6,522
     66,000   Chevron Corp.                                                         7,330
    310,400   Occidental Petroleum Corp.                                           24,863
                                                                             ------------
                                                                                   38,715
                                                                             ------------
              OIL & GAS DRILLING (0.2%)
    212,300   SeaDrill Ltd.                                                         2,779
                                                                             ------------
              OIL & GAS EQUIPMENT & SERVICES (1.1%)
    393,200   FMSA Holdings, Inc.*                                                  3,456
    171,650   Halliburton Co.                                                       8,403
     88,100   Oceaneering International, Inc.                                       4,855
                                                                             ------------
                                                                                   16,714
                                                                             ------------
              OIL & GAS EXPLORATION & PRODUCTION (2.6%)
     89,495   Anadarko Petroleum Corp.                                              8,422
     23,580   Cimarex Energy Co.                                                    2,933
     83,600   ConocoPhillips                                                        5,678
    531,000   Marathon Oil Corp.                                                   16,514
    192,700   Whiting Petroleum Corp.*                                              7,305
                                                                             ------------
                                                                                   40,852
                                                                             ------------
              OIL & GAS REFINING & MARKETING (0.4%)
     83,800   Phillips 66                                                           6,646
                                                                             ------------
              Total Energy                                                        105,706
                                                                             ------------

              FINANCIALS (21.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.5%)
    179,640   Ameriprise Financial, Inc.                                           22,505
    127,500   Bank of New York Mellon Corp.                                         5,398
     59,500   Invesco Ltd.                                                          2,465
    126,700   State Street Corp.                                                    9,771
                                                                             ------------
                                                                                   40,139
                                                                             ------------
              CONSUMER FINANCE (4.4%)
    116,400   American Express Co.                                                  9,015
    425,100   Capital One Financial Corp.                                          34,369
    127,900   Discover Financial Services                                           7,415

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    515,720   Navient Corp.                                                  $     10,077
    797,120   SLM Corp.*                                                            8,123
                                                                             ------------
                                                                                   68,999
                                                                             ------------
              DIVERSIFIED BANKS (5.4%)
  1,259,900   Bank of America Corp.                                                20,070
    557,200   Citigroup, Inc.                                                      29,710
    347,955   JPMorgan Chase & Co.                                                 22,011
    232,935   Wells Fargo & Co.                                                    12,835
                                                                             ------------
                                                                                   84,626
                                                                             ------------
              INVESTMENT BANKING & BROKERAGE (2.1%)
    397,900   Charles Schwab Corp.                                                 12,136
    169,500   E*Trade Financial Corp.*                                              4,880
    430,700   Morgan Stanley                                                       16,069
                                                                             ------------
                                                                                   33,085
                                                                             ------------
              MULTI-LINE INSURANCE (1.3%)
    375,115   American International Group, Inc.                                   21,115
                                                                             ------------
              REGIONAL BANKS (1.7%)
    370,300   Fifth Third Bancorp                                                   7,406
    578,200   First Niagara Financial Group, Inc.                                   5,259
    356,100   KeyCorp                                                               5,146
    103,250   PNC Financial Services Group, Inc.                                    9,471
                                                                             ------------
                                                                                   27,282
                                                                             ------------
              SPECIALIZED FINANCE (2.7%)
    227,070   CME Group, Inc.                                                      20,643
    100,020   Intercontinental Exchange, Inc.                                      22,457
                                                                             ------------
                                                                                   43,100
                                                                             ------------
              THRIFTS & MORTGAGE FINANCE (1.0%)
    439,600   New York Community Bancorp, Inc.                                      7,557
    490,000   People's United Financial, Inc.                                       7,404
                                                                             ------------
                                                                                   14,961
                                                                             ------------
              Total Financials                                                    333,307
                                                                             ------------

              HEALTH CARE (12.9%)
              -------------------
              BIOTECHNOLOGY (2.4%)
     58,280   Amgen, Inc.                                                           9,203
    293,600   Gilead Sciences, Inc.*                                               29,510
                                                                             ------------
                                                                                   38,713
                                                                             ------------
              HEALTH CARE DISTRIBUTORS (0.6%)
    107,400   Cardinal Health, Inc.                                                 9,058
                                                                             ------------
              HEALTH CARE EQUIPMENT (1.8%)
    487,300   Hologic, Inc.*                                                       16,441
    158,100   Medtronic plc                                                        11,771
                                                                             ------------
                                                                                   28,212
                                                                             ------------
              HEALTH CARE SERVICES (0.9%)
    156,000   Omnicare, Inc.                                                       13,725
                                                                             ------------
              HEALTH CARE TECHNOLOGY (0.3%)
    186,900   Veeva Systems, Inc. Class A                                           4,962
                                                                             ------------
              MANAGED HEALTH CARE (1.6%)
     58,528   Anthem, Inc.                                                          8,834
     62,260   Cigna Corp.                                                           7,760
     71,600   UnitedHealth Group, Inc.                                              7,976
                                                                             ------------
                                                                                   24,570
                                                                             ------------

================================================================================

3  |  USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PHARMACEUTICALS (5.3%)
    248,300   AbbVie, Inc.                                                    $    16,055
     50,615   Actavis plc*                                                         14,317
    168,000   Johnson & Johnson                                                    16,666
    135,575   Merck & Co., Inc.                                                     8,075
    320,682   Pfizer, Inc.                                                         10,881
    192,700   Sanofi ADR                                                            9,741
    129,600   Teva Pharmaceutical Industries Ltd. ADR                               7,830
                                                                              -----------
                                                                                   83,565
                                                                              -----------
              Total Health Care                                                   202,805
                                                                              -----------

              INDUSTRIALS (14.2%)
              -------------------
              AEROSPACE & DEFENSE (4.0%)
     49,300   General Dynamics Corp.                                                6,770
     60,410   Honeywell International, Inc.                                         6,096
     57,500   Raytheon Co.                                                          5,980
     90,000   Rolls-Royce Holdings plc ADR                                          7,192
    456,000   Spirit AeroSystems Holdings, Inc. "A"*                               23,206
     21,580   TransDigm Group, Inc.                                                 4,578
     85,950   United Technologies Corp.                                             9,777
                                                                              -----------
                                                                                   63,599
                                                                              -----------
              AIR FREIGHT & LOGISTICS (1.0%)
     93,055   FedEx Corp.                                                          15,779
                                                                              -----------
              AIRLINES (1.4%)
    114,500   Southwest Airlines Co.                                                4,644
    293,380   United Continental Holdings, Inc.*                                   17,527
                                                                              -----------
                                                                                   22,171
                                                                              -----------
              BUILDING PRODUCTS (0.6%)
    253,600   Owens Corning, Inc.                                                   9,804
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.3%)
    300,400   KBR, Inc.                                                             5,248
                                                                              -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
    138,100   Joy Global, Inc.                                                      5,889
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
    255,960   Eaton Corp. plc                                                      17,592
    105,800   Emerson Electric Co.                                                  6,224
                                                                              -----------
                                                                                   23,816
                                                                              -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    186,700   Republic Services, Inc.                                               7,586
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (0.6%)
    365,900   General Electric Co.                                                  9,909
                                                                              -----------
              INDUSTRIAL MACHINERY (1.0%)
     62,600   SPX Corp.                                                             4,820
    101,800   Stanley Black & Decker, Inc.                                         10,048
                                                                              -----------
                                                                                   14,868
                                                                              -----------
              RAILROADS (2.9%)
    193,800   Canadian Pacific Railway Ltd.                                        36,934
     80,790   Kansas City Southern                                                  8,280
                                                                              -----------
                                                                                   45,214
                                                                              -----------
              Total Industrials                                                   223,883
                                                                              -----------

              INFORMATION TECHNOLOGY (18.2%)
              ------------------------------
              APPLICATION SOFTWARE (0.6%)
    122,200   Adobe Systems, Inc.*                                                  9,294
                                                                              -----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (2.5%)
    943,600   Juniper Networks, Inc.                                         $     24,939
    204,700   QUALCOMM, Inc.                                                       13,920
                                                                             ------------
                                                                                   38,859
                                                                             ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    177,960   Visa, Inc. "A"                                                       11,754
                                                                             ------------
              INTERNET SOFTWARE & SERVICES (2.9%)
    201,500   AOL, Inc.                                                             8,040
    212,100   Facebook, Inc. "A"*                                                  16,707
     28,560   Google, Inc. "A"*                                                    15,673
    141,500   Twitter, Inc.*                                                        5,513
                                                                             ------------
                                                                                   45,933
                                                                             ------------
              SEMICONDUCTOR EQUIPMENT (1.0%)
    789,500   Applied Materials, Inc.                                              15,624
                                                                             ------------
              SEMICONDUCTORS (4.9%)
    367,000   Broadcom Corp. "A"                                                   16,223
    452,700   Fairchild Semiconductor International, Inc.*                          8,223
    424,200   Intel Corp.                                                          13,808
    182,800   Microchip Technology, Inc.                                            8,711
    205,500   Micron Technology, Inc.*                                              5,781
    144,645   NXP Semiconductors N.V.*                                             13,903
    185,600   Texas Instruments, Inc.                                              10,062
                                                                             ------------
                                                                                   76,711
                                                                             ------------
              SYSTEMS SOFTWARE (3.4%)
    142,700   CA, Inc.                                                              4,534
    581,435   Microsoft Corp.                                                      28,281
    488,065   Oracle Corp.                                                         21,289
                                                                             ------------
                                                                                   54,104
                                                                             ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.2%)
    121,950   Apple, Inc.                                                          15,262
    436,290   Hewlett-Packard Co.                                                  14,385
     50,800   Western Digital Corp.                                                 4,965
                                                                             ------------
                                                                                   34,612
                                                                             ------------
              Total Information Technology                                        286,891
                                                                             ------------

              MATERIALS (2.5%)
              ----------------
              CONSTRUCTION MATERIALS (1.0%)
    366,000   CRH plc ADR                                                          10,230
     57,790   Vulcan Materials Co.                                                  4,942
                                                                             ------------
                                                                                   15,172
                                                                             ------------
              DIVERSIFIED CHEMICALS (1.1%)
    125,400   FMC Corp.                                                             7,437
    462,700   Huntsman Corp.                                                       10,665
                                                                             ------------
                                                                                   18,102
                                                                             ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     56,000   Monsanto Co.                                                          6,382
                                                                             ------------
              Total Materials                                                      39,656
                                                                             ------------

              TELECOMMUNICATION SERVICES (1.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    192,640   Verizon Communications, Inc.                                          9,717
                                                                             ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    286,500   T-Mobile US, Inc.*                                                    9,752

================================================================================

5  |  USAA Growth & Income Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    135,727   Vodafone Group plc ADR                                                                   $     4,778
                                                                                                       -----------
                                                                                                            14,530
                                                                                                       -----------
              Total Telecommunication Services                                                              24,247
                                                                                                       -----------
              Total Common Stocks (cost: $1,214,451)                                                     1,549,761
                                                                                                       -----------

              MONEY MARKET INSTRUMENTS (1.7%)

              MONEY MARKET FUNDS (1.7%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
 26,719,007   (cost: $26,719)                                                                               26,719
                                                                                                       -----------

              TOTAL INVESTMENTS (COST: $1,241,170)                                                     $ 1,576,480
                                                                                                       ===========

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                               (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES       OTHER        SIGNIFICANT
                                               IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                                MARKETS       OBSERVABLE        INPUTS
                                             FOR IDENTICAL      INPUTS
ASSETS                                           ASSETS                                                  TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $      1,549,761  $          --  $           --  $         1,549,761
Money Market Instruments:
  Money Market Funds                                26,719             --              --               26,719
--------------------------------------------------------------------------------------------------------------
Total                                     $      1,576,480  $          --  $           --  $         1,576,480
--------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  |  USAA Growth & Income Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $357,647,000 and $22,337,000, respectively, resulting in net unrealized appreciation of $335,310,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,576,033,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.8% of net assets at April 30, 2015.

================================================================================

9  |  USAA Growth & Income Fund

================================================================================

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*      Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments  |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH INCOME FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48486-0615                                  (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
April 30, 2015 (unaudited)

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (62.0%)

             CONSUMER DISCRETIONARY (9.7%)
             -----------------------------
             ADVERTISING (0.5%)
$     1,000  Acosta, Inc. (a)                                7.75%     10/01/2022      $    1,025
      1,000  Advantage Sales & Marketing, Inc. (b)           7.50       7/25/2022           1,007
      5,000  Checkout Holding Corp. (b)                      7.75       4/11/2022           3,896
      5,000  Clear Channel Worldwide Holdings, Inc.          7.63       3/15/2020           5,275
                                                                                       ----------
                                                                                           11,203
                                                                                       ----------
             APPAREL RETAIL (1.0%)
     18,162  L Brands, Inc.                                  6.95       3/01/2033          19,842
      2,362  L Brands, Inc.                                  7.60       7/15/2037           2,758
                                                                                       ----------
                                                                                           22,600
                                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
        500  Levi Strauss & Co. (a)                          5.00       5/01/2025             502
                                                                                       ----------
             AUTOMOTIVE RETAIL (0.5%)
      5,000  CST Brands, Inc.                                5.00       5/01/2023           5,175
      5,000  Group 1 Automotive, Inc. (a)                    5.00       6/01/2022           5,050
      1,400  Murphy Oil USA, Inc.                            6.00       8/15/2023           1,506
                                                                                       ----------
                                                                                           11,731
                                                                                       ----------
             BROADCASTING (0.5%)
      2,240  iHeartCommunications, Inc. (b)                  6.93       1/30/2019           2,150
      4,310  iHeartCommunications, Inc. (b)                  7.68       7/30/2019           4,193
      4,000  Univision Communications, Inc. (a)              8.50       5/15/2021           4,305
                                                                                       ----------
                                                                                           10,648
                                                                                       ----------
             CABLE & SATELLITE (1.4%)
      5,000  Cablevision Systems Corp.                       8.00       4/15/2020           5,750
      5,000  CCO Holdings, LLC                               6.63       1/31/2022           5,343
      5,000  CCO Holdings, LLC                               5.75       1/15/2024           5,075
      4,000  CCO Holdings, LLC (a)                           5.38       5/01/2025           3,940
          5  CCO Safari, LLC (b)                             4.25       9/12/2021               5
      5,000  Cequel Communications Holdings I, LLC &
                   Cequel Capital Corp. (a)                  6.38       9/15/2020           5,294
      5,000  Mediacom Broadband, LLC                         6.38       4/01/2023           5,325
                                                                                       ----------
                                                                                           30,732
                                                                                       ----------
             CASINOS & GAMING (2.6%)
      4,000  Caesar's Entertainment Operating Co.,
                   Inc. (c)                                  8.50       2/15/2020           3,080
      9,875  Caesar's Entertainment Resort Properties,
                   LLC (b)                                   7.00      10/11/2020           9,482
      1,500  Eldorado Resorts, LLC (a)                       8.63       6/15/2019           1,583
      7,500  Golden Nugget Escrow, Inc. (a)                  8.50      12/01/2021           7,950
      2,472  Inn of the Mountain Gods Resort & Casino (a)    9.25      11/30/2020           2,323
      4,000  Isle of Capri Casinos                           8.88       6/15/2020           4,400
      5,000  Marina District Finance Co., Inc.               9.88       8/15/2018           5,231
      8,000  MGM Resorts International                       8.63       2/01/2019           9,250
      3,050  MTR Gaming Group, Inc.                         11.50       8/01/2019           3,302
      5,000  Pinnacle Entertainment, Inc.                    8.75       5/15/2020           5,269

================================================================================

1 | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$     5,000  Scientific Games International, Inc.            6.25%      9/01/2020      $    3,662
      3,000  Scientific Games International, Inc. (a)        7.00       1/01/2022           3,142
                                                                                       ----------
                                                                                           58,674
                                                                                       ----------
             DEPARTMENT STORES (0.1%)
      2,100  Macy's Retail Holdings, Inc.                    7.88       8/15/2036           2,266
                                                                                       ----------
             HOMEBUILDING (0.4%)
      4,000  Beazer Homes USA, Inc. (d)                      9.13       5/15/2019           4,180
      3,000  KB Home                                         7.50       9/15/2022           3,150
      2,000  Standard Pacific Corp.                          5.88      11/15/2024           2,085
                                                                                       ----------
                                                                                            9,415
                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
      5,000  Royal Caribbean Cruises Ltd.                    5.25      11/15/2022           5,347
                                                                                       ----------
             MOVIES & ENTERTAINMENT (0.1%)
      2,000  Production Resource Group, Inc.                 8.88       5/01/2019           1,530
                                                                                       ----------
             PUBLISHING (0.9%)
        195  American Media, Inc. (a)                       13.50       6/15/2018             207
      4,975  Cengage Learning Acquisitions, Inc. (b)         7.00       3/31/2020           5,015
      5,871  McGraw-Hill Global Education Holdings,
                   LLC (b)                                   5.75       3/22/2019           5,907
      7,500  McGraw-Hill Global Education Holdings, LLC      9.75       4/01/2021           8,344
                                                                                       ----------
                                                                                           19,473
                                                                                       ----------
             RESTAURANTS (0.2%)
      4,000  NPC International, Inc.                        10.50       1/15/2020           4,240
                                                                                       ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
      2,955  Weight Watchers International, Inc. (b)         4.00       4/02/2020           1,586
                                                                                       ----------
             SPECIALTY STORES (1.0%)
      1,000  Argos Merger Sub, Inc. (a)                      7.13       3/15/2023           1,053
      2,500  Guitar Center, Inc. (a)                         6.50       4/15/2019           2,213
      2,000  Guitar Center, Inc. (a)                         9.63       4/15/2020           1,580
      4,727  Harbor Freight Tools USA, Inc. (b)              4.75       7/26/2019           4,769
      4,972  Toys R Us Property Co. I, LLC (b)               6.00       8/21/2019           4,730
      7,000  Toys R Us Property Co. II, LLC                  8.50      12/01/2017           7,122
                                                                                       ----------
                                                                                           21,467
                                                                                       ----------
             TIRES & RUBBER (0.2%)
      5,000  Goodyear Tire & Rubber Co.                      6.50       3/01/2021           5,315
                                                                                       ----------
             Total Consumer Discretionary                                                 216,729
                                                                                       ----------
             CONSUMER STAPLES (1.6%)
             -----------------------
             DRUG RETAIL (0.1%)
      2,000  Rite Aid Corp. (a)                              6.13       4/01/2023           2,082
                                                                                       ----------
             PACKAGED FOODS & MEAT (1.5%)
      5,000  B&G Foods, Inc.                                 4.63       6/01/2021           5,031
      2,250  Chiquita Brands International, Inc.             7.88       2/01/2021           2,467
     15,000  Kraft Foods Group, Inc.                         3.50       6/06/2022          15,359
      1,000  Pilgrim's Pride Corp. (a)                       5.75       3/15/2025           1,028
      5,000  Post Holdings, Inc. (a)                         6.75      12/01/2021           5,070
      5,000  Smithfield Foods, Inc. (a)                      5.88       8/01/2021           5,262
                                                                                       ----------
                                                                                           34,217
                                                                                       ----------
             Total Consumer Staples                                                        36,299
                                                                                       ----------
             ENERGY (13.9%)
             --------------
             COAL & CONSUMABLE FUELS (0.3%)
      4,000  Alpha Natural Resources                         9.75       4/15/2018           1,380
      4,000  Arch Coal, Inc.                                 9.88       6/15/2019           1,020

================================================================================

                                                    Portfolio of Investments | 2

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$     6,000  Peabody Energy Corp.                            6.25%     11/15/2021      $    3,630
      2,000  Peabody Energy Corp.                            7.88      11/01/2026           1,190
                                                                                       ----------
                                                                                            7,220
                                                                                       ----------
             OIL & GAS DRILLING (0.6%)
     10,000  Noble Holding International Ltd.                5.95       4/01/2025           9,939
      2,000  Paragon Offshore plc (a)                        7.25       8/15/2024             840
      5,212  Schahin II Finance Co. SPV Ltd. (a)             5.88       9/25/2023           2,723
                                                                                       ----------
                                                                                           13,502
                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
      3,000  Basic Energy Services (e)                       7.75       2/15/2019           2,580
      2,000  Brand Energy & Infrastructure Service,
                   Inc. (a)                                  8.50      12/01/2021           1,920
      1,500  Compressco Partners, LP & Compressco
                   Finance Corp. (a)                         7.25       8/15/2022           1,373
      5,000  Exterran Partners, LP                           6.00       4/01/2021           4,925
      2,880  Weatherford International, Ltd.                 5.13       9/15/2020           2,921
                                                                                       ----------
                                                                                           13,719
                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (4.7%)
      5,000  Alta Mesa Holdings, LP (d)                      9.63      10/15/2018           4,188
      1,500  Approach Resources, Inc.                        7.00       6/15/2021           1,361
      7,000  Bill Barrett Corp.                              7.00      10/15/2022           6,335
      3,000  BreitBurn Energy Partners, LP                   7.88       4/15/2022           2,475
      9,000  California Resources Corp.                      6.00      11/15/2024           8,505
        500  Clayton Williams Energy, Inc.                   7.75       4/01/2019             481
      5,000  Comstock Resources, Inc.                        7.75       4/01/2019           2,431
      5,000  EP Energy, LLC & Everest Acquisition
                   Finance, Inc.                             9.38       5/01/2020           5,375
      3,000  EV Energy Partners, LP (d)                      8.00       4/15/2019           2,895
      3,000  Fieldwood Energy, LLC (b)                       8.38       9/30/2020           2,350
      3,000  Goodrich Petroleum Corp.                        8.88       3/15/2019           1,635
      1,000  Halcon Resources Corp. (a),(f)                  8.63       2/01/2020           1,043
      5,000  Halcon Resources Corp.                          9.25       2/15/2022           3,900
      8,500  Linn Energy, LLC & Linn Energy Finance
                   Corp.                                     6.50       9/15/2021           6,970
      2,000  Magnum Hunter Resources Corp.                   9.75       5/15/2020           1,830
      5,000  Newfield Exploration Co.                        5.38       1/01/2026           5,225
      1,000  Northern Oil and Gas, Inc.                      8.00       6/01/2020             964
      5,000  PDC Energy, Inc.                                7.75      10/15/2022           5,350
      5,000  Penn Virginia Corp.                             8.50       5/01/2020           4,900
      5,000  Quicksilver Resources, Inc. (b),(c)             7.00       6/21/2019           3,170
      3,000  Resolute Energy Corp.                           8.50       5/01/2020           1,699
      5,000  Rex Energy Corp.                                8.88      12/01/2020           4,325
      6,000  Rosetta Resources, Inc.                         5.88       6/01/2022           6,015
      5,000  Sabine Oil & Gas, LLC (b),(f)                   8.75      12/31/2018           1,923
      6,000  Samson Investment Co. (b),(f)                   5.00       9/25/2018           2,910
      7,000  Sandridge Energy, Inc.                          7.50       2/15/2023           4,655
      1,000  Triangle USA Petroleum Corp. (a)                6.75       7/15/2022             860
      6,000  Ultra Petroleum Corp. (a)                       6.13      10/01/2024           5,325
      5,000  Whiting Petroleum Corp. (a)                     6.25       4/01/2023           5,184
                                                                                       ----------
                                                                                          104,279
                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.3%)
      1,000  Citgo Petroleum Corp. (a)                       6.25       8/15/2022             982
      5,000  Northern Tier Energy, LLC & Northern Tier
                   Finance Corp.                             7.13      11/15/2020           5,225
                                                                                       ----------
                                                                                            6,207
                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (7.4%)
      5,000  Blue Racer Midstream, LLC & Blue Racer
                   Finance Corp. (a)                         6.13      11/15/2022           5,225
     10,000  Boardwalk Pipelines, LP                         4.95      12/15/2024          10,040
      5,000  Crestwood Midstream Partners, LP                6.00      12/15/2020           5,150
     15,000  DCP Midstream, LLC (a)                          5.85       5/21/2043          11,400

================================================================================

3 | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$     2,500  Energy Transfer Equity, LP                      7.50%     10/15/2020      $    2,825
      5,000  Energy Transfer Partners, LP                    3.27(g)   11/01/2066           4,369
     12,250  Enterprise Products Operating, LLC              7.00       6/01/2067          12,464
      9,000  Enterprise Products Operating, LLC              7.03       1/15/2068           9,776
      5,000  Genesis Energy, LP & Genesis Energy
                   Finance Corp.                             5.75       2/15/2021           4,988
      5,061  Kinder Morgan, Inc.                             7.80       8/01/2031           6,085
      5,000  Martin Midstream Partners, LP                   7.25       2/15/2021           4,975
      3,000  NGL Energy Partners, LP & NGL Energy
                   Finance Corp.                             6.88      10/15/2021           3,173
     12,000  NGPL PipeCo, LLC (a)                            7.12      12/15/2017          12,270
      3,000  NGPL PipeCo, LLC (a)                            9.63       6/01/2019           3,105
      5,000  ONEOK, Inc.                                     4.25       2/01/2022           4,812
      5,000  Penn Virginia Resource Partners, LP             6.50       5/15/2021           5,362
      5,000  Regency Energy Partners, LP                     5.88       3/01/2022           5,612
     13,000  Sabine Pass Liquefaction, LLC                   5.63       2/01/2021          13,362
      2,000  Sabine Pass LNG, LP                             6.50      11/01/2020           2,105
      5,000  Southern Union Co.                              3.27(g)   11/01/2066           3,869
      2,000  Sunoco, LP & Sunoco Finance Corp. (a)           6.38       4/01/2023           2,090
      5,000  Targa Pipeline Partners, LP & Atlas Pipeline
                   Finance Corp.                             6.63      10/01/2020           5,225
      3,000  Targa Resources Partners, LP                    6.88       2/01/2021           3,165
      3,000  Targa Resources Partners, LP                    5.25       5/01/2023           3,075
      3,000  TEPPCO Partners, LP                             7.00       6/01/2067           3,023
      5,000  Tesoro Logistics, LP & Tesoro Logistics
                   Finance Corp.                             6.13      10/15/2021           5,263
      1,000  Tesoro Logistics, LP & Tesoro Logistics
                   Finance Corp. (a)                         6.25      10/15/2022           1,066
     10,000  Williams Companies, Inc.                        4.55       6/24/2024           9,848
                                                                                       ----------
                                                                                          163,722
                                                                                       ----------
             Total Energy                                                                 308,649
                                                                                       ----------
             FINANCIALS (10.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
      5,000  Main Street Capital Corp.                       4.50      12/01/2019           5,142
     10,000  Prospect Capital Corp.                          5.00       7/15/2019          10,407
      8,356  Walter Investment Management Corp. (b)          4.75      12/19/2020           8,008
     10,000  Walter Investment Management Corp.              7.88      12/15/2021           9,000
                                                                                       ----------
                                                                                           32,557
                                                                                       ----------
             CONSUMER FINANCE (0.4%)
      4,000  American Express Co.                            6.80       9/01/2066           4,210
      5,000  Credit Acceptance Corp.                         6.13       2/15/2021           4,913
                                                                                       ----------
                                                                                            9,123
                                                                                       ----------
             DIVERSIFIED BANKS (0.7%)
     15,000  Wells Fargo & Co.                              3.50       3/08/2022           15,733
                                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
      1,000  Lehman Brothers Holdings, Inc. (c)              5.75       4/25/2011             115
      1,500  Lehman Brothers Treasury Co. B.V. (c)           6.88      12/29/2010             255
                                                                                       ----------
                                                                                              370
                                                                                       ----------
             LIFE & HEALTH INSURANCE (1.8%)
      3,000  American Equity Investment Life Holding Co.     6.63       7/15/2021           3,225
      3,000  Forethought Financial Group (a)                 8.63       4/15/2021           3,507
     10,000  Lincoln National Corp.                          7.00       5/17/2066           9,625
      2,000  MetLife, Inc.                                  10.75       8/01/2069           3,360
     10,000  Prudential Financial, Inc.                      5.20       3/15/2044          10,313
     10,000  StanCorp Financial Group, Inc.                  6.90       6/01/2067           9,925
                                                                                       ----------
                                                                                           39,955
                                                                                       ----------
             MULTI-LINE INSURANCE (1.5%)
     21,299  Genworth Holdings, Inc.                         6.15      11/15/2066          13,631

================================================================================

                                                    Portfolio of Investments | 4

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$    10,000  Glen Meadow Pass-Through Trust (a)              6.51%      2/12/2067      $    9,400
     10,000  Nationwide Mutual Insurance Co. (a)             2.56(g)   12/15/2024          10,021
                                                                                       ----------
                                                                                           33,052
                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
      4,000  GE Capital Trust I                              6.38      11/15/2067           4,380
      5,000  General Electric Capital Corp.                  6.25               -(h)        5,650
      1,000  Washington Mutual Bank (c)                      5.55       6/16/2010             299
                                                                                       ----------
                                                                                           10,329
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.2%)
     10,000  AmTrust Financial Services, Inc.                6.13       8/15/2023          10,612
      1,950  Assured Guaranty Municipal Holdings, Inc. (a)   6.40      12/15/2066           1,648
      2,300  Assured Guaranty U.S. Holdings, Inc.            6.40      12/15/2066           1,943
      3,780  Hanover Insurance Group, Inc.                   8.21       2/03/2027           4,335
      5,400  Ironshore Holdings, Inc. (a)                    8.50       5/15/2020           6,529
      2,000  Zenith National Insurance Capital Trust I (a)   8.55       8/01/2028           2,060
                                                                                       ----------
                                                                                           27,127
                                                                                       ----------
             REGIONAL BANKS (1.3%)
      1,000  AmSouth Bancorp.                                6.75      11/01/2025           1,187
      5,000  Banc of California, Inc.                        5.25       4/15/2025           4,938
      6,940  First Tennessee Capital II                      6.30       4/15/2034           6,741
     10,409  Regions Bank                                    6.45       6/26/2037          12,947
      1,790  Regions Financial Corp.                         7.38      12/10/2037           2,328
                                                                                       ----------
                                                                                           28,141
                                                                                       ----------
             REINSURANCE (0.1%)
      2,000  Alterra USA Holdings Ltd. (a)                   7.20       4/14/2017           2,169
                                                                                       ----------
             REITs - HEALTH CARE (0.5%)
      5,000  Aviv Heathcare Properties, LP                   6.00      10/15/2021           5,727
      2,000  CTR Partnership, LP & CareTrust Capital
                   Corp.                                     5.88       6/01/2021           2,070
      4,000  Sabra Health Care, LP & Sabra Capital Corp.     5.50       2/01/2021           4,260
                                                                                       ----------
                                                                                           12,057
                                                                                       ----------
             REITs - RETAIL (0.1%)
      2,675  Brixmor, LLC                                    5.25       9/15/2015           2,708
                                                                                       ----------
             REITs - SPECIALIZED (0.1%)
      1,000  Communications Sales & Leasing, Inc. (a)        6.00       4/15/2023           1,007
      2,000  Communications Sales & Leasing, Inc. (a)        8.25      10/15/2023           2,057
                                                                                       ----------
                                                                                            3,064
                                                                                       ----------
             SPECIALIZED FINANCE (0.8%)
      1,500  MSCI, Inc. (a)                                  5.25      11/15/2024           1,564
     10,000  National Rural Utilities Cooperative Finance
                   Corp.                                     4.75       4/30/2043          10,055
      5,000  PHH Corp.                                       6.38       8/15/2021           4,943
                                                                                       ----------
                                                                                           16,562
                                                                                       ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
      5,000  Ocwen Financial Corp. (a)                       6.63       5/15/2019           4,663
                                                                                       ----------
             Total Financials                                                             237,610
                                                                                       ----------
             HEALTH CARE (1.7%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
      5,000  Universal Hospital Services, Inc.               7.63       8/15/2020           4,413
                                                                                       ----------
             HEALTH CARE FACILITIES (0.7%)
      5,000  HCA, Inc.                                       5.25       4/15/2025           5,425
      5,000  Kindred Healthcare, Inc.                        6.38       4/15/2022           5,175
      2,000  Tenet Healthcare Corp.                          8.00       8/01/2020           2,097

================================================================================

5 | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$     2,000  Tenet Healthcare Corp.                          4.50%      4/01/2021      $    2,000
                                                                                       ----------
                                                                                           14,697
                                                                                       ----------
             HEALTH CARE SERVICES (0.1%)
      2,000  DaVita HealthCare Partners, Inc.                5.13       7/15/2024           2,039
                                                                                       ----------
             HEALTH CARE SUPPLIES (0.4%)
      1,000  DJO Finance, LLC                                9.75      10/15/2017           1,030
      3,000  DJO Finance, LLC                                7.75       4/15/2018           3,124
      1,000  Halyard Health, Inc. (a)                        6.25      10/15/2022           1,058
      4,000  VWR Funding, Inc.                               7.25       9/15/2017           4,195
                                                                                       ----------
                                                                                            9,407
                                                                                       ----------
             PHARMACEUTICALS (0.3%)
      5,000  Mallinckrodt International Finance S.A.         4.75       4/15/2023           4,800
      1,000  Mallinckrodt International Finance S.A. (a)     5.50       4/15/2025           1,025
      2,000  Valeant Pharmaceuticals International,
                   Inc. (a)                                  6.38      10/15/2020           2,115
                                                                                       ----------
                                                                                            7,940
                                                                                       ----------
             Total Health Care                                                             38,496
                                                                                       ----------

             INDUSTRIALS (8.4%)
             ------------------
             AEROSPACE & DEFENSE (0.8%)
     20,000  Textron Financial Corp. (a)                     6.00       2/15/2067          18,100
                                                                                       ----------
             AIRLINES (3.5%)
        432  America West Airlines, Inc. Pass-Through
                   Trust                                     6.87       7/02/2018             449
      4,568  American Airlines, Inc. "B" Pass-Through Trust  5.63       1/15/2021           4,785
      5,652  American Airlines, Inc. Pass-Through Trust (a)  7.00       7/31/2019           6,147
      2,632  Continental Airlines, Inc. "B" Pass-Through
                   Trust                                     6.25      10/11/2021           2,810
      5,000  Continental Airlines, Inc. Pass-Through Trust   6.13       4/29/2018           5,300
      2,583  Continental Airlines, Inc. Pass-Through Trust   5.50       4/29/2022           2,744
     19,439  Hawaiian Airlines Pass-Through Trust            4.95       1/15/2022          18,953
      4,779  United Air Lines, Inc. "B" Pass-Through Trust   5.38       2/15/2023           5,006
      3,144  United Air Lines, Inc. Pass-Through
                   Trust (a)                                12.00       7/15/2017           3,356
      5,000  United Airlines, Inc. Pass-Through Trust        4.63       3/03/2024           5,150
      6,924  US Airways Group, Inc. "B" Pass-Through
                   Trust                                     5.38       5/15/2023           7,253
      5,000  US Airways Group, Inc. Pass-Through Trust       5.45       6/03/2018           5,150
      2,342  US Airways Group, Inc. Pass-Through
                   Trust (d)                                 9.75       4/22/2020           2,699
      7,517  Virgin Australia Holdings Ltd. Pass-Through
                   Trust (a)                                 7.13      10/23/2018           7,714
                                                                                       ----------
                                                                                           77,516
                                                                                       ----------
             COMMERCIAL PRINTING (0.4%)
      6,000  R.R. Donnelley & Sons Co.                       8.25       3/15/2019           6,975
      2,000  R.R. Donnelley & Sons Co.                       6.00       4/01/2024           2,085
                                                                                       ----------
                                                                                            9,060
                                                                                       ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      5,000  Navistar International Corp.                    8.25      11/01/2021           4,963
                                                                                       ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      5,079  Artesyn Embedded Technologies, Inc. (a)         9.75      10/15/2020           5,104
                                                                                       ----------
             INDUSTRIAL MACHINERY (0.2%)
      5,000  Stanley Black & Decker, Inc.                    5.75      12/15/2053           5,450
                                                                                       ----------
             MARINE (0.7%)
      1,000  Navios Maritime Acquisition Corp. (a)           8.13      11/15/2021           1,027
      5,000  Navios Maritime Holdings, Inc. (e)              8.13       2/15/2019           4,300

================================================================================

                                                    Portfolio of Investments | 6

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$    10,000  Navios Maritime Holdings, Inc. (a)              7.38%      1/15/2022      $    9,250
                                                                                       ----------
                                                                                           14,577
                                                                                       ----------
             RAILROADS (0.1%)
      1,250  Florida East Coast Holdings Corp. (a)           6.75       5/01/2019           1,247
                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (1.7%)
      1,000  Ahern Rentals, Inc. (a),(f)                     7.38       5/15/2023           1,000
      6,034  ILFC E-Capital Trust I (a)                      4.09(g)   12/21/2065           5,702
     16,362  ILFC E-Capital Trust II (a)                     6.25(g)   12/21/2065          15,953
      5,000  International Lease Finance Corp.               8.63       1/15/2022           6,406
      2,000  Jurassic Holdings III, Inc. (a)                 6.88       2/15/2021           1,730
      4,000  United Rentals North America, Inc.              5.75      11/15/2024           4,130
      3,000  United Rentals North America, Inc.              5.50       7/15/2025           3,051
                                                                                       ----------
                                                                                           37,972
                                                                                       ----------
             TRUCKING (0.6%)
      4,000  Avis Budget Car Rental, LLC & Avis Budget
                   Finance, Inc. (a)                         5.13       6/01/2022           4,050
      2,500  Avis Budget Car Rental, LLC & Avis Budget
                   Finance, Inc.                             5.50       4/01/2023           2,562
      6,913  YRC Worldwide, Inc. (b)                         8.25       2/13/2019           6,867
                                                                                       ----------
                                                                                           13,479
                                                                                       ----------
             Total Industrials                                                            187,468
                                                                                       ----------

             INFORMATION TECHNOLOGY (2.5%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.3%)
      3,500  Avaya, Inc. (a)                                 7.00       4/01/2019           3,535
      3,500  Avaya, Inc. (a)                                10.50       3/01/2021           3,098
                                                                                       ----------
                                                                                            6,633
                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
      4,750  First Data Corp. (a)                            7.38       6/15/2019           4,946
      1,300  First Data Corp. (a)                            6.75      11/01/2020           1,388
      5,200  First Data Corp.                               11.25       1/15/2021           5,863
      4,000  Lender Processing Services, Inc.                5.75       4/15/2023           4,270
      4,000  SunGard Data Systems, Inc.                      6.63      11/01/2019           4,185
      1,743  SunGard Data Systems, Inc. (b)                  4.00       3/08/2020           1,759
                                                                                       ----------
                                                                                           22,411
                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
      5,000  Activision Blizzard, Inc. (a)                   5.63       9/15/2021           5,356
                                                                                       ----------
             SEMICONDUCTORS (0.2%)
      5,000  Micron Technology, Inc. (a)                     5.63       1/15/2026           4,950
                                                                                       ----------
             SYSTEMS SOFTWARE (0.5%)
      3,811  BMC Software Finance, Inc. (b)                  5.00       9/10/2020           3,756
      2,000  BMC Software Finance, Inc. (a)                  8.13       7/15/2021           1,845
      5,000  Sophia, LP (a)                                  9.75       1/15/2019           5,388
                                                                                       ----------
                                                                                           10,989
                                                                                       ----------
             TECHNOLOGY HARDWARE, STORAGE, &
                   PERIPHERALS (0.2%)
      5,000  Denali Borrower, LLC & Denali Finance
                   Corp. (a)                                 5.63      10/15/2020           5,356
                                                                                       ----------
             Total Information Technology                                                  55,695
                                                                                       ----------
             MATERIALS (4.0%)
             ----------------
             ALUMINUM (0.2%)
      4,000  Aleris International, Inc.                      7.63       2/15/2018           4,150
                                                                                       ----------
             COMMODITY CHEMICALS (0.4%)
      5,000  Hexion U.S. Finance Corp.                       8.88       2/01/2018           4,469

================================================================================

7 | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)(o)     SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$     5,000  Hexion U.S. Finance Corp.                       6.63%      4/15/2020      $    4,700
                                                                                       ----------
                                                                                            9,169
                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.4%)
      5,000  Compass Minerals International, Inc. (a)        4.88       7/15/2024           5,062
      4,000  Thompson Creek Metals Co., Inc.                 7.38       6/01/2018           3,480
                                                                                       ----------
                                                                                            8,542
                                                                                       ----------
             GOLD (0.0%)
        176  Allied Nevada Gold Corp., DIP(b),(i),(j)       12.00       3/10/2016             172
        215  Allied Nevada Gold Corp., DIP(f),(i),(p)           - (q)   3/10/2016             211
CAD   2,000  Allied Nevada Gold Corp. (a),(c)                8.75       6/01/2019             265
                                                                                       ----------
                                                                                              648
                                                                                       ----------
             METAL & GLASS CONTAINERS (1.4%)
      2,000  Ardagh Packaging Finance plc (a)                6.25       1/31/2019           2,050
      4,000  Ardagh Packaging Finance plc (a)                9.13      10/15/2020           4,320
      4,963  BWAY Holding Co. (b)                            5.50       8/14/2020           5,023
      8,500  Reynolds Group Issuer, Inc.                     7.88       8/15/2019           8,968
      9,000  Reynolds Group Issuer, Inc.                     9.88       8/15/2019           9,607
                                                                                       ----------
                                                                                           29,968
                                                                                       ----------
             PAPER PACKAGING (0.3%)
      7,000  Sealed Air Corp. (a)                            6.88       7/15/2033           7,315
                                                                                       ----------
             PAPER PRODUCTS (0.1%)
      2,380  Verso Paper Holdings, LLC (a),(j)              13.00       8/01/2020           1,202
                                                                                       ----------
             STEEL (1.2%)
     10,456  Allegheny Ludlum Corp.                          6.95      12/15/2025          11,322
     10,000  Cliffs Natural Resources, Inc. (a)              8.25       3/31/2020           9,850
      2,600  Edgen Murray Corp. (a)                          8.75      11/01/2020           2,837
      4,000  JMC Steel Group (a)                             8.25       3/15/2018           3,354
                                                                                       ----------
                                                                                           27,363
                                                                                       ----------
             Total Materials                                                               88,357
                                                                                       ----------
             TELECOMMUNICATION SERVICES (5.3%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.5%)
      5,000  Cogent Communications Finance, Inc. (a)         5.63       4/15/2021           4,950
      5,000  Level 3 Financing, Inc.                         6.13       1/15/2021           5,306
                                                                                       ----------
                                                                                           10,256
                                                                                       ----------
             INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
     10,000  CenturyLink, Inc.                               5.80       3/15/2022          10,425
      5,000  Frontier Communications Corp.                   7.63       4/15/2024           5,119
      3,000  Frontier Communications Corp.                   6.88       1/15/2025           2,913
      9,000  Frontier Communications Corp.                   9.00       8/15/2031           9,518
     10,000  Verizon Communications, Inc.                    4.50       9/15/2020          10,951
     10,000  Windstream Corp.                                7.50       6/01/2022           9,562
      3,000  Windstream Corp.                                6.38       8/01/2023           2,659
                                                                                       ----------
                                                                                           51,147
                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (2.5%)
     12,000  Sprint Communications, Inc.                     7.00       8/15/2020          12,210
      6,000  Sprint Communications, Inc.                     6.00      11/15/2022           5,685
     10,000  Sprint Corp.                                    7.25       9/15/2021          10,062
      5,000  Sprint Corp.                                    7.88       9/15/2023           5,031
     10,000  Sprint Corp.                                    7.63       2/15/2025           9,859
      4,000  T-Mobile USA, Inc.                              6.63      11/15/2020           4,190
      4,500  T-Mobile USA, Inc.                              6.13       1/15/2022           4,658
      5,000  T-Mobile USA, Inc.                              6.50       1/15/2024           5,231
                                                                                       ----------
                                                                                           56,926
                                                                                       ----------
             Total Telecommunication Services                                             118,329
                                                                                       ----------

================================================================================

                                                    Portfolio of Investments | 8

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
             UTILITIES (4.2%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
$        38  FPL Energy National Wind Portfolio, LLC (a)     6.13%      3/25/2019      $       39
         91  FPL Energy Wind Funding, LLC (a)                6.88       6/27/2017              92
      2,000  NextEra Energy Capital Holdings, Inc.           6.35      10/01/2066           1,926
      2,000  NextEra Energy Capital Holdings, Inc.           6.65       6/15/2067           1,981
      2,000  NextEra Energy Capital Holdings, Inc.           7.30       9/01/2067           2,106
     10,000  PPL Capital Funding, Inc.                       6.70       3/30/2067           9,257
     17,134  Texas Competitive Electric Holdings
                   Co., LLC (b)                              4.67      10/10/2017          10,636
      3,000  Texas Competitive Electric Holdings
                   Co., LLC (a),(c)                         11.50      10/01/2020           1,988
                                                                                       ----------
                                                                                           28,025
                                                                                       ----------
             GAS UTILITIES (0.2%)
      4,000  Southern Star Central Corp. (a)                 5.13       7/15/2022           4,180
                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY
                   TRADERS (1.8%)
      7,000  AES Corp.                                       7.38       7/01/2021           7,825
      5,000  Calpine Corp.                                   5.75       1/15/2025           5,044
      4,000  DPL, Inc. (a)                                   6.75      10/01/2019           4,300
      5,000  Dynegy, Inc. (a)                                7.38      11/01/2022           5,350
     15,000  Genon Energy, Inc.                              9.88      10/15/2020          15,540
      1,500  TerraForm Power Operating, LLC (a)              5.88       2/01/2023           1,567
                                                                                       ----------
                                                                                           39,626
                                                                                       ----------
             MULTI-UTILITIES (1.0%)
     10,790  Integrys Energy Group, Inc.                     6.11      12/01/2066          10,592
     11,025  Puget Sound Energy, Inc.                        6.97       6/01/2067          10,997
                                                                                       ----------
                                                                                           21,589
                                                                                       ----------
             Total Utilities                                                               93,420
                                                                                       ----------
             Total Corporate Obligations (cost: $1,350,261)                             1,381,052
                                                                                       ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (13.0%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.1%)
      1,000  ZF North America Capital, Inc. (a)              4.75       4/29/2025           1,007
                                                                                       ----------
             CABLE & SATELLITE (0.6%)
      2,000  Altice Finco S.A. (a)                           7.63       2/15/2025           2,049
      2,000  Altice S.A. (a)                                 7.75       5/15/2022           2,025
      2,000  Altice S.A. (a)                                 7.63       2/15/2025           2,028
      3,000  Numericable Group S.A. (a)                      4.88       5/15/2019           3,037
      5,000  Numericable Group S.A. (a)                      6.00       5/15/2022           5,128
                                                                                       ----------
                                                                                           14,267
                                                                                       ----------
             Total Consumer Discretionary                                                  15,274
                                                                                       ----------
             CONSUMER STAPLES (0.4%)
             -----------------------
             PACKAGED FOODS & MEAT (0.4%)
      1,000  JBS Investments GmbH (a)                        7.25       4/03/2024           1,046
      5,000  JBS USA, LLC (a)                                5.88       7/15/2024           5,112
      3,000  Minerva Luxembourg S.A.                         7.75       1/31/2023           3,000
                                                                                       ----------
                                                                                            9,158
                                                                                       ----------
             Total Consumer Staples                                                         9,158
                                                                                       ----------

================================================================================

9 | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
             FINANCIALS (2.8%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
$     3,500  BayernLB Capital Trust l                        6.20%              -(h)   $    3,189
      6,986  ING Groep N.V.                                  5.78               -(h)        7,126
      5,000  Royal Bank of Scotland Group plc                7.64               -(h)        5,500
      5,000  Royal Bank of Scotland Group plc                9.50       3/16/2022           5,623
                                                                                       ----------
                                                                                           21,438
                                                                                       ----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
      5,000  Deutsche Bank Capital Trust IV                  4.59               -(h)        4,975
                                                                                       ----------
             MULTI-LINE INSURANCE (0.2%)
      5,000  AXA S.A. (a)                                    6.46               -(h)        5,328
                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      2,000  ING Capital Funding Trust III                   3.88(g)            -(h)        2,010
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
     22,000  QBE Capital Funding III Ltd. (a)                7.25       5/24/2041          24,726
      4,000  XLIT Ltd.                                       6.50               -(h)        3,530
                                                                                       ----------
                                                                                           28,256
                                                                                       ----------
             Total Financials                                                              62,007
                                                                                       ----------
             INDUSTRIALS (1.4%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
      5,000  Bombardier, Inc. (a)                            7.50       3/15/2025           4,975
                                                                                       ----------
             AIRLINES (0.9%)
      1,000  Air Canada (a)                                  7.75       4/15/2021           1,077
     11,078  Air Canada "B" Pass-Through Trust (a)           5.38      11/15/2022          11,715
      2,500  Air Canada "C" Pass-Through Trust (a)           6.63       5/15/2018           2,667
      5,000  Air Canada "C" Pass-Through Trust (a)           5.00       9/15/2020           5,028
                                                                                       ----------
                                                                                           20,487
                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
      5,250  Ashtead Capital, Inc. (a)                       6.50       7/15/2022           5,647
                                                                                       ----------
             Total Industrials                                                             31,109
                                                                                       ----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             SEMICONDUCTOR EQUIPMENT (0.2%)
      4,000  Global A&T Electronics (a)                     10.00       2/01/2019           3,870
                                                                                       ----------
             MATERIALS (5.3%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
     10,000  Braskem Finance Ltd.                            6.45       2/03/2024          10,087
                                                                                       ----------
             CONSTRUCTION MATERIALS (0.7%)
      1,000  CEMEX Finance, LLC (a)                          9.38      10/12/2022           1,144
      1,500  CEMEX Finance, LLC (a)                          6.00       4/01/2024           1,542
      3,000  CEMEX SAB de C.V. (a)                           6.50      12/10/2019           3,225
      5,000  CEMEX SAB de C.V. (a)                           6.13       5/05/2025           5,143
      5,000  Companhia Brasileira de Aluminio (a)            4.75       6/17/2024           4,888
                                                                                       ----------
                                                                                           15,942
                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.8%)
      2,000  First Quantum Minerals Ltd. (a)                 7.25       5/15/2022           1,870
     10,000  Glencore Funding, LLC (a)                       4.13       5/30/2023          10,098
      1,000  Imperial Metals Corp. (a)                       7.00       3/15/2019           1,000
      5,000  Vedanta Resources plc (a)                       8.25       6/07/2021           4,997
                                                                                       ----------
                                                                                           17,965
                                                                                       ----------

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
             GOLD (1.7%)
$     3,000  AuRico Gold, Inc. (a)                           7.75%      4/01/2020      $    3,090
      5,000  Eldorado Gold Corp. (a)                         6.13      12/15/2020           4,950
      7,000  New Gold, Inc. (a)                              6.25      11/15/2022           6,965
      4,000  Newcrest Finance Property Ltd. (a)              4.20      10/01/2022           3,842
     20,000  St. Barbara Ltd. (a)                            8.88       4/15/2018          18,300
                                                                                       ----------
                                                                                           37,147
                                                                                       ----------
             PAPER PACKAGING (0.4%)
      6,200  Smurfit Kappa Treasury Funding Ltd.             7.50      11/20/2025           7,797
                                                                                       ----------
             PAPER PRODUCTS (0.2%)
      5,000  Sappi Papier Holding GmbH (a)                   6.63       4/15/2021           5,250
                                                                                       ----------
             PRECIOUS METALS & MINERALS (0.2%)
      5,000  Fresnillo plc (a)                               5.50      11/13/2023           5,399
                                                                                       ----------
             STEEL (0.8%)
     15,000  ArcelorMittal                                   7.75      10/15/2039          15,562
      4,000  FMG Resources (August 2006) Proprietary
                   Ltd. (a)                                  6.88       4/01/2022           3,045
                                                                                       ----------
                                                                                           18,607
                                                                                       ----------
             Total Materials                                                              118,194
                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      5,000  Digicel Ltd. (a)                                6.00       4/15/2021           4,866
      3,000  Digicel Ltd. (a)                                6.75       3/01/2023           2,964
      3,000  NII Capital Corp. (c)                           8.88      12/15/2019           1,298
      3,500  NII International Telecom SCA (a),(c)           7.88       8/15/2019           3,255
                                                                                       ----------
                                                                                           12,383
                                                                                       ----------
             Total Telecommunication Services                                              12,383
                                                                                       ----------
             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
      5,000  EDP Finance B.V. (a)                            5.25       1/14/2021           5,397
     10,000  Electricite De France S.A. (a)                  5.25               -(h)       10,500
     10,975  Enel S.p.A. (a)                                 8.75       9/24/2073          13,263
                                                                                       ----------
                                                                                           29,160
                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY
                   TRADERS (0.4%)
      7,000  AES Gener S.A. (a)                              8.38      12/18/2073           7,735
                                                                                       ----------
             Total Utilities                                                               36,895
                                                                                       ----------
             Total Eurodollar and Yankee Obligations
                   (cost: $267,212)                                                       288,890
                                                                                       ----------

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
             -----------------
      2,803  Wells Fargo Mortgage Backed Securities Trust
                   (cost: $2,716)                            2.67(g)    4/25/2035           2,686
                                                                                       ----------
             COMMERCIAL MORTGAGE SECURITIES (4.7%)

             FINANCIALS (4.7%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (4.7%)
      2,444  Banc of America Commercial Mortgage, Inc. (a)   5.24      12/10/2042           2,384
      6,900  Banc of America Commercial Mortgage, Inc.       5.42      10/10/2045           7,159
          6  Banc of America Commercial Mortgage, Inc. (a)   5.46       9/10/2047               6
        482  Banc of America Commercial Mortgage, Inc. (a)   5.94       9/10/2047             485

================================================================================

11 | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
$     5,000  Banc of America Commercial Mortgage, Inc.       6.26%      2/10/2051      $    5,285
      2,500  Bear Stearns Commercial Mortgage Securities,
                   Inc.                                      5.43      12/11/2040           2,500
      8,610  Bear Stearns Commercial Mortgage Securities,
                   Inc. (a)                                  5.66       9/11/2041           8,460
      5,000  Bear Stearns Commercial Mortgage Securities,
                   Inc.                                      5.57       1/12/2045           5,169
      5,278  CD Commercial Mortgage Trust                    5.69      10/15/2048           5,133
      2,500  Citigroup Commercial Mortgage Trust             5.96       3/15/2049           2,587
      5,497  Citigroup Commercial Mortgage Trust             6.14      12/10/2049           5,516
     15,000  Credit Suisse Commercial Mortgage Pass-
                   Through Trust                             0.38       2/15/2040          13,964
      7,110  GE Capital Commercial Mortgage Corp.            5.27       3/10/2044           7,183
      5,000  GE Capital Commercial Mortgage Corp.            5.32      11/10/2045           5,019
      1,334  GMAC Commercial Mortgage Securities, Inc.       4.97      12/10/2041           1,381
      2,830  J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                          4.97       9/12/2037           2,672
      3,750  Merrill Lynch Mortgage Trust                    5.27       7/12/2038           3,788
      5,000  Merrill Lynch Mortgage Trust                    5.68       5/12/2039           5,072
      5,000  Merrill Lynch Mortgage Trust                    5.05       8/12/2039           5,001
      4,000  Morgan Stanley Capital I Trust                  5.50       3/12/2044           3,986
      1,445  Morgan Stanley Capital I, Inc.                  5.17       8/13/2042           1,448
      2,000  Wachovia Bank Commercial Mortgage Trust (a)     4.99       5/15/2044           1,996
      4,000  Wachovia Bank Commercial Mortgage Trust         5.53      12/15/2044           4,042
      5,000  Wachovia Bank Commercial Mortgage Trust         5.37      11/15/2048           5,095
                                                                                       ----------
                                                                                          105,331
                                                                                       ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                   SECURITIES (0.0%)
        565  Credit Suisse First Boston Corp., acquired
                   6/13/2003; cost $27(k)                    1.88       5/17/2040              23
                                                                                       ----------
             Total Financials                                                             105,354
                                                                                       ----------
             Total Commercial Mortgage Securities
                   (cost: $102,194)                                                       105,354
                                                                                       ----------

             MUNICIPAL BONDS (0.0%)

             CASINOS & GAMING (0.0%)
      5,167  Mashantucket (Western) Pequot Tribe (j)
                   (cost: $2,958)                            7.35       7/01/2026             460
                                                                                       ----------
             EXCHANGE-TRADED FUNDS (1.9%)
        383  iShares iBoxx High Yield Corporate Bond Fund                                  34,808
        198  SPDR Barclays High Yield Bond Fund                                             7,795
                                                                                       ----------
             Total Exchange-Traded Funds (cost: $42,917)                                   42,603
                                                                                       ----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (13.5%)

             COMMON STOCKS (5.4%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.3%)
     33,600  Johnson Controls, Inc.                                                         1,693

================================================================================

                                                   Portfolio of Investments | 12

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
     39,589   Lear Corp.                                                               $    4,395
                                                                                       ----------
                                                                                            6,088
                                                                                       ----------
              CABLE & SATELLITE (0.4%)
     23,483   Charter Communications, Inc. "A"*                                             4,393
     72,680   Comcast Corp. "A"                                                             4,198
                                                                                       ----------
                                                                                            8,591
                                                                                       ----------
              CASINOS & GAMING (0.0%)
     13,500   Las Vegas Sands Corp.                                                           714
                                                                                       ----------
              GENERAL MERCHANDISE STORES (0.1%)
     30,435   Target Corp.                                                                  2,399
                                                                                       ----------
              HOME FURNISHINGS (0.1%)
     54,070   Tempur Sealy International, Inc.*                                             3,293
                                                                                       ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     25,400   Hyatt Hotels Corp. "A"*                                                       1,475
                                                                                       ----------
              Total Consumer Discretionary                                                 22,560
                                                                                       ----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.1%)
     28,400   CVS Health Corp.                                                              2,820
                                                                                       ----------
              HOUSEHOLD PRODUCTS (0.1%)
     11,242   Kimberly-Clark Corp.                                                          1,233
                                                                                       ----------
              PACKAGED FOODS & MEAT (0.1%)
     15,530   Keurig Green Mountain, Inc.                                                   1,807
                                                                                       ----------
              Total Consumer Staples                                                        5,860
                                                                                       ----------
              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
      8,522   Chevron Corp.                                                                   947
     32,263   Royal Dutch Shell plc ADR "A"                                                 2,046
                                                                                       ----------
                                                                                            2,993
                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(k)            977
                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     22,883   Thunderbird Resources Equity, Inc., acquired 5/27/2014;
                   cost $1,821*(i),(k)                                                      1,821
                                                                                       ----------
              Total Energy                                                                  5,791
                                                                                       ----------
              FINANCIALS (1.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    202,000   Prospect Capital Corp.                                                        1,687
                                                                                       ----------
              DIVERSIFIED BANKS (0.1%)
     18,507   JPMorgan Chase & Co.                                                          1,171
                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.1%)
     21,952   MetLife, Inc.                                                                 1,126
                                                                                       ----------
              REGIONAL BANKS (0.3%)
     27,800   BB&T Corp.                                                                    1,065
    151,918   KeyCorp                                                                       2,195
    411,207   Regions Financial Corp.                                                       4,042
                                                                                       ----------
                                                                                            7,302
                                                                                       ----------
              REITs - MORTGAGE (0.4%)
    140,100   Hatteras Financial Corp.                                                      2,530
    475,600   MFA Financial, Inc.                                                           3,695

================================================================================

13 | USAA High Income Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
    361,200   Two Harbors Investment Corp.                                             $    3,793
                                                                                       ----------
                                                                                           10,018
                                                                                       ----------
              REITs - SPECIALIZED (0.1%)
     40,677   Crown Castle International Corp.                                              3,398
                                                                                       ----------
              SPECIALIZED FINANCE (0.1%)
     35,130   CME Group, Inc.                                                               3,193
                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    115,241   People's United Financial, Inc.                                               1,741
                                                                                       ----------
              Total Financials                                                             29,636
                                                                                       ----------
              HEALTH CARE (0.4%)
              ------------------
              HEALTH CARE EQUIPMENT (0.0%)
      3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(i),(k)             236
                                                                                       ----------
              HEALTH CARE SUPPLIES (0.0%)
      1,405   Halyard Health, Inc.                                                             68
                                                                                       ----------
              PHARMACEUTICALS (0.4%)
     22,300   AbbVie, Inc.                                                                  1,442
     21,662   Johnson & Johnson                                                             2,149
     50,900   Merck & Co., Inc.                                                             3,032
     27,607   Novartis AG ADR                                                               2,810
                                                                                       ----------
                                                                                            9,433
                                                                                       ----------
              Total Health Care                                                             9,737
                                                                                       ----------
              INDUSTRIALS (0.2%)
              ------------------
              AIRLINES (0.1%)
     46,000   United Continental Holdings, Inc.*                                            2,748
                                                                                       ----------
              COMMERCIAL PRINTING (0.0%)
      2,060   Quad Graphics, Inc.                                                              44
                                                                                       ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
     83,000   General Electric Co.                                                          2,248
                                                                                       ----------
              Total Industrials                                                             5,040
                                                                                       ----------

              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.0%)
      9,266   CDK Global, Inc.                                                                444
                                                                                       ----------
              COMMUNICATIONS EQUIPMENT (0.1%)
     37,000   QUALCOMM, Inc.                                                                2,516
                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     27,798   Automatic Data Processing, Inc.                                               2,350
                                                                                       ----------
              SEMICONDUCTORS (0.1%)
     74,500   Intel Corp.                                                                   2,425
                                                                                       ----------
              SYSTEMS SOFTWARE (0.2%)
     61,150   Microsoft Corp.                                                               2,974
                                                                                       ----------
              Total Information Technology                                                 10,709
                                                                                       ----------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     42,015   LyondellBasell Industries N.V. "A"                                            4,350
                                                                                       ----------
              CONSTRUCTION MATERIALS (0.1%)
        596   Panolam Holdings Co., acquired 1/20/2010; cost $315(i),(k)                    1,139
                                                                                       ----------

================================================================================

                                                   Portfolio of Investments | 14

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              GOLD (0.2%)
    245,000   Alamos Gold, Inc.                                                        $    1,695
     56,750   Goldcorp, Inc.                                                                1,069
     33,650   Newmont Mining Corp.                                                            891
                                                                                       ----------
                                                                                            3,655
                                                                                       ----------
              PAPER PRODUCTS (0.2%)
     54,650   Clearwater Paper Corp.*                                                       3,496
     21,100   International Paper Co.                                                       1,134
        534   Resolute Forest Products*                                                         8
    123,689   Verso Corp.*                                                                    173
                                                                                       ----------
                                                                                            4,811
                                                                                       ----------
              SPECIALTY CHEMICALS (0.2%)
    172,882   MPM Holdings, Inc.(i)                                                         4,927
                                                                                       ----------
              Total Materials                                                              18,882
                                                                                       ----------

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     50,503   AT&T, Inc.                                                                    1,749
     63,000   CenturyLink, Inc.                                                             2,266
     50,650   Verizon Communications, Inc.                                                  2,555
                                                                                       ----------
                                                                                            6,570
                                                                                       ----------
              Total Telecommunication Services                                              6,570
                                                                                       ----------

              UTILITIES (0.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    325,000   AES Corp.                                                                     4,306
                                                                                       ----------
              Total Common Stocks (cost: $88,382)                                         119,091
                                                                                       ----------

              PREFERRED STOCKS (7.8%)

              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.7%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                           10,733
    200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                  5,711
    200,000   Dairy Farmers of America, Inc., 7.88%,
                   cumulative redeemable, perpetual(a)                                     21,312
                                                                                       ----------
                                                                                           37,756
                                                                                       ----------
              Total Consumer Staples                                                       37,756
                                                                                       ----------

              ENERGY (2.6%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     17,000   Chesapeake Energy Corp., 5.75%, perpetual (a)                                14,843
                                                                                       ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.9%)
  1,632,236   NuStar Logistics, LP, 7.63%                                                  42,818
                                                                                       ----------
              Total Energy                                                                 57,661
                                                                                       ----------

              FINANCIALS (2.7%)
              -----------------
              CONSUMER FINANCE (0.5%)
      1,501   Ally Financial, Inc., 7.00%, Perpetual(a)                                     1,537
    320,000   GMAC Capital Trust I, 8.13%, cumulative redeemable                            8,409
                                                                                       ----------
                                                                                            9,946
                                                                                       ----------

================================================================================

15 | USAA High Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                     MARKET
$(000)/                                                                                     VALUE
SHARES        SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.4%)
     36,000   ING Groep N.V., 7.20%, perpetual                                         $      925
     26,500   ING Groep N.V., 7.38%, perpetual                                                678
      8,000   US Bancorp, 3.50%, perpetual                                                  6,660
                                                                                       ----------
                                                                                            8,263
                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.3%)
    274,059   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                    6,834
                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                2,828
                                                                                       ----------
              REGIONAL BANKS (0.1%)

      1,515   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                       1,550
                                                                                       ----------
              REINSURANCE (0.0%)
      3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
                   acquired 1/23/2007 - 3/02/2007; cost $3,109*(i),(k)                        750
                                                                                       ----------
              REITs - HOTEL & RESORT (0.2%)
    210,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                        5,303
                                                                                       ----------
              REITs - INDUSTRIAL (0.5%)
    185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual            11,969
                                                                                       ----------
              REITs - OFFICE (0.3%)
    240,000   CommonWealth, Series E, 7.25%, cumulative redeemable, perpetual               6,075
                                                                                       ----------
              REITs - RESIDENTIAL (0.3%)
    100,000   Equity Residential Properties Trust, depositary shares,
                   Series K, 8.29%, cumulative redeemable, perpetual                        6,153
                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
     20,000   Freddie Mac, 6.02%, perpetual                                                    94
     80,000   Freddie Mac, 8.38%, perpetual                                                   405
                                                                                       ----------
                                                                                              499
                                                                                       ----------
              Total Financials                                                             60,170
                                                                                       ----------
              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    627,000   Qwest Corp., 7.38%                                                           16,440
                                                                                       ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
     29,100   Southern California Edison, Series D, 6.50%,
                   cumulative redeemable, perpetual                                         3,086
                                                                                       ----------
              Total Preferred Stocks (cost: $170,851)                                     175,113
                                                                                       ----------
              Total Equity Securities (cost: $259,233)                                    294,204
                                                                                       ----------

================================================================================

                                                   Portfolio of Investments | 16

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.0%)

             COMMERCIAL PAPER (3.7%)

             ENERGY (1.7%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.7%)
$    10,000  Anadarko Petroleum Corp. (a),(m)                0.54%      5/05/2015     $     9,999
     10,000  Anadarko Petroleum Corp. (a),(m)                0.52       6/01/2015           9,996
      6,137  Encana Corp. (a),(m)                            0.52       5/20/2015           6,135
     12,000  Encana Corp. (a),(m)                            0.58       6/02/2015          11,994
                                                                                      -----------
                                                                                           38,124
                                                                                      -----------
             Total Energy                                                                  38,124
                                                                                      -----------

             INDUSTRIALS (0.4%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
      8,244  Eaton Corp. (a),(m)                             0.43       5/04/2015           8,243
                                                                                      -----------
             MATERIALS (1.0%)
             ----------------
             SPECIALTY CHEMICALS (1.0%)
     10,892  Albemarle Corp. (a),(m)                         0.80       5/01/2015          10,892
     10,295  Albemarle Corp. (a),(m)                         0.78       5/06/2015          10,294
                                                                                      -----------
                                                                                           21,186
                                                                                      -----------
             Total Materials                                                               21,186
                                                                                      -----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
      4,371  Eversource Energy (a),(m)                       0.37       5/11/2015           4,371
      9,131  Southern California Edison Co. (a),(m)          0.25       5/27/2015           9,129
                                                                                      -----------
                                                                                           13,500
                                                                                      -----------
             Total Utilities                                                               13,500
                                                                                      -----------
             Total Commercial Paper                                                        81,053
                                                                                      -----------

             VARIABLE-RATE DEMAND NOTES (0.2%)

             MATERIALS (0.2%)
             ----------------
             STEEL (0.2%)
      5,000  Illinois Finance Auth. (LOC - UniCredit
                   Bank A.G.)                                2.25       2/01/2037           5,000
                                                                                      -----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
  2,815,000  State Street Institutional Liquid Reserves
                   Fund Premier Class, 0.10%(n)                                             2,815
                                                                                      -----------
             Total Money Market Instruments (cost: $88,868)                                88,868
                                                                                      -----------

             TOTAL INVESTMENTS (COST: $2,116,359)                                     $ 2,204,117
                                                                                      ===========

================================================================================

17 | USAA High Income Fund

================================================================================

                                                                                       UNREALIZED
NUMBER OF                                                     CONTRACT              APPRECIATION/
CONTRACTS                                      EXPIRATION       VALUE              (DEPRECIATION)
LONG/(SHORT)  SECURITY                            DATE          (000)                       (000)
-------------------------------------------------------------------------------------------------
              FUTURES (0.5%)(l)
      (100)   Russell 2000 Mini                 6/19/2015    $   (12,164)          $        (62)
                                                             ===========           ============

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                         (LEVEL 1)              (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES              OTHER           SIGNIFICANT
                                         IN ACTIVE             SIGNIFICANT       UNOBSERVABLE
                                          MARKETS              OBSERVABLE           INPUTS
                                       FOR IDENTICAL             INPUTS
ASSETS                                    ASSETS                                                            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations               $            --  $          1,380,669  $               383  $      1,381,052
 Eurodollar and Yankee Obligations                --               288,890                   --           288,890
 Collateralized Mortgage Obligations              --                 2,686                   --             2,686
 Commercial Mortgage Securities                   --               105,354                   --           105,354
 Municipal Bonds                                  --                   460                   --               460
 Exchange-Traded Funds                        42,603                    --                   --            42,603
Equity Securities:
 Common Stocks                               109,991                 4,927                4,173           119,091
 Preferred Stocks                             24,849               149,514                  750           175,113
Money Market Instruments:
 Commercial Paper                                 --                81,053                   --            81,053
 Variable-Rate Demand Notes                       --                 5,000                   --             5,000
 Money Market Funds                            2,815                    --                   --             2,815
-----------------------------------------------------------------------------------------------------------------
Total                                $       180,258  $          2,018,553  $             5,306  $      2,204,117
-----------------------------------------------------------------------------------------------------------------

LIABILITIES                                                                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                           $          (62)  $                 --  $                --  $            (62)
------------------------------------------------------------------------------------------------------------------
(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                         CORPORATE
                                                       OBLIGATIONS          COMMON STOCKS         PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                   $  -                 $5,044                     $750
Purchases                                                      383                                               -
Sales                                                            -                    (12)                       -
Transfers into Level 3                                           -                      -                        -
Transfers out of Level 3                                         -                      -                        -
Net realized gain (loss) on investments                          -                   (957)                       -
Change in net unrealized appreciation/depreciation               -                     98                        -
of investments
------------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2015                                  $383                 $4,173                     $750
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments | 18

================================================================================

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19 | USAA High Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

20 | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

21 | USAA High Income Fund

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note A3. Additionally, certain bonds, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                          Notes to Portfolio of Investments | 22

================================================================================

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are supported by: values ascribed to the stock in recent equity compensation awards, values assigned in the recent restructuring, purchase price, or discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                  QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                             FAIR VALUE AT                         SIGNIFICANT
                             APRIL 30, 2015      VALUATION         UNOBSERVABLE
ASSETS                        ($ IN 000's)      TECHNIQUE(s)         INPUT(s)           RANGE
EQUITY SECURITIES:

Common Stocks                    $1,375           Market       Revenue Multiple(a)   0.6x -- 1.2x
                                               Comparables
                                                               EBITDA Multiple(a)    3.6x -- 12.4x
                                                               Discount for lack
                                                                  of marketability(b)     25%

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may

================================================================================

23 | USAA High Income Fund

================================================================================

increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $160,485,000 and $72,727,000, respectively, resulting in net unrealized appreciation of $87,758,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,227,711,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.0% of net assets at April 30, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts

================================================================================

                                          Notes to Portfolio of Investments | 24

================================================================================

exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

25 | USAA High Income Fund

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD        Canadian dollars
DIP        Debtor-in-Possession
REIT       Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) At April 30, 2015, the issuer was in default with respect to interest and/or principal payments.

(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2015.

(e) At April 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f) At April 30, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $4,662,000, which included when-issued securities of $2,043,000.

(g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2015.

(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

                                          Notes to Portfolio of Investments | 26

================================================================================

(i) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $10,233,000, which represented 0.5% of the Fund's net assets.

(j) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

(k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2015, was $4,946,000, which represented 0.2% of the Fund's net assets.

(l) Cash with a value of $1,128,000 are segregated as collateral for initial margin requirements on open futures contracts.

(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(n) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

(o)    In U.S. dollars unless otherwise noted.

(p) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At April 30, 2015, the Fund held unfunded or partially unfunded loan commitments of $211,000, which included a $5,000 unrealized loss.

(q) The Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

  *    Non-income-producing security.

================================================================================

27 | USAA High Income Fund

================================================================================

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48484-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2015 (unaudited)

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (44.5%)

              CONSUMER DISCRETIONARY (2.3%)
              -----------------------------
              APPAREL RETAIL (0.3%)
$    10,000   L Brands, Inc.                                         5.63%         2/15/2022      $   11,025
      5,000   Men's Wearhouse Inc. (a)                               5.00          6/18/2021           5,050
                                                                                                  ----------
                                                                                                      16,075
                                                                                                  ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
      2,000   Hanesbrands, Inc. (a),(b)                              3.25          4/15/2022           2,011
                                                                                                  ----------
              CABLE & SATELLITE (0.6%)
     10,000   NBCUniversal Enterprise, Inc. (c)                      1.97          4/15/2019          10,063
     10,000   NBCUniversal Media, LLC (d)                            5.15          4/30/2020          11,443
     10,000   Time Warner Cable, Inc.                                6.75          7/01/2018          11,156
                                                                                                  ----------
                                                                                                      32,662
                                                                                                  ----------
              CASINOS & GAMING (0.2%)
      3,000   International Game Technology                          7.50          6/15/2019           3,207
      5,000   Marina District Finance Co., Inc.                      9.88          8/15/2018           5,231
                                                                                                  ----------
                                                                                                       8,438
                                                                                                  ----------
              CATALOG RETAIL (0.1%)
      4,000   QVC, Inc.                                              3.13          4/01/2019           4,026
                                                                                                  ----------
              EDUCATION SERVICES (0.2%)
      6,080   Princeton Theological Seminary                         4.11          7/01/2023           6,595
      5,000   Univ. of Notre Dame                                    3.44          2/15/2045           4,821
                                                                                                  ----------
                                                                                                      11,416
                                                                                                  ----------
              GENERAL MERCHANDISE STORES (0.0%)
      2,000   Dollar Tree, Inc. (a)                                  4.25          3/09/2022           2,028
                                                                                                  ----------
              HOME FURNISHINGS (0.1%)
      4,581   Serta Simmons Holdings, LLC (a)                        4.25         10/01/2019           4,615
      3,335   Tempur Sealy International, Inc. (a)                   3.50          3/18/2020           3,353
                                                                                                  ----------
                                                                                                       7,968
                                                                                                  ----------
              HOMEBUILDING (0.1%)
      7,000   Lennar Corp.                                           4.50         11/15/2019           7,245
                                                                                                  ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      5,000   Hyatt Hotels Corp.                                     3.38          7/15/2023           5,019
                                                                                                  ----------
              MOVIES & ENTERTAINMENT (0.1%)
      1,105   Metropolitan Opera Assoc., Inc.                        1.79         10/01/2017           1,119
      2,235   Metropolitan Opera Assoc., Inc.                        2.14         10/01/2018           2,277
      2,285   Metropolitan Opera Assoc., Inc.                        2.39         10/01/2019           2,318
                                                                                                  ----------
                                                                                                       5,714
                                                                                                  ----------
              RESTAURANTS (0.3%)
     15,035   ARAMARK Services, Inc. (a)                             3.25          9/07/2019          15,133

================================================================================

1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     4,956   Restaurant Brands International, Inc. (a)              4.50%        12/12/2021      $    5,019
                                                                                                  ----------
                                                                                                      20,152
                                                                                                  ----------
              SPECIALTY STORES (0.2%)
      8,508   Harbor Freight Tools USA, Inc. (a)                     4.75          7/26/2019           8,584
      2,000   PetSmart, Inc. (a)                                     5.00          3/11/2022           2,027
      3,300   Staples, Inc. (a),(b)                                  3.59          4/07/2021           3,316
                                                                                                  ----------
                                                                                                      13,927
                                                                                                  ----------
              Total Consumer Discretionary                                                           136,681
                                                                                                  ----------
              CONSUMER STAPLES (2.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      4,000   Bunge Ltd. Finance Co.                                 8.50          6/15/2019           4,912
                                                                                                  ----------
              DRUG RETAIL (0.5%)
      7,620   CVS Pass-Through Trust                                 6.04         12/10/2028           8,967
      4,421   CVS Pass-Through Trust (c)                             7.51          1/10/2032           5,698
      4,603   CVS Pass-Through Trust (c)                             5.93          1/10/2034           5,460
     10,000   Walgreens Boots Alliance, Inc.                         3.80         11/18/2024          10,272
                                                                                                  ----------
                                                                                                      30,397
                                                                                                  ----------
              FOOD RETAIL (0.1%)
      4,000   Albertson's Holdings, LLC (a)                          5.00          8/25/2019           4,039
                                                                                                  ----------
              HOUSEHOLD PRODUCTS (0.1%)
     10,000   SC Johnson & Son, Inc. (c)                             4.35          9/30/2044          10,463
                                                                                                  ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     20,000   Costco Wholesale Corp.                                 1.70         12/15/2019          19,958
                                                                                                  ----------
              PACKAGED FOODS & MEAT (0.6%)
      2,621   H.J. Heinz Co. (a)                                     3.25          6/05/2020           2,628
      5,500   H.J. Heinz Co. (c)                                     4.88          2/15/2025           6,020
     10,000   J.M. Smucker Co.                                       3.50         10/15/2021          10,532
     10,000   Kraft Foods Group, Inc.                                3.50          6/06/2022          10,239
      5,000   The J.M. Smucker Co. (c)                               4.25          3/15/2035           4,983
                                                                                                  ----------
                                                                                                      34,402
                                                                                                  ----------
              PERSONAL PRODUCTS (0.0%)
      1,534   Prestige Brands, Inc. (a)                              4.13          1/31/2019           1,543
                                                                                                  ----------
              SOFT DRINKS (0.2%)
      5,000   PepsiCo, Inc.                                          7.90         11/01/2018           6,025
      5,000   PepsiCo, Inc.                                          4.25         10/22/2044           5,252
                                                                                                  ----------
                                                                                                      11,277
                                                                                                  ----------
              TOBACCO (0.1%)
      5,000   Lorillard Tobacco Co.                                  2.30          8/21/2017           5,063
                                                                                                  ----------
              Total Consumer Staples                                                                 122,054
                                                                                                  ----------

              ENERGY (7.0%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
      5,000   Peabody Energy Corp.                                   6.00         11/15/2018           3,966
      4,000   Peabody Energy Corp.                                   6.50          9/15/2020           2,500
                                                                                                  ----------
                                                                                                       6,466
                                                                                                  ----------
              INTEGRATED OIL & GAS (0.2%)
     10,000   ConocoPhillips Co.                                     4.15         11/15/2034          10,408
                                                                                                  ----------
              OIL & GAS DRILLING (0.6%)
      3,000   Nabors Industries, Inc.                                9.25          1/15/2019           3,484
      7,000   Nabors Industries, Inc.                                4.63          9/15/2021           6,965
     10,000   Noble Holding International Ltd.                       4.90          8/01/2020          10,083
      5,000   Noble Holding International Ltd.                       5.95          4/01/2025           4,970
      5,000   Rowan Companies, Inc.                                  7.88          8/01/2019           5,555

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     5,000   Rowan Companies, Inc.                                  4.88%         6/01/2022      $    4,866
                                                                                                  ----------
                                                                                                      35,923
                                                                                                  ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      5,000   Baker Hughes, Inc.                                     7.50         11/15/2018           5,962
      5,000   Weatherford Bermuda                                    9.63          3/01/2019           5,820
      5,000   Weatherford Bermuda                                    4.50          4/15/2022           4,813
                                                                                                  ----------
                                                                                                      16,595
                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
      5,000   Anadarko Petroleum Corp.                               5.95          9/15/2016           5,319
      2,000   California Resources Corp.                             5.00          1/15/2020           1,900
      5,000   Chesapeake Energy Corp.                                3.53 (f)      4/15/2019           4,813
     10,000   Chesapeake Energy Corp.                                6.13          2/15/2021          10,100
      5,000   Denbury Resources, Inc.                                4.63          7/15/2023           4,525
     15,000   EOG Resources, Inc.                                    3.90          4/01/2035          15,141
      4,000   EQT Corp.                                              8.13          6/01/2019           4,765
      5,000   Hess Corp.                                             8.13          2/15/2019           5,988
      3,000   Newfield Exploration Co. (d)                           5.75          1/30/2022           3,195
      6,730   Newfield Exploration Co.                               5.63          7/01/2024           7,167
      5,000   Newfield Exploration Co.                               5.38          1/01/2026           5,225
      5,000   Noble Energy, Inc.                                     8.25          3/01/2019           5,997
      5,000   QEP Resources, Inc.                                    6.88          3/01/2021           5,362
      5,000   Samson Investment Co. (a)                              5.00          9/25/2018           2,425
     10,000   Southwestern Energy Co.                                4.05          1/23/2020          10,375
      2,000   Southwestern Energy Co.                                4.95          1/23/2025           2,081
      5,000   WPX Energy, Inc.                                       5.25          1/15/2017           5,175
                                                                                                  ----------
                                                                                                      99,553
                                                                                                  ----------
              OIL & GAS REFINING & MARKETING (0.4%)
     10,000   Marathon Petroleum Corp.                               4.75          9/15/2044          10,045
     10,000   Phillips 66                                            4.65         11/15/2034          10,497
      5,000   Valero Energy Corp.                                    9.38          3/15/2019           6,254
                                                                                                  ----------
                                                                                                      26,796
                                                                                                  ----------
              OIL & GAS STORAGE & TRANSPORTATION (3.7%)
     15,000   Boardwalk Pipelines, LP                                4.95         12/15/2024          15,061
     10,000   Buckeye Partners, LP                                   2.65         11/15/2018           9,997
     10,000   Buckeye Partners, LP                                   5.60         10/15/2044           9,963
     15,000   DCP Midstream, LLC (c)                                 5.85          5/21/2043          11,400
      4,000   Enbridge Energy Partners, LP                           8.05         10/01/2077           4,170
      3,000   Energy Transfer Partners, LP                           9.00          4/15/2019           3,688
      7,000   Energy Transfer Partners, LP                           5.20          2/01/2022           7,634
     20,010   Energy Transfer Partners, LP                           3.27 (f)     11/01/2066          17,484
     10,000   Enterprise Products Operating, LLC                     6.30          9/15/2017          11,123
      5,000   Enterprise Products Operating, LLC                     3.90          2/15/2024           5,165
      5,000   Enterprise Products Operating, LLC                     7.03          1/15/2068           5,431
      6,437   EQT Midstream Partners, LP                             4.00          8/01/2024           6,314
      7,500   MPLX, LP                                               4.00          2/15/2025           7,559
      5,000   NGPL PipeCo, LLC (c)                                   7.12         12/15/2017           5,112
     10,000   NuStar Logistics, LP                                   8.15          4/15/2018          11,312
      5,000   ONEOK Partners, LP                                     8.63          3/01/2019           5,997
     10,000   ONEOK Partners, LP                                     4.90          3/15/2025          10,187
      5,000   Plains All American Pipeline, LP                       6.50          5/01/2018           5,671
      3,000   Plains All American Pipeline, LP                       8.75          5/01/2019           3,727
      5,000   Questar Pipeline Co.                                   5.83          2/01/2018           5,522
      7,000   Regency Energy Partners                                4.50         11/01/2023           7,227
     10,000   Sabine Pass LNG, LP                                    7.50         11/30/2016          10,712
      4,000   Targa Resources Partners, LP (c)                       5.00          1/15/2018           4,170
      1,000   Targa Resources Partners, LP (c)                       4.13         11/15/2019           1,008
     10,000   TC PipeLines, LP                                       4.65          6/15/2021          10,568
     10,000   Western Gas Partners, LP                               5.38          6/01/2021          11,143

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$    15,000   Williams Companies, Inc.                               4.55%         6/24/2024      $   14,773
                                                                                                  ----------
                                                                                                     222,118
                                                                                                  ----------
              Total Energy                                                                           417,859
                                                                                                  ----------

              FINANCIALS (16.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
     10,000   Ares Capital Corp.                                     4.88         11/30/2018          10,565
      5,000   Bank of New York Mellon                                2.40          1/17/2017           5,123
     10,000   Bank of New York Mellon                                1.30          1/25/2018           9,992
     10,000   Prospect Capital Corp.                                 5.00          7/15/2019          10,407
     27,450   State Street Capital Trust IV                          1.27 (f)      6/01/2077          23,744
                                                                                                  ----------
                                                                                                      59,831
                                                                                                  ----------
              CONSUMER FINANCE (0.6%)
      3,000   Ally Financial, Inc.                                   4.63          6/26/2015           3,011
      5,000   Capital One Bank USA, N.A.                             3.38          2/15/2023           5,035
      5,000   Capital One Financial Corp. (d)                        4.75          7/15/2021           5,576
     10,000   Capital One Financial Corp.                            3.75          4/24/2024          10,359
     10,000   Citizens Bank, N.A.                                    2.45         12/04/2019          10,103
                                                                                                  ----------
                                                                                                      34,084
                                                                                                  ----------
              DIVERSIFIED BANKS (1.4%)
      6,000   Bank of America Corp.                                  8.00                  -(g)        6,442
      9,000   Bank of America Corp.                                  4.00          4/01/2024           9,443
     10,000   Bank of America Corp.                                  4.20          8/26/2024          10,122
      5,000   Bank of America Corp.                                  3.95          4/21/2025           4,935
      5,000   Bank of America, N.A.                                  6.10          6/15/2017           5,431
     10,000   Citigroup, Inc.                                        4.45          1/10/2017          10,516
      3,000   JPMorgan Chase & Co.                                   7.90                  -(g)        3,203
      2,610   JPMorgan Chase Bank, N.A.                              6.00         10/01/2017           2,886
      5,000   JPMorgan Chase Capital XXI                             1.20 (f)      1/15/2087           4,238
     10,000   Santander Holdings USA, Inc.                           2.65          4/17/2020           9,950
     16,800   USB Realty Corp. (c)                                   1.42 (f)              -(g)       15,372
                                                                                                  ----------
                                                                                                      82,538
                                                                                                  ----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
     10,000   Morgan Stanley                                         4.88         11/01/2022          10,850
                                                                                                  ----------
              LIFE & HEALTH INSURANCE (1.8%)
     10,000   Forethought Financial Group (c)                        8.63          4/15/2021          11,691
     10,000   Lincoln National Corp.                                 4.20          3/15/2022          10,774
     15,000   Lincoln National Corp.                                 7.00          5/17/2066          14,438
     10,000   MetLife, Inc.                                          4.13          8/13/2042          10,113
      4,000   Ohio National Financial Services, Inc. (c)             6.38          4/30/2020           4,635
      5,000   Ohio National Financial Services, Inc. (c)             6.63          5/01/2031           6,148
     10,000   Primerica, Inc.                                        4.75          7/15/2022          10,934
     10,000   Prudential Financial, Inc.                             5.63          6/15/2043          10,725
     17,050   StanCorp Financial Group, Inc.                         5.00          8/15/2022          18,238
      6,625   StanCorp Financial Group, Inc.                         6.90          6/01/2067           6,575
      5,000   TIAA Asset Management Finance Co., LLC (c)             4.13         11/01/2024           5,250
                                                                                                  ----------
                                                                                                     109,521
                                                                                                  ----------
              MULTI-LINE INSURANCE (1.5%)
     10,000   American International Group, Inc.                     3.88          1/15/2035           9,769
     17,500   Genworth Holdings, Inc.                                6.15         11/15/2066          11,200
     16,000   Glen Meadow Pass-Through Trust (c)                     6.51          2/12/2067          15,040
      5,000   HCC Insurance Holdings, Inc.                           6.30         11/15/2019           5,787
     10,000   Kemper Corp.                                           4.35          2/15/2025          10,132
     10,000   Loews Corp.                                            2.63          5/15/2023           9,797
     10,000   MassMutual Global Funding II (c)                       3.60          4/09/2024          10,510
     19,505   Nationwide Mutual Insurance Co. (c)                    2.56 (f)     12/15/2024          19,545
                                                                                                  ----------
                                                                                                      91,780
                                                                                                  ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (0.3%)
$    10,000   Berkshire Hathaway Finance Corp.                       1.30%         5/15/2018     $    10,039
      5,000   Lubrizol Corp.                                         8.88          2/01/2019           6,216
                                                                                                 -----------
                                                                                                      16,255
                                                                                                 -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
      5,000   General Electric Capital Corp.                         6.25                  -(g)        5,650
      9,000   General Electric Capital Corp.                         6.38         11/15/2067           9,855
     15,000   General Electric Capital Corp./LJ VP Holdings,
                  LLC (c)                                            3.80          6/18/2019          16,021
      5,000   Icahn Enterprises, LP                                  3.50          3/15/2017           5,037
                                                                                                 -----------
                                                                                                      36,563
                                                                                                 -----------
              PROPERTY & CASUALTY INSURANCE (2.0%)
     15,000   ACE INA Holdings, Inc.                                 3.35          5/15/2024          15,604
      5,000   Allstate Corp.                                         5.75          8/15/2053           5,459
      2,000   Allstate Corp.                                         6.13          5/15/2067           2,128
     10,000   AmTrust Financial Services, Inc.                       6.13          8/15/2023          10,612
      1,000   Assured Guaranty U.S. Holdings, Inc.                   6.40         12/15/2066             845
     20,050   Chubb Corp.                                            6.38          3/29/2067          21,353
     10,000   Ironshore Holdings, Inc. (c)                           8.50          5/15/2020          12,090
     19,300   Oil Insurance Ltd. (c)                                 3.26 (f)              -(g)       16,791
     10,000   ProAssurance Corp.                                     5.30         11/15/2023          10,916
     14,538   Progressive Corp.                                      6.70          6/15/2067          15,347
      5,000   Travelers Companies, Inc.                              6.25          3/15/2067           5,377
                                                                                                 -----------
                                                                                                     116,522
                                                                                                 -----------
              REGIONAL BANKS (2.9%)
      5,000   AmSouth Bancorp.                                       6.75         11/01/2025           5,936
     15,000   Banc of California, Inc.                               5.25          4/15/2025          14,815
     15,000   Citizens Financial Group, Inc. (c)                     4.15          9/28/2022          15,629
     10,000   Compass Bank                                           3.88          4/10/2025           9,793
     10,000   Cullen/Frost Capital Trust II                          1.81 (f)      3/01/2034           8,789
      5,000   Fifth Third Bancorp                                    2.30          3/01/2019           5,054
      3,500   First Maryland Capital Trust I                         1.28 (f)      1/15/2027           3,115
     10,000   First Niagara Financial Group, Inc.                    7.25         12/15/2021          11,187
     10,000   First Republic Bank                                    2.38          6/17/2019          10,103
     10,000   FirstMerit Bank, N.A.                                  4.27         11/25/2026          10,355
     10,000   FirstMerit Corp.                                       4.35          2/04/2023          10,523
      5,000   Hilltop Holdings, Inc. (c)                             5.00          4/15/2025           5,125
     20,000   MUFG Americas Holdings Corp.                           3.00          2/10/2025          19,509
     10,000   MUFG Union Bank, N.A.                                  2.25          5/06/2019          10,083
      7,000   PNC Bank, N.A.                                         4.20         11/01/2025           7,602
      3,000   PNC Financial Services                                 2.85         11/09/2022           3,011
      6,021   Susquehanna Bancshares, Inc.                           5.38          8/15/2022           6,665
     10,000   TCF National Bank                                      6.25          6/08/2022          10,904
      5,000   Webster Financial Corp.                                4.38          2/15/2024           5,057
                                                                                                 -----------
                                                                                                     173,255
                                                                                                 -----------
              REINSURANCE (0.2%)
     10,000   Alterra Finance, LLC                                   6.25          9/30/2020          11,718
                                                                                                 -----------
              REITs - DIVERSIFIED (0.3%)
      5,000   Liberty Property, LP                                   6.63         10/01/2017           5,553
     15,000   Washington REIT                                        3.95         10/15/2022          15,168
                                                                                                 -----------
                                                                                                      20,721
                                                                                                 -----------
              REITs - HEALTH CARE (0.5%)
      5,000   Aviv Healthcare Properties, LP (d)                     7.75          2/15/2019           5,194
     10,000   Health Care REIT, Inc.                                 6.13          4/15/2020          11,617
     10,000   Ventas Realty, LP                                      4.00          4/30/2019          10,669
                                                                                                 -----------
                                                                                                      27,480
                                                                                                 -----------
              REITs - INDUSTRIAL (0.1%)
      5,000   ProLogis, LP                                           7.38         10/30/2019           6,012
                                                                                                 -----------

================================================================================

5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              REITs - OFFICE (1.4%)
$     5,000   Alexandria Real Estate Equities, Inc.                  4.60%         4/01/2022     $     5,356
      5,000   Alexandria Real Estate Equities, Inc.                  4.50          7/30/2029           5,189
     10,000   ARC Properties Operating Partnership, LP/Clark
                  Acquisition, LLC                                   3.00          2/06/2019           9,687
      5,000   BioMed Realty, LP                                      3.85          4/15/2016           5,117
      5,000   BioMed Realty, LP                                      6.13          4/15/2020           5,735
      8,034   Boston Properties, LP                                  3.70         11/15/2018           8,547
     10,000   Boston Properties, LP                                  5.88         10/15/2019          11,576
     10,000   Boston Properties, LP                                  3.85          2/01/2023          10,525
     11,000   Columbia Property Trust Operating Partnership, LP      5.88          4/01/2018          12,069
      5,000   Equity Commonwealth                                    5.75         11/01/2015           5,000
      3,000   Mack-Cali Realty, LP                                   7.75          8/15/2019           3,492
                                                                                                 -----------
                                                                                                      82,293
                                                                                                 -----------
              REITs - RESIDENTIAL (0.2%)
      5,000   AvalonBay Communities, Inc.                            3.63         10/01/2020           5,284
      7,000   UDR, Inc.                                              4.63          1/10/2022           7,614
                                                                                                 -----------
                                                                                                      12,898
                                                                                                 -----------
              REITs - RETAIL (0.7%)
      3,000   Federal Realty Investment Trust                        5.90          4/01/2020           3,477
      7,000   Federal Realty Investment Trust                        3.00          8/01/2022           7,022
     10,000   Federal Realty Investment Trust                        2.75          6/01/2023           9,772
      5,000   National Retail Properties, Inc.                       6.88         10/15/2017           5,581
      5,000   Realty Income Corp.                                    4.13         10/15/2026           5,245
      2,000   Regency Centers, LP                                    6.00          6/15/2020           2,302
     10,000   Simon Property Group, LP                               4.13         12/01/2021          10,946
                                                                                                 -----------
                                                                                                      44,345
                                                                                                 -----------
              REITs - SPECIALIZED (0.3%)
      4,500   Communications Sales & Leasing, Inc. (a)               5.00          9/30/2022           4,498
     10,000   Crown Castle International Corp.                       5.25          1/15/2023          10,606
      4,000   EPR Properties                                         7.75          7/15/2020           4,828
                                                                                                 -----------
                                                                                                      19,932
                                                                                                 -----------
              SPECIALIZED FINANCE (0.2%)
     10,000   National Rural Utilities Cooperative Finance
                  Corp.                                              4.75          4/30/2043          10,055
                                                                                                 -----------
              THRIFTS & MORTGAGE FINANCE (0.5%)
      5,000   Chittenden Corp.                                       0.94 (f)      2/14/2017           4,974
     22,685   People's United Financial, Inc.                        3.65         12/06/2022          23,198
                                                                                                 -----------
                                                                                                      28,172
                                                                                                 -----------
              Total Financials                                                                       994,825
                                                                                                 -----------

              HEALTH CARE (2.0%)
              -----------------
              HEALTH CARE EQUIPMENT (0.3%)
     10,000   Covidien International Finance S.A.                    2.95          6/15/2023          10,055
     10,000   Medtronic, Inc. (c)                                    4.38          3/15/2035          10,587
                                                                                                 -----------
                                                                                                      20,642
                                                                                                 -----------
              HEALTH CARE FACILITIES (0.4%)
      5,000   HCA, Inc.                                              5.00          3/15/2024           5,326
     15,000   HCA, Inc.                                              5.25          4/15/2025          16,275
                                                                                                 -----------
                                                                                                      21,601
                                                                                                 -----------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     10,065   Thermo Fisher Scientific                               3.60          8/15/2021          10,556
                                                                                                 -----------
              PHARMACEUTICALS (1.1%)
     15,000   Abbvie, Inc.                                           1.75         11/06/2017          15,087
     15,000   Actavis Funding SCS                                    3.80          3/15/2025          15,192

================================================================================
                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$    10,000   Genentech, Inc.                                        4.75%         7/15/2015      $   10,084
     20,000   Mallinckrodt International Finance S.A.                4.75          4/15/2023          19,200
      8,528   Valeant Pharmaceuticals International, Inc. (a)        3.50          2/13/2019           8,568
                                                                                                  ----------
                                                                                                      68,131
                                                                                                  ----------
              Total Health Care                                                                      120,930
                                                                                                  ----------
              INDUSTRIALS (4.6%)
              -----------------
              AEROSPACE & DEFENSE (0.3%)
     10,000   Lockheed Martin Corp.                                  3.60          3/01/2035           9,838
     10,000   Raytheon Co.                                           4.20         12/15/2044          10,455
                                                                                                  ----------
                                                                                                      20,293
                                                                                                  ----------
              AIR FREIGHT & LOGISTICS (0.2%)
     10,000   FedEx Corp.                                            3.90          2/01/2035           9,723
                                                                                                  ----------
              AIRLINES (1.6%)
      1,295   America West Airlines, Inc. Pass-Through Trust         6.87          7/02/2018           1,348
      4,484   American Airlines, Inc. Pass-Through Trust             7.38         11/23/2017           4,595
      9,707   American Airlines, Inc. Pass-Through Trust             3.70          4/01/2028          10,047
      3,574   Continental Airlines, Inc. Pass-Through Trust          9.00          1/08/2018           3,860
        897   Continental Airlines, Inc. Pass-Through Trust          7.88          1/02/2020             948
      2,583   Continental Airlines, Inc. Pass-Through Trust          5.50          4/29/2022           2,744
      9,016   Continental Airlines, Inc. Pass-Through Trust          4.15         10/11/2025           9,624
      4,609   Continental Airlines, Inc. Pass-Through Trust          4.00          4/29/2026           4,932
     16,949   Hawaiian Airlines, Inc. Pass-Through Trust             3.90          1/15/2026          17,204
      4,885   United Airlines, Inc. Pass-Through Trust               4.30          2/15/2027           5,263
     20,000   United Airlines, Inc. Pass-Through Trust (d)           3.75          3/03/2028          20,900
      3,709   US Airways Group, Inc. Pass-Through Trust              6.25         10/22/2024           4,219
      9,709   US Airways Group, Inc. Pass-Through Trust              3.95          5/15/2027          10,146
                                                                                                  ----------
                                                                                                      95,830
                                                                                                  ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
     10,000   Caterpillar Financial Services, Corp.                  1.25         11/06/2017          10,018
     13,500   CNH Industrial Capital, LLC                            3.88         11/01/2015          13,601
      6,500   CNH Industrial Capital, LLC (c)                        3.38          7/15/2019           6,403
      5,000   Terex Corp. (a)                                        3.50          8/13/2021           5,016
                                                                                                  ----------
                                                                                                      35,038
                                                                                                  ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     15,000   Eaton Corp.                                            2.75         11/02/2022          15,050
                                                                                                  ----------
              INDUSTRIAL CONGLOMERATES (0.2%)
     10,000   Danaher Corp.                                          5.63          1/15/2018          11,143
                                                                                                  ----------
              INDUSTRIAL MACHINERY (0.2%)
      5,000   Hillenbrand, Inc.                                      5.50          7/15/2020           5,467
      1,500   Ingersoll-Rand Co.                                     9.00          8/15/2021           1,955
      1,500   SPX Corp.                                              6.88          9/01/2017           1,642
      5,000   Stanley Black & Decker, Inc.                           5.75         12/15/2053           5,450
                                                                                                  ----------
                                                                                                      14,514
                                                                                                  ----------
              RAILROADS (0.7%)
      8,000   Burlington Northern Santa Fe, LLC                      3.75          4/01/2024           8,514
      5,000   TTX Co. (c)                                            4.15          1/15/2024           5,361
     10,000   TTX Co. (c)                                            3.60          1/15/2025          10,288
      5,000   Union Pacific Corp.                                    7.88          1/15/2019           6,071
     10,000   Union Pacific Corp.                                    3.38          2/01/2035           9,499
                                                                                                  ----------
                                                                                                      39,733
                                                                                                  ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     10,000   ILFC E-Capital Trust I (c)                             4.09 (f)     12/21/2065           9,450
      5,000   International Lease Finance Corp. (c)                  7.13          9/01/2018           5,675

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     4,000   United Rentals North America, Inc.                     6.13%         6/15/2023      $    4,213
                                                                                                  ----------
                                                                                                      19,338
                                                                                                  ----------
              TRUCKING (0.2%)
      5,000   J.B. Hunt Transport Services, Inc.                     3.85          3/15/2024           5,268
      5,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (c)                                          3.38          3/15/2018           5,187
                                                                                                  ----------
                                                                                                      10,455
                                                                                                  ----------
              Total Industrials                                                                      271,117
                                                                                                  ----------
              INFORMATION TECHNOLOGY (0.8%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.2%)
      5,000   Cisco Systems, Inc.                                    2.90          3/04/2021           5,230
      5,000   Harris Corp.                                           5.95         12/01/2017           5,647
                                                                                                  ----------
                                                                                                      10,877
                                                                                                  ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,000   FLIR Systems, Inc.                                     3.75          9/01/2016           5,144
                                                                                                  ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     10,000   Molex Inc. (c)                                         3.90          4/15/2025          10,015
                                                                                                  ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      3,738   Activision Blizzard, Inc. (a)                          3.25         10/12/2020           3,767
                                                                                                  ----------
              INTERNET SOFTWARE & SERVICES (0.1%)
      4,250   Verisign, Inc. (c)                                     5.25          4/01/2025           4,404
                                                                                                  ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
      5,000   IBM Corp.                                              7.63         10/15/2018           6,020
                                                                                                  ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
      4,866   Dell International, LLC (a)                            4.50          4/29/2020           4,892
                                                                                                  ----------
              Total Information Technology                                                            45,119
                                                                                                  ----------

              MATERIALS (2.5%)
              ----------------
              ALUMINUM (0.3%)
     15,000   Alcoa, Inc.                                            5.13         10/01/2024          16,199
                                                                                                  ----------
              CONSTRUCTION MATERIALS (0.2%)
     10,000   CRH America, Inc.                                      6.00          9/30/2016          10,643
                                                                                                  ----------
              DIVERSIFIED CHEMICALS (0.6%)
     20,000   Dow Chemical Co.                                       4.25         10/01/2034          20,258
     10,000   E.I. du Pont de Nemours & Co.                          2.80          2/15/2023          10,013
      8,028   E.I. du Pont de Nemours & Co.                          4.90          1/15/2041           8,911
                                                                                                  ----------
                                                                                                      39,182
                                                                                                  ----------
              DIVERSIFIED METALS & MINING (0.2%)
      5,000   Freeport-McMoRan, Inc. (a),(b)                         2.36          5/31/2018           4,950
      5,000   Freeport-McMoRan, Inc.                                 3.10          3/15/2020           4,947
      5,000   Freeport-McMoRan, Inc.                                 4.00         11/14/2021           4,950
                                                                                                  ----------
                                                                                                      14,847
                                                                                                  ----------
              METAL & GLASS CONTAINERS (0.3%)
      3,000   Ball Corp.                                             5.00          3/15/2022           3,142
      3,883   Greif, Inc.                                            6.75          2/01/2017           4,155
      9,553   Reynolds Group Holdings, Inc. (a)                      4.50         12/01/2018           9,660
                                                                                                  ----------
                                                                                                      16,957
                                                                                                  ----------
              PAPER PACKAGING (0.1%)
      5,000   Sealed Air Corp. (c)                                   6.88          7/15/2033           5,225
                                                                                                  ----------
              SPECIALTY CHEMICALS (0.4%)
      3,321   Albemarle Corp.                                        3.00         12/01/2019           3,332

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     2,505   Cytec Industries, Inc.                                 8.95%         7/01/2017      $    2,829
     15,000   RPM International, Inc.                                6.13         10/15/2019          17,096
                                                                                                  ----------
                                                                                                      23,257
                                                                                                  ----------
              STEEL (0.4%)
      5,000   Allegheny Ludlum Corp.                                 6.95         12/15/2025           5,414
      5,000   Allegheny Technologies, Inc.                           9.38          6/01/2019           5,975
     10,000   Allegheny Technologies, Inc.                           5.95          1/15/2021          10,475
                                                                                                  ----------
                                                                                                      21,864
                                                                                                  ----------
              Total Materials                                                                        148,174
                                                                                                  ----------
              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
     25,000   AT&T, Inc. (b)                                         4.50          5/15/2035          24,560
     10,000   Centel Capital Corp.                                   9.00         10/15/2019          12,058
     10,000   CenturyLink, Inc.                                      5.80          3/15/2022          10,425
      2,000   CenturyLink, Inc.                                      6.75         12/01/2023           2,171
      8,409   Frontier Communications Corp.                          7.88          1/15/2027           8,388
      5,000   Qwest Corp. (d)                                        6.75         12/01/2021           5,745
     15,000   Verizon Communications, Inc.                           4.50          9/15/2020          16,427
     10,000   Verizon Communications, Inc.                           4.40         11/01/2034           9,851
                                                                                                  ----------
                                                                                                      89,625
                                                                                                  ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      4,944   Grain Spectrum Funding II (c)                          3.29         10/10/2034           4,944
                                                                                                  ----------
              Total Telecommunication Services                                                        94,569
                                                                                                  ----------

              UTILITIES (5.0%)
              ----------------
              ELECTRIC UTILITIES (2.2%)
      5,000   Atlantic City Electric Co.                             3.38          9/01/2024           5,114
      5,000   Cleveland Electric Illuminating Co.                    8.88         11/15/2018           6,138
     10,000   Duke Energy Progress, Inc.                             4.15         12/01/2044          10,639
      3,500   Duquesne Light Holdings, Inc. (c)                      5.90         12/01/2021           4,111
      4,000   Entergy Arkansas, Inc.                                 3.05          6/01/2023           4,056
      7,000   Entergy Louisiana, LLC                                 4.95          1/15/2045           7,158
        649   FPL Energy American Wind, LLC (c)                      6.64          6/20/2023             675
      3,168   Mississippi Power Co.                                  4.25          3/15/2042           3,208
     10,000   Monongahela Power Co. (c)                              4.10          4/15/2024          10,772
      5,000   Nevada Power Co.                                       7.13          3/15/2019           5,954
      4,000   NextEra Energy Capital Holdings, Inc.                  6.65          6/15/2067           3,962
      5,000   NextEra Energy Capital Holdings, Inc.                  7.30          9/01/2067           5,265
      5,000   Oglethorpe Power Corp.                                 6.10          3/15/2019           5,742
      5,000   Oncor Electric Delivery Co., LLC (c)                   3.75          4/01/2045           4,846
     24,630   PPL Capital Funding, Inc.                              6.70          3/30/2067          22,801
      5,000   South Carolina Electric & Gas Co.                      5.30          5/15/2033           5,966
     10,000   Southern California Edison Co.                         6.25                  -(g)       11,311
      2,534   Tri-State General & Transport Association Pass-
                    Through Trust (c)                                6.04          1/31/2018           2,648
     10,000   Tri-State Generation & Transmission
                    Association, Inc. (c)                            4.70         11/01/2044          10,807
                                                                                                  ----------
                                                                                                     131,173
                                                                                                  ----------
              GAS UTILITIES (0.8%)
      8,000   AGL Capital Corp.                                      6.38          7/15/2016           8,497
      4,000   Atmos Energy Corp.                                     8.50          3/15/2019           4,923
     10,000   Atmos Energy Corp.                                     4.13         10/15/2044          10,343
     10,000   Florida Gas Transmission Co. (c)                       5.45          7/15/2020          11,226
     10,000   National Fuel Gas Co.                                  4.90         12/01/2021          10,940
      5,000   Southern Star Central Gas Pipeline, Inc. (c)           6.00          6/01/2016           5,208
                                                                                                  ----------
                                                                                                      51,137
                                                                                                  ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      2,500   AES Corp.                                              3.26(f)       6/01/2019           2,506

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     5,000   AES Corp.                                              4.88%         5/15/2023      $    4,897
     10,000   AES Corp.                                              5.50          4/15/2025           9,900
                                                                                                  ----------
                                                                                                      17,303
                                                                                                  ----------
              MULTI-UTILITIES (1.5%)
      5,000   Ameren Illinois Co.                                    9.75         11/15/2018           6,319
     15,000   Berkshire Hathaway Energy Co.                          4.50          2/01/2045          16,107
      5,000   Black Hills Corp.                                      5.88          7/15/2020           5,743
     10,000   Black Hills Corp.                                      4.25         11/30/2023          10,671
     12,387   Integrys Energy Group, Inc.                            6.11         12/01/2066          12,159
      5,000   NiSource Finance Corp.                                10.75          3/15/2016           5,370
      5,000   Northwestern Corp.                                     6.34          4/01/2019           5,808
     10,000   Puget Sound Energy, Inc.                               6.97          6/01/2067           9,975
     20,000   Wisconsin Energy Corp.                                 6.25          5/15/2067          19,950
                                                                                                  ----------
                                                                                                      92,102
                                                                                                  ----------
              WATER UTILITIES (0.2%)
     10,000   Aquarion Co., Inc. (c)                                 4.00          8/15/2024          10,174
                                                                                                  ----------
              Total Utilities                                                                        301,889
                                                                                                  ----------
              Total Corporate Obligations (cost: $2,546,471)                                       2,653,217
                                                                                                  ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (13.5%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
     10,000   American Honda Finance Corp. (c)                       7.63         10/01/2018          11,973
      5,000   Daimler Finance, N.A., LLC (c)                         1.88          1/11/2018           5,062
      5,000   Daimler Finance, N.A., LLC (c)                         2.25          7/31/2019           5,055
                                                                                                  ----------
                                                                                                      22,090
                                                                                                  ----------
              PUBLISHING (0.2%)
     10,000   Pearson Funding Four plc (c)                           3.75          5/08/2022          10,292
                                                                                                  ----------
              Total Consumer Discretionary                                                            32,382
                                                                                                  ----------

              CONSUMER STAPLES (0.5%)
              -----------------------
              DISTILLERS & VINTNERS (0.2%)
     10,000   Pernod Ricard S.A. (c)                                 4.25          7/15/2022          10,689
                                                                                                  ----------
              PACKAGED FOODS & MEAT (0.3%)
      6,471   JBS S.A.                                              10.50          8/04/2016           7,086
     10,000   Kerry Group Financial Services (c)                     3.20          4/09/2023           9,985
                                                                                                  ----------
                                                                                                      17,071
                                                                                                  ----------
              Total Consumer Staples                                                                  27,760
                                                                                                  ----------

              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
     10,000   BP Capital Markets plc                                 1.63          8/17/2017          10,060
      4,000   Husky Energy, Inc.                                     7.25         12/15/2019           4,761
     10,000   Petrobras Global Finance B.V.                          3.00          1/15/2019           9,365
     10,000   Shell International Finance B.V.                       3.63          8/21/2042           9,604
                                                                                                  ----------
                                                                                                      33,790
                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      3,500   Talisman Energy, Inc.                                  7.75          6/01/2019           4,088
     10,000   Woodside Finance Ltd. (c)                              8.75          3/01/2019          12,281
                                                                                                  ----------
                                                                                                      16,369
                                                                                                  ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.1%)
$     5,000   GS Caltex Corp. (c)                                    5.50%        10/15/2015      $    5,094
                                                                                                  ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      6,000   TransCanada PipeLines Ltd.                             1.88          1/12/2018           6,061
     12,124   TransCanada PipeLines Ltd.                             6.35          5/15/2067          11,730
                                                                                                  ----------
                                                                                                      17,791
                                                                                                  ----------
              Total Energy                                                                            73,044
                                                                                                  ----------

              FINANCIALS (5.3%)
              -----------------
              DIVERSIFIED BANKS (3.1%)
      5,000   Abbey National Treasury Services plc                   4.00          3/13/2024           5,338
      4,000   Banco Santander Chile (c)                              1.18 (f)      4/11/2017           3,990
     10,000   Bank of Montreal (c)                                   2.85          6/09/2015          10,024
     10,000   Bank of Montreal                                       2.50          1/11/2017          10,280
      5,000   Barclays Bank plc (c)                                  6.05         12/04/2017           5,487
     10,000   BBVA Bancomer S.A. Texas Agency (c)                    4.38          4/10/2024          10,500
      5,000   BNP Paribas (c)                                        7.20                  -(g)        6,025
      4,219   Canadian Imperial Bank of Commerce (c)                 7.26          4/10/2032           5,338
      5,000   Caribbean Development Bank (c)                         4.38         11/09/2027           5,231
     15,000   DNB Bank ASA (c)                                       3.20          4/03/2017          15,521
     10,000   DNB Boligkreditt AS (c)                                2.90          3/29/2017          10,201
      5,000   HBOS plc (c)                                           6.75          5/21/2018           5,601
     25,000   HSBC Bank plc                                          0.69 (f)              -(g)       15,442
      5,000   National Australia Bank Ltd.                           3.00          1/20/2023           5,075
     10,000   Rabobank Nederland                                     3.38          1/19/2017          10,402
     10,000   Rabobank Nederland                                     3.88          2/08/2022          10,714
     10,000   Rabobank Nederland                                     3.95         11/09/2022          10,274
      5,000   Royal Bank of Scotland Group plc                       6.13         12/15/2022           5,556
     10,000   Santander UK plc (c)                                   5.00         11/07/2023          10,608
      4,355   Standard Chartered Bank (c)                            6.40          9/26/2017           4,792
     10,000   Swedbank AB (c)                                        1.75          3/12/2018          10,042
     10,000   Westpac Banking Corp. (c)                              2.45         11/28/2016          10,239
                                                                                                  ----------
                                                                                                     186,680
                                                                                                  ----------
              LIFE & HEALTH INSURANCE (0.2%)
      8,500   Great-West Life & Annuity Insurance Capital,
                  LP (c)                                             7.15          5/16/2046           8,787
                                                                                                  ----------
              MULTI-LINE INSURANCE (0.3%)
     19,072   ZFS Finance USA Trust II (c)                           6.45         12/15/2065          19,902
                                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     10,000   ING Bank N.V. (c)                                      5.13          5/01/2015          10,000
     15,000   ING Bank N.V. (c)                                      3.75          3/07/2017          15,667
      5,500   ING Bank N.V.                                          4.13         11/21/2023           5,727
      5,000   ING Capital Funding Trust III                          3.88 (f)              -(g)        5,025
                                                                                                  ----------
                                                                                                      36,419
                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
     20,000   QBE Capital Funding III Ltd. (c)                       7.25          5/24/2041          22,478
      5,000   XLIT Ltd.                                              6.50                  -(g)        4,413
      5,000   XLIT Ltd.                                              4.45          3/31/2025           5,043
                                                                                                  ----------
                                                                                                      31,934
                                                                                                  ----------
              REGIONAL BANKS (0.0%)
      5,000   Kaupthing Bank hf, acquired 6/22/2006;
                  cost $4,942(c),(h),(i),(j)                         7.13          5/19/2016              --
                                                                                                  ----------

              REINSURANCE (0.3%)
     15,000   Swiss Re Capital I, LP (c)                             6.85                  -(g)       15,712
                                                                                                  ----------
              REITs - RESIDENTIAL (0.1%)
      5,000   Deutsche Annington Finance B.V. (c)                    3.20         10/02/2017           5,132
                                                                                                  ----------

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.2%)
$    10,000   WEA Finance, LLC/Westfield UK & Europe
                  Finance plc (c)                                    3.75%         9/17/2024      $   10,287
                                                                                                  ----------
              Total Financials                                                                       314,853
                                                                                                  ----------
              GOVERNMENT (0.4%)
              -----------------
              FOREIGN GOVERNMENT (0.4%)
      3,500   Italy Government International Bond                    5.38          6/15/2033           4,142
     15,000   Region of Lombardy                                     5.80         10/25/2032          17,247
                                                                                                  ----------
                                                                                                      21,389
                                                                                                  ----------
              Total Government                                                                        21,389
                                                                                                  ----------
              HEALTH CARE (0.2%)
              ------------------
              PHARMACEUTICALS (0.2%)
      2,222   Roche Holdings, Inc. (c)                               6.00          3/01/2019           2,564
     10,000   GlaxoSmithKline Capital, Inc.                          4.20          3/18/2043          10,239
                                                                                                  ----------
                                                                                                      12,803
                                                                                                  ----------
              Total Health Care                                                                       12,803
                                                                                                  ----------
              INDUSTRIALS (2.4%)
              -----------------
              AEROSPACE & DEFENSE (0.1%)
     5,000    Bombardier, Inc. (c)                                   5.50          9/15/2018           5,075
                                                                                                  ----------
              AIR FREIGHT & LOGISTICS (0.3%)
    15,000    Sydney Airport Finance Co. Proprietary Ltd. (c)        3.90          3/22/2023          15,631
                                                                                                  ----------
              AIRLINES (1.3%)
     10,000   Air Canada "A" Pass-Through Trust (c)                  3.60          9/15/2028          10,125
     24,298   Air Canada Pass-Through Trust (c)                      4.13         11/15/2026          25,695
     19,353   British Airways Pass-Through Trust (c)                 4.63          6/20/2024          20,902
     10,000   Turkish Airlines "A" Pass-Through Trust (c)            4.20          9/15/2028          10,194
      3,888   Virgin Australia Trust (c)                             6.00          4/23/2022           4,044
      8,226   Virgin Australia Trust (c)                             5.00          4/23/2025           8,678
                                                                                                  ----------
                                                                                                      79,638
                                                                                                  ----------
              AIRPORT SERVICES (0.2%)
     10,000   Heathrow Funding Ltd. (c)                              4.88          7/15/2023          11,175
                                                                                                  ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
     10,000   Hutchison Whampoa International Ltd. (c)               2.00         11/08/2017          10,084
      5,000   Hutchison Whampoa International Ltd. (c)               4.63          1/13/2022           5,515
     10,000   Hutchison Whampoa International Ltd. (c)               3.63         10/31/2024          10,192
      7,000   Smiths Group plc (c)                                   3.63         10/12/2022           7,011
                                                                                                  ----------
                                                                                                      32,802
                                                                                                  ----------
              Total Industrials                                                                      144,303
                                                                                                  ----------
              MATERIALS (2.3%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     10,000   Braskem Finance Ltd.                                   6.45          2/03/2024          10,088
                                                                                                  ----------
              CONSTRUCTION MATERIALS (0.2%)
     10,000   Holcim US Finance Sarl & Cie SCS (c)                   6.00         12/30/2019          11,520
      2,000   Lafarge S.A. (c)                                       6.20          7/09/2015           2,020
                                                                                                  ----------
                                                                                                      13,540
                                                                                                  ----------
              DIVERSIFIED METALS & MINING (0.5%)
      5,000   Anglo American Capital plc (c)                         2.63          9/27/2017           5,061
      2,034   Glencore Canada Corp.                                  5.38          6/01/2015           2,041
      3,000   Glencore Canada Corp.                                  6.00         10/15/2015           3,064
     10,000   Glencore Funding, LLC (c)                              2.50          1/15/2019          10,011

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)(k)      SECURITY                                               RATE           MATURITY           (000)
--------------------------------------------------------------------- --------------------------------------
$     5,000   Glencore Funding, LLC (c)                              4.13%         5/30/2023      $    5,049
      5,000   Rio Tinto Finance (USA) Ltd.                           9.00          5/01/2019           6,293
                                                                                                  ----------
                                                                                                      31,519
                                                                                                  ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     10,000   Potash Corp. of Saskatchewan, Inc.                     3.00          4/01/2025           9,898
      2,000   Yara International ASA (c)                             7.88          6/11/2019           2,363
                                                                                                  ----------
                                                                                                      12,261
                                                                                                  ----------
              GOLD (0.7%)
     10,000   Barrick North America Finance, LLC                     6.80          9/15/2018          11,486
     20,000   Goldcorp, Inc.                                         3.70          3/15/2023          19,730
     10,000   Kinross Gold Corp.                                     5.95          3/15/2024           9,332
                                                                                                  ----------
                                                                                                      40,548
                                                                                                  ----------
              PRECIOUS METALS & MINERALS (0.2%)
     10,000   Fresnillo plc (c)                                      5.50         11/13/2023          10,797
                                                                                                  ----------
              STEEL (0.3%)
     10,000   ArcelorMittal                                          7.00          2/25/2022          10,913
      5,000   Vale Overseas Ltd.                                     4.38          1/11/2022           4,853
                                                                                                  ----------
                                                                                                      15,766
                                                                                                  ----------
              Total Materials                                                                        134,519
                                                                                                  ----------
              UTILITIES (0.7%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
     30,000   Electricite De France S.A. (c)                         5.25                  -(g)       31,500
                                                                                                  ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     10,200   Transalta Corp.                                        6.65          5/15/2018          11,399
                                                                                                  ----------
              Total Utilities                                                                         42,899
                                                                                                  ----------
              Total Eurodollar and Yankee Obligations (cost: $762,944)                               803,952
                                                                                                  ----------

              FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
CAD  15,000   Province of Alberta                                    2.55         12/15/2022          12,970
CAD  20,000   Province of Ontario                                    2.85          6/02/2023          17,493
                                                                                                  ----------
              Total Foreign Government Obligations (cost: $34,606)                                    30,463
                                                                                                  ----------
              ASSET-BACKED SECURITIES (3.0%)

              FINANCIALS (2.6%)
              -----------------
              ASSET-BACKED FINANCING (2.6%)
      1,752   Access Group, Inc.                                     0.54 (f)      4/25/2029           1,724
      2,138   ACS Pass-Through Trust (c),(l)                         0.48 (f)      6/14/2037           2,090
     10,000   AESOP Funding II, LLC (c)                              3.41         11/20/2017          10,306
        640   ARI Fleet Lease Trust (c)                              0.73 (f)      3/15/2020             640
      2,993   ARL First, LLC (c)                                     1.93 (f)     12/15/2042           3,020
      4,100   Arran Residential Mortgages Funding plc (c)            1.71 (f)     11/19/2047           4,117
     10,000   Babson CLO Ltd. (c)                                    1.66 (f)     10/17/2026           9,982
        846   Centre Point Funding, LLC (c)                          5.43          7/20/2016             849
      8,500   CIT Equipment Collateral (c)                           2.15          2/20/2020           8,528
      5,000   Citibank Credit Card Issuance Trust                    5.10         11/20/2017           5,128
      2,000   Citibank Credit Card Issuance Trust                    5.35          2/07/2020           2,218
      5,000   Credit Acceptance Auto Loan Trust (c)                  2.29          4/15/2022           5,022
      3,000   Credit Acceptance Auto Loan Trust (c)                  3.30          7/17/2023           3,004
      5,000   Drive Auto Receivables Trust "B" (c)                   2.28          6/17/2019           5,013
      7,500   Dryden Senior Loan Fund (c)                            1.82          4/15/2027           7,508
      7,000   Element Rail Leasing I, LLC (c)                        3.67          4/19/2044           7,123
     10,000   Exeter Automobile Receivables Trust (c)                2.42          1/15/2019          10,038
      5,000   Exeter Automobile Receivables Trust (c)                2.17          5/15/2019           4,985
      8,430   First Investors Auto Owner Trust (c)                   0.86          8/15/2018           8,420

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     7,496   Honda Auto Receivables Owner Trust                     0.97%         4/16/2018      $    7,497
     20,000   Louisiana Environmental Facilities and
                  Community Dev.                                     3.24          8/01/2028          20,551
      5,000   SBA Tower Trust (c)                                    2.90         10/15/2044           5,058
      2,947   SLM Student Loan Trust                                 0.83 (f)     10/25/2038           2,686
      7,686   SLM Student Loan Trust                                 0.51 (f)      1/25/2041           6,692
     10,000   Trip Rail Master Funding, LLC (c)                      4.09          4/15/2044          10,120
      1,501   Wheels SPV, LLC (c)                                    1.53          3/20/2021           1,504
                                                                                                  ----------
                                                                                                     153,823
                                                                                                  ----------
              Total Financials                                                                       153,823
                                                                                                  ----------

              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     10,000   Crown Castle Towers, LLC (b),(c)                       3.22          5/15/2042          10,000
                                                                                                  ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
     15,000   Hawaii Dept. of Business Economic Dev. &
                  Tourism                                            3.24          1/01/2031          15,440
                                                                                                  ----------
              Total Asset-Backed Securities (cost: $176,300)                                         179,263
                                                                                                  ----------
              COMMERCIAL MORTGAGE SECURITIES (8.0%)

              FINANCIALS (8.0%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.9%)
      2,422   Banc of America Commercial Mortgage, Inc.              5.46         11/10/2042           2,420
      4,000   Banc of America Commercial Mortgage, Inc. (c)          5.34          7/10/2043           4,002
      5,000   Banc of America Commercial Mortgage, Inc.              6.04          7/10/2044           5,155
        495   Banc of America Commercial Mortgage, Inc.              5.71          5/10/2045             496
      7,000   Banc of America Commercial Mortgage, Inc.              5.36         10/10/2045           7,101
      8,000   Bear Stearns Commercial Mortgage Securities,
                  Inc.                                               4.99          9/11/2042           8,096
      8,765   CD Commercial Mortgage Trust                           5.40          7/15/2044           8,831
     10,000   Citigroup Commercial Mortgage Trust                    3.36          7/10/2047          10,437
      2,500   Citigroup Commercial Mortgage Trust                    3.62          7/10/2047           2,661
      4,000   Citigroup Commercial Mortgage Trust                    3.86          7/10/2047           4,278
      5,008   Commercial Mortgage Trust                              5.12          6/10/2044           5,023
      8,600   Commercial Mortgage Trust                              3.25         10/15/2045           8,890
      5,925   Commercial Mortgage Trust (c)                          3.42         10/15/2045           6,191
      6,000   Commercial Mortgage Trust                              2.77         12/10/2045           6,094
      4,000   Commercial Mortgage Trust                              3.61          6/10/2046           4,284
     10,000   Commercial Mortgage Trust                              5.35         12/10/2046          10,623
      7,500   Commercial Mortgage Trust                              4.08          8/10/2047           8,050
      3,000   Credit Suisse Commercial Mortgage Trust                5.65          2/15/2039           3,089
      8,700   Credit Suisse First Boston Mortgage Securities
                  Corp.                                              5.10          8/15/2038           8,787
      7,097   Credit Suisse First Boston Mortgage Securities
                  Corp.                                              5.23         12/15/2040           7,145
      5,000   GE Capital Commercial Mortgage Corp.                   5.45          3/10/2044           5,051
      4,000   GE Capital Commercial Mortgage Corp.                   5.07          7/10/2045           4,030
     10,000   GE Capital Commercial Mortgage Corp.                   5.61         12/10/2049          10,493
      7,000   GMAC Commercial Mortgage Securities, Inc.              5.29         11/10/2045           7,155
     10,000   GS Mortgage Securities Corp. II                        5.71          4/10/2038          10,224
      2,051   GS Mortgage Securities Corp. II                        4.78          7/10/2039           2,051
      6,000   GS Mortgage Securities Corp. II                        3.21          5/10/2045           6,269
      5,000   GS Mortgage Securities Corp. II                        3.38          5/10/2045           5,292
     13,500   GS Mortgage Securities Trust                           5.62          4/10/2038          13,852
      5,000   GS Mortgage Securities Trust                           3.28          2/10/2046           5,161
      5,000   GS Mortgage Securities Trust (c)                       3.68          2/10/2046           5,171
      5,000   GS Mortgage Securities Trust                           4.24          8/10/2046           5,580

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
      5,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    4.84%         7/15/2042      $    5,013
      6,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    5.00         10/15/2042           6,038
      6,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    5.04         10/15/2042           6,043
        222   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    5.49          4/15/2043             222
      2,531   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    5.81          6/12/2043           2,620
     15,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (c)                                5.69         11/15/2043          16,876
      6,640   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    5.41         12/15/2044           6,695
        781   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    6.06          4/15/2045             786
      5,697   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    4.82          5/15/2045           6,324
      5,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    5.48          5/15/2045           5,219
     10,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                    4.27          6/15/2045          10,983
      9,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Trust                                    4.44          2/15/2047           9,989
     10,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Trust                                    5.37          5/15/2047          10,380
         60   LB-UBS Commercial Mortgage Trust                       4.95          9/15/2030              59
      5,000   LB-UBS Commercial Mortgage Trust                       5.38         11/15/2038           5,267
        414   LB-UBS Commercial Mortgage Trust                       5.34          9/15/2039             414
      9,450   LB-UBS Commercial Mortgage Trust                       5.32         11/15/2040           9,587
     10,643   Merrill Lynch Mortgage Trust                           5.14          7/12/2038          10,684
      8,499   Morgan Stanley Capital I, Inc.                         5.37         12/15/2043           8,991
      2,750   Morgan Stanley Capital I, Inc. (c)                     5.20          6/15/2044           3,105
      3,000   Morgan Stanley Capital I, Inc.                         3.77          3/15/2045           3,180
      5,000   Timberstar Trust (c)                                   5.88         10/15/2036           5,231
      9,375   UBS Commercial Mortgage Trust                          4.17          5/10/2045          10,203
     15,000   UBS Commercial Mortgage Trust                          4.82          5/10/2045          16,509
      2,313   UBS-Barclays Commercial Mortgage Trust (c)             4.18          5/10/2063           2,491
      4,230   Wachovia Bank Commercial Mortgage Trust                5.57         10/15/2048           4,436
      1,500   WF-RBS Commercial Mortgage Trust (c)                   5.41          6/15/2044           1,708
      5,000   WF-RBS Commercial Mortgage Trust                       3.35          5/15/2045           5,188
     10,000   WF-RBS Commercial Mortgage Trust                       4.09          6/15/2045          10,905
      5,000   WF-RBS Commercial Mortgage Trust                       3.24         12/15/2045           5,170
     20,000   WF-RBS Commercial Mortgage Trust                       3.65         12/15/2046          21,327
                                                                                                  ----------
                                                                                                     413,625
                                                                                                  ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
     46,703   Commercial Mortgage Pass-Through
                  Certificates, acquired 5/22/2012;
                  cost $6,473(h)                                     2.28          5/15/2045           4,645
     71,919   Commercial Mortgage Trust, acquired
                  11/06/2012; cost $9,641(h)                         2.11         10/15/2045           7,138
     71,757   Freddie Mac (+)                                        1.71         10/25/2018           3,461
     69,411   Freddie Mac (+)                                        1.67          3/25/2019           3,579
     61,858   Freddie Mac (+)                                        1.58          1/25/2022           4,727
     97,139   Freddie Mac (+)                                        1.60          5/25/2022           8,072
     74,054   Freddie Mac (+)                                        1.63          6/25/2022           6,368
     71,658   Freddie Mac (+)                                        1.02         10/25/2022           3,890
     97,954   Freddie Mac (+)                                        1.17         11/25/2022           6,237
     39,081   GS Mortgage Securities Corp. II, acquired
                  5/18/2012; cost $5,971(h)                          2.73          5/10/2045           4,148
    190,667   GS Mortgage Securities Trust X1, acquired
                  6/27/2013; cost $4,998(c),(h)                      0.21          5/03/2032           4,588
     61,696   UBS Commercial Mortgage Trust, acquired
                  9/26/2012; cost $9,505(c),(h)                      2.46          5/10/2045           6,931

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$    34,614   WF Commercial Mortgage Trust, acquired
                  9/21/2012; cost $4,802(c),(h)                      2.25%        10/15/2045      $    3,498
                                                                                                  ----------
                                                                                                      67,282
                                                                                                  ----------
              Total Financials                                                                       480,907
                                                                                                  ----------
              Total Commercial Mortgage Securities (cost: $459,095)                                  480,907
                                                                                                  ----------

              U.S. GOVERNMENT AGENCY ISSUES (1.7%)(M)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.4%)
     15,370   Fannie Mae (+)                                         2.50          2/01/2028          15,793
      3,210   Fannie Mae (+)                                         5.00          6/01/2033           3,592
        909   Fannie Mae (+)                                         5.50          7/01/2021             972
      3,263   Fannie Mae (+)                                         5.50          9/01/2035           3,720
      1,601   Fannie Mae (+)                                         5.50         10/01/2035           1,833
        450   Fannie Mae (+)                                         5.50          1/01/2036             509
      1,885   Fannie Mae (+)                                         5.50          4/01/2036           2,131
      1,925   Fannie Mae (+)                                         5.50          2/01/2037           2,176
      1,771   Fannie Mae (+)                                         5.50          3/01/2037           2,028
        988   Fannie Mae (+)                                         5.50         11/01/2037           1,118
      2,489   Fannie Mae (+)                                         5.50          5/01/2038           2,815
      1,910   Fannie Mae (+)                                         6.00          5/01/2036           2,187
      1,416   Fannie Mae (+)                                         6.00          6/01/2036           1,631
      2,049   Fannie Mae (+)                                         6.00          8/01/2037           2,353
        431   Fannie Mae (+)                                         6.50          4/01/2031             504
          6   Fannie Mae (+)                                         6.50          7/01/2031               7
        727   Fannie Mae (+)                                         6.50          3/01/2032             839
         21   Fannie Mae (+)                                         7.00         10/01/2022              23
         12   Fannie Mae (+)                                         7.00          3/01/2023              13
         36   Fannie Mae (+)                                         7.00          4/01/2023              36
     16,134   Freddie Mac (+)                                        3.50          5/01/2042          16,918
        616   Freddie Mac (+)                                        5.00          6/01/2020             652
      1,378   Freddie Mac (+)                                        5.00          1/01/2021           1,467
      1,695   Freddie Mac (+)                                        5.50         11/01/2020           1,829
        427   Freddie Mac (+)                                        5.50         12/01/2020             459
      1,260   Freddie Mac (+)                                        5.50         12/01/2035           1,431
      1,095   Freddie Mac (+)                                        5.50          4/01/2036           1,238
      4,856   Government National Mortgage Assn. I                   5.00          8/15/2033           5,549
        107   Government National Mortgage Assn. I                   6.00          8/15/2028             121
        302   Government National Mortgage Assn. I                   6.00          9/15/2028             350
      2,131   Government National Mortgage Assn. I                   6.00          9/15/2028           2,480
        152   Government National Mortgage Assn. I                   6.00          9/15/2028             173
        449   Government National Mortgage Assn. I                   6.00         10/15/2028             522
         39   Government National Mortgage Assn. I                   6.00          1/15/2029              44
        152   Government National Mortgage Assn. I                   6.00          1/15/2029             173
        284   Government National Mortgage Assn. I                   6.00          1/15/2029             326
        375   Government National Mortgage Assn. I                   6.00          1/15/2033             437
         17   Government National Mortgage Assn. I                   6.50          6/15/2023              19
        199   Government National Mortgage Assn. I                   6.50          7/15/2023             229
          9   Government National Mortgage Assn. I                   6.50          7/15/2023              11
         58   Government National Mortgage Assn. I                   6.50          9/15/2023              67
        194   Government National Mortgage Assn. I                   6.50         10/15/2023             224
        195   Government National Mortgage Assn. I                   6.50         10/15/2023             225
         28   Government National Mortgage Assn. I                   6.50         10/15/2023              32
        172   Government National Mortgage Assn. I                   6.50         12/15/2023             199
        343   Government National Mortgage Assn. I                   6.50         12/15/2023             396
         73   Government National Mortgage Assn. I                   6.50          1/15/2024              84
        134   Government National Mortgage Assn. I                   6.50          2/15/2024             155
         73   Government National Mortgage Assn. I                   6.50          4/15/2026              84
        377   Government National Mortgage Assn. I                   6.50          5/15/2028             443

================================================================================
                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$       667   Government National Mortgage Assn. I                   6.50%        10/15/2031      $      775
         29   Government National Mortgage Assn. I                   7.00          5/15/2023              32
         48   Government National Mortgage Assn. I                   7.00          5/15/2023              53
         29   Government National Mortgage Assn. I                   7.00          5/15/2023              30
         58   Government National Mortgage Assn. I                   7.00          5/15/2023              64
        140   Government National Mortgage Assn. I                   7.00          6/15/2023             154
        114   Government National Mortgage Assn. I                   7.00          6/15/2023             124
         18   Government National Mortgage Assn. I                   7.00          8/15/2023              20
         68   Government National Mortgage Assn. I                   7.00          8/15/2023              72
        106   Government National Mortgage Assn. I                   7.00          8/15/2023             116
         35   Government National Mortgage Assn. I                   7.00          8/15/2023              38
         81   Government National Mortgage Assn. I                   7.00          9/15/2023              88
         33   Government National Mortgage Assn. I                   7.00          1/15/2026              37
         13   Government National Mortgage Assn. I                   7.00          3/15/2026              15
         29   Government National Mortgage Assn. I                   7.00          3/15/2026              32
        261   Government National Mortgage Assn. I                   7.00         10/15/2027             311
        400   Government National Mortgage Assn. I                   7.00          6/15/2029             460
        184   Government National Mortgage Assn. I                   7.00          6/15/2029             208
         22   Government National Mortgage Assn. I                   7.00          7/15/2029              22
        304   Government National Mortgage Assn. I                   7.00          8/15/2031             363
        133   Government National Mortgage Assn. I                   7.00          7/15/2032             152
        158   Government National Mortgage Assn. I                   7.50          7/15/2023             176
        129   Government National Mortgage Assn. I                   7.50          6/15/2026             146
        166   Government National Mortgage Assn. I                   7.50          6/15/2026             187
        123   Government National Mortgage Assn. I                   7.50          7/15/2026             138
        188   Government National Mortgage Assn. I                   7.50          5/15/2027             216
        202   Government National Mortgage Assn. I                   7.50          2/15/2028             242
        160   Government National Mortgage Assn. I                   7.50         12/15/2028             183
        134   Government National Mortgage Assn. I                   7.50          8/15/2029             161
        874   Government National Mortgage Assn. II                  5.50          4/20/2033             996
        813   Government National Mortgage Assn. II                  6.00          8/20/2032             940
        604   Government National Mortgage Assn. II                  6.00          9/20/2032             699
        265   Government National Mortgage Assn. II                  6.50          8/20/2031             314
                                                                                                  ----------
                                                                                                      88,181
                                                                                                  ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     10,000   Totem Ocean Trailer Express, Inc., Title XI            6.37          4/15/2028          11,657
      6,268   Washington Aircraft 1 Co. Ltd. (NBGA)                  2.64          9/15/2026           6,429
                                                                                                  ----------
                                                                                                      18,086
                                                                                                  ----------
              Total U.S. Government Agency Issues (cost: $97,265)                                    106,267
                                                                                                  ----------
              U.S. TREASURY SECURITIES (12.0%)

              BONDS (3.8%)
     30,000   3.88%, 8/15/2040                                                                        36,469
     20,000   4.25%, 11/15/2040                                                                       25,745
     40,000   2.75%, 8/15/2042                                                                        40,031
     10,000   2.75%, 11/15/2042                                                                       10,000
      5,000   3.38%, 5/15/2044                                                                         5,638
     40,000   3.00%, 11/15/2044                                                                       42,097
     70,000   2.50%, 2/15/2045                                                                        66,511
                                                                                                  ----------
                                                                                                     226,491
                                                                                                  ----------
              INFLATION-INDEXED NOTES (1.1%)
     56,027   2.38%, 1/15/2025                                                                        68,222
                                                                                                  ----------
              NOTES (7.1%)
     15,000   3.38%, 11/15/2019                                                                       16,318
     85,000   3.63%, 2/15/2020                                                                        93,726
     55,000   3.50%, 5/15/2020                                                                        60,440
     25,000   2.63%, 8/15/2020                                                                        26,402

================================================================================

17  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$    55,000   2.63%, 11/15/2020                                                                   $   58,034
     25,000   2.00%, 2/15/2022                                                                        25,365
     20,000   1.63%, 8/15/2022                                                                        19,725
     20,000   1.63%, 11/15/2022                                                                       19,681
     10,000   2.00%, 2/15/2023                                                                        10,091
      5,000   2.50%, 5/15/2024                                                                         5,206
     10,000   2.25%, 11/15/2024                                                                       10,186
     80,000   2.00%, 2/15/2025                                                                        79,681
                                                                                                  ----------
                                                                                                     424,855
                                                                                                  ----------
              Total U.S. Treasury Securities (cost: $677,964)                                        719,568
                                                                                                  ----------

              MUNICIPAL BONDS (6.7%)

              AIRPORT/PORT (1.1%)
      6,500   Chicago Midway Airport                                 5.00%         1/01/2025           7,496
      8,000   Chicago Midway Airport                                 5.00          1/01/2026           9,154
      5,000   Chicago O'Hare International Airport                   5.00          1/01/2021           5,777
     12,570   Dallas-Fort Worth International Airport Facilities     4.00         11/01/2021          13,770
      2,265   Dallas-Fort Worth International Airport Facilities     4.44         11/01/2021           2,516
      5,000   Port of Oakland                                        4.50          5/01/2030           5,324
     11,700   Port of Oakland                                        4.50          5/01/2032          12,362
      2,385   Port of Seattle                                        3.00          8/01/2015           2,402
      4,350   Port of Seattle                                        4.00          8/01/2016           4,539
                                                                                                  ----------
                                                                                                      63,340
                                                                                                  ----------

              APPROPRIATED DEBT (0.7%)
      5,600   Brevard County School Board                            1.70          7/01/2017           5,629
      3,250   Jacksonville                                           2.00         10/01/2019           3,293
      3,000   Jacksonville                                           2.37         10/01/2020           3,076
      5,000   Kannapolis                                             7.28          3/01/2027           5,514
      2,000   McLennan County Public Facility                        3.90          6/01/2029           2,033
     10,000   Miami-Dade County School Board                         5.38          5/01/2031          11,434
        435   New Jersey EDA                                         5.18         11/01/2015             443
      6,000   Palm Beach County School Board                         5.40          8/01/2025           6,975
        850   Placentia Yorba Linda USD                              5.40          8/01/2021             936
                                                                                                  ----------
                                                                                                      39,333
                                                                                                  ----------

              CASINOS & GAMING (0.0%)
      6,459   Mashantucket (Western) Pequot Tribe (e)                7.35          7/01/2026             575
                                                                                                  ----------
              COMMUNITY SERVICE (0.0%)
      2,750   Art Institute of Chicago                               3.23          3/01/2022           2,832
                                                                                                  ----------

              EDUCATION (0.6%)
      2,000   Austin Texas Community College District Public
                  Auth.                                              6.91          8/01/2035           2,665
      9,520   Indiana State                                          2.13          7/15/2019           9,726
      5,000   New Jersey EDA                                         2.42          6/15/2018           5,062
     10,000   New Jersey EDA                                         5.25          9/01/2022          11,057
      1,625   State Public School Building Auth.                     2.84         12/01/2019           1,673
      1,300   State Public School Building Auth.                     4.08         12/01/2023           1,394
      2,000   Torrance USD                                           5.52          8/01/2021           2,323
                                                                                                  ----------
                                                                                                      33,900
                                                                                                  ----------
              ELECTRIC UTILITIES (0.2%)
      5,000   Appling County Dev. Auth                               2.40          1/01/2038(o)        5,071
      5,000   Burke County Dev. Auth.                                1.25          1/01/2052(o)        5,000
      5,000   Ohio Water Dev. Auth.                                  4.00         12/01/2033(o)        5,292
                                                                                                  ----------
                                                                                                      15,363
                                                                                                  ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITIES (0.8%)
$    10,000   Cleveland Public Power                                 5.50%        11/15/2038      $   10,453
      2,000   Jackson Energy Auth.                                   2.90          4/01/2022           1,994
      2,745   Jackson Energy Auth.                                   3.05          4/01/2023           2,733
      3,915   Jackson Energy Auth.                                   3.20          4/01/2024           3,906
     10,000   Long Island Power Auth.                                5.25          5/01/2022          11,138
      2,500   Long Island Power Auth.                                3.98          9/01/2025           2,604
      2,500   Long Island Power Auth.                                4.13          9/01/2026           2,649
      6,325   Pedernales Electric Cooperative, Inc. (c)              5.95         11/15/2022           7,257
      4,465   Piedmont Municipal Power Agency                        4.34          1/01/2017           4,654
                                                                                                  ----------
                                                                                                      47,388
                                                                                                  ----------
              GENERAL OBLIGATION (1.0%)
      1,250   City and County of Honolulu                            2.51         11/01/2022           1,285
      5,000   City and County of Honolulu                            2.51         11/01/2022           5,017
        900   City and County of Honolulu                            2.81         11/01/2023             905
        730   City and County of Honolulu                            2.91         11/01/2024             733
        680   City and County of Honolulu                            3.06         11/01/2025             686
        775   City and County of Honolulu                            3.16         11/01/2026             786
        625   City and County of Honolulu                            3.26         11/01/2027             638
        690   City and County of Honolulu                            3.36         11/01/2028             706
      1,250   Las Virgenes USD                                       5.54          8/01/2025           1,397
      2,200   Marin County (INS)                                     4.89          8/01/2016           2,298
      4,250   Riverside Community College District                   3.49          8/01/2023           4,481
      3,000   Riverside Community College District                   3.61          8/01/2024           3,144
      1,800   State of Mississippi                                   2.83         12/01/2024           1,827
      2,000   State of Mississippi                                   3.03         12/01/2025           2,027
     10,000   State of Mississippi                                   3.73         10/01/2032           9,989
     10,000   State of Washington                                    5.25          2/01/2036          11,562
      3,845   Town of Hamden                                         4.93          8/15/2030           3,813
     10,000   Town of Stratford                                      5.75          8/15/2030          11,330
                                                                                                  ----------
                                                                                                      62,624
                                                                                                  ----------
              HOSPITAL (0.6%)
      7,000   Baylor Scott & White Holdings                          3.10         11/15/2025           6,920
     15,000   Mercy Healthcare System                                3.38         11/01/2025          14,904
     10,000   Rochester Health Care Facilities                       4.50         11/15/2038(o)       11,637
                                                                                                  ----------
                                                                                                      33,461
                                                                                                  ----------
              MULTI-UTILITIES (0.1%)
      5,000   New York State Energy Research and Dev. Auth.          2.38          7/01/2026(o)        4,983
                                                                                                  ----------
              MUNICIPAL FINANCE (0.2%)
     10,000   Pennsylvania State IDA (c)                             3.56          7/01/2024           9,940
                                                                                                  ----------
              REAL ESTATE TAX/FEE (0.0%)
      2,590   Vista Redevelopment Agency                             4.13          9/01/2030           2,525
                                                                                                  ----------
              SALES TAX (0.1%)
      3,500   Arizona School Facilities Board                        2.38          9/01/2019           3,603
                                                                                                  ----------
              SEMICONDUCTORS (0.0%)
      1,250   Sandoval County                                        2.32          6/01/2019           1,277
      1,000   Sandoval County                                        2.72          6/01/2020           1,046
                                                                                                  ----------
                                                                                                       2,323
                                                                                                  ----------

================================================================================

19  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              SPECIAL ASSESSMENT/TAX/FEE (0.9%)
$     9,000   Colony Local Dev. Corp. (INS)                          4.38%        10/01/2033      $    8,888
      5,000   Maine Municipal Bond Bank                              4.25          6/01/2023           5,346
      5,000   New Jersey Transportation Trust Fund Auth.             1.76         12/15/2018           4,940
      3,320   New Jersey Transportation Trust Fund Auth.             5.50         12/15/2022           3,817
      5,000   New York City Transitional Finance Auth.               5.00          2/01/2035           5,654
      7,000   New York MTA (ETM)                                     1.47          7/01/2018           7,102
     10,000   South Carolina Public Service Auth.                    4.77         12/01/2045          10,288
      5,000   Transportation Trust Fund Auth. (INS)                  5.25         12/15/2022           5,689
                                                                                                  ----------
                                                                                                      51,724
                                                                                                  ----------
              TOLL ROADS (0.1%)
      2,185   New Jersey Turnpike Auth. (INS)                        4.25          1/01/2016           2,229
      3,000   North Texas Tollway Auth.                              5.00          9/01/2031           3,451
                                                                                                  ----------
                                                                                                       5,680
                                                                                                  ----------

              WATER/SEWER UTILITY (0.3%)
      5,000   Houston Utility System                                 5.00         11/15/2033           5,767
     10,825   New York Municipal Water Finance Auth.                 5.25          6/15/2040          12,298
      2,500   Tohopekaliga Water Auth.                               5.25         10/01/2036           2,872
                                                                                                  ----------
                                                                                                      20,937
                                                                                                  ----------
              Total Municipal Bonds (cost: $380,030)                                                 400,531
                                                                                                  ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (3.4%)

              COMMON STOCKS (1.6%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.1%)
     40,000   Kimberly-Clark Corp.                                                                     4,388
                                                                                                  ----------
              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
     41,780   Chevron Corp.                                                                            4,640
     80,000   Royal Dutch Shell plc ADR "A"                                                            5,074
                                                                                                  ----------
                                                                                                       9,714
                                                                                                  ----------
              Total Energy                                                                             9,714
                                                                                                  ----------
              FINANCIALS (0.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    202,000   Prospect Capital Corp.                                                                   1,687
                                                                                                  ----------
              DIVERSIFIED BANKS (0.1%)
     50,000   Bank of Montreal                                                                         3,265
     50,000   Canadian Imperial Bank of Commerce                                                       4,014
                                                                                                  ----------
                                                                                                       7,279
                                                                                                  ----------
              REGIONAL BANKS (0.2%)
    303,836   KeyCorp                                                                                  4,390
    612,414   Regions Financial Corp.                                                                  6,020
                                                                                                  ----------
                                                                                                      10,410
                                                                                                  ----------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              REITs - MORTGAGE (0.3%)
     89,000   American Capital Agency Corp.                                                       $    1,837
    270,000   Annaly Capital Management, Inc.                                                          2,719
    160,000   Hatteras Financial Corp.                                                                 2,890
    544,700   MFA Financial, Inc.                                                                      4,232
    412,400   Two Harbors Investment Corp.                                                             4,330
                                                                                                  ----------
                                                                                                      16,008
                                                                                                  ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    400,000   People's United Financial, Inc.                                                          6,044
                                                                                                  ----------
              Total Financials                                                                        41,428
                                                                                                  ----------

              HEALTH CARE (0.1%)
              ------------------
              HEALTH CARE SUPPLIES (0.0%)
      5,000   Halyard Health, Inc.                                                                       242
                                                                                                  ----------
              PHARMACEUTICALS (0.1%)
    119,300   Merck & Co., Inc.                                                                        7,106
                                                                                                  ----------
              Total Health Care                                                                        7,348
                                                                                                  ----------

              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
    150,000   General Electric Co.                                                                     4,062
                                                                                                  ----------

              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.0%)
     37,000   QUALCOMM, Inc.                                                                           2,516
                                                                                                  ----------
              SEMICONDUCTORS (0.1%)
    125,000   Intel Corp.                                                                              4,069
                                                                                                  ----------
              Total Information Technology                                                             6,585
                                                                                                  ----------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    128,050   AT&T, Inc.                                                                               4,436
     21,000   Verizon Communications, Inc.                                                             1,059
                                                                                                  ----------
                                                                                                       5,495
                                                                                                  ----------
              Total Telecommunication Services                                                         5,495
                                                                                                  ----------

              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    152,000   Southern Co.                                                                             6,734
                                                                                                  ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    325,000   AES Corp.                                                                                4,306
                                                                                                  ----------
              MULTI-UTILITIES (0.1%)
    200,000   CMS Energy Corp.                                                                         6,786
     15,200   Dominion Resources, Inc.                                                                 1,089
                                                                                                  ----------
                                                                                                       7,875
                                                                                                  ----------
              Total Utilities                                                                         18,915
                                                                                                  ----------
              Total Common Stocks (cost: $83,224)                                                     97,935
                                                                                                  ----------

================================================================================

21  | USAA Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                MARKET
$(000)/                                                                                                VALUE
SHARES         SECURITY                                                                                (000)
------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.8%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                        $    5,711
    172,520   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (c)             18,384
                                                                                                  ----------
                                                                                                      24,095
                                                                                                  ----------
              Total Consumer Staples                                                                  24,095
                                                                                                  ----------
              FINANCIALS (1.1%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     80,000   Citigroup Capital XIII, 7.88%                                                            2,077
                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual (c)                                          4,712
                                                                                                  ----------
              REGIONAL BANKS (0.2%)
     10,800   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                 11,047
                                                                                                  ----------
              REITs - INDUSTRIAL (0.3%)
    344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                       22,199
                                                                                                  ----------
              REITs - OFFICE (0.1%)
    200,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                   5,062
                                                                                                  ----------
              REITs - RESIDENTIAL (0.4%)
    142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                  cumulative redeemable, perpetual                                                     8,768
    250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                15,973
                                                                                                  ----------
                                                                                                      24,741
                                                                                                  ----------
              Total Financials                                                                        69,838
                                                                                                  ----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      3,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
                  perpetual (c)                                                                        3,114
                                                                                                  ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    200,000   Entergy Texas, Inc., 5.63%                                                               5,275
     50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual            5,302
                                                                                                  ----------
                                                                                                      10,577
                                                                                                  ----------
              Total Utilities                                                                         10,577
                                                                                                  ----------
              Total Preferred Stocks (cost: $92,579)                                                 107,624
                                                                                                  ----------
              Total Equity Securities (cost: $175,803)                                               205,559
                                                                                                  ----------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.5%)

              COMMERCIAL PAPER (6.2%)

              CONSUMER STAPLES (0.6%)
              -----------------------
              DISTILLERS & VINTNERS (0.1%)
$     4,000   Brown-Forman Corp. (c),(l)                             0.12%        5/20/2015       $    4,000
                                                                                                  ----------
              PACKAGED FOODS & MEAT (0.5%)
     30,000   McCormick & Co., Inc. (c),(l)                          0.18         5/04/2015           29,999
                                                                                                  ----------
              Total Consumer Staples                                                                  33,999
                                                                                                  ----------

              FINANCIALS (2.8%)
              -----------------
              ASSET-BACKED FINANCING (1.8%)
     20,972   Hannover Funding Co., LLC (c),(l)                      0.16         5/22/2015           20,970
     21,000   Hannover Funding Co., LLC (c)                          0.17         5/27/2015           20,997
     12,000   Hannover Funding Co., LLC (c),(l)                      0.17         6/02/2015           11,998
     13,579   Ridgefield Funding Co., LLC (c)                        0.15         5/05/2015           13,579
     14,626   Ridgefield Funding Co., LLC (c)                        0.17         5/06/2015           14,626
     25,303   Ridgefield Funding Co., LLC (c)                        0.17         5/13/2015           25,302
                                                                                                  ----------
                                                                                                     107,472
                                                                                                  ----------
              SPECIALIZED FINANCE (1.0%)
     12,000   Intercontinental Exchange, Inc. (c),(l)                0.18         5/08/2015           11,999
     18,654   Intercontinental Exchange, Inc. (c),(l)                0.18         5/21/2015           18,652
     19,001   Intercontinental Exchange, Inc. (c),(l)                0.18         5/26/2015           18,999
      8,000   Intercontinental Exchange, Inc. (c),(l)                0.18         5/29/2015            7,999
                                                                                                  ----------
                                                                                                      57,649
                                                                                                  ----------
              Total Financials                                                                       165,121
                                                                                                  ----------
              HEALTH CARE (0.3%)
              ------------------
              HEALTH CARE EQUIPMENT (0.3%)
      5,000   Stryker Corp. (c),(l)                                  0.20         5/15/2015            5,000
     15,000   Stryker Corp. (c),(l)                                  0.19         5/20/2015           14,998
                                                                                                  ----------
                                                                                                      19,998
                                                                                                  ----------
              Total Health Care                                                                       19,998
                                                                                                  ----------
              INDUSTRIALS (0.8%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
      4,000   Precision Castparts Corp. (c),(l)                      0.20         5/06/2015            4,000
      9,800   Precision Castparts Corp. (c),(l)                      0.15         5/11/2015            9,800
      5,000   Precision Castparts Corp. (c),(l)                      0.21         5/18/2015            4,999
     12,000   Precision Castparts Corp. (c),(l)                      0.17         5/22/2015           11,999
     15,000   Precision Castparts Corp. (c),(l)                      0.19         6/01/2015           14,997
                                                                                                  ----------
                                                                                                      45,795
                                                                                                  ----------
              Total Industrials                                                                       45,795
                                                                                                  ----------

              MATERIALS (0.5%)
              ----------------
              SPECIALTY CHEMICALS (0.5%)
     10,000   Sherwin Williams Co. (c),(l)                           0.20         5/08/2015           10,000
     23,221   Sherwin Williams Co. (c),(l)                           0.25         5/19/2015           23,218
                                                                                                  ----------
                                                                                                      33,218
                                                                                                  ----------
              Total Materials                                                                         33,218
                                                                                                  ----------

================================================================================

23  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON                              VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              UTILITIES (1.2%)
              ----------------
              ELECTRIC UTILITIES (1.2%)
$    21,899   American Transmission Co. (c),(l)                      0.15%         5/22/2015      $   21,897
     23,378   Southern California Edison Co. (c),(l)                 0.25          5/07/2015          23,377
      7,000   Southern California Edison Co. (c),(l)                 0.30          5/14/2015           6,999
      8,000   Southern California Edison Co. (c),(l)                 0.28          5/15/2015           7,999
      1,000   Southern California Edison Co. (c),(l)                 0.25          5/26/2015           1,000
      8,078   Wisconsin Electric Power Co.                           0.13          5/13/2015           8,078
                                                                                                  ----------
                                                                                                      69,350
                                                                                                  ----------
              Total Utilities                                                                         69,350
                                                                                                  ----------
              Total Commercial Paper                                                                 367,481
                                                                                                  ----------

              VARIABLE-RATE DEMAND NOTES (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS REFINING & MARKETING (0.1%)
      5,000   Port of Port Arthur Navigation District                0.40         12/01/2039           5,000
                                                                                                  ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.2%)

 13,456,242   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (n)                13,457
                                                                                                  ----------
              Total Money Market Instruments (cost: $385,938)                                        385,938
                                                                                                  ----------

              TOTAL INVESTMENTS (COST: $5,696,416)                                                $5,965,665
                                                                                                  ==========

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                               (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                             QUOTED PRICES        OTHER         SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                                 TOTAL
------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $         --      $  2,653,217    $         --    $   2,653,217
  Eurodollar and Yankee Obligations                    --           803,952              --          803,952
  Foreign Government Obligations                       --            30,463              --           30,463
  Asset-Backed Securities                              --           179,263              --          179,263
  Commercial Mortgage Securities                       --           480,907              --          480,907
  U.S. Government Agency Issues                        --           106,267              --          106,267
  U.S. Treasury Securities                        719,568                --              --          719,568
  Municipal Bonds                                      --           400,531              --          400,531
Equity Securities:
  Common Stocks                                    97,935                --              --           97,935
  Preferred Stocks                                     --           107,624              --          107,624
Money Market Instruments:
  Commercial Paper                                     --           367,481              --          367,481
  Variable-Rate Demand Notes                           --             5,000              --            5,000
  Money Market Funds                               13,457                --              --           13,457
------------------------------------------------------------------------------------------------------------
Total                                        $    830,960      $  5,134,705    $         --    $   5,965,665
------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

                                                                                                 COMMERCIAL
                                                                                                   MORTGAGE
                                                                                                 SECURITIES
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                                          $6,695
Purchases                                                                                                 -
Sales                                                                                                     -
Transfers into Level 3                                                                                    -
Transfers out of Level 3                                                                             (6,695)
Net realized gain (loss) on investments                                                                   -
Change in net unrealized appreciation/depreciation of investments                                         -
-----------------------------------------------------------------------------------------------------------
Balance as of April 30, 2015                                                                         $    -
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, commercial mortgage securities with a fair value of $6,695,000 were transferred from Level 3 to Level 2 as a result of these securities being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

26  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

27  | USAA Income Fund

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, bonds, except U.S. Treasury securities, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of April 30, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $40,176,000; of which $29,942,000 were when-issued securities.

D. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $316,500,000 and $47,251,000, respectively, resulting in net unrealized appreciation of $269,249,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,972,784,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.2% of net assets at April 30, 2015.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to

================================================================================

29  | USAA Income Fund

================================================================================

period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
CAD         Canadian dollars
CLO         Collateralized Loan Obligation
EDA         Economic Development Authority
ETM         Escrowed to final maturity
IDA         Industrial Development Authority/Agency
MTA         Metropolitan Transportation Authority
REIT        Real estate investment trust
Title XI    The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD         Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Bershire Hathaway, or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) At April 30, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $39,925,000, which included when-issued securities of $29,648,000.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) At April 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(e) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2015.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at April 30, 2015, was $30,948,000, which represented 0.5% of the Fund's net assets.

(i) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was less than $500, which represented less than 0.1% of the Fund's net assets.

(j) At April 30, 2015, the issuer was in default with respect to interest and/or principal payments.

(k)   In U.S. dollars unless otherwise noted.

================================================================================

31  | USAA Income Fund

================================================================================

(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(m) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

(o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         Notes to Portfolio of Investments |  32

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48490-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.9%)

              CONSUMER DISCRETIONARY (4.7%)
              -----------------------------
              ADVERTISING (0.4%)
   150,600    Omnicom Group, Inc.                                                      $     11,409
                                                                                       ------------
              AUTO PARTS & EQUIPMENT (0.7%)
   378,200    Johnson Controls, Inc.                                                         19,054
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS (0.4%)
   804,000    Ford Motor Co.                                                                 12,703
                                                                                       ------------
              DISTRIBUTORS (0.4%)
   142,800    Genuine Parts Co.                                                              12,831
                                                                                       ------------
              HOME IMPROVEMENT RETAIL (0.6%)
   149,750    Home Depot, Inc.                                                               16,020
                                                                                       ------------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
   448,489    Carnival Corp.                                                                 19,720
                                                                                       ------------
              MOVIES & ENTERTAINMENT (0.7%)
   463,250    Regal Entertainment Group "A"                                                  10,192
   109,765    Time Warner, Inc.                                                               9,265
                                                                                       ------------
                                                                                             19,457
                                                                                       ------------
              RESTAURANTS (0.3%)
    85,640    McDonald's Corp.                                                                8,269
                                                                                       ------------
              SPECIALIZED CONSUMER SERVICES (0.5%)
   491,700    H&R Block, Inc.                                                                14,869
                                                                                       ------------
              Total Consumer Discretionary                                                  134,332
                                                                                       ------------
              CONSUMER STAPLES (11.9%)
              ------------------------
              BREWERS (0.5%)
   206,350    Molson Coors Brewing Co. "B"                                                   15,169
                                                                                       ------------
              DRUG RETAIL (1.5%)
   172,425    CVS Health Corp.                                                               17,120
   328,400    Walgreens Boots Alliance, Inc.                                                 27,234
                                                                                       ------------
                                                                                             44,354
                                                                                       ------------
              FOOD DISTRIBUTORS (0.5%)
   354,400    Sysco Corp.                                                                    13,124
                                                                                       ------------
              HOUSEHOLD PRODUCTS (1.9%)
   112,625    Colgate-Palmolive Co.                                                           7,577
   191,549    Kimberly-Clark Corp.                                                           21,011
   321,200    Procter & Gamble Co.                                                           25,539
                                                                                       ------------
                                                                                             54,127
                                                                                       ------------
              HYPERMARKETS & SUPER CENTERS (0.7%)
   275,250    Wal-Mart Stores, Inc.                                                          21,483
                                                                                       ------------

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1  | USAA Income Stock Fund

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (2.2%)
   286,500    Campbell Soup Co.                                                        $     12,809
    92,300    Hershey Co.                                                                     8,484
   267,300    Kraft Foods Group, Inc.                                                        22,654
   414,400    Unilever N.V.                                                                  18,018
                                                                                       ------------
                                                                                             61,965
                                                                                       ------------
              SOFT DRINKS (1.1%)
   264,700    Coca-Cola Co.                                                                  10,736
   256,850    Coca-Cola Enterprises, Inc.                                                    11,407
    83,569    PepsiCo, Inc.                                                                   7,949
                                                                                       ------------
                                                                                             30,092
                                                                                       ------------
              TOBACCO (3.5%)
   544,200    Altria Group, Inc.                                                             27,237
   276,895    Lorillard, Inc.                                                                19,344
   333,780    Philip Morris International, Inc.                                              27,861
   336,999    Reynolds American, Inc.                                                        24,702
                                                                                       ------------
                                                                                             99,144
                                                                                       ------------
              Total Consumer Staples                                                        339,458
                                                                                       ------------
              ENERGY (9.8%)
              -------------
              INTEGRATED OIL & GAS (5.0%)
   349,800    Chevron Corp.                                                                  38,849
    86,877    Exxon Mobil Corp.                                                               7,590
   596,650    Occidental Petroleum Corp.                                                     47,792
   740,169    Royal Dutch Shell plc ADR "A"                                                  46,949
                                                                                       ------------
                                                                                            141,180
                                                                                       ------------
              OIL & GAS DRILLING (0.4%)
   611,600    Transocean Ltd.                                                                11,510
                                                                                       ------------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   168,480    California Resources Corp.                                                      1,567
   493,402    ConocoPhillips                                                                 33,512
   428,400    Marathon Oil Corp.                                                             13,323
                                                                                       ------------
                                                                                             48,402
                                                                                       ------------
              OIL & GAS STORAGE & TRANSPORTATION (2.7%)
   266,450    Enterprise Products Partners, LP                                                9,126
   561,067    Kinder Morgan, Inc.                                                            24,098
   116,700    Markwest Energy Partners, LP                                                    7,872
   187,620    ONEOK Partners, LP                                                              7,871
   225,550    ONEOK, Inc.                                                                    10,849
   296,050    Spectra Energy Corp.                                                           11,028
   141,060    Targa Resources Partners, LP                                                    6,410
                                                                                       ------------
                                                                                             77,254
                                                                                       ------------
              Total Energy                                                                  278,346
                                                                                       ------------
              FINANCIALS (14.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    36,570    BlackRock, Inc.                                                                13,309
   114,500    State Street Corp.                                                              8,830
                                                                                       ------------
                                                                                             22,139
                                                                                       ------------
              CONSUMER FINANCE (0.6%)
   231,900    Capital One Financial Corp.                                                    18,749
                                                                                       ------------
              DIVERSIFIED BANKS (4.6%)
   114,240    Commonwealth Bank of Australia ADR                                              8,020
   735,500    HSBC Holdings plc ADR                                                          36,503
   787,600    JPMorgan Chase & Co.                                                           49,823

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   673,200    Wells Fargo & Co.                                                        $     37,093
                                                                                       ------------
                                                                                            131,439
                                                                                       ------------
              INSURANCE BROKERS (1.1%)
   392,700    Arthur J. Gallagher & Co.                                                      18,783
   218,570    Marsh & McLennan Companies, Inc.                                               12,275
                                                                                       ------------
                                                                                             31,058
                                                                                       ------------
              LIFE & HEALTH INSURANCE (1.3%)
   714,300    MetLife, Inc.                                                                  36,636
                                                                                       ------------
              MULTI-LINE INSURANCE (0.4%)
   646,700    Allianz SE ADR                                                                 11,123
                                                                                       ------------
              REGIONAL BANKS (3.0%)
   724,100    BB&T Corp.                                                                     27,726
   389,800    Fifth Third Bancorp                                                             7,796
   546,000    KeyCorp                                                                         7,890
    84,450    M&T Bank Corp.                                                                 10,106
   364,700    PNC Financial Services Group, Inc.                                             33,454
                                                                                       ------------
                                                                                             86,972
                                                                                       ------------
              REITs - HEALTH CARE (0.6%)
   233,350    Health Care REIT, Inc.                                                         16,806
                                                                                       ------------
              REITs - SPECIALIZED (0.7%)
   270,795    Corrections Corp. of America                                                    9,963
   295,250    Iron Mountain, Inc.                                                            10,183
                                                                                       ------------
                                                                                             20,146
                                                                                       ------------
              SPECIALIZED FINANCE (0.7%)
   223,780    CME Group, Inc.                                                                20,344
                                                                                       ------------
              THRIFTS & MORTGAGE FINANCE (0.7%)
 1,254,660    People's United Financial, Inc.                                                18,958
                                                                                       ------------
              Total Financials                                                              414,370
                                                                                       ------------
              HEALTH CARE (12.5%)
              -------------------
              BIOTECHNOLOGY (0.3%)
    72,600    Gilead Sciences, Inc.*                                                          7,297
                                                                                       ------------
              HEALTH CARE EQUIPMENT (0.9%)
   364,680    Medtronic plc                                                                  27,150
                                                                                       ------------
              MANAGED HEALTH CARE (0.5%)
   126,236    UnitedHealth Group, Inc.                                                       14,063
                                                                                       ------------
              PHARMACEUTICALS (10.8%)
 1,463,550    AbbVie, Inc.                                                                   94,633
   606,700    Johnson & Johnson                                                              60,185
   878,450    Merck & Co., Inc.                                                              52,320
   353,100    Novartis AG ADR                                                                35,945
 1,649,620    Pfizer, Inc.                                                                   55,972
   154,100    Sanofi ADR                                                                      7,790
                                                                                       ------------
                                                                                            306,845
                                                                                       ------------
              Total Health Care                                                             355,355
                                                                                       ------------
              INDUSTRIALS (15.2%)
              -------------------
              AEROSPACE & DEFENSE (5.0%)
    67,040    Boeing Co.                                                                      9,610
   129,750    General Dynamics Corp.                                                         17,817
   129,750    Honeywell International, Inc.                                                  13,094
   127,140    Lockheed Martin Corp.                                                          23,724
   394,650    Raytheon Co.                                                                   41,044

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3  | USAA Income Stock Fund

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   334,400    United Technologies Corp.                                                $     38,038
                                                                                       ------------
                                                                                            143,327
                                                                                       ------------
              AIR FREIGHT & LOGISTICS (1.0%)
   271,520    United Parcel Service, Inc. "B"                                                27,296
                                                                                       ------------
              COMMERCIAL PRINTING (1.0%)
   276,900    Deluxe Corp.                                                                   17,929
   541,600    R.R. Donnelley & Sons Co.                                                      10,085
                                                                                       ------------
                                                                                             28,014
                                                                                       ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
    83,200    Caterpillar, Inc.                                                               7,228
                                                                                       ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
   820,000    Eaton Corp. plc                                                                56,359
   267,300    Emerson Electric Co.                                                           15,725
                                                                                       ------------
                                                                                             72,084
                                                                                       ------------
              ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
   952,150    Republic Services, Inc.                                                        38,686
   395,340    Waste Management, Inc.                                                         19,581
                                                                                       ------------
                                                                                             58,267
                                                                                       ------------
              INDUSTRIAL CONGLOMERATES (2.9%)
   131,500    3M Co.                                                                         20,566
 2,287,600    General Electric Co.                                                           61,948
                                                                                       ------------
                                                                                             82,514
                                                                                       ------------
              INDUSTRIAL MACHINERY (0.5%)
    59,900    Parker Hannifin Corp.                                                           7,149
    84,000    Stanley Black & Decker, Inc.                                                    8,291
                                                                                       ------------
                                                                                             15,440
                                                                                       ------------
              Total Industrials                                                             434,170
                                                                                       ------------
              INFORMATION TECHNOLOGY (13.6%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (2.2%)
 1,700,100    Cisco Systems, Inc.                                                            49,014
   213,900    QUALCOMM, Inc.                                                                 14,545
                                                                                       ------------
                                                                                             63,559
                                                                                       ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   202,900    Automatic Data Processing, Inc.                                                17,153
   351,800    Paychex, Inc.                                                                  17,024
                                                                                       ------------
                                                                                             34,177
                                                                                       ------------
              SEMICONDUCTOR EQUIPMENT (0.4%)
   197,650    KLA-Tencor Corp.                                                               11,622
                                                                                       ------------
              SEMICONDUCTORS (3.6%)
 1,589,400    Intel Corp.                                                                    51,735
   135,850    Linear Technology Corp.                                                         6,267
   356,150    Microchip Technology, Inc.                                                     16,972
   488,600    Texas Instruments, Inc.                                                        26,487
                                                                                       ------------
                                                                                            101,461
                                                                                       ------------
              SYSTEMS SOFTWARE (2.8%)
 1,338,050    Microsoft Corp.                                                                65,083
   324,800    Oracle Corp.                                                                   14,168
                                                                                       ------------
                                                                                             79,251
                                                                                       ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.4%)
   134,109    Apple, Inc.                                                                    16,783
 1,086,800    Hewlett-Packard Co.                                                            35,832

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                                                   Portfolio of Investments |  4

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   765,630    Seagate Technology plc                                                   $     44,958
                                                                                       ------------
                                                                                             97,573
                                                                                       ------------
              Total Information Technology                                                  387,643
                                                                                       ------------
              MATERIALS (4.2%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
    78,400    LyondellBasell Industries N.V. "A"                                              8,116
                                                                                       ------------
              DIVERSIFIED CHEMICALS (0.9%)
   308,270    Dow Chemical Co.                                                               15,722
   157,600    E.I. du Pont de Nemours & Co.                                                  11,536
                                                                                       ------------
                                                                                             27,258
                                                                                       ------------
              DIVERSIFIED METALS & MINING (1.5%)
   148,030    BHP Billiton Ltd. ADR                                                           7,592
   387,000    Freeport-McMoRan, Inc.                                                          9,006
   592,645    Rio Tinto plc ADR                                                              26,545
                                                                                       ------------
                                                                                             43,143
                                                                                       ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   440,600    Potash Corp. of Saskatchewan, Inc.                                             14,381
                                                                                       ------------
              PAPER PACKAGING (0.7%)
   429,610    Bemis Co., Inc.                                                                19,332
                                                                                       ------------
              SPECIALTY CHEMICALS (0.3%)
   178,500    RPM International, Inc.                                                         8,486
                                                                                       ------------
              Total Materials                                                               120,716
                                                                                       ------------
              TELECOMMUNICATION SERVICES (4.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
   518,097    AT&T, Inc.                                                                     17,947
   550,304    CenturyLink, Inc.                                                              19,789
   709,966    Verizon Communications, Inc.                                                   35,810
                                                                                       ------------
                                                                                             73,546
                                                                                       ------------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   451,100    Rogers Communications, Inc. "B"                                                16,109
   980,850    Vodafone Group plc ADR                                                         34,526
                                                                                       ------------
                                                                                             50,635
                                                                                       ------------
              Total Telecommunication Services                                              124,181
                                                                                       ------------
              UTILITIES (7.2%)
              ----------------
              ELECTRIC UTILITIES (2.9%)
   269,940    Duke Energy Corp.                                                              20,939
   103,600    Entergy Corp.                                                                   7,996
   336,960    Eversource Energy                                                              16,430
   512,870    PPL Corp.                                                                      17,453
   205,500    Southern Co.                                                                    9,104
   244,700    Weststar Energy, Inc.                                                           9,213
                                                                                       ------------
                                                                                             81,135
                                                                                       ------------
              GAS UTILITIES (0.3%)
   165,450    WGL Holdings, Inc.                                                              9,101
                                                                                       ------------
              MULTI-UTILITIES (4.0%)
   337,870    Ameren Corp.                                                                   13,833
   370,000    CenterPoint Energy, Inc.                                                        7,759
   421,450    CMS Energy Corp.                                                               14,300
   181,100    Dominion Resources, Inc.                                                       12,981
    94,800    National Grid plc ADR                                                           6,392
   249,750    NiSource, Inc.                                                                 10,844

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5  | USAA Income Stock Fund

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   153,250    SCANA Corp.                                                              $      8,119
   529,410    TECO Energy, Inc.                                                              10,032
   237,700    Vectren Corp.                                                                  10,262
   397,060    Wisconsin Energy Corp.                                                         19,504
                                                                                       ------------
                                                                                            114,026
                                                                                       ------------
              Total Utilities                                                               204,262
                                                                                       ------------
              Total Common Stocks (cost: $2,312,084)                                      2,792,833
                                                                                       ------------
              MONEY MARKET INSTRUMENTS (2.0%)

              MONEY MARKET FUNDS (2.0%)
              State Street Institutional Liquid Reserves Fund Premier Class,
58,228,422      0.10% (a) (cost: $58,228)                                                    58,228
                                                                                       ------------
              TOTAL INVESTMENTS (COST: $2,370,312)                                     $  2,851,061
                                                                                       ============

($ IN 000s)                                                        VALUATION HIERARCHY
                                                                   -------------------

                                                       (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                                     QUOTED PRICES       OTHER        SIGNIFICANT
                                                       IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                                        MARKETS       OBSERVABLE        INPUTS
                                                    FOR IDENTICAL       INPUTS
ASSETS                                                  ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                     $    2,792,833    $        --     $        --    $    2,792,833
Money Market Instruments:
  Money Market Funds                                        58,228             --              --            58,228
-------------------------------------------------------------------------------------------------------------------
Total                                               $    2,851,061    $        --     $        --    $    2,851,061
-------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

7  | USAA Income Stock Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $537,941,000 and $57,192,000, respectively, resulting in net unrealized appreciation of $480,749,000.

================================================================================

9  | USAA Income Stock Fund

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,853,569,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.5% of net assets at April 30, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

* Non-income-producing security. As of April 30, 2015, 99.7% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

                                         Notes to Portfolio of Investments |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48483-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
April 30, 2015 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)         SECURITY                                       RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (54.9%)

              CONSUMER DISCRETIONARY (1.9%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
$     2,000   Lear Corp.                                    4.75%          1/15/2023         $     2,040
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.1%)
      5,500   CST Brands, Inc.                              5.00           5/01/2023               5,692
                                                                                             -----------
              CABLE & SATELLITE (0.2%)
      1,000   Comcast Corp.                                 6.50           1/15/2017               1,094
      5,000   NBCUniversal Enterprise, Inc. (a)             1.97           4/15/2019               5,031
                                                                                             -----------
                                                                                                   6,125
                                                                                             -----------
              DEPARTMENT STORES (0.2%)
      3,200   Dillard's, Inc.                               7.13           8/01/2018               3,624
        851   Macy's Retail Holdings, Inc.                  5.90          12/01/2016                 915
      2,000   Macy's Retail Holdings, Inc.                  7.45           7/15/2017               2,251
                                                                                             -----------
                                                                                                   6,790
                                                                                             -----------
              GENERAL MERCHANDISE STORES (0.0%)
      1,000   Dollar Tree, Inc. (b)                         4.25           3/09/2022               1,014
                                                                                             -----------
              HOME FURNISHINGS (0.1%)
      4,581   Serta Simmons Holdings, LLC (b)               4.25          10/01/2019               4,616
                                                                                             -----------
              HOMEBUILDING (0.2%)
      2,000   D.R. Horton, Inc.                             5.75           8/15/2023               2,180
      5,000   Lennar Corp.                                  4.50          11/15/2019               5,175
                                                                                             -----------
                                                                                                   7,355
                                                                                             -----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,000   Whirlpool Corp.                               7.75           7/15/2016               1,078
                                                                                             -----------
              RESTAURANTS (0.6%)
     15,035   ARAMARK Services, Inc. (b)                    3.25           9/07/2019              15,133
      4,956   Restaurant Brands International, Inc. (b)     4.50          12/12/2021               5,019
                                                                                             -----------
                                                                                                  20,152
                                                                                             -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      1,000   Service Corp. International                   7.63          10/01/2018               1,160
      2,000   Service Corp. International                   5.38           5/15/2024               2,135
                                                                                             -----------
                                                                                                   3,295
                                                                                             -----------
              SPECIALTY STORES (0.3%)
      4,727   Harbor Freight Tools USA, Inc. (b)            4.75           7/26/2019               4,769
      2,000   PetSmart, Inc. (b)                            5.00           3/11/2022               2,027
      2,000   Sally Holdings, LLC / Sally Capital, Inc.     5.75           6/01/2022               2,135
      2,000   Staples, Inc. (b),(c)                         3.60           4/07/2021               2,010
                                                                                             -----------
                                                                                                  10,941
                                                                                             -----------
              Total Consumer Discretionary                                                        69,098
                                                                                             -----------

================================================================================

1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)         SECURITY                                       RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
$     2,000   Cargill, Inc. (a)                             6.00%         11/27/2017         $     2,227
                                                                                             -----------
              DRUG RETAIL (0.6%)
      9,206   CVS Pass-Through Trust (a)                    5.93           1/10/2034              10,921
     10,000   Walgreens Boots Alliance, Inc.                3.80          11/18/2024              10,271
                                                                                             -----------
                                                                                                  21,192
                                                                                             -----------
              FOOD RETAIL (0.1%)
      4,000   Albertson's Holdings, LLC (b)                 5.00           8/25/2019               4,039
                                                                                             -----------
              PACKAGED FOODS & MEAT (0.9%)
      3,000   H.J. Heinz Co. (a)                            4.88           2/15/2025               3,284
     15,000   Kraft Foods Group, Inc.                       3.50           6/06/2022              15,359
      5,000   The J.M. Smucker Co. (a)                      4.25           3/15/2035               4,983
     10,000   Tyson Foods, Inc.                             3.95           8/15/2024              10,447
                                                                                             -----------
                                                                                                  34,073
                                                                                             -----------
              Total Consumer Staples                                                              61,531
                                                                                             -----------
              ENERGY (9.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
      2,500   Peabody Energy Corp.                          6.00          11/15/2018               1,983
                                                                                             -----------
              OIL & GAS DRILLING (0.9%)
     10,000   Nabors Industries, Inc.                       4.63           9/15/2021               9,951
      5,000   Noble Holding International Ltd.              2.50           3/15/2017               5,000
      1,000   Noble Holding International Ltd.              4.90           8/01/2020               1,008
      3,000   Noble Holding International Ltd.              3.95           3/15/2022               2,746
      5,000   Noble Holding International Ltd.              5.95           4/01/2025               4,969
      2,847   Odebrecht Offshore Drilling Finance Ltd. (a)  6.63          10/01/2023               2,448
      5,000   Transocean, Inc.                              5.05          12/15/2016               5,213
                                                                                             -----------
                                                                                                  31,335
                                                                                             -----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      2,000   Exterran Holdings, Inc.                       7.25          12/01/2018               2,055
      3,079   SEACOR Holdings, Inc.                         7.38          10/01/2019               3,171
      2,000   SESI, LLC                                     7.13          12/15/2021               2,090
      2,000   Weatherford Bermuda                           9.63           3/01/2019               2,328
      3,180   Weatherford International Ltd.                5.13           9/15/2020               3,226
                                                                                             -----------
                                                                                                  12,870
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.9%)
      8,000   Anadarko Petroleum Corp.                      6.38           9/15/2017               8,895
      3,000   Chesapeake Energy Corp.                       6.63           8/15/2020               3,105
      4,000   Denbury Resources, Inc.                       6.38           8/15/2021               3,960
      2,000   Devon Energy Corp.                            6.30           1/15/2019               2,293
      2,000   EQT Corp.                                     6.50           4/01/2018               2,227
      1,000   EQT Corp.                                     8.13           6/01/2019               1,191
      3,000   EQT Corp.                                     4.88          11/15/2021               3,205
      2,000   Hess Corp.                                    8.13           2/15/2019               2,395
      3,000   Linn Energy, LLC                              6.25          11/01/2019               2,550
      2,000   Newfield Exploration Co. (d)                  5.75           1/30/2022               2,130
      5,000   Newfield Exploration Co.                      5.38           1/01/2026               5,225
      2,000   Noble Energy, Inc.                            8.25           3/01/2019               2,399
      5,000   Pioneer Natural Resource                      3.95           7/15/2022               5,188
      1,000   Polar Tankers, Inc. (a)                       5.95           5/10/2037               1,165
        900   QEP Resources, Inc.                           6.80           3/01/2020                 952
      5,000   QEP Resources, Inc.                           6.88           3/01/2021               5,363
      5,000   Samson Investment Co. (b)                     5.00           9/25/2018               2,425
     10,000   Southwestern Energy Co.                       4.10           3/15/2022              10,080

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)         SECURITY                                       RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$     2,000   Southwestern Energy Co.                       4.95%          1/23/2025         $     2,081
                                                                                             -----------
                                                                                                  66,829
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.2%)
      5,000   Marathon Petroleum Corp.                      4.75           9/15/2044               5,023
      2,000   Motiva Enterprises, LLC (a)                   5.75           1/15/2020               2,214
                                                                                             -----------
                                                                                                   7,237
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (5.8%)
     15,000   Boardwalk Pipelines, LP                       4.95          12/15/2024              15,061
     10,000   Buckeye Partners, LP                          4.35          10/15/2024              10,030
        250   Buckeye Partners, LP                          5.13           7/01/2017                 263
     10,000   Buckeye Partners, LP                          2.65          11/15/2018               9,997
      3,000   DCP Midstream Operating, LP                   4.95           4/01/2022               2,992
      4,000   DCP Midstream Operating, LP                   3.88           3/15/2023               3,691
     18,000   DCP Midstream, LLC (a)                        5.85           5/21/2043              13,680
      2,000   El Paso Pipeline Partners Operating, LLC      6.50           4/01/2020               2,314
      7,000   El Paso Pipeline Partners Operating, LLC (d)  5.00          10/01/2021               7,554
      1,000   El Paso, LLC                                  6.50           9/15/2020               1,163
     19,000   Enbridge Energy Partners, LP                  8.05          10/01/2077              19,807
      1,000   Energy Transfer Partners, LP                  9.70           3/15/2019               1,253
     16,000   Energy Transfer Partners, LP                  3.27(e)       11/01/2066              13,980
      1,000   Enterprise Products Operating, LLC            8.38           8/01/2066               1,065
      5,000   Enterprise Products Operating, LLC            7.00           6/01/2067               5,087
      7,550   Enterprise Products Operating, LLC            7.03           1/15/2068               8,201
      5,000   EQT Midstream Partners, LP                    4.00           8/01/2024               4,905
      3,000   Gulfstream Natural Gas System, LLC (a)        6.95           6/01/2016               3,158
      6,000   Kinder Morgan, Inc. (a)                       5.00           2/15/2021               6,481
      7,500   MPLX, LP                                      4.00           2/15/2025               7,559
     12,000   NGPL PipeCo, LLC (a)                          7.12          12/15/2017              12,270
      2,000   NuStar Logistics, LP                          8.15           4/15/2018               2,263
      5,000   NuStar Logistics, LP                          4.80           9/01/2020               5,075
      3,000   NuStar Logistics, LP                          4.75           2/01/2022               2,955
      2,000   ONEOK Partners, LP                            8.63           3/01/2019               2,399
      5,000   ONEOK Partners, LP                            4.90           3/15/2025               5,094
      8,000   ONEOK, Inc.                                   4.25           2/01/2022               7,699
      1,000   Plains All American Pipeline, LP              8.75           5/01/2019               1,242
      1,000   Questar Pipeline Co.                          5.83           2/01/2018               1,104
      2,000   Southern Union Co.                            3.27(e)       11/01/2066               1,548
      1,000   Spectra Energy Capital, LLC                   8.00          10/01/2019               1,209
      4,500   Targa Resources Partners, LP (a)              5.00           1/15/2018               4,691
      3,000   Targa Resources Partners, LP                  6.88           2/01/2021               3,165
      1,000   Tennessee Gas Pipeline Co.                    8.00           2/01/2016               1,049
      2,000   Tennessee Gas Pipeline Co.                    7.00          10/15/2028               2,421
      5,000   Western Gas Partners, LP                      5.38           6/01/2021               5,571
     10,000   Williams Companies, Inc.                      4.55           6/24/2024               9,848
                                                                                             -----------
                                                                                                 207,844
                                                                                             -----------
              Total Energy                                                                       328,098
                                                                                             -----------
              FINANCIALS (24.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
     10,000   Ares Capital Corp.                            4.88          11/30/2018              10,564
     10,000   FS Investment Corp.                           4.00           7/15/2019              10,140
      5,000   Main Street Capital Corp.                     4.50          12/01/2019               5,142
     11,400   Prospect Capital Corp.                        5.00           7/15/2019              11,864
     18,725   State Street Capital Trust IV                 1.27(e)        6/01/2077              16,197
                                                                                             -----------
                                                                                                  53,907
                                                                                             -----------
              CONSUMER FINANCE (0.4%)
      5,000   Ally Financial, Inc.                          4.63           6/26/2015               5,019
      8,000   American Express Co.                          6.80           9/01/2066               8,420
                                                                                             -----------
                                                                                                  13,439
                                                                                             -----------

================================================================================

3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                        RATE         MATURITY                (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (1.6%)
$     1,000   Bank of America Corp.                         8.00%                  -(f)      $     1,074
      1,000   Bank of America Corp.                         8.13                   -(f)            1,085
      2,000   Bank of America Corp.                         5.63          10/14/2016               2,123
      2,000   Bank of America Corp.                         5.75          12/01/2017               2,198
     10,000   Bank of America Corp.                         1.33(e)        3/22/2018              10,132
     10,000   Bank of America Corp.                         4.20           8/26/2024              10,122
      1,000   Comerica Bank                                 5.20           8/22/2017               1,082
      6,035   Compass Bank                                  6.40          10/01/2017               6,626
      2,000   JPMorgan Chase Capital XIII                   1.22(e)        9/30/2034               1,700
     12,000   JPMorgan Chase Capital XXI                    1.20(e)        1/15/2087              10,170
      7,500   USB Realty Corp. (a)                          1.42(e)                -(f)            6,862
      5,000   Wells Fargo & Co.                             3.50           3/08/2022               5,244
                                                                                             -----------
                                                                                                  58,418
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000   Morgan Stanley                                4.88          11/01/2022              10,850
                                                                                             -----------
              LIFE & HEALTH INSURANCE (2.2%)
      3,000   American Equity Investment Life Holding Co.   6.63           7/15/2021               3,225
      2,000   Forethought Financial Group (a)               8.63           4/15/2021               2,338
     13,018   Lincoln National Corp.                        7.00           5/17/2066              12,530
      5,000   MetLife Capital Trust X (a)                   9.25           4/08/2068               7,488
      8,000   MetLife, Inc.                                 6.40          12/15/2066               9,460
      1,000   Ohio National Financial Services, Inc. (a)    6.38           4/30/2020               1,159
      2,000   Ohio National Financial Services, Inc. (a)    6.63           5/01/2031               2,459
      5,000   Primerica, Inc.                               4.75           7/15/2022               5,467
      3,000   Principal Financial Global Fund, LLC          0.79(e)        1/10/2031               2,668
      2,000   Prudential Financial, Inc.                    6.00          12/01/2017               2,226
     10,000   Prudential Financial, Inc.                    5.88           9/15/2042              10,900
     18,471   StanCorp Financial Group, Inc.                6.90           6/01/2067              18,332
                                                                                             -----------
                                                                                                  78,252
                                                                                             -----------
              MULTI-LINE INSURANCE (1.6%)
      2,000   American International Group, Inc.            8.18           5/15/2068               2,780
     10,000   Genworth Holdings, Inc.                       6.15          11/15/2066               6,400
     15,000   Glen Meadow Pass-Through Trust (a)            6.51           2/12/2067              14,100
      2,000   HCC Insurance Holdings, Inc.                  6.30          11/15/2019               2,314
     10,000   Kemper Corp.                                  4.35           2/15/2025              10,132
     20,235   Nationwide Mutual Insurance Co. (a)           2.56(e)       12/15/2024              20,277
                                                                                             -----------
                                                                                                  56,003
                                                                                             -----------
              MULTI-SECTOR HOLDINGS (0.9%)
      5,000   Berkshire Hathaway Finance Corp.              1.30           5/15/2018               5,019
     10,000   BNSF Funding Trust I                          6.61          12/15/2055              11,412
     14,513   Leucadia National Corp.                       8.13           9/15/2015              14,885
                                                                                             -----------
                                                                                                  31,316
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      6,440   GE Capital Trust I                            6.38          11/15/2067               7,052
      5,000   General Electric Capital Corp.                6.25                   -(f)            5,650
      9,000   General Electric Capital Corp.                6.38          11/15/2067               9,855
      5,000   Icahn Enterprises, LP                         3.50           3/15/2017               5,037
                                                                                             -----------
                                                                                                  27,594
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (4.7%)
      2,000   Allied World Assurance Holdings Ltd.          7.50           8/01/2016               2,149
      2,000   Allied World Assurance Holdings Ltd.          5.50          11/15/2020               2,260
     15,000   Allstate Corp.                                5.75           8/15/2053              16,378
     10,000   Allstate Corp.                                6.13           5/15/2067              10,638
      7,500   AmTrust Financial Services, Inc.              6.13           8/15/2023               7,959
      3,000   Assured Guaranty Municipal Holdings, Inc. (a) 6.40          12/15/2066               2,535
      1,535   Assured Guaranty U.S. Holdings, Inc.          7.00           6/01/2034               1,848
      2,425   Assured Guaranty U.S. Holdings, Inc.          6.40          12/15/2066               2,049
     25,000   Chubb Corp.                                   6.38           3/29/2067              26,625

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)         SECURITY                                      RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$     9,760   Ironshore Holdings, Inc. (a)                  8.50%          5/15/2020         $    11,800
      3,000   Liberty Mutual Group, Inc. (a)                7.00           3/07/2067               3,109
      4,000   Markel Corp.                                  3.63           3/30/2023               4,070
      5,000   Navigators Group, Inc.                        5.75          10/15/2023               5,435
     15,000   Oil Insurance Ltd. (a)                        3.26(e)                -(f)           13,050
     10,025   Onebeacon U.S. Holdings, Inc.                 4.60          11/09/2022              10,431
     10,000   ProAssurance Corp.                            5.30          11/15/2023              10,916
     20,010   Progressive Corp.                             6.70           6/15/2067              21,123
      5,000   RLI Corp.                                     4.88           9/15/2023               5,300
      5,000   Sirius International Group (a)                6.38           3/20/2017               5,359
      5,000   Travelers Companies, Inc.                     6.25           3/15/2067               5,377
                                                                                             -----------
                                                                                                 168,411
                                                                                             -----------
              REGIONAL BANKS (3.9%)
     10,000   Associated Banc-Corp.                         4.25           1/15/2025              10,088
     10,000   Banc of California, Inc.                      5.25           4/15/2025               9,877
      1,750   BOKF, N.A.                                    0.95(e)        5/15/2017               1,743
     15,000   Citizens Financial Group, Inc. (a)            4.15           9/28/2022              15,629
      2,000   Cullen/Frost Bankers, Inc.                    0.79(e)        2/15/2017               1,986
     10,000   Cullen/Frost Capital Trust II                 1.81(e)        3/01/2034               8,789
      1,000   First Maryland Capital Trust I                1.28(e)        1/15/2027                 890
     10,000   First Niagara Financial Group, Inc.           7.25          12/15/2021              11,187
      3,000   First Tennessee Bank, N.A.                    5.65           4/01/2016               3,099
      5,000   FirstMerit Bank, N.A.                         4.27          11/25/2026               5,177
     10,000   FirstMerit Corp.                              4.35           2/04/2023              10,523
      2,000   Fulton Capital Trust I                        6.29           2/01/2036               1,995
      5,000   Fulton Financial Corp.                        4.50          11/15/2024               5,114
      5,000   Hilltop Holdings, Inc. (a)                    5.00           4/15/2025               5,125
      2,000   Key Bank, N.A.                                5.45           3/03/2016               2,075
        750   KeyCorp Capital II                            6.88           3/17/2029                 839
     16,000   Manufacturers & Traders Trust Co.             5.63          12/01/2021              16,632
      1,000   Regions Financial Corp.                       5.75           6/15/2015               1,006
      5,000   Suntrust Capital I                            0.93(e)        5/15/2027               4,175
      2,000   TCF National Bank                             5.50           2/01/2016               2,029
      5,000   TCF National Bank                             4.60           2/27/2025               5,011
      5,000   UnionBanCal Corp.                             3.50           6/18/2022               5,190
      5,000   Webster Financial Corp.                       4.38           2/15/2024               5,057
      1,000   Whitney National Bank                         5.88           4/01/2017               1,053
      1,000   Wilmington Trust Corp.                        8.50           4/02/2018               1,171
      3,500   Wintrust Financial Corp.                      5.00           6/13/2024               3,724
      1,000   Zions Bancorp.                                6.00           9/15/2015               1,015
                                                                                             -----------
                                                                                                 140,199
                                                                                             -----------
              REINSURANCE (0.5%)
      5,000   Alleghany Corp.                               5.63           9/15/2020               5,577
      6,259   Alterra USA Holdings Ltd. (a)                 7.20           4/14/2017               6,788
      5,000   Platinum Underwriters Finance, Inc.           7.50           6/01/2017               5,541
                                                                                             -----------
                                                                                                  17,906
                                                                                             -----------
              REITs - DIVERSIFIED (0.3%)
      1,000   Liberty Property, LP                          6.63          10/01/2017               1,110
      4,000   Washington REIT                               5.35           5/01/2015               4,000
      5,000   Washington REIT                               3.95          10/15/2022               5,056
                                                                                             -----------
                                                                                                  10,166
                                                                                             -----------
              REITs - HEALTH CARE (0.9%)
      2,000   HCP, Inc.                                     6.30           9/15/2016               2,136
      2,000   Health Care REIT, Inc.                        4.70           9/15/2017               2,148
      3,000   Health Care REIT, Inc.                        6.13           4/15/2020               3,485
      2,000   Health Care REIT, Inc.                        4.95           1/15/2021               2,224
      5,000   Healthcare Realty Trust                       6.50           1/17/2017               5,458
      2,000   Nationwide Health Properties, Inc.            6.90          10/01/2037               2,590
     10,000   Omega Healthcare Investors, Inc.              4.95           4/01/2024              10,500
      2,000   Senior Housing Properties Trust               6.75          12/15/2021               2,307
                                                                                             -----------
                                                                                                  30,848
                                                                                             -----------

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                         RATE           MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              REITs - HOTEL & RESORT (0.0%)
$     1,000   Host Hotels & Resorts, LP                        5.88%          6/15/2019      $     1,034
                                                                                             -----------
              REITs - INDUSTRIAL (0.2%)
      5,000   ProLogis, LP                                     6.88           3/15/2020            5,939
                                                                                             -----------
              REITs - OFFICE (1.2%)
      7,000   Alexandria Real Estate Equities, Inc.            4.60           4/01/2022            7,498
      2,000   BioMed Realty, LP                                6.13           4/15/2020            2,294
      3,000   BioMed Realty, LP                                4.25           7/15/2022            3,124
      2,000   Boston Properties, LP                            5.88          10/15/2019            2,315
      8,000   Boston Properties, LP                            3.85           2/01/2023            8,420
      1,000   Brandywine Operating Partnership, LP             6.00           4/01/2016            1,043
      6,000   Columbia Property Trust Operating Partnership,
                    LP                                         5.88           4/01/2018            6,583
      1,000   Duke Realty, LP                                  5.50           3/01/2016            1,036
         92   Duke Realty, LP                                  5.95           2/15/2017               99
        932   Duke Realty, LP                                  6.50           1/15/2018            1,044
      1,000   Equity Commonwealth                              5.75          11/01/2015            1,000
      2,000   Equity Commonwealth                              6.25           8/15/2016            2,069
      1,700   Equity Commonwealth                              6.25           6/15/2017            1,816
      1,000   Equity Commonwealth                              6.65           1/15/2018            1,082
      1,500   Mack-Cali Realty, LP                             5.80           1/15/2016            1,541
      1,000   Mack-Cali Realty, LP                             7.75           8/15/2019            1,164
      1,000   Reckson Operating Partnership, LP                6.00           3/31/2016            1,042
                                                                                             -----------
                                                                                                  43,170
                                                                                             -----------
              REITs - RESIDENTIAL (0.5%)
      5,550   AvalonBay Communities, Inc.                      2.85           3/15/2023            5,450
      1,330   Essex Portfolio, LP                              5.50           3/15/2017            1,428
     10,000   UDR, Inc.                                        4.63           1/10/2022           10,877
                                                                                             -----------
                                                                                                  17,755
                                                                                             -----------
              REITs - RETAIL (1.0%)
      5,000   CBL & Associates, LP                             5.25          12/01/2023            5,313
      2,000   DDR Corp.                                        5.50           5/01/2015            2,000
      3,000   Federal Realty Investment Trust                  3.00           8/01/2022            3,009
     10,000   Federal Realty Investment Trust                  2.75           6/01/2023            9,772
      1,000   National Retail Properties, Inc.                 6.88          10/15/2017            1,116
      1,000   Pan Pacific Retail Properties, Inc.              5.25           9/01/2015            1,014
      2,000   Realty Income Corp.                              5.95           9/15/2016            2,132
      2,000   Realty Income Corp.                              5.75           1/15/2021            2,294
      2,100   Realty Income Corp.                              3.25          10/15/2022            2,100
      5,000   Realty Income Corp.                              4.13          10/15/2026            5,245
      2,000   Regency Centers, LP                              5.88           6/15/2017            2,180
                                                                                             -----------
                                                                                                  36,175
                                                                                             -----------
              REITs - SPECIALIZED (1.2%)
      5,000   American Tower Corp.                             3.45           9/15/2021            5,075
      5,000   American Tower Corp. (g)                         5.90          11/01/2021            5,725
     21,204   CC Holdings GS V, LLC / Crown Castle III Corp.   3.85           4/15/2023           21,389
      4,000   Communications Sales & Leasing, Inc. (b)         5.00           9/30/2022            3,998
      6,000   EPR Properties                                   7.75           7/15/2020            7,242
                                                                                             -----------
                                                                                                  43,429
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.4%)
      2,000   Chittenden Corp.                                 0.94(e)        2/14/2017            1,990
     10,000   People's United Financial, Inc.                  3.65          12/06/2022           10,226
                                                                                             -----------
                                                                                                  12,216
                                                                                             -----------
              Total Financials                                                                   857,027
                                                                                             -----------
              HEALTH CARE (1.1%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
      6,945   Hologic, Inc. (b)                                3.25           8/01/2019            6,976
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                         RATE          MATURITY              (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.0%)
$     1,000   Laboratory Corp. of America                      5.63%        12/15/2015       $     1,028
                                                                                             -----------
              PHARMACEUTICALS (0.9%)
     10,000   Actavis Funding SCS                              3.80          3/15/2025            10,128
      1,000   Hospira, Inc.                                    6.05          3/30/2017             1,085
      5,000   Mallinckrodt International Finance S.A.          4.75          4/15/2023             4,800
     15,000   Zoetis, Inc.                                     3.25          2/01/2023            14,918
                                                                                             -----------
                                                                                                  30,931
                                                                                             -----------
              Total Health Care                                                                   38,935
                                                                                             -----------
              INDUSTRIALS (4.9%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
     10,000   L-3 Communications Corp.                         5.20         10/15/2019            11,072
     15,000   Lockheed Martin Corp.                            3.60          3/01/2035            14,758
      5,000   United Technologies Corp.                        3.10          6/01/2022             5,178
                                                                                             -----------
                                                                                                  31,008
                                                                                             -----------
              AIR FREIGHT & LOGISTICS (0.3%)
     10,000   FedEx Corp.                                      3.90          2/01/2035             9,723
                                                                                             -----------
              AIRLINES (1.9%)
        108   America West Airlines, Inc. Pass-Through Trust   6.87          7/02/2018               112
        976   America West Airlines, Inc. Pass-Through Trust
                  (INS)                                        7.93          7/02/2020             1,083
      9,238   America West Airlines, Inc. Pass-Through Trust   4.00          1/15/2027             9,653
      3,574   Continental Airlines, Inc. Pass-Through Trust    9.00          1/08/2018             3,859
        637   Continental Airlines, Inc. Pass-Through Trust    6.55          8/02/2020               696
        724   Continental Airlines, Inc. Pass-Through Trust
                  (INS)                                        6.24          9/15/2021               780
      9,917   Continental Airlines, Inc. Pass-Through Trust    4.15         10/11/2025            10,587
      9,677   Hawaiian Airlines, Inc. Pass-Through Trust       3.90          1/15/2026             9,822
      7,000   United Airlines, Inc. Pass-Through Trust         4.63          3/03/2024             7,210
      4,885   United Airlines, Inc. Pass-Through Trust         4.30          2/15/2027             5,263
      1,319   US Airways Group, Inc. Pass-Through Trust
                  (INS)                                        7.08          9/20/2022             1,451
      3,709   US Airways Group, Inc. Pass-Through Trust        6.25         10/22/2024             4,219
      2,353   US Airways Group, Inc. Pass-Through Trust (d)    7.13          4/22/2025             2,789
      9,709   US Airways Group, Inc. Pass-Through Trust        3.95          5/15/2027            10,146
                                                                                             -----------
                                                                                                  67,670
                                                                                             -----------
              BUILDING PRODUCTS (0.1%)
      1,000   USG Corp.                                        6.30         11/15/2016             1,056
      1,000   USG Corp.                                        9.75          1/15/2018             1,163
                                                                                             -----------
                                                                                                   2,219
                                                                                             -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
      6,500   CNH Industrial Capital, LLC (a)                  3.38          7/15/2019             6,403
      4,975   Terex Corp. (b)                                  3.50          8/13/2021             4,991
                                                                                             -----------
                                                                                                  11,394
                                                                                             -----------
              INDUSTRIAL MACHINERY (0.2%)
      1,500   SPX Corp.                                        6.88          9/01/2017             1,642
      6,000   Stanley Black & Decker, Inc.                     5.75         12/15/2053             6,540
                                                                                             -----------
                                                                                                   8,182
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
      7,000   ILFC E-Capital Trust I (a)                       4.09(e)      12/21/2065             6,615
      2,000   ILFC E-Capital Trust II (a)                      6.25(e)      12/21/2065             1,950
      6,000   International Lease Finance Corp. (a)            7.13          9/01/2018             6,810
                                                                                             -----------
                                                                                                  15,375
                                                                                             -----------
              TRUCKING (0.8%)
      1,000   ERAC USA Finance, LLC (a)                        6.20         11/01/2016             1,071

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)         SECURITY                                      RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$     5,000   ERAC USA Finance, LLC (a)                     3.30%         10/15/2022         $     5,076
     20,000   Penske Truck Leasing Co., LP (a)              4.25           1/17/2023              20,702
      1,975   YRC Worldwide, Inc. (b)                       8.25           2/13/2019               1,962
                                                                                             -----------
                                                                                                  28,811
                                                                                             -----------
              Total Industrials                                                                  174,382
                                                                                             -----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
      5,000   Molex Inc. (a)                                3.90           4/15/2025               5,008
                                                                                             -----------
              MATERIALS (2.6%)
              ----------------
              ALUMINUM (0.3%)
     10,000   Alcoa, Inc.                                   5.40           4/15/2021              10,990
                                                                                             -----------
              CONSTRUCTION MATERIALS (0.3%)
      2,000   CRH America, Inc.                             6.00           9/30/2016               2,129
      3,000   CRH America, Inc.                             5.75           1/15/2021               3,471
      5,000   Martin Marietta Materials, Inc.               4.25           7/02/2024               5,191
                                                                                             -----------
                                                                                                  10,791
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.0%)
      1,000   E.I. du Pont de Nemours & Co.                 6.00           7/15/2018               1,141
                                                                                             -----------
              METAL & GLASS CONTAINERS (0.0%)
      1,000   Ball Corp.                                    5.00           3/15/2022               1,048
                                                                                             -----------
              PAPER PACKAGING (0.3%)
      5,000   Rock Tenn Co.                                 4.45           3/01/2019               5,359
      5,153   Sealed Air Corp. (a)                          6.88           7/15/2033               5,385
                                                                                             -----------
                                                                                                  10,744
                                                                                             -----------
              PAPER PRODUCTS (0.4%)
      3,000   Georgia Pacific, LLC                          7.25           6/01/2028               3,970
      3,000   International Paper Co.                       7.50           8/15/2021               3,762
      5,000   International Paper Co.                       4.75           2/15/2022               5,521
                                                                                             -----------
                                                                                                  13,253
                                                                                             -----------
              SPECIALTY CHEMICALS (0.6%)
     20,000   Rockwood Specialties Group, Inc.              4.63          10/15/2020              20,900
                                                                                             -----------
              STEEL (0.7%)
      2,000   Allegheny Technologies, Inc.                  9.38           6/01/2019               2,390
     10,000   Allegheny Technologies, Inc.                  5.95           1/15/2021              10,475
      2,000   Carpenter Technology Corp. (d)                5.20           7/15/2021               2,168
      8,000   Worthington Industries, Inc.                  4.55           4/15/2026               8,554
                                                                                             -----------
                                                                                                  23,587
                                                                                             -----------
              Total Materials                                                                     92,454
                                                                                             -----------
              MUNICIPAL BONDS (0.2%)
              ----------------------
              EDUCATION (0.1%)
      3,000   Rensselaer Polytechnic Institute              5.60           9/01/2020               3,448
                                                                                             -----------
              HOSPITAL (0.1%)
      3,000   Novant Health, Inc.                           5.35          11/01/2016               3,189
                                                                                             -----------
              MISCELLANEOUS (0.0%)
        563   Keenan Dev. Association of Tennessee, LLC
                 (INS)(a)                                   5.02           7/15/2028                 614
                                                                                             -----------
              Total Municipal Bonds                                                                7,251
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
$    10,000   AT&T, Inc. (c)                                    4.50%        5/15/2035       $     9,824
      2,000   CenturyLink, Inc.                                 6.45         6/15/2021             2,160
      5,000   CenturyLink, Inc.                                 5.80         3/15/2022             5,213
      2,000   CenturyLink, Inc.                                 6.75        12/01/2023             2,171
      3,301   Frontier Communications Corp.                     8.25         4/15/2017             3,664
      3,000   Frontier Communications Corp.                     6.25         9/15/2021             2,985
      6,000   Qwest Corp. (g)                                   6.75        12/01/2021             6,894
      2,000   Windstream Corp.                                  7.88        11/01/2017             2,168
                                                                                             -----------
                                                                                                  35,079
                                                                                             -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      4,943   Grain Spectrum Funding II (a)                     3.29        10/10/2034             4,943
      1,500   SBA Telecommunications, Inc.                      5.75         7/15/2020             1,579
                                                                                             -----------
                                                                                                   6,522
                                                                                             -----------
              Total Telecommunication Services                                                    41,601
                                                                                             -----------
              UTILITIES (7.8%)
              ----------------
              ELECTRIC UTILITIES (3.5%)
      1,000   Baltimore Gas and Electric Co.                    5.90        10/01/2016             1,069
      8,527   Bruce Mansfield Unit 1 & 2 2007 Pass-Through
                  Trust                                         6.85         6/01/2034             9,057
      2,000   Cleveland Electric Illuminating Co.               8.88        11/15/2018             2,455
      2,000   Commonwealth Edison Co.                           5.80         3/15/2018             2,250
      1,000   Duke Energy Indiana, Inc.                         6.05         6/15/2016             1,058
      1,045   Duke Energy Progress, Inc.                        6.13         9/15/2033             1,310
     13,000   Duquesne Light Holdings, Inc. (a)                 6.40         9/15/2020            15,405
      3,500   Duquesne Light Holdings, Inc. (a)                 5.90        12/01/2021             4,111
      2,225   Entergy Texas, Inc.                               3.60         6/01/2015             2,230
        173   FPL Energy National Wind, LLC (a)                 5.61         3/10/2024               175
      3,000   Great Plains Energy, Inc.                         6.88         9/15/2017             3,284
      2,000   Indiana Michigan Power Co.                        7.00         3/15/2019             2,372
      2,680   IPALCO Enterprises, Inc. (a)                      7.25         4/01/2016             2,805
     12,500   IPALCO Enterprises, Inc.                          5.00         5/01/2018            13,375
      2,000   Metropolitan Edison Co.                           7.70         1/15/2019             2,378
      1,000   Nevada Power Co.                                  6.50         5/15/2018             1,148
     14,000   NextEra Energy Capital Holdings, Inc.             6.35        10/01/2066            13,479
      1,000   NextEra Energy Capital Holdings, Inc.             7.30         9/01/2067             1,053
      3,000   NV Energy, Inc.                                   6.25        11/15/2020             3,535
      2,000   Oglethorpe Power Corp.                            6.10         3/15/2019             2,297
      5,000   Oncor Electric Delivery Co., LLC (a)              3.75         4/01/2045             4,846
     20,500   PPL Capital Funding, Inc.                         6.70         3/30/2067            18,978
      3,000   Public Service Co. of New Mexico                  7.95         5/15/2018             3,527
      1,000   Public Service Co. of Oklahoma                    6.15         8/01/2016             1,060
      6,900   Southern California Edison Co.                    6.25                 -(f)          7,804
      4,000   Texas - New Mexico Power Co. (a)                  9.50         4/01/2019             5,024
        279   Tri-State General & Transport Association Pass-
                  Through Trust (a)                             6.04         1/31/2018               291
                                                                                             -----------
                                                                                                 126,376
                                                                                             -----------
              GAS UTILITIES (1.2%)
      2,000   AGL Capital Corp.                                 6.38         7/15/2016             2,124
      2,000   Atmos Energy Corp.                                6.35         6/15/2017             2,211
      1,000   Atmos Energy Corp.                                8.50         3/15/2019             1,231
      2,000   Florida Gas Transmission Co. (a)                  7.90         5/15/2019             2,379
      3,000   Florida Gas Transmission Co. (a)                  5.45         7/15/2020             3,368
      4,000   National Fuel Gas Co.                             4.90        12/01/2021             4,376
     10,000   National Fuel Gas Co.                             3.75         3/01/2023            10,138
      1,000   National Fuel Gas Co.                             7.38         6/13/2025             1,252
     13,110   SourceGas, LLC (a)                                5.90         4/01/2017            13,971
      2,000   Southern Natural Gas Co., LLC (a)                 5.90         4/01/2017             2,146

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE          MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     1,000   Southern Star Central Gas Pipeline, Inc. (a)      6.00%        6/01/2016       $     1,042
                                                                                             -----------
                                                                                                  44,238
                                                                                             -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)

      2,000   DPL, Inc.                                         6.50        10/15/2016             2,105
                                                                                             -----------
              MULTI-UTILITIES (2.7%)
      1,000   Ameren Illinois Co.                               6.13        11/15/2017             1,123
      2,000   Ameren Illinois Co.                               9.75        11/15/2018             2,528
      3,000   Black Hills Corp.                                 5.88         7/15/2020             3,446
      2,000   CMS Energy Corp.                                  6.25         2/01/2020             2,344
      3,000   CMS Energy Corp.                                  5.05         3/15/2022             3,394
      5,000   Consumers Energy Co.                              2.85         5/15/2022             5,099
      6,050   Dominion Resources, Inc.                          7.50         6/30/2066             6,147
     10,000   Dominion Resources, Inc.                          2.57(e)      9/30/2066             9,264
     19,663   Integrys Energy Group, Inc.                       6.11        12/01/2066            19,301
      1,000   Puget Sound Energy, Inc.                          6.75         1/15/2016             1,043
     20,500   Puget Sound Energy, Inc.                          6.97         6/01/2067            20,449
      2,000   Sempra Energy                                     9.80         2/15/2019             2,563
     19,500   Wisconsin Energy Corp.                            6.25         5/15/2067            19,451
                                                                                             -----------
                                                                                                  96,152
                                                                                             -----------
              WATER UTILITIES (0.3%)
     10,000   Aquarion Co., Inc. (a)                            4.00         8/15/2024            10,174
                                                                                             -----------
              Total Utilities                                                                    279,045
                                                                                             -----------
              Total Corporate Obligations (cost: $1,853,928)                                   1,954,430
                                                                                             -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (13.9%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
      5,000   Daimler Finance, N.A., LLC (a)                    2.25         7/31/2019             5,055
                                                                                             -----------
              PUBLISHING (0.1%)
      4,622   Pearson Funding Four plc (a)                      3.75         5/08/2022             4,757
                                                                                             -----------
              Total Consumer Discretionary                                                         9,812
                                                                                             -----------
              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
      8,000   Viterra, Inc. (a)                                 5.95         8/01/2020             8,923
                                                                                             -----------
              BREWERS (0.2%)
      5,000   SABMiller Holdings, Inc. (a)                      3.75         1/15/2022             5,278
                                                                                             -----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A. (a)                            2.95         1/15/2017             5,133
                                                                                             -----------
              FOOD RETAIL (0.0%)
        753   Ahold Lease USA, Inc. Pass-Through Trust          7.82         1/02/2020               835
                                                                                             -----------
              PACKAGED FOODS & MEAT (0.1%)
      4,713   JBS S.A.                                         10.50         8/04/2016             5,161
                                                                                             -----------
              TOBACCO (0.3%)
     10,000   BAT International Finance plc (a)                 3.25         6/07/2022            10,242
                                                                                             -----------
              Total Consumer Staples                                                              35,572
                                                                                             -----------
              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
      1,000   Husky Energy, Inc.                                7.25        12/15/2019             1,190
     10,000   Petrobras Global Finance B.V.                     4.88         3/17/2020             9,660

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------
$     5,000   Petroleos Mexicanos (a)                           4.50%        1/23/2026       $     5,088
                                                                                             -----------
                                                                                                  15,938
                                                                                             -----------
              OIL & GAS DRILLING (0.0%)
      1,593   QGOG Atlantic/Alaskan Rigs Ltd. (a),(d)           5.25         7/30/2019             1,457
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,500   Talisman Energy, Inc.                             7.75         6/01/2019             1,752
      2,000   Woodside Finance Ltd. (a)                         4.60         5/10/2021             2,165
                                                                                             -----------
                                                                                                   3,917
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      5,000   APT Pipelines Ltd. (a)                            4.20         3/23/2025             5,051
      1,275   Nakilat, Inc. (a)                                 6.07        12/31/2033             1,506
      2,000   TransCanada Pipelines Ltd.                        7.13         1/15/2019             2,354
     11,860   TransCanada Pipelines Ltd.                        6.35         5/15/2067            11,475
                                                                                             -----------
                                                                                                  20,386
                                                                                             -----------
              Total Energy                                                                        41,698
                                                                                             -----------
              FINANCIALS (5.2%)
              -----------------
              DIVERSIFIED BANKS (3.3%)
     10,000   Abbey National Treasury Services plc              3.05         8/23/2018            10,424
      2,450   Barclays Bank plc                                 0.63(e)              -(f)          1,531
      3,000   BayernLB Capital Trust l                          6.20                 -(f)          2,734
     20,000   HSBC Bank plc                                     0.69(e)              -(f)         12,354
      7,000   ING Bank N.V. (a)                                 3.75         3/07/2017             7,311
      4,000   ING Groep N.V.                                    5.78                 -(f)          4,080
      5,000   Lloyds Bank plc                                   4.20         3/28/2017             5,284
     10,000   Nordea Bank AB (a)                                4.25         9/21/2022            10,486
     15,000   Rabobank Nederland                                1.70         3/19/2018            15,135
     10,000   Rabobank Nederland                                3.88         2/08/2022            10,714
      5,000   Rabobank Nederland                                3.95        11/09/2022             5,137
      4,000   Royal Bank of Scotland Group plc                  7.64                 -(f)          4,400
     10,000   Royal Bank of Scotland Group plc                  9.50         3/16/2022            11,246
      6,560   Santander Bank, N.A.                              8.75         5/30/2018             7,708
      5,000   Santander UK plc (a)                              5.00        11/07/2023             5,304
      1,000   Standard Chartered Bank (a)                       6.40         9/26/2017             1,100
      1,000   Westpac Capital Trust IV (a)                      5.26                 -(f)          1,034
                                                                                             -----------
                                                                                                 115,982
                                                                                             -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      4,500   Brookfield Asset Management, Inc.                 5.80         4/25/2017             4,871
                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.3%)
     10,000   Great-West Life & Annuity Insurance Capital,
                 LP (a)                                         7.15         5/16/2046            10,337
                                                                                             -----------
              MULTI-LINE INSURANCE (0.5%)
      2,000   AXA S.A. (a)                                      6.46                 -(f)          2,131
     15,000   ZFS Finance USA Trust II (a)                      6.45        12/15/2065            15,653
                                                                                             -----------
                                                                                                  17,784
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     20,056   QBE Capital Funding III Ltd. (a)                  7.25         5/24/2041            22,541
      5,000   XLIT Ltd.                                         6.50                 -(f)          4,413
      5,000   XLIT Ltd.                                         4.45         3/31/2025             5,043
                                                                                             -----------
                                                                                                  31,997
                                                                                             -----------
              REINSURANCE (0.1%)
      5,000   Swiss Re Capital I, LP (a)                        6.85                 -(f)          5,237
                                                                                             -----------
              Total Financials                                                                   186,208
                                                                                             -----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE        MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIALS (2.3%)
              ------------------
              AIRLINES (1.3%)
$    10,000   Air Canada "A" Pass-Through Trust (a)             3.88%        9/15/2024       $    10,037
      5,000   Air Canada "C" Pass-Through Trust (a)             5.00         9/15/2020             5,028
      9,523   Air Canada Pass-Through Trust (a)                 4.13        11/15/2026            10,071
     14,515   British Airways Pass-Through Trust (a)            4.63         6/20/2024            15,676
      3,888   Virgin Australia Trust (a)                        6.00         4/23/2022             4,044
                                                                                             -----------
                                                                                                  44,856
                                                                                             -----------
              AIRPORT SERVICES (0.6%)
     10,000   Heathrow Funding Ltd. (a)                         4.88         7/15/2023            11,175
     10,000   Sydney Airport Finance Co. Proprietary Ltd. (a)   3.90         3/22/2023            10,409
                                                                                             -----------
                                                                                                  21,584
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (0.3%)
      8,000   Hutchison Whampoa International Ltd. (a)          6.00(e)              -(f)          8,171
      2,000   Hutchison Whampoa International Ltd. (a)          4.63         1/13/2022             2,206
      1,000   Siemens Financieringsmat (a)                      6.13         8/17/2026             1,278
                                                                                             -----------
                                                                                                  11,655
                                                                                             -----------
              RAILROADS (0.1%)
      4,261   Asciano Finance Ltd. (a)                          4.63         9/23/2020             4,603
                                                                                             -----------
              Total Industrials                                                                   82,698
                                                                                             -----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000   Tyco Electronics Group S.A.                       3.50         2/03/2022             5,191
                                                                                             -----------
              MATERIALS (3.3%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     10,000   Braskem Finance Ltd.                              6.45         2/03/2024            10,087
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.1%)
      3,000   Incitec Pivot Finance, LLC (a)                    6.00        12/10/2019             3,379
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.9%)
      5,000   Anglo American Capital plc (a)                    2.63         9/27/2017             5,061
      5,000   Anglo American Capital plc (a)                    4.13         4/15/2021             5,134
      3,000   Glencore Canada Corp.                             6.00        10/15/2015             3,065
     10,000   Glencore Funding, LLC (a)                         2.50         1/15/2019            10,011
      3,000   Southern Copper Corp.                             3.88         4/23/2025             2,993
      5,000   Teck Resources Ltd.                               3.75         2/01/2023             4,639
                                                                                             -----------
                                                                                                  30,903
                                                                                             -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     10,000   Potash Corp. of Saskatchewan, Inc.                3.00         4/01/2025             9,897
                                                                                             -----------
              GOLD (0.9%)
      2,000   Barrick Gold Corp.                                6.95         4/01/2019             2,332
     20,000   Goldcorp, Inc.                                    3.70         3/15/2023            19,730
     10,000   Kinross Gold Corp.                                5.95         3/15/2024             9,332
                                                                                             -----------
                                                                                                  31,394
                                                                                             -----------
              PAPER PACKAGING (0.1%)
      3,000   Smurfit Kappa Acquisitions (a)                    4.88         9/15/2018             3,165
                                                                                             -----------
              PRECIOUS METALS & MINERALS (0.3%)
     10,000   Fresnillo plc (a)                                 5.50        11/13/2023            10,797
                                                                                             -----------
              STEEL (0.4%)
      3,000   ArcelorMittal                                     6.13         6/01/2018             3,210
      2,000   ArcelorMittal                                     6.25         3/01/2021             2,099
      4,000   ArcelorMittal                                     7.00         2/25/2022             4,365

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)(O)      SECURITY                                          RATE          MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     2,000   Vale Overseas Ltd.                                4.63%        9/15/2020       $     2,058
      5,000   Vale Overseas Ltd.                                4.38         1/11/2022             4,853
                                                                                             -----------
                                                                                                  16,585
                                                                                             -----------
              Total Materials                                                                    116,207
                                                                                             -----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
      6,000   EDP Finance B.V. (a)                              4.13         1/15/2020             6,208
     10,000   Electricite De France S.A. (a)                    5.25                 -(f)         10,500
                                                                                             -----------
                                                                                                  16,708
                                                                                             -----------
              Total Utilities                                                                     16,708
                                                                                             -----------
              Total Eurodollar and Yankee Obligations
                   (cost: $471,240)                                                              494,094
                                                                                             -----------
              FOREIGN GOVERNMENT OBLIGATIONS (0.7%)

              GOVERNMENT (0.7%)
     10,128   Italy Government International Bond               5.38         6/15/2033            11,985
CAD  15,000   Province of Alberta                               2.55        12/15/2022            12,970
                                                                                             -----------
                                                                                                  24,955
                                                                                             -----------
              Total Foreign Government Obligations
                   (cost: $26,993)                                                                24,955
                                                                                             -----------
              ASSET-BACKED SECURITIES (1.2%)

              FINANCIALS (0.8%)
              -----------------
              ASSET-BACKED FINANCING (0.8%)
        833   Avis Budget Rental Car Funding, LLC (a)           6.74         5/20/2016               836
        846   Centre Point Funding, LLC (a)                     5.43         7/20/2016               849
      1,000   Citibank Credit Card Issuance Trust               5.65         9/20/2019             1,105
      5,000   GE Capital Credit Card Master Note Trust          4.47         3/15/2020             5,292
      2,000   Hertz Vehicle Financing, LLC (a)                  6.44         2/25/2019             2,217
      5,289   SLM Student Loan Trust                            0.64(e)      4/25/2025             5,140
      6,045   SLM Student Loan Trust                            0.66(e)      4/25/2025             5,862
      1,479   SLM Student Loan Trust                            0.48(e)     10/27/2025             1,419
      1,179   SLM Student Loan Trust                            0.83(e)     10/25/2038             1,074
      1,376   Trinity Rail Leasing, LP (INS) (a)                5.27         8/14/2027             1,455
      3,425   Trinity Rail Leasing, LP (a),(h)                  5.90         5/14/2036             3,703
                                                                                             -----------
                                                                                                  28,952
                                                                                             -----------
              Total Financials                                                                    28,952
                                                                                             -----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     15,000   Hawaii Dept. of Business Economic Dev. &
                   Tourism                                      3.24         1/01/2031            15,440
                                                                                             -----------
              Total Asset-Backed Securities (cost: $42,100)                                       44,392
                                                                                             -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      2,768   Structured Asset Mortgage Investments, Inc.
                   (cost: $2,504)                               0.68 (e)     7/19/2035             2,526
                                                                                             -----------

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE        MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (11.9%)

              FINANCIALS (11.9%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (11.4%)
$     1,000   Banc of America Commercial Mortgage, Inc.         5.35%       11/10/2042       $       999
      1,580   Banc of America Commercial Mortgage, Inc.         5.35        11/10/2042             1,578
        818   Banc of America Commercial Mortgage, Inc.         4.95         7/10/2043               818
      4,000   Banc of America Commercial Mortgage, Inc. (a)     5.17         7/10/2043             4,002
        198   Banc of America Commercial Mortgage, Inc.         5.71         5/10/2045               199
      2,000   Banc of America Commercial Mortgage, Inc.         5.76         5/10/2045             2,095
      4,920   Banc of America Commercial Mortgage, Inc.         5.76         5/10/2045             5,119
      5,211   Banc of America Commercial Mortgage, Inc.         5.00         7/10/2045             5,233
      7,523   Banc of America Commercial Mortgage, Inc.         5.18        10/10/2045             7,657
      3,000   Banc of America Commercial Mortgage, Inc.         5.36        10/10/2045             3,043
      4,200   Banc of America Commercial Mortgage, Inc.         5.42        10/10/2045             4,358
      4,787   Banc of America Commercial Mortgage, Inc.         5.16         9/10/2047             4,874
        872   Banc of America Commercial Mortgage, Inc. (a)     5.32         9/10/2047               886
        297   Banc of America Commercial Mortgage, Inc. (a)     5.46         9/10/2047               299
      7,414   Banc of America Commercial Mortgage, Inc. (a)     5.94         9/10/2047             7,462
      5,980   Banc of America Commercial Mortgage, Inc.         6.47         2/10/2051             6,579
      3,000   BCRR Trust (a)                                    5.86         7/17/2040             3,222
      4,212   Bear Stearns Commercial Mortgage Securities,
                     Inc.                                       5.00         2/11/2041             4,228
      4,000   Bear Stearns Commercial Mortgage Securities,
                     Inc.                                       5.21         2/11/2041             4,001
      3,000   Bear Stearns Commercial Mortgage Securities,
                     Inc.                                       4.99         9/11/2042             3,036
      5,172   Bear Stearns Commercial Mortgage Securities,
                     Inc.                                       5.33         2/11/2044             5,486
      7,000   CFCRE Commercial Mortgage Trust (a)               5.75        12/15/2047             8,204
      4,705   Citigroup Commercial Mortgage Securities, Inc.    5.96         3/15/2049             4,915
      5,000   Citigroup Commercial Mortgage Trust               6.35        12/10/2049             5,462
      5,000   Citigroup/Deutsche Bank Commercial Mortgage
                     Trust                                      5.40         7/15/2044             5,060
      1,873   Citigroup/Deutsche Bank Commercial Mortgage
                     Trust                                      5.40         7/15/2044             1,881
      5,000   Citigroup/Deutsche Bank Commercial Mortgage
                     Trust                                      5.53         1/15/2046             5,150
      3,000   Commercial Mortgage Loan Trust (a)                5.54        12/11/2049             3,157
      2,087   Commercial Mortgage Trust                         5.12         6/10/2044             2,093
      5,000   Commercial Mortgage Trust                         5.38        12/10/2046             5,116
      5,000   Commercial Mortgage Trust (a)                     5.54        12/11/2049             5,186
      4,956   Credit Suisse Commercial Mortgage Trust           5.65         2/15/2039             5,097
      3,000   Credit Suisse Commercial Mortgage Trust           5.65         2/15/2039             3,089
      4,066   Credit Suisse Commercial Mortgage Trust           5.38         2/15/2040             4,274
      3,511   Credit Suisse First Boston Mortgage Securities
                     Corp.                                      4.73         7/15/2037             3,509
      4,555   Credit Suisse First Boston Mortgage Securities
                     Corp.                                      5.10         8/15/2038             4,583
      1,950   DB-UBS Mortgage Trust (a)                         5.58         8/10/2044             2,244
      5,000   GE Capital Commercial Mortgage Corp.              5.27         3/10/2044             5,051
      5,000   GE Capital Commercial Mortgage Corp.              5.07         7/10/2045             5,037
      5,000   GE Capital Commercial Mortgage Corp.              5.49        11/10/2045             5,019
      2,745   GE Capital Commercial Mortgage Corp.              5.49        11/10/2045             2,798
        247   GE Capital Commercial Mortgage Corp.              5.49        11/10/2045               247
        732   GMAC Commercial Mortgage Securities, Inc.         4.75         5/10/2043               732
      2,829   GMAC Commercial Mortgage Securities, Inc.         4.81         5/10/2043             2,807
      5,000   Greenwich Capital Commercial Funding Corp.        6.01         7/10/2038             5,223
      2,000   Greenwich Capital Commercial Funding Corp.        5.44         3/10/2039             2,107
      4,225   GS Mortgage Securities Corp. II                   5.71         4/10/2038             4,319
      1,898   GS Mortgage Securities Corp. II                   4.78         7/10/2039             1,898
      3,000   GS Mortgage Securities Corp. II (a)               4.95         1/10/2045             3,417

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------
$     7,195   GS Mortgage Securities Trust                      5.62%        4/10/2038       $     7,382
      4,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           4.99         9/12/2037             4,027
      5,540   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           4.84         7/15/2042             5,554
      3,200   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.00        10/15/2042             3,221
      8,800   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.04        10/15/2042             8,864
      1,429   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.46         1/12/2043             1,452
         44   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.49         4/15/2043                44
        259   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.79         6/12/2043               261
      4,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (a)                       5.69        11/15/2043             4,500
      1,141   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.42        12/12/2043             1,162
      5,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.46        12/12/2043             5,160
      1,992   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.41        12/15/2044             2,009
      3,650   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.53        12/15/2044             3,738
        312   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           6.06         4/15/2045               314
      5,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           6.06         4/15/2045             5,020
      3,465   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           6.06         4/15/2045             3,629
     10,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           3.51         5/15/2045            10,669
        152   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.37         5/15/2045               153
      4,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           5.48         5/15/2045             4,176
      5,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (a)                       5.50         8/15/2046             5,845
      2,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                           6.21         2/15/2051             2,177
      5,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Trust                           5.37         5/15/2047             5,190
      3,000   LB-UBS Commercial Mortgage Trust                  5.22         2/15/2031             3,074
      2,000   LB-UBS Commercial Mortgage Trust                  5.35        11/15/2038             2,106
      7,750   LB-UBS Commercial Mortgage Trust                  5.38        11/15/2038             8,164
      6,000   LB-UBS Commercial Mortgage Trust                  5.41         9/15/2039             6,325
      5,000   LB-UBS Commercial Mortgage Trust                  5.28         2/15/2041             5,053
      2,000   Merrill Lynch Mortgage Trust                      5.45        11/12/2037             2,029
      5,000   Merrill Lynch Mortgage Trust                      5.14         7/12/2038             5,019
      2,000   Merrill Lynch Mortgage Trust                      5.48         7/12/2038             2,020
      3,000   Merrill Lynch Mortgage Trust                      5.87         5/12/2039             3,043
      2,000   Merrill Lynch Mortgage Trust                      5.60         1/12/2044             2,029
      5,000   Merrill Lynch Mortgage Trust                      6.03         6/12/2050             5,232
      2,000   Merrill Lynch Mortgage Trust (a)                  6.48         2/12/2051             2,176
      2,000   Merrill Lynch Mortgage Trust                      6.48         2/12/2051             2,192
      2,000   Merrill Lynch-Countrywide Commercial
                     Mortgage Trust                             5.87         6/12/2046             2,072
      2,681   Merrill Lynch-Countrywide Commercial
                     Mortgage Trust                             5.38         8/12/2048             2,828
      5,000   Morgan Stanley Capital I, Inc.                    5.37        12/15/2043             5,288
      6,000   Morgan Stanley Capital I, Inc.                    5.79         7/12/2044             6,277
      1,283   Morgan Stanley Capital I, Inc.                    4.89         6/12/2047             1,284
      3,000   Morgan Stanley Capital I, Inc.                    4.77         7/15/2056             3,001
      5,000   Royal Bank of Scotland Trust (a)                  6.10         6/16/2049             5,410

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------
$     3,000   Timberstar Trust (a)                              5.75%       10/15/2036       $     3,150
     10,000   UBS Commercial Mortgage Trust                     3.40         5/10/2045            10,560
      4,756   UBS-Citigroup Commercial Mortgage Trust (a)       5.15         1/10/2045             5,460
      4,860   Wachovia Bank Commercial Mortgage Trust           5.18         7/15/2042             4,881
      5,000   Wachovia Bank Commercial Mortgage Trust           5.90         5/15/2043             5,165
      5,592   Wachovia Bank Commercial Mortgage Trust           5.61         3/15/2045             5,791
        439   Wachovia Bank Commercial Mortgage Trust           5.94         6/15/2045               442
      5,000   Wachovia Bank Commercial Mortgage Trust           5.80         7/15/2045             5,249
        872   Wachovia Bank Commercial Mortgage Trust           5.57        10/15/2048               915
      3,000   Wachovia Bank Commercial Mortgage Trust           5.60        10/15/2048             3,167
      5,000   Wachovia Bank Commercial Mortgage Trust           5.34        11/15/2048             5,292
      5,000   Wachovia Bank Commercial Mortgage Trust           5.90         6/15/2049             5,342
      3,000   Wells Fargo Commercial Mortgage Trust (a)         5.28        11/15/2043             3,388
      6,000   WF-RBS Commercial Mortgage Trust (a)              5.17         2/15/2044             6,765
                                                                                             -----------
                                                                                                 407,585
                                                                                             -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)

     34,408   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp., acquired 9/28/2012;
                  cost $4,697(i)                                2.27        10/15/2045             3,345

     37,085   Morgan Stanley-BAML Trust, acquired
                  10/05/2012; cost $4,818 (a),(i)               2.28        11/15/2045             3,311
     31,379   UBS Commercial Mortgage Trust, acquired
                  5/01/2012; cost $4,750 (a),(i)                2.46         5/10/2045             3,525
     77,194   WF-RBS Commercial Mortgage Trust, acquired
                  12/04/2012; cost $9,631 (a),(i)               1.93        12/15/2045             7,292
                                                                                             -----------
                                                                                                  17,473
                                                                                             -----------
              Total Financials                                                                   425,058
                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $408,653)                              425,058
                                                                                             -----------
              U.S. GOVERNMENT AGENCY ISSUES (1.3%)(j)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)

      8,500   Freddie Mac (+)                                   2.22        12/25/2018             8,731
                                                                                             -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)

    198,427   Fannie Mae (+)                                    0.67         4/25/2022             7,028
     71,658   Freddie Mac (+)                                   1.02        10/25/2022             3,890
     73,269   Freddie Mac (+)                                   1.43         8/25/2022             5,592
     23,551   Freddie Mac (+)                                   1.87         3/25/2022             2,259
     43,291   Freddie Mac (+)                                   1.58        12/25/2021             3,285
                                                                                             -----------
                                                                                                  22,054
                                                                                             -----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.4%)
     13,050   Fannie Mae (+)                                    2.50         7/01/2027            13,416
        393   Freddie Mac (+) (k)                               5.00         9/01/2020               417
        183   Freddie Mac (+)                                   5.50         4/01/2036               206
                                                                                             -----------
                                                                                                  14,039
                                                                                             -----------
              Total U.S. Government Agency Issues (cost: $43,341)                                 44,824
                                                                                             -----------
              U.S. TREASURY SECURITIES (7.9%)

              BONDS (4.0%)

     20,000   3.00%, 5/15/2042                                                                    21,005
     20,000   2.75%, 8/15/2042                                                                    20,016
      5,000   2.75%, 11/15/2042                                                                    5,000
      5,000   3.13%, 8/15/2044                                                                     5,385
     40,000   3.00%, 11/15/2044                                                                   42,097

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE        MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$    50,000   2.50%, 2/15/2045                                                               $    47,508
                                                                                             -----------
                                                                                                 141,011
                                                                                             -----------
              NOTES (3.9%)
     10,000   2.13%, 8/15/2021                                                                    10,235
     15,000   2.00%, 2/15/2022                                                                    15,219
     10,000   2.00%, 2/15/2023                                                                    10,091
      5,000   1.75%, 5/15/2023                                                                     4,936
     10,000   2.38%, 8/15/2024                                                                    10,301
     20,000   2.25%, 11/15/2024                                                                   20,372
     70,000   2.00%, 2/15/2025                                                                    69,721
                                                                                             -----------
                                                                                                 140,875
                                                                                             -----------
              Total U.S. Treasury Securities (cost: $285,991)                                    281,886
                                                                                             -----------
              MUNICIPAL BONDS (3.6%)

              AIRPORT/PORT (0.3%)

      4,975   Chicago Midway Airport                            5.00%        1/01/2024             5,787
      2,470   Chicago Midway Airport                            5.00         1/01/2025             2,849
        640   Riverside (INS)                                   5.19         8/01/2017               660
                                                                                             -----------
                                                                                                   9,296
                                                                                             -----------
              APPROPRIATED DEBT (0.5%)

      3,000   Baltimore City Board of School Commissioners      5.69        12/15/2025             3,627
        920   Escondido Joint Powers Financing Auth. (INS)      5.53         9/01/2018               980
      3,000   Kannapolis                                        7.28         3/01/2027             3,309
      1,500   Kentucky State Property and Buildings
                  Commission                                    4.08        11/01/2015             1,525
      5,000   Miami-Dade County School Board                    5.38         5/01/2031             5,717
      4,000   Palm Beach County School Board                    5.40         8/01/2025             4,650
                                                                                             -----------
                                                                                                  19,808
                                                                                             -----------
              CASINOS & GAMING (0.0%)

      1,292   Mashantucket (Western) Pequot Tribe (l)           7.35         7/01/2026               115
                                                                                             -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)

       510    American Eagle Northwest, LLC (a)                 4.97        12/15/2018               535
                                                                                             -----------
              EDUCATION (0.7%)

      3,430   Austin CCD                                        6.76         8/01/2030             4,339
        710   California State Univ. (INS)                      5.27        11/01/2017               752
      1,000   Colorado State Board of Governors Univ.
                  Enterprise System                             4.90         3/01/2021             1,108
      3,000   Los Alamitos USD No. 1                            6.19         2/01/2026             3,660
      3,000   Miami Univ.                                       6.67         9/01/2028             3,703
     10,000   New Jersey EDA                                    5.25         9/01/2026            10,898
                                                                                             -----------
                                                                                                  24,460
                                                                                             -----------
              ELECTRIC/GAS UTILITIES (0.1%)

      1,790   Piedmont Municipal Power Agency                   4.34         1/01/2017             1,866
                                                                                             -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)

      8,500   Mission EDC                                       3.75        12/01/2018(m)          8,526
                                                                                             -----------
              GENERAL OBLIGATION (0.7%)

      1,250   Las Virgenes USD                                  5.54         8/01/2025             1,397
      3,000   Long Beach USD                                    5.91         8/01/2025             3,619

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                          RATE        MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$     5,000   New York City                                     6.27%       12/01/2037       $     6,635
      5,000   State of Washington                               5.25         2/01/2036             5,781
      4,045   Will County, Illinois                             3.83        11/15/2016             4,202
      1,520   Will County, Illinois                             4.08        11/15/2017             1,610
      1,405   Will County, Illinois                             4.28        11/15/2018             1,514
                                                                                             -----------
                                                                                                  24,758
                                                                                             -----------
              MULTIFAMILY HOUSING (0.1%)

      5,000   New York State Mortgage Agency                    4.20        10/01/2027             5,253
                                                                                             -----------
              SALES TAX (0.1%)

      3,300   Miami-Dade County Transit System                  4.59         7/01/2021             3,560
                                                                                             -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)

      2,000   Florida State Department of Environmental
                  Protection                                    5.76         7/01/2020             2,300
      5,000   Harris County                                     4.45        11/15/2031             5,053
      1,745   Metropolitan Nashville Airport Auth. (INS)        5.14         7/01/2018             1,946
      3,000   MTA                                               5.20        11/15/2018             3,359
      5,000   MTA                                               6.73        11/15/2030             6,526
      3,000   New Jersey Transportation Trust Fund Auth.        5.75        12/15/2028             3,356
      2,500   New York City Transitional Finance Auth.          5.00         2/01/2035             2,827
                                                                                             -----------
                                                                                                  25,367
                                                                                             -----------
              WATER UTILITIES (0.1%)

      3,000   Connecticut Dev. Auth.                            5.50         4/01/2021             3,441
                                                                                             -----------
              WATER/SEWER UTILITY (0.1%)

      2,500   Tohopekaliga Water Auth.                          5.25        10/01/2036             2,872
                                                                                             -----------
              Total Municipal Bonds (cost: $116,107)                                             129,857
                                                                                             -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (2.5%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                                  10,733
    150,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (a)         15,984
                                                                                             -----------
                                                                                                  26,717
                                                                                             -----------
              Total Consumer Staples                                                              26,717
                                                                                             -----------
              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual (a)                                        2,619
                                                                                             -----------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
     50,000   HSBC Holdings plc, 6.20%, perpetual                                                  1,269
     36,000   ING Groep N.V., 7.20%, perpetual                                                       925
     26,500   ING Groep N.V., 7.38%, perpetual                                                       678
      5,000   US Bancorp, 3.50%, perpetual                                                         4,163
                                                                                             -----------
                                                                                                   7,035
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                                                                 VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.3%)
    369,987   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                          $     9,227
                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    175,000   Citigroup Capital XIII, 7.88%                                                             4,543
                                                                                                  -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual (a)                                           2,827
                                                                                                  -----------
              REGIONAL BANKS (0.0%)
      2,000   CoBank ACB, 1.46%, perpetual (a)                                                          1,404
                                                                                                  -----------
              REINSURANCE (0.0%)
      2,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
              1/23/2007 - 3/02/2007; cost $2,058* (h),(i)                                                 500
                                                                                                  -----------
              REITs - OFFICE (0.1%)
    160,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                    4,050
                                                                                                  -----------
              REITs - RESIDENTIAL (0.2%)
    100,000   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
              cumulative redeemable, perpetual                                                          6,153
                                                                                                  -----------
              Total Financials                                                                         35,739
                                                                                                  -----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      4,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
              perpetual (a)                                                                             4,153
                                                                                                  -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    200,000   Qwest Corp., 7.38%                                                                        5,244
                                                                                                  -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000   Centaur Funding Corp., 9.08% (a)                                                          2,505
                                                                                                  -----------
              Total Telecommunication Services                                                          7,749
                                                                                                  -----------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
    109,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual            11,558
                                                                                                  -----------
              Total Preferred Stocks (cost: $85,102)                                                   88,535
                                                                                                  -----------

                                                             COUPON
                                                               RATE             MATURITY
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.6%)

              COMMERCIAL PAPER (1.3%)

              ENERGY (0.5%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
$    15,800   Encana Corp. (a),(n)                              0.60%           5/21/2015              15,795
      3,237   Talisman Energy, Inc. (a),(n)                     0.65            5/04/2015               3,237
                                                                                                  -----------
                                                                                                       19,032
                                                                                                  -----------
              Total Energy                                                                             19,032
                                                                                                  -----------

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                        COUPON                               VALUE
(000)         SECURITY                                         RATE          MATURITY              (000)
--------------------------------------------------------------------------------------------------------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
$    15,045   Eversource Energy (a),(n)                         0.37 %       5/11/2015       $    15,043
      2,315   PPL Electric Utilities Corp. (a),(n)              0.41         5/06/2015             2,315
                                                                                             -----------
                                                                                                  17,358
                                                                                             -----------
              GAS UTILITIES (0.3%)
     10,250   Laclede Gas Co. (a),(n)                           0.38         5/01/2015            10,250
                                                                                             -----------
              Total Utilities                                                                     27,608
                                                                                             -----------
              Total Commercial Paper                                                              46,640
                                                                                             -----------
              VARIABLE-RATE DEMAND NOTES (0.2%)

              INDUSTRIALS (0.2%)
              ------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     10,000   Pennsylvania Economic Dev. Financing Auth.        0.37         8/01/2045            10,000
                                                                                             -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
  1,990,000   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (p)             1,990
                                                                                             -----------
              Total Money Market Instruments (cost: $58,630)                                      58,630
                                                                                             -----------
              TOTAL INVESTMENTS (COST: $3,394,589)                                           $ 3,549,187
                                                                                             ===========

                                                                                            UNREALIZED
NUMBER OF                                                                    CONTRACT     APPRECIATION/
CONTRACTS                                                       EXPIRATION     VALUE      (DEPRECIATION)
LONG/(SHORT)                                                       DATE        (000)          (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (0.4%)
         36   10YR U.S. Treasury Note Futures                    6/19/2015  $     4,621  $          (38)
         42   5YR U.S. Treasury Note Futures                     6/30/2015        5,046             (19)
         30   U.S. Long Bond Futures                             6/19/2015        4,788            (121)
                                                                            -----------  --------------

              TOTAL FUTURES                                                 $    14,455  $         (178)
                                                                            ===========  ==============

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                               (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                             QUOTED PRICES         OTHER           SIGNIFICANT
                                               IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                MARKETS         OBSERVABLE           INPUTS
                                             FOR IDENTICAL        INPUTS
ASSETS                                          ASSETS                                                       TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                     $            --    $   1,954,430    $             --    $    1,954,430
  Eurodollar and Yankee Obligations                      --          494,094                  --           494,094
  Foreign Government Obligations                         --           24,955                  --            24,955
  Asset-Backed Securities                                --           40,689               3,703            44,392
  Collateralized Mortgage Obligations                    --            2,526                  --             2,526
  Commercial Mortgage Securities                         --          425,058                  --           425,058
  U.S. Government Agency Issues                          --           44,824                  --            44,824
  U.S. Treasury Securities                          281,886               --                  --           281,886
  Municipal Bonds                                        --          129,857                  --           129,857
Equity Securities:
  Preferred Stocks                                    6,513           81,522                 500            88,535
Money Market Instruments:
  Commercial Paper                                       --           46,640                  --            46,640
  Variable-Rate Demand Notes                             --           10,000                  --            10,000
  Money Market Funds                                  1,990               --                  --             1,990
------------------------------------------------------------------------------------------------------------------
Total                                       $       290,389    $   3,254,595    $          4,203    $    3,549,187
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                                                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Futures (1)                                 $          (178)   $          --    $             --    $         (178)
------------------------------------------------------------------------------------------------------------------
(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

                                                         ASSET-BACKED SECURITIES        PREFERRED STOCKS
----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                               $3,974                    $500
Purchases                                                                      -                       -
Sales                                                                       (219)                      -
Transfers into Level 3                                                         -                       -
Transfers out of Level 3                                                       -                       -
Net realized gain (loss) on investments                                        6                       -
Change in net unrealized appreciation/depreciation
  of investments                                                             (58)                      -
----------------------------------------------------------------------------------------------------------
Balance as of April 30, 2015                                              $3,703                    $500
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2. Additionally, certain bonds, valued based on methods discussed in Note A5, and commercial paper and variable-rate demand notes, are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving

================================================================================

25  | USAA Intermediate-Term Bond Fund

================================================================================

unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $181,044,000 and $26,446,000, respectively, resulting in net unrealized appreciation of $154,598,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,562,507,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.1% of net assets at April 30, 2015.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CAD     Canadian dollars
CCD     Community College District
EDA     Economic Development Authority
EDC     Economic Development Corp.
MTA     Metropolitan Transportation Authority
REIT    Real estate investment trust
USD     Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

27  | USAA Intermediate-Term Bond Fund

================================================================================

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At April 30, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $11,834,000, which included when-issued securities of $9,824,000.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2015.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2015.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At April 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,203,000, which represented 0.1% of the Fund's net assets.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2015, was $17,973,000, which represented 0.5% of the Fund's net assets.
(j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

(k) Securities with a value of $417,000 are segregated as collateral for initial margin requirements on open futures contracts.
(l) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(o)   In U.S. dollars unless otherwise noted.
(p) Rate represents the money market fund annualized seven-day yield at April 30, 2015.
*     Non-income-producing security.

================================================================================

29  | USAA Intermediate-Term Bond Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48485-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (25.3%)

              DIVERSIFIED BANKS (18.2%)
$    45,530   Bank of America Corp.                             3.70%          9/01/2015     $    45,974
     66,011   Bank of America Corp.                             1.50          10/09/2015          66,203
     30,467   Bank of America Corp.                             1.25           1/11/2016          30,544
     25,000   Bank of Nova Scotia                               0.36          11/06/2015          25,000
     25,000   Bank of Nova Scotia                               0.40          12/23/2015          25,000
     25,000   BNP Paribas S.A.                                  0.28           8/10/2015          25,000
     25,000   BNP Paribas S.A.                                  0.32           9/21/2015          25,000
     25,000   Canadian Imperial Bank of Commerce                0.35          11/17/2015          25,000
     25,000   Canadian Imperial Bank of Commerce                0.33          12/07/2015          25,000
     25,000   DnB NOR Bank ASA                                  0.25           7/15/2015          25,000
     25,000   DnB NOR Bank ASA                                  0.32           9/23/2015          25,000
     43,667   JPMorgan Chase & Co.                              1.10          10/15/2015          43,755
     47,716   JPMorgan Chase & Co.                              3.45           3/01/2016          48,764
     25,000   Landesbank Hessen Thuringen                       0.31           8/17/2015          25,000
     25,000   Lloyds TSB Bank plc                               0.25           5/18/2015          25,000
     25,000   Lloyds TSB Bank plc                               0.26           6/15/2015          25,000
     25,000   Lloyds TSB Bank plc                               0.29           7/09/2015          25,000
     25,000   Mizuho Bank Ltd.                                  0.25           7/01/2015          25,000
     25,000   Natixis                                           0.24           6/01/2015          25,000
     25,000   Natixis                                           0.24           6/03/2015          25,000
     25,000   Norinchukin Bank                                  0.23           5/26/2015          25,000
     25,000   Rabobank Nederland N.V.                           0.25           8/04/2015          25,000
     25,000   Rabobank Nederland N.V.                           0.37          11/12/2015          25,000
     25,000   Skandinaviska Enskilda Banken AB                  0.20           5/29/2015          25,000
     25,000   Skandinaviska Enskilda Banken AB                  0.25           7/16/2015          25,000
     25,000   Skandinaviska Enskilda Banken AB                  0.30           9/08/2015          25,000
     25,000   Skandinaviska Enskilda Banken AB                  0.35          10/16/2015          25,000
     25,000   Standard Chartered Bank                           0.27           5/19/2015          25,000
     25,000   Standard Chartered Bank                           0.32           7/17/2015          25,000
     25,000   Standard Chartered Bank                           0.31           8/05/2015          25,000
     25,000   Sumitomo Mitsui Banking Corp.                     0.24           7/13/2015          25,000
     25,000   Svenska Handelsbanken                             0.29          10/29/2015          25,000
     25,000   Swedbank AB                                       0.37          12/02/2015          25,000
     25,000   Swedbank AB                                       0.38           1/28/2016          25,000
                                                                                             -----------
                                                                                                 960,240
                                                                                             -----------

              DIVERSIFIED CAPITAL MARKETS (1.4%)
     25,000   Credit Suisse AG                                  0.32           5/04/2015          25,000
     25,000   Credit Suisse AG                                  0.29           7/06/2015          25,000
     25,000   Credit Suisse AG                                  0.40          10/20/2015          25,000
                                                                                             -----------
                                                                                                  75,000
                                                                                             -----------

              GENERAL OBLIGATION (0.2%)
      8,000   Addison CSD                                       1.25           9/15/2015           8,025
      4,400   Duluth ISD (NBGA)                                 1.00           6/01/2015           4,402
                                                                                             -----------
                                                                                                  12,427
                                                                                             -----------

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (2.6%)
$    37,411   Goldman Sachs Group, Inc.                         3.30%          5/03/2015     $    37,417
     55,147   Morgan Stanley                                    4.00           7/24/2015          55,578
     33,410   Morgan Stanley                                    3.45          11/02/2015          33,860
     13,317   Morgan Stanley                                    1.75           2/25/2016          13,415
                                                                                             -----------
                                                                                                 140,270
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
      9,500   General Electric Capital Corp.                    3.50           6/29/2015           9,549
     30,213   General Electric Capital Corp.                    1.00           1/08/2016          30,328
     25,000   Toronto-Dominion Bank                             0.25           7/21/2015          25,000
     25,000   Toronto-Dominion Bank                             0.35           2/02/2016          25,000
                                                                                             -----------
                                                                                                  89,877
                                                                                             -----------

              REGIONAL BANKS (1.2%)
     25,000   MUFG Union Bank, N.A.                             0.34          10/13/2015          25,000
     25,000   MUFG Union Bank, N.A.                             0.30          10/19/2015          25,000
     11,562   PNC Funding Corp.                                 4.25           9/21/2015          11,723
                                                                                             -----------
                                                                                                  61,723
                                                                                             -----------
              Total Fixed-Rate Instruments (cost: $1,339,537)                                  1,339,537
                                                                                             -----------

              COMMERCIAL PAPER (29.8%)

              ASSET-BACKED FINANCING (18.2%)
     20,000   Alpine Securitization (a),(b)                     0.26           5/11/2015          19,998
     25,000   Alpine Securitization (a),(b)                     0.24           6/08/2015          24,994
     33,000   Barton Capital, LLC (a),(b)                       0.22           5/01/2015          33,000
     19,000   Barton Capital, LLC (a),(b)                       0.21           5/05/2015          18,999
     19,000   Barton Capital, LLC (a),(b)                       0.20           5/06/2015          18,999
     32,565   Barton Capital, LLC (a),(b)                       0.21           5/13/2015          32,563
     40,726   Cedar Springs Capital Co., LLC (a)                0.29           5/11/2015          40,723
     15,000   Cedar Springs Capital Co., LLC (a)                0.30           5/18/2015          14,998
     25,000   Cedar Springs Capital Co., LLC (a)                0.35           6/15/2015          24,989
     25,000   Cedar Springs Capital Co., LLC (a)                0.32           6/16/2015          24,990
     30,000   Cedar Springs Capital Co., LLC (a)                0.30           6/17/2015          29,988
     25,813   Fairway Finance Corp. (a),(b)                     0.23           7/07/2015          25,802
     19,032   Fairway Finance Corp. (a),(b)                     0.26           7/13/2015          19,022
     12,022   Fairway Finance Corp. (a),(b)                     0.20           8/06/2015          12,015
     11,485   Fairway Finance Corp. (a),(b)                     0.26           8/18/2015          11,476
     30,000   Fairway Finance Corp. (a),(b)                     0.28           9/02/2015          29,971
     22,000   Gotham Funding Corp. (a),(b)                      0.15           5/15/2015          21,999
     25,000   Gotham Funding Corp. (a),(b)                      0.16           5/26/2015          24,997
     25,000   Hannover Funding Co., LLC (a),(b)                 0.17           5/27/2015          24,997
     40,000   Liberty Funding, LLC (a),(b)                      0.03           5/01/2015          40,000
     25,000   Liberty Funding, LLC (a),(b)                      0.18           5/14/2015          24,998
     25,000   Liberty Funding, LLC (a),(b)                      0.18           7/20/2015          24,990
     25,000   Manhattan Asset Funding Co., LLC (a),(b)          0.20           6/08/2015          24,995
     25,000   Manhattan Asset Funding Co., LLC (a),(b)          0.20           6/11/2015          24,994
     19,000   Manhattan Asset Funding Co., LLC (a),(b)          0.18           6/18/2015          18,995
     25,000   Nieuw Amsterdam Receivable Corp. (a),(b)          0.18           5/28/2015          24,997
     25,000   Old Line Funding, LLC (a),(b)                     0.17           6/22/2015          24,994
     25,000   Old Line Funding, LLC (a),(b)                     0.20           7/28/2015          24,988
     25,000   Old Line Funding, LLC (a),(b)                     0.27          10/05/2015          24,970
     22,000   Old Line Funding, LLC (a),(b)                     0.28          10/08/2015          21,973
     20,000   Ridgefield Funding Co., LLC (a)                   0.17           5/08/2015          19,999
     20,000   Ridgefield Funding Co., LLC (a)                   0.26           6/04/2015          19,995
     25,000   Ridgefield Funding Co., LLC (a)                   0.26           6/08/2015          24,993
     25,000   Ridgefield Funding Co., LLC (a)                   0.30           7/14/2015          24,985
     25,000   Sheffield Receivables Corp. (a),(b)               0.24           5/21/2015          24,997
     25,000   Sheffield Receivables Corp. (a),(b)               0.21           6/26/2015          24,992

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    30,000   Sheffield Receivables Corp. (a),(b)               0.25%          7/02/2015     $    29,987
     15,000   Sheffield Receivables Corp. (a),(b)               0.25           7/08/2015          14,993
     40,000   Victory Receivables (a),(b)                       0.18           6/02/2015          39,994
                                                                                             -----------
                                                                                                 960,349
                                                                                             -----------
              AUTOMOBILE MANUFACTURERS (0.3%)
     17,500   Hyundai Capital America (a),(b)                   0.43           5/04/2015          17,499
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.2%)
     13,000   Autozone, Inc. (a),(b)                            0.40           5/11/2015          12,999
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.3%)
     15,000   LyondellBasell Investment, LLC (a),(b)            0.35           5/26/2015          14,996
                                                                                             -----------
              EDUCATION (2.5%)
     15,293   Board of Regents of Univ. of Houston              0.13           7/10/2015          15,293
     30,000   Board Trustees of Michigan State Univ.            0.11           5/08/2015          30,000
     15,000   Emory Univ.                                       0.18           5/20/2015          15,000
     36,100   Emory Univ.                                       0.21           6/10/2015          36,100
     15,000   Johns Hopkins Univ.                               0.15           7/22/2015          15,000
     19,150   Yale Univ.                                        0.12           5/05/2015          19,150
                                                                                             -----------
                                                                                                 130,543
                                                                                             -----------
              EDUCATION SERVICES (0.3%)
     15,000   Baylor Univ.                                      0.15           5/12/2015          14,999
                                                                                             -----------
              ELECTRIC UTILITIES (0.4%)
     23,000   Pacific Gas & Electric Co. (a),(b)                0.48           5/04/2015          22,999
                                                                                             -----------
              ELECTRIC/GAS UTILITIES (1.6%)
     30,000   Long Island Power Auth. (LOC - Royal Bank of
                   Canada)                                      0.17           5/06/2015          30,000
     30,000   Long Island Power Auth. (LOC - Royal Bank of
                   Canada)                                      0.17           7/01/2015          30,000
     22,107   South Carolina Public Service Auth.               0.18           5/27/2015          22,107
                                                                                             -----------
                                                                                                  82,107
                                                                                             -----------
              GENERAL OBLIGATION (1.2%)
     32,600   Texas Public Finance Auth.                        0.13           5/13/2015          32,600
     30,000   Texas Public Finance Auth.                        0.17           6/03/2015          30,000
                                                                                             -----------
                                                                                                  62,600
                                                                                             -----------
              HOSPITAL (3.2%)
     15,000   Catholic Health Initiatives                       0.19           5/18/2015          14,999
     30,000   Inova Health Systems Foundation                   0.13           5/18/2015          29,998
     40,000   Inova Health Systems Foundation                   0.15           6/16/2015          39,992
     30,000   Inova Health Systems Foundation                   0.14           7/16/2015          29,991
     35,105   Kaiser Foundation Hospital                        0.20           6/23/2015          35,095
     20,000   Kaiser Foundation Hospital                        0.22           7/16/2015          19,991
                                                                                             -----------
                                                                                                 170,066
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.1%)
      8,000   Motiva Enterprises, LLC                           0.52           5/12/2015           7,999
                                                                                             -----------
              SOFT DRINKS (1.5%)
     23,800   Coca-Cola Co. (a),(b)                             0.14           5/07/2015          23,799
     13,840   Coca-Cola Co. (a),(b)                             0.16           6/09/2015          13,838

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    20,000   Coca-Cola Co. (a),(b)                             0.24%          6/23/2015     $    19,993
     20,000   Coca-Cola Co. (a),(b)                             0.21           7/09/2015          19,992
                                                                                             -----------
                                                                                                  77,622
                                                                                             -----------
              Total Commercial Paper (cost: $1,574,778)                                        1,574,778
                                                                                             -----------
              PUT BONDS (0.1%)

              ELECTRIC UTILITIES (0.1%)
      5,000   Mobile IDB (cost: $5,000)                         0.32           7/15/2034           5,000
                                                                                             -----------
              VARIABLE-RATE DEMAND NOTES (39.8%)

              AEROSPACE & DEFENSE (0.1%)
      5,595   Albertville IDB (LOC - JPMorgan Chase Bank, N.A.) 0.22           3/01/2018           5,595
                                                                                             -----------
              AGRICULTURAL PRODUCTS (1.7%)
     15,000   Indiana Finance Auth.                             0.14           6/01/2041          15,000
     15,000   Iowa Finance Auth.                                0.14           6/01/2036          15,000
     20,000   Iowa Finance Auth.                                0.14           9/01/2036          20,000
     35,000   Iowa Finance Auth.                                0.14           6/01/2039          35,000
      2,940   Washington Economic Dev. Finance Auth.
                   (LOC - Bank of the West)                     0.18           9/01/2032           2,940
                                                                                             -----------
                                                                                                  87,940
                                                                                             -----------
              AIRLINES (0.7%)
     38,900   Chicago-O'Hare International Airport
                   (LOC - Bayerische Landesbank)                0.16           5/01/2035          38,900
                                                                                             -----------
              AIRPORT SERVICES (0.0%)
      1,800   San Antonio (LOC - Bank of America, N.A.)         0.23           4/01/2020           1,800
                                                                                             -----------
              AIRPORT/PORT (1.0%)
     47,025   Broward County (LIQ) (LOC - Deutsche Bank
                   A.G.) (a)                                    0.25          10/01/2033          47,025
      4,305   Cleveland-Cuyahoga County (LOC - FirstMerit
                   Bank, N.A.)                                  0.16           6/01/2031           4,305
                                                                                             -----------
                                                                                                  51,330
                                                                                             -----------
              ALUMINUM (0.2%)
      7,815   Hancock County (LOC - Wells Fargo Bank, N.A.)     0.31           4/01/2028           7,815
                                                                                             -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      4,970   St. Charles Parish (LOC - Federal Home Loan
                   Bank of Atlanta)                             0.22           9/01/2024           4,970
                                                                                             -----------
              ASSET-BACKED FINANCING (0.0%)
      2,270   Capital Markets Access Co., LLC
                   (LOC - Federal Home Loan Bank of Atlanta)    0.17           8/01/2031           2,270
                                                                                             -----------
              AUTO PARTS & EQUIPMENT (0.2%)
      1,725   Elkhart County (LOC - Fifth Third Bank)           0.24          12/01/2027           1,725
      4,390   Illinois Finance Auth. (LOC - Federal Home
                   Loan Bank of Chicago)                        0.28           7/01/2040           4,390
        800   Michigan Strategic Fund Ltd. (LOC - JPMorgan
                   Chase Bank, N.A.)                            0.50           5/01/2018             800

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     3,400   Savanna (LOC - Bank of America, N.A.)             0.17%          5/01/2019     $     3,400
      1,250   Tippecanoe County (LOC - Fifth Third Bank)        0.24          11/01/2025           1,250
                                                                                             -----------
                                                                                                  11,565
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.0%)
        353   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                   Bank, N.A.)                                  0.40           5/01/2015             353
      1,115   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                   Bank, N.A.)                                  0.30           3/01/2021           1,115
                                                                                             -----------
                                                                                                   1,468
                                                                                             -----------
              BUILDING PRODUCTS (0.7%)
      2,820   Atchison (LOC - Key Bank, N.A.)                   0.24           1/01/2033           2,820
      3,945   Cornell Iron Works, Inc. (LOC - Bank of
                   America, N.A.)                               0.38           4/01/2019           3,945
      2,115   Delaware EDA (LOC - Key Bank, N.A.)               0.24           4/01/2023           2,115
      3,200   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)   0.19           4/01/2028           3,200
      4,885   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)  0.20          11/01/2020           4,885
      1,200   Tazewell County IDA (LOC - PNC Bank, N.A.)        0.21           2/01/2017           1,200
      8,100   Union County (LOC - SunTrust Bank)                0.30          10/01/2027           8,100
      9,400   Warren County (LOC - JPMorgan Chase Bank, N.A.)   0.25          12/01/2031           9,400
                                                                                             -----------
                                                                                                  35,665
                                                                                             -----------
              COMMERCIAL PRINTING (0.1%)
      1,550   Blair County IDA (LOC - PNC Bank, N.A.)           0.21           9/01/2017           1,550
      1,635   Colorado Housing and Finance Auth. (LOC -
                   Wells Fargo Bank, N.A.)                      0.29           5/01/2027           1,635
      2,237   Fairway, LLC (LOC - Federal Home Loan Bank
                   of San Francisco)                            0.17          12/01/2023           2,237
      2,300   Summit County Port Auth. (LOC - Key Bank, N.A.)   0.24           7/01/2023           2,300
                                                                                             -----------
                                                                                                   7,722
                                                                                             -----------
              COMMUNITY SERVICE (0.6%)
     11,600   Jackson County IDA (LOC - Commerce Bank, N.A.)    0.17           7/01/2025          11,600
      5,805   Toledo Lucas County Port Auth. (LOC - Fifth
                   Third Bank)                                  0.15           9/01/2019           5,805
     16,010   Wisconsin Public Finance Auth. (LOC - Fifth
                   Third Bank)                                  0.14           2/01/2042          16,010
                                                                                             -----------
                                                                                                  33,415
                                                                                             -----------
              CONSTRUCTION MATERIALS (0.0%)
      1,855   Franklin IDB (LOC - Federal Home Loan Bank of
                   Chicago)                                     0.16           7/01/2032           1,855
                                                                                             -----------
              DISTILLERS & VINTNERS (0.0%)
        100   Kentucky Rural EDA (LOC - PNC Bank, N.A.)         0.27          10/01/2016             100
                                                                                             -----------
              DISTRIBUTORS (0.3%)
     15,410   Bhavnani, LLC (LOC - U.S. Bank, N.A.)             0.20           5/01/2038          15,410
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.1%)
      6,500   Port of Port Arthur Navigation District           0.21           4/01/2033           6,500
                                                                                             -----------

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (2.9%)
$     6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)      0.18%          8/01/2045     $     6,150
      7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)      0.18           8/01/2045           7,000
     15,045   Kansas City Tax Financing Commission
                   (LOC - Key Bank, N.A.)                       0.16           6/01/2024          15,045
     58,400   New York Housing Finance Agency
                   (LOC - Landesbank Hessen-Thuringen)          0.15           5/01/2042          58,400
     14,130   NPJ Properties, LP (LOC - Manufacturers &
                   Traders Trust Co.) (a)                       0.53           2/01/2027          14,130
     28,355   Paca-Pratt Associates, Inc.
                   (LOC - Manufacturers & Traders Trust Co.)    0.53           1/01/2038          28,355
      7,514   Pinnacle Properties Dev. Group, LLC
                   (LOC - Federal Home Loan Bank of Cincinnati) 0.17           6/15/2041           7,514
      3,500   Stice-Hill Holding, L.C. (LOC - Hancock Bank)     1.50          12/01/2023           3,500
     12,995   Stobro Co., LP (LOC - Federal Home Loan Bank
                   of Pittsburgh)                               0.16           1/01/2032          12,995
                                                                                             -----------
                                                                                                 153,089
                                                                                             -----------
              EDUCATION (1.5%)
      6,905   Colorado Educational and Cultural Facilities
                   Auth. (LOC - Fifth Third Bank)               0.17           1/01/2029           6,905
     10,000   Massachusetts Dev. Finance Agency
                   (LOC - RBS Citizens, N.A.)                   0.40           7/01/2043          10,000
      5,000   Michigan State Finance Auth. (LOC - Bank of
                   Montreal)                                    0.19           9/01/2050           5,000
        555   Minnesota Higher Education Facilities Auth.
                   (LOC - U.S. Bank, N.A.)                      0.14           4/01/2027             555
      7,860   Missouri Health and Educational Facilities Auth.
                   (LOC - Fifth Third Bank)                     0.14           7/15/2037           7,860
      3,670   Nebraska Elementary and Secondary School
                   Finance Auth. (LOC - Fifth Third Bank)       0.14           9/01/2029           3,670
     19,565   New York City IDA (LOC - Key Bank, N.A.)          0.20           7/01/2038          19,565
     12,985   Univ. Athletic Association, Inc. (LOC - JPMorgan
                   Chase Bank, N.A.)                            0.13          10/01/2031          12,985
     10,350   Washington Higher Education Facilities Auth.      0.17          10/01/2031          10,350
                                                                                             -----------
                                                                                                  76,890
                                                                                             -----------
              EDUCATION SERVICES (0.9%)
      6,895   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.) 0.57           1/01/2025           6,895
      1,355   Educational Management Corp. (LOC - Old
                   National Bank)                               0.23           5/01/2023           1,355
      5,310   Harvest Time Tabernacle, Inc. (LOC - Federal
                   Home Loan Bank of Dallas)                    0.25           8/01/2037           5,310
      2,751   Indian Creek Christian Church, Inc. (LOC - Fifth
                   Third Bank)                                  0.24           1/01/2056           2,751
      4,000   Lexington-Fayette Urban County Government
                   (LOC - Fifth Third Bank)                     0.20           1/01/2033           4,000
      3,625   Manhattan Christian College, Inc. (LOC -
                   Federal Home Loan Bank of Topeka)            0.25           5/01/2036           3,625
     13,390   Massachusetts Health & Educational Facilities
                   Auth. (LOC - Bank of America, N.A.)          0.11          10/01/2034          13,390
      5,445   Rhode Island EDC (LOC - RBS Citizens, N.A.)       0.27           3/01/2038           5,445
      2,255   Summit Country Day School (LOC - U.S. Bank, N.A.) 0.30           2/01/2019           2,255
                                                                                             -----------
                                                                                                  45,026
                                                                                             -----------
              ELECTRIC UTILITIES (7.1%)
     39,900   Appling County Dev. Auth.                         0.14           9/01/2041          39,900
     21,040   Burke County Dev. Auth.                           0.14           7/01/2049          21,040
      6,000   Dade County IDA                                   0.10           6/01/2021           6,000

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    33,100   Escambia County                                   0.13%          4/01/2039     $    33,100
     38,300   Garfield County Industrial Auth.                  0.11           1/01/2025          38,300
      4,800   Heard County Dev. Auth.                           0.15          12/01/2037           4,800
      3,500   Indiana Dev. Finance Auth.                        0.38          12/01/2038           3,500
      2,730   Jackson County                                    0.15           7/01/2022           2,730
     15,000   Miami-Dade County IDA                             0.13           2/01/2023          15,000
     10,600   Mississippi Business Finance Corp.                0.13           7/01/2025          10,600
      9,400   Mississippi Business Finance Corp.                0.13          12/01/2027           9,400
     13,520   Mississippi Business Finance Corp.                0.13           5/01/2028          13,520
      7,250   Mobile IDB                                        0.15           9/01/2031           7,250
     12,000   Monroe County Dev. Auth.                          0.14           4/01/2032          12,000
     20,000   Muskogee Industrial Trust                         0.11           6/01/2027          20,000
     20,800   Putnam County IDA                                 0.13           4/01/2032          20,800
     30,000   St. Lucie County                                  0.15           5/01/2024          30,000
     86,400   St. Lucie County                                  0.13           9/01/2028          86,400
                                                                                             -----------
                                                                                                 374,340
                                                                                             -----------
              ELECTRIC/GAS UTILITIES (0.7%)
     10,000   Chatom IDB (NBGA)                                 0.27           8/01/2041          10,000
     25,200   Long Island Power Auth. (LOC - Bayerische
                   Landesbank)                                  0.14           5/01/2033          25,200
                                                                                             -----------
                                                                                                  35,200
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        900   Colorado Housing and Finance Auth.
                   (LOC - Wells Fargo Bank, N.A.)               0.29           8/01/2030             900
      1,060   Colorado Housing and Finance Auth.
                   (LOC - Wells Fargo Bank, N.A.)               0.29          10/01/2032           1,060
      1,245   Washington IDA (LOC - HSBC Bank USA)              0.41          12/01/2019           1,245
                                                                                             -----------
                                                                                                   3,205
                                                                                             -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      4,955   Putnam County IDA (LOC - RBS Citizens, N.A.)      0.52           7/01/2032           4,955
        935   Springfield IDA (LOC - Federal Home Loan
                   Bank of Des Moines)                          0.19           8/01/2025             935
                                                                                             -----------
                                                                                                   5,890
                                                                                             -----------
              FOOD DISTRIBUTORS (0.0%)
        600   Alameda County IDA (LOC - Comerica Bank, N.A.)    0.24          12/01/2040             600
                                                                                             -----------
              FOOD RETAIL (0.5%)
     18,750   Altoona-Blair County Dev. Corp. (LOC - PNC
                   Bank, N.A.) (a)                              0.17           4/01/2035          18,750
      6,915   Saubels Market, Inc. (LOC - Fulton Bank)          1.00           5/01/2034           6,915
                                                                                             -----------
                                                                                                  25,665
                                                                                             -----------
              FOREST PRODUCTS (0.1%)
      4,200   Rex Lumber, LLC (LOC - Federal Home Loan
                   Bank of Dallas)                              0.17           2/01/2022           4,200
                                                                                             -----------
              GENERAL MERCHANDISE STORES (0.1%)
      5,010   Marion EDA (LOC - Key Bank, N.A.)                 0.30           2/01/2035           5,010
                                                                                             -----------
              GENERAL OBLIGATION (2.2%)
      7,500   Bridgeview (LOC - Harris Bank, N.A.)              0.17          12/01/2038           7,500
      7,500   Bridgeview (LOC - Harris Bank, N.A.)              0.17          12/01/2038           7,500
     28,465   McHenry County (LIQ) (LOC - Deutsche Bank
                   A.G.) (a)                                    0.26           1/15/2026          28,465

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     7,025   Michigan Charter Township of Commerce
                   (LOC - Comerica Bank, N.A.)                  0.18%         10/01/2018     $     7,025
     34,545   Michigan Charter Township of Commerce
                   (LOC - PNC Bank, N.A.)                       0.15          10/01/2034          34,545
     29,800   Will County Community High School Distriict
                   (LIQ) (LOC - Deutsche Bank A.G.) (a)         0.29           1/01/2026          29,800
                                                                                             -----------
                                                                                                 114,835
                                                                                             -----------
              HEALTH CARE EQUIPMENT (0.2%)
      1,590   Labcon North America (LOC - Bank of the West)     0.24           1/01/2040           1,590
      8,370   Labcon North America (LOC - Bank of the West)     0.24           6/01/2044           8,370
                                                                                             -----------
                                                                                                   9,960
                                                                                             -----------
              HEALTH CARE FACILITIES (3.5%)
      7,370   Alexandria IDA (LOC - Bank of America, N.A.)      0.18           7/01/2030           7,370
     10,280   Bronson Lifestyle Improvement & Research
                   Center (LOC - Fifth Third Bank)              0.28           9/01/2030          10,280
        285   Columbia County Capital Resource Corp.
                   (LOC - HSBC Bank USA)                        0.18           7/01/2015             285
      2,040   Columbia County IDA (LOC - HSBC Bank USA)         0.18           7/01/2027           2,040
      5,375   Crozer Keystone Health System (LOC - TD
                   Bank, N.A.)                                  0.15          12/15/2021           5,375
        745   District of Columbia (LOC - Manufacturers &
                   Traders Trust Co.)                           0.53           7/01/2032             745
      3,715   Dunn Nursing Home, Inc. (LOC - Federal Home
                   Loan Bank of Atlanta)                        0.17           2/01/2024           3,715
      8,170   Genoa Medical Dev., LLC (LOC - Fifth Third
                   Bank)                                        0.24          12/01/2045           8,170
      4,025   Healthcare Network Properties, LLC
                   (LOC - PNC Bank, N.A.)                       0.17           1/01/2029           4,025
      4,330   Heart Property, LLC (LOC - PNC Bank, N.A.)        0.23           7/01/2026           4,330
      2,000   HP LRHS Land, LLC (LOC - U.S. Bank, N.A.)         0.22          10/01/2030           2,000
      4,930   IHA Capital Dev., LLC (LOC - Fifth Third Bank)    0.24           6/01/2053           4,930
      2,005   Kingston HealthCare Co. (LOC - Fifth Third
                   Bank)                                        0.24           1/01/2022           2,005
      4,000   Louisiana Public Facilities Auth. (LOC - Capital
                   One, N.A.)                                   0.33           7/01/2028           4,000
      1,100   MBE Investment Co., LLC (LOC - Comerica
                   Bank, N.A.)                                  0.25           2/01/2051           1,100
      3,490   MCE MOB IV, LP (LOC - PNC Bank, N.A.)             0.20           8/01/2022           3,490
      3,460   Medical Center of Athens (LOC - Federal Home
                   Loan Bank of Atlanta)                        0.23           9/01/2032           3,460
      7,180   Medical Properties Investment Co. (LOC - Fifth
                   Third Bank)                                  0.24          11/01/2035           7,180
      7,560   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)       0.20           8/01/2030           7,560
     12,215   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)       0.38          11/01/2035          12,215
     10,765   New Tristate Ventures, LLC (LOC - Fifth Third
                   Bank)                                        0.24           5/01/2026          10,765
      3,795   Onondaga County IDA (LOC - HSBC Bank USA)         0.18           1/01/2023           3,795
     19,480   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)       0.17          12/01/2037          19,480
      3,875   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037           3,875
      2,165   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037           2,165
     23,290   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037          23,290
      6,690   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037           6,690
      4,660   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037           4,660

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     3,015   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17%          8/01/2037     $     3,015
      2,565   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037           2,565
      2,540   Premier Senior Living, LLC (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           8/01/2037           2,540
      5,465   Sawmill Creek Lodge Co. (LOC - Fifth Third
                   Bank)                                        0.29          10/01/2026           5,465
      2,785   Syracuse IDA (LOC - HSBC Bank USA)                0.18           1/01/2023           2,785
                                                                                             -----------
                                                                                                 185,365
                                                                                             -----------
              HEALTH CARE SERVICES (0.3%)
      6,700   Central Ohio Medical Textiles (LOC - PNC Bank,
                   N.A.)                                        0.20           3/01/2023           6,700
      6,180   Kaneville Road Joint Venture (LOC - Federal
                   Home Loan Bank of Chicago)                   0.17          11/01/2032           6,180
      4,070   Vold Vision Ventures, LLC (LOC - Federal Home
                   Loan Bank of Dallas)                         0.25          10/01/2039           4,070
                                                                                             -----------
                                                                                                  16,950
                                                                                             -----------
              HEALTH MISCELLANEOUS (0.1%)
      2,060   Kent Hospital Finance Auth. (LOC - Fifth Third
                   Bank)                                        0.20          10/01/2041           2,060
      3,875   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                   Bank)                                        0.22           8/01/2023           3,875
                                                                                             -----------
                                                                                                   5,935
                                                                                             -----------
              HOME FURNISHINGS (0.2%)
      3,295   Caddo Parish IDB (LOC - Capital One, N.A.)        0.40           7/01/2024           3,295
      2,000   Fulton County Dev. Auth. (LOC - Wells Fargo
                   Bank, N.A.)                                  0.22           6/01/2027           2,000
      2,300   Jasper County IDA (LOC - JPMorgan Chase
                   Bank, N.A.)                                  0.26           8/01/2016           2,300
      1,800   Michigan Strategic Fund Ltd. (LOC - JPMorgan
                   Chase Bank, N.A.)                            0.16           9/01/2030           1,800
      2,050   Walton County Industrial Building Auth.
                   (LOC - Wells Fargo Bank, N.A.)               0.22          10/01/2017           2,050
                                                                                             -----------
                                                                                                  11,445
                                                                                             -----------
              HOME IMPROVEMENT RETAIL (0.1%)
      5,895   Brookhaven IDA (LOC - Capital One, N.A.)          0.40           1/01/2025           5,895
                                                                                             -----------
              HOSPITAL (0.8%)
      3,355   Albany IDA (LOC - RBS Citizens, N.A.)             1.10           5/01/2035           3,355
      2,475   Fayette County (LOC - PNC Bank, N.A.)             0.30           8/01/2023           2,475
      2,265   Johnson City Health and Educational Facilities
                   Board (LOC - U.S. Bank, N.A.)                0.12           7/01/2033           2,265
      7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                   Third Bank)                                  0.18          12/01/2032           7,500
      7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                   Third Bank)                                  0.18          12/01/2032           7,500
      8,510   Nassau Health Care Corp. (LOC - JPMorgan
                   Chase Bank, N.A.)                            0.12           8/01/2022           8,510
      8,485   West Virginia State Hospital Finance Auth.
                   (LOC - Fifth Third Bank)                     0.20          10/01/2033           8,485
                                                                                             -----------
                                                                                                  40,090
                                                                                             -----------

              HOTELS, RESORTS & CRUISE LINES (0.3%)
      2,700   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)      0.22          12/01/2028           2,700

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     1,820   Doghouse Properties, LLC (LOC - Federal
                   Home Loan Bank of Atlanta)                   0.20%          5/01/2027     $     1,820
      9,395   Forward Corp. (LOC - Fifth Third Bank)            0.24          12/01/2030           9,395
      2,461   Merger Hospitality, LLC (LOC - Fifth Third Bank)  0.29           4/01/2026           2,461
                                                                                             -----------
                                                                                                  16,376
                                                                                             -----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,485   Stark County (LOC - Key Bank, N.A.)               0.24           6/01/2018           1,485
                                                                                             -----------
              HOUSEWARES & SPECIALTIES (0.0%)
      1,620   Schulte Corp. (LOC - Fifth Third Bank)            0.24           9/01/2024           1,620
                                                                                             -----------
              INDUSTRIAL GASES (0.1%)
      4,000   Louisiana Public Facilities Auth.                 0.14          12/01/2042           4,000
                                                                                             -----------
              INDUSTRIAL MACHINERY (0.2%)
      2,550   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)  0.23           5/01/2021           2,550
      3,290   Fulton County Dev. Auth. (LOC - Federal Home
                   Loan Bank of Atlanta)                        0.19           5/01/2030           3,290
        820   Henderson County (LOC - Wells Fargo Bank, N.A.)   0.20          11/01/2019             820
      2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)              0.21           3/01/2029           2,075
        600   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                   Bank)                                        0.24           3/01/2023             600
      1,375   South Carolina Jobs EDA (LOC - Key Bank, N.A.)    0.24           4/01/2022           1,375
      1,280   Trumbull County (LOC - Key Bank, N.A.)            0.24           4/01/2017           1,280
                                                                                             -----------
                                                                                                  11,990
                                                                                             -----------
              INTEGRATED OIL & GAS (0.4%)
     20,000   Calhoun County Navigation IDA                     0.16           1/01/2024          20,000
                                                                                             -----------
              LEISURE FACILITIES (0.3%)
      4,630   Cattail Creek Country Club, Inc.
                   (LOC - Manufacturers & Traders Trust Co.)    0.53           3/01/2031           4,630
      9,400   Turfway Park, LLC (LOC - Fifth Third Bank)        0.30           7/01/2022           9,400
                                                                                             -----------
                                                                                                  14,030
                                                                                             -----------
              LEISURE PRODUCTS (0.1%)
      5,450   Charter Lakes Capital, LLC (LOC - U.S. Bank,
                   N.A.)                                        0.22          10/01/2046           5,450
      1,570   Rhode Island Industrial Facilities Corp.
                   (LOC - TD Bank, N.A.)                        0.19           2/01/2021           1,570
                                                                                             -----------
                                                                                                   7,020
                                                                                             -----------
              LIFE & HEALTH INSURANCE (1.3%)
      2,150   Craig Moran Irrevocable Life Insurance Trust
                   (LOC - Bank of Oklahoma, N.A.)               0.17           1/01/2035           2,150
      1,890   Frank Moran Irrevocable Life Insurance Trust
                   (LOC - Bank of Oklahoma, N.A.)               0.17           1/01/2035           1,890
      6,460   Harry M. Rubin 2014 Insurance Trust
                   (LOC - Wells Fargo Bank, N.A.)               0.17           9/01/2034           6,460
      2,450   Kevin Moran Irrevocable Life Insurance Trust
                   (LOC - Bank of Oklahoma, N.A.)               0.17           1/01/2035           2,450
      9,825   KVR Insurance Trust (LOC - Bank of Oklahoma,
                   N.A.)                                        0.16           6/01/2034           9,825
      5,090   Larry L. Henry 2013 Family Trust (LOC - Wells
                   Fargo Bank, N.A.)                            0.17          11/01/2033           5,090

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     3,950   Lavonia O. Frick Family Trust (LOC - Wells
                   Fargo Bank, N.A.)                            0.17%          8/01/2028     $     3,950
     13,355   Lavonne Johnson Life Insurance Trust
                   (LOC - Federal Home Loan Bank of Atlanta)    0.17           6/01/2031          13,355
      8,870   Lynette J. Keane Insurance Trust (LOC - Wells
                   Fargo Bank, N.A.)                            0.17          10/01/2033           8,870
      3,405   Moran Enterprises Corp. (LOC - Bank of
                   Oklahoma, N.A.)                              0.17           1/01/2035           3,405
      5,565   Raymon Lee Ince Irrevocable Trust (LOC - Bank
                   of Oklahoma, N.A.)                           0.17           7/01/2033           5,565
      1,850   Ronald Ray Irrevocable Life Insurance Trust
                   (LOC - Federal Home Loan Bank of Atlanta)    0.17           8/01/2022           1,850
      5,375   Sullivan Irrevocable Trust (LOC - Wells Fargo
                   Bank, N.A.)                                  0.17           2/01/2035           5,375
                                                                                             -----------
                                                                                                  70,235
                                                                                             -----------
              MARINE (0.1%)
      4,680   Washington Economic Dev. Finance Auth.
                   (LOC - Key Bank, N.A.)                       0.43           3/01/2037           4,680
                                                                                             -----------
              MOVIES & ENTERTAINMENT (0.3%)
     14,110   Esplanade Theatres, LLC (LOC - Federal Home
                   Loan Bank of Dallas)                         0.22          11/01/2042          14,110
      2,500   Kenner Theatres, LLC (LOC - Federal Home
                   Loan Bank of Dallas)                         0.22           2/01/2042           2,500
                                                                                             -----------
                                                                                                  16,610
                                                                                             -----------
              MULTIFAMILY HOUSING (1.4%)
      8,190   Alabama Housing Finance Auth. (LOC - U.S.
                   Bank, N.A.)                                  0.15           4/01/2037           8,190
      7,046   Elkhart County (LOC - FirstMerit Bank, N.A.)      0.24           1/01/2035           7,046
      7,400   Gwinnett County Housing Auth. (LOC - SunTrust
                   Bank)                                        0.33           3/01/2041           7,400
     10,000   Nebraska Investment Finance Auth.
                   (LOC - Citibank, N.A.)                       0.15          10/01/2042          10,000
      4,785   Nevada Housing Division (LOC - Citibank, N.A.)    0.15          10/01/2035           4,785
      3,685   New York Housing Finance Agency
                   (LOC - Citibank, N.A.)                       0.10           5/01/2039           3,685
      6,600   New York Housing Finance Agency
                   (LOC - Landesbank Hessen-Thuringen)          0.14           5/01/2041           6,600
     24,150   New York Housing Finance Agency
                   (LOC - Landesbank Hessen-Thuringen)          0.14           5/01/2041          24,150
        965   Vermont Housing Finance Agency (LOC - Key
                   Bank, N.A.)                                  0.24           1/01/2038             965
        930   Washington Housing Finance Commission
                   (LOC - Mizuho Corporate Bank Ltd.)           0.24           6/15/2037             930
                                                                                             -----------
                                                                                                  73,751
                                                                                             -----------
              NURSING/CCRC (0.6%)
     10,565   Alexandria IDA (LOC - Wells Fargo Bank, N.A.)     0.12          10/01/2035          10,565
      2,340   Berks County Municipal Auth. (LOC - Citizens
                   Bank of Pennsylvania)                        0.36           5/15/2022           2,340
      3,270   Butler County Hospital Auth. (LOC - Citizens
                   Bank of Pennsylvania)                        0.36          10/01/2042           3,270
     13,160   Jackson County EDC (LOC - Bank of America, N.A.)  0.08          11/01/2031          13,160
        705   Roanoke County EDA (LOC - Branch Banking &
                   Trust Co.)                                   1.18          10/01/2028             705
                                                                                             -----------
                                                                                                  30,040
                                                                                             -----------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.4%)
$     3,055   Brewster Dairy, Inc. (LOC - Bank of Montreal)     0.23%          4/03/2023     $     3,055
      2,200   Indiana Finance Auth. (LOC - Bank of America,
                   N.A.)                                        0.23          12/01/2027           2,200
      2,260   Lancaster IDA (LOC - Fulton Bank)                 1.00           6/01/2027           2,260
      4,000   Michigan Strategic Fund Ltd. (LOC - AgriBank,
                   FCB)                                         0.12           6/01/2024           4,000
      7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)       0.17          12/01/2037           7,500
      3,260   St. Tammany Parish (LOC - Federal Home Loan
                   Bank of Dallas)                              0.21           7/01/2022           3,260
                                                                                             -----------
                                                                                                  22,275
                                                                                             -----------
              PAPER PACKAGING (0.0%)
        255   Washington Finance EDA (LOC - Wells Fargo
                   Bank, N.A.)                                  0.23           4/01/2033             255
                                                                                             -----------
              PAPER PRODUCTS (0.1%)
        870   Jackson Paper Co. (LOC - Federal Home Loan
                   Bank of Atlanta)                             0.20           4/01/2027             870
      5,600   Willacoochee Dev. Auth. (LOC - Federal Home
                   Loan Bank of Atlanta)                        0.21           5/01/2021           5,600
                                                                                             -----------
                                                                                                   6,470
                                                                                             -----------
              PHARMACEUTICALS (1.5%)
      7,000   Montgomery County IDA (LOC - Landesbank
                   Hessen-Thuringen)                            0.22           4/01/2022           7,000
     20,000   New Hampshire Business Finance Auth.
                   (LOC - Landesbank Hessen-Thuringen)          0.22          11/01/2020          20,000
     19,500   New Hampshire Business Finance Auth.
                   (LOC - Landesbank Hessen-Thuringen)          0.22           9/01/2025          19,500
     30,000   New Hampshire Business Finance Auth.
                   (LOC - Landesbank Hessen-Thuringen)          0.22           4/01/2030          30,000
                                                                                             -----------
                                                                                                  76,500
                                                                                             -----------
              PUBLISHING (0.0%)
      1,800   Washington Economic Dev. Finance Auth.
                   (LOC - U.S. Bank, N.A.)                      0.24           1/01/2033           1,800
                                                                                             -----------
              REAL ESTATE OPERATING COMPANIES (3.1%)
      1,120   AM Investment Partners, LLC (LOC - Federal
                   Home Loan Bank of Indianapolis)              0.25           6/01/2056           1,120
      2,950   Beaver Creek Enterprises, Inc. (LOC - PNC
                   Bank, N.A.)                                  0.23           3/02/2020           2,950
      2,680   Cain Capital Investments, LLC (LOC - Federal
                   Home Loan Bank of Cincinnati)                0.26          10/01/2046           2,680
     31,195   Carew Realty, Inc. (LOC - Fifth Third Bank)       0.24           5/01/2037          31,195
     11,295   Delos, LLC (LOC - Wells Fargo Bank, N.A.)         0.40           3/01/2037          11,295
      3,300   Dennis Wesley Co., Inc. (LOC - Federal Home
                   Loan Bank of Indianapolis)                   0.17           6/15/2034           3,300
      4,305   East Hempfield IDA (LOC - Fulton Bank)            0.70          10/15/2026           4,305
     11,145   Elsinore Properties, LP (LOC - Fifth Third Bank)  0.24           2/01/2037          11,145
      4,275   EMF, LLC (LOC - Comerica Bank, N.A.)              0.28           6/01/2042           4,275
      4,385   Forsyth County (LOC - Fifth Third Bank)           0.22           1/01/2037           4,385
      2,746   Herman & Kittle Capital, LLC (LOC - Fifth Third
                   Bank)                                        0.24           6/01/2055           2,746
      1,675   Icon Finance, LLC (LOC - Fifth Third Bank)        0.29           5/15/2026           1,675
        785   Indianapolis (LOC - RBS Citizens, N.A.)           0.31          11/01/2042             785
      1,620   Islip IDA (LOC - Citibank, N.A.)                  0.35          12/01/2020           1,620
      6,015   Koar D' Iberville Center (LOC - Federal Home
                   Loan Bank of Dallas)                         0.16           1/01/2033           6,015

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     4,780   Lodge Apartments Holdings, LLC (LOC - Mizuho
                   Corporate Bank Ltd.)                         0.18%          3/01/2026     $     4,780
      1,500   MB N4P3, LLC (LOC - Federal Home Loan
                   Bank of San Francisco)                       0.14           2/01/2055           1,500
      4,325   Michigan Equity Group, LLC (LOC - Fifth Third
                   Bank)                                        0.24           4/01/2034           4,325
      4,000   Michigan Equity Group, LLC (LOC - Fifth Third
                   Bank)                                        0.24          12/01/2034           4,000
      4,850   New York City Housing Dev. Corp.
                   (LOC - Landesbank Hessen-Thuringen)          0.11          12/01/2036           4,850
      3,870   Partisan Property, Inc. (LOC - Wells Fargo
                   Bank, N.A.)                                  0.22           9/01/2044           3,870
      2,800   Pennsylvania Economic Dev. Financing Auth.
                   (LOC - PNC Bank, N.A.)                       0.20           4/01/2035           2,800
      1,135   Science & Tech Campus (LOC - Fifth Third Bank)    0.29          11/01/2020           1,135
     16,455   Sugar Creek Finance Co., LLC (LOC - Northern
                   Trust Co.)                                   0.14           6/01/2042          16,455
     25,000   Sunroad Centrum Apartments 23, LP
                   (LOC - Comerica Bank, N.A.)                  0.18           8/01/2052          25,000
      3,565   Syracuse IDA (LOC - Key Bank, N.A.)               0.24          10/01/2039           3,565
                                                                                             -----------
                                                                                                 161,771
                                                                                             -----------
              REAL ESTATE TAX/FEE (0.3%)
      3,700   Jasper, Morgan, Newton, & Walton County
                   (LOC - JPMorgan Chase Bank, N.A.)            0.19          12/01/2020           3,700
     10,000   Traer Creek Metropolitan District (LOC - BNP
                   Paribas)                                     0.13          10/01/2030          10,000
                                                                                             -----------
                                                                                                  13,700
                                                                                             -----------
              REGIONAL BANKS (0.0%)
      2,250   Cobb County IDA (LOC - Federal Home Loan
                   Bank of Atlanta)                             0.17           2/01/2030           2,250
                                                                                             -----------
              SINGLE FAMILY HOUSING (0.1%)
      3,975   Montgomery County (LOC - PNC Bank, N.A.)          0.17           7/01/2039           3,975
                                                                                             -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      3,135   Sheridan Redevelopment Agency
                   (LOC - JPMorgan Chase Bank, N.A.)            0.25          12/01/2029           3,135
                                                                                             -----------
              SPECIALTY STORES (0.7%)
     32,670   Bass Pro Rossford Development Co., LLC
                   (LOC - Fifth Third Bank)                     0.29          11/01/2027          32,670
      2,550   Nextgen Automotive, LLC (LOC - Fifth Third
                   Bank)                                        0.24           4/01/2048           2,550
                                                                                             -----------
                                                                                                  35,220
                                                                                             -----------
              STEEL (1.0%)
      2,500   Berkeley County                                   0.31           9/01/2028           2,500
     10,000   Berkeley County                                   0.28           4/01/2031          10,000
        522   Decatur IDB                                       0.31           8/01/2036             522
      3,965   Klein Steel Services, Inc. (LOC - Manufacturers
                   & Traders Trust Co.) (a)                     0.53           8/01/2025           3,965
      2,500   Mississippi Business Finance Corp.
                   (LOC - Federal Home Loan Bank of Dallas)     0.16           7/01/2020           2,500
     20,000   SSAB AB (LOC - Swedbank AB)                       0.17           4/01/2034          20,000
     15,000   SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)   0.17           5/01/2034          15,000
                                                                                             -----------
                                                                                                  54,487
                                                                                             -----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                        COUPON               FINAL           VALUE
(000)         SECURITY                                          RATE            MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
$     1,290   Alameda County IDA (LOC - Bank of the West)       0.22%         12/01/2040     $     1,290
                                                                                             -----------
              WATER UTILITIES (0.1%)
      4,000   Indiana Finance Auth. (LOC - Fifth Third Bank)    0.22          12/01/2028           4,000
        930   Iowa Finance Auth. (LOC - Societe Generale)       0.20          11/01/2017             930
      1,304   L3 Corp. (LOC - Fifth Third Bank)                 0.29          10/01/2034           1,304
                                                                                             -----------
                                                                                                   6,234
                                                                                             -----------
              WATER/SEWER UTILITY (0.1%)
      5,155   Hesperia Public Financing Auth. (LOC - Bank of
                   the West)                                    0.17           6/01/2026           5,155
                                                                                             -----------
              Total Variable-Rate Demand Notes (cost: $2,100,264)                              2,100,264
                                                                                             -----------
              ADJUSTABLE-RATE NOTES (4.4%)

              DIVERSIFIED BANKS (2.4%)
     47,235   JPMorgan Chase & Co.                              0.94          10/15/2015          47,329
     25,660   JPMorgan Chase & Co.                              0.88           2/26/2016          25,713
     53,339   Wells Fargo & Co.                                 0.48          10/28/2015          53,368
                                                                                             -----------
                                                                                                 126,410
                                                                                             -----------
              GENERAL OBLIGATION (0.9%)
     45,000   Golden Empire Schools Financing Auth.             0.31           5/01/2015          45,000
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (1.1%)
     37,423   Goldman Sachs Group, Inc.                         0.68           7/22/2015          37,428
      1,349   Morgan Stanley                                    3.00           8/30/2015           1,359
     10,285   Morgan Stanley                                    0.76          10/15/2015          10,296
     10,709   Morgan Stanley                                    1.51           2/25/2016          10,787
                                                                                             -----------
                                                                                                  59,870
                                                                                             -----------
              Total Adjustable-Rate Notes (cost: $231,280)                                       231,280
                                                                                             -----------
              REPURCHASE AGREEMENTS (1.4%)
     25,000   Bank of America, N.A., 0.10%, acquired 4/30/2015 and due on 5/01/2015 at
                   $25,000 (collateralized by $37,009 of U.S. Treasury, 2.58%(c), due
                   11/15/2029; market value $25,500)                                              25,000
     25,000   Credit Agricole Corporate & Investment Bank, 0.10%, acquired 4/30/2015 and due on 5/01/2015 at $25,000 (collateralized by $32,875 of Fannie Mae, 3.00%-
                   3.50%, due 12/01/2022-10/01/2042; market value $25,500)                        25,000
     25,000   HSBC USA, Inc., 0.09%, acquired 4/30/2015 and due on 5/01/2015 at $25,000
                   (collateralized by $20,875 of U.S. Treasury, 3.75%(d), due 11/15/2043;
                   market value $25,504)                                                          25,000
                                                                                             -----------
              Total Repurchase Agreements (cost: $75,000)                                         75,000
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $5,325,859)                                           $ 5,325,859
                                                                                             ===========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================


($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                  (LEVEL 1)               (LEVEL 2)            (LEVEL 3)
                                QUOTED PRICES               OTHER             SIGNIFICANT
                                  IN ACTIVE              SIGNIFICANT         UNOBSERVABLE
                                   MARKETS               OBSERVABLE             INPUTS
                                 FOR IDENTICAL             INPUTS
ASSETS                              ASSETS                                                             TOTAL
------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                    $--              $1,339,537                 $--         $1,339,537
Commercial Paper                           --               1,574,778                  --          1,574,778
Put Bonds                                  --                   5,000                  --              5,000
Variable-Rate Demand Notes                 --               2,100,264                  --          2,100,264
Adjustable-Rate Notes                      --                 231,280                  --            231,280
Repurchase Agreements                      --                  75,000                  --             75,000
------------------------------------------------------------------------------------------------------------
Total                                     $--              $5,325,859                 $--         $5,325,859
------------------------------------------------------------------------------------------------------------

================================================================================

15  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods

================================================================================

16  | USAA Money Market Fund

================================================================================

determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At April 30, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take

================================================================================

17  | USAA Money Market Fund

================================================================================

place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,281,200,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these amendments. Initial compliance dates for the various amendments range from July 2015 to October 2016.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD           Central School District
EDA           Economic Development Authority
EDC           Economic Development Corp.
IDA           Industrial Development Authority/Agency
IDB           Industrial Development Board
ISD           Independent School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Minnesota General Obligation or National Rural Utility Corp.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

19  | USAA Money Market Fund

================================================================================

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(d) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

================================================================================

                                         Notes to Portfolio of Investments |  20

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48495-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------

              EQUITY SECURITIES (96.5%)

              COMMON STOCKS (95.3%)

              CONSUMER DISCRETIONARY (6.8%)
              -----------------------------
              ADVERTISING (0.4%)
     71,500   CyberAgent, Inc.(a)                                             $     3,423
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (1.1%)
     41,805   Tesla Motors, Inc.*                                                   9,450
                                                                              -----------
              CONSUMER ELECTRONICS (1.3%)
    158,195   GoPro, Inc. "A"*                                                      7,923
     99,900   Sony Corp.*(a)                                                        3,017
                                                                              -----------
                                                                                   10,940
                                                                              -----------
              INTERNET RETAIL (4.0%)
     55,100   Amazon.com, Inc.*                                                    23,240
     51,745   Expedia, Inc.                                                         4,876
     11,095   Netflix, Inc.*                                                        6,174
                                                                              -----------
                                                                                   34,290
                                                                              -----------
              Total Consumer Discretionary                                         58,103
                                                                              -----------
              CONSUMER STAPLES (0.8%)
              -----------------------
              DRUG RETAIL (0.8%)
     43,250   CVS Health Corp.                                                      4,294
      7,200   Diplomat Pharmacy, Inc.*                                                258
     33,690   Walgreens Boots Alliance, Inc.                                        2,794
                                                                              -----------
                                                                                    7,346
                                                                              -----------
              Total Consumer Staples                                                7,346
                                                                              -----------
              HEALTH CARE (25.3%)
              -------------------
              BIOTECHNOLOGY (6.8%)
    107,420   Achillion Pharmaceuticals, Inc.*                                        940
     18,970   Acorda Therapeutics, Inc.*                                              570
     86,280   Alkermes plc*                                                         4,777
     27,290   Alnylam Pharmaceuticals, Inc.*                                        2,780
     42,645   Anacor Pharmaceuticals, Inc.*                                         2,247
    349,620   Arena Pharmaceuticals, Inc.*                                          1,524
    117,656   BioCryst Pharmaceuticals, Inc.*                                       1,093
      4,502   Biogen, Inc.*                                                         1,683
      2,000   Blueprint Medicines Corp.*                                               38
      2,400   Cellectis ADR*                                                           79
     38,740   Cepheid*                                                              2,173
     82,384   Dicerna Pharmaceuticals, Inc.*                                        1,653
     42,100   Five Prime Therapeutics, Inc.*                                          845
      2,601   Foundation Medicine, Inc.*                                              118
     63,479   Galapagos N.V.*                                                       2,678
    107,930   Gilead Sciences, Inc.*                                               10,848

================================================================================

1  | USAA Science & Technology Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     61,104   GlycoMimetics, Inc.*                                              $     507
     39,061   Incyte Corp.*                                                         3,795
     24,884   Innate Pharma S.A.*(a)                                                  432
      2,500   Invitae Corp.*                                                           27
     65,760   Ironwood Pharmaceuticals, Inc.*                                         898
     33,520   Otonomy, Inc.*                                                          880
     32,070   Portola Pharmaceuticals, Inc.*                                        1,145
     14,510   PTC Therapeutics, Inc.*                                                 853
     15,161   Regeneron Pharmaceuticals, Inc.*                                      6,936
     71,050   Regulus Therapeutics, Inc.*                                             892
    137,520   Rigel Pharmaceuticals, Inc.*                                            586
     12,176   Seattle Genetics, Inc.*                                                 418
      4,700   Synageva BioPharma Corp.*                                               432
     30,170   T2 Biosystems, Inc.*                                                    467
     54,268   TESARO, Inc.*                                                         2,956
     67,750   Trevena, Inc.*                                                          418
     24,512   Vertex Pharmaceuticals, Inc.*                                         3,022
                                                                                ---------
                                                                                   58,710
                                                                                ---------
              HEALTH CARE DISTRIBUTORS (1.4%)
     47,760   Cardinal Health, Inc.                                                 4,028
     34,360   McKesson Corp.                                                        7,676
                                                                                ---------
                                                                                   11,704
                                                                                ---------
              HEALTH CARE EQUIPMENT (4.9%)
     72,780   Abbott Laboratories                                                   3,378
     48,920   AtriCure, Inc.*                                                       1,077
     14,060   Becton, Dickinson & Co.                                               1,981
    276,350   Boston Scientific Corp.*                                              4,925
     49,511   Globus Medical, Inc. "A"*                                             1,183
     15,370   Heartware International, Inc.*                                        1,164
     98,670   K2M Group Holdings, Inc.*                                             2,073
    152,779   Medtronic plc                                                        11,374
     35,400   Ocular Therapeutix, Inc.*                                               777
     65,477   St. Jude Medical, Inc.                                                4,587
     38,750   Stryker Corp.                                                         3,574
     14,011   Teleflex, Inc.                                                        1,723
     34,791   Tornier N.V.*                                                           900
    107,605   TriVascular Technologies, Inc.*                                         785
     27,084   Zimmer Holdings, Inc.                                                 2,975
                                                                                ---------
                                                                                   42,476
                                                                                ---------
              HEALTH CARE FACILITIES (1.5%)
     19,460   Acadia Healthcare Co., Inc.*                                          1,333
     81,556   Al Noor Hospitals Group plc(a)                                        1,120
     71,220   HCA Holdings, Inc.*                                                   5,271
    101,062   NMC Health plc(a)                                                     1,181
    480,940   Phoenix Healthcare Group Co. Ltd.(a)                                    994
    141,817   Spire Healthcare Group plc*(a)                                          696
     18,350   Universal Health Services, Inc. "B"                                   2,146
                                                                                ---------
                                                                                   12,741
                                                                                ---------
              HEALTH CARE SERVICES (0.3%)
     68,590   Envision Healthcare Holdings, Inc.*                                   2,604
                                                                                ---------
              HEALTH CARE SUPPLIES (0.2%)
     20,347   DENTSPLY International, Inc.                                          1,038
     33,910   Endologix, Inc.*                                                        527
                                                                                ---------
                                                                                    1,565
                                                                                ---------
              HEALTH CARE TECHNOLOGY (1.2%)
     61,235   Allscripts Healthcare Solutions, Inc.*                                  814
     12,660   athenahealth, Inc.*                                                   1,553
     32,400   Castlight Health, Inc. "B"*                                             244
     46,000   IMS Health Holdings, Inc.*                                            1,269

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    323,860   M3, Inc.(a)                                                     $     6,105
                                                                              -----------
                                                                                    9,985
                                                                              -----------
              LIFE SCIENCES TOOLS & SERVICES (0.9%)
     27,790   Agilent Technologies, Inc.                                            1,150
      6,999   MorphoSys AG*(a)                                                        504
     40,190   PRA Health Sciences, Inc.*                                            1,144
     15,660   Quintiles Transnational Holdings, Inc.*                               1,032
     21,450   Thermo Fisher Scientific, Inc.                                        2,696
     32,160   WuXi PharmaTech Cayman, Inc. ADR*                                     1,388
                                                                              -----------
                                                                                    7,914
                                                                              -----------
              MANAGED HEALTH CARE (1.8%)
     64,370   Aetna, Inc.                                                           6,879
     40,680   Cigna Corp.                                                           5,070
     34,100   Qualicorp S.A.*                                                         281
     26,420   UnitedHealth Group, Inc.                                              2,943
                                                                              -----------
                                                                                   15,173
                                                                              -----------
              PHARMACEUTICALS (6.3%)
     32,038   Actavis plc*                                                          9,062
     73,411   Aerie Pharmaceuticals, Inc.*                                            708
     21,274   Almirall, S.A.*(a)                                                      401
     48,840   AstraZeneca plc ADR                                                   3,345
    208,580   Bristol-Myers Squibb Co.                                             13,293
     62,700   Daiichi Sankyo Co. Ltd.(a)                                            1,091
     27,600   Eisai Co. Ltd.(a)                                                     1,839
     52,020   Eli Lilly and Co.                                                     3,739
     12,910   Johnson & Johnson                                                     1,281
     55,325   Medicines Co.*                                                        1,417
     49,410   MediWound Ltd.*                                                         292
     58,130   Merck & Co., Inc.                                                     3,462
     45,770   Mylan N.V.*                                                           3,307
      8,400   Ono Pharmaceutical Co. Ltd.(a)                                          906
    105,220   Shionogi & Co. Ltd.(a)                                                3,430
     50,978   Tetraphase Pharmaceuticals, Inc.*                                     1,799
     36,182   Teva Pharmaceutical Industries Ltd. ADR                               2,186
     25,472   UCB S.A.(a)                                                           1,834
     81,517   XenoPort, Inc.*                                                         483
                                                                              -----------
                                                                                   53,875
                                                                              -----------
              Total Health Care                                                   216,747
                                                                              -----------

              INDUSTRIALS (2.4%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
     81,980   Nidec Corp.(a)                                                        6,112
                                                                              -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
     64,395   WageWorks, Inc.*                                                      3,246
                                                                              -----------
              RESEARCH & CONSULTING SERVICES (1.3%)
     70,545   Equifax, Inc.                                                         6,838
     79,550   Huron Consulting Group, Inc.*                                         4,822
                                                                              -----------
                                                                                   11,660
                                                                              -----------
              Total Industrials                                                    21,018
                                                                              -----------

              INFORMATION TECHNOLOGY (60.0%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
     33,795   Workday, Inc. "A"*                                                    3,082
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (6.5%)
     91,340   Arista Networks, Inc.*                                                5,847
    380,190   CIENA Corp.*                                                          8,098
  1,216,460   Cisco Systems, Inc.                                                  35,070

================================================================================

3  | USAA Science & Technology Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     53,490   F5 Networks, Inc.*                                              $     6,527
                                                                              -----------
                                                                                   55,542
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (10.2%)
     27,572   Alliance Data Systems Corp.*                                          8,198
     85,621   Automatic Data Processing, Inc.                                       7,238
    127,190   Cardtronics, Inc.*                                                    4,799
    142,075   EVERTEC, Inc.                                                         2,945
    504,765   Genpact Ltd.*                                                        11,034
    126,969   Heartland Payment Systems, Inc.                                       6,463
     71,200   Vantiv, Inc. "A"*                                                     2,784
    278,790   VeriFone Systems, Inc.*                                               9,972
    404,180   Visa, Inc. "A"                                                       26,696
     68,928   WEX, Inc.*                                                            7,769
                                                                              -----------
                                                                                   87,898
                                                                              -----------
              ELECTRONIC COMPONENTS (2.7%)
     60,380   Largan Precision Co. Ltd.(a)                                          6,041
     43,490   Murata Manufacturing Co. Ltd.(a)                                      6,136
  3,181,630   Sunny Optical Technology Group Co. Ltd.(a)                            7,055
     55,490   TDK Corp.(a)                                                          3,984
                                                                              -----------
                                                                                   23,216
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
    421,715   AAC Technologies Holdings, Inc.(a)                                    2,237
                                                                              -----------
              HOME ENTERTAINMENT SOFTWARE (0.4%)
     21,400   Nintendo Co. Ltd.(a)                                                  3,613
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (14.5%)
    146,583   21Vianet Group, Inc. ADR*                                             3,015
     92,420   Akamai Technologies, Inc.*                                            6,819
     59,425   Alibaba Group Holding Ltd. ADR*                                       4,831
     13,990   Baidu, Inc. ADR*                                                      2,802
    151,029   Dropbox, Inc., acquired 5/01/2012; cost $1,367*(a),(b),(c)            2,885
     45,550   eBay, Inc.*                                                           2,654
     41,330   Everyday Health, Inc.*                                                  507
    299,796   Facebook, Inc. "A"*                                                  23,615
     93,530   Google, Inc. "A"*                                                    51,326
    156,645   GrubHub, Inc.*                                                        6,449
    119,155   Marketo, Inc.*                                                        3,390
    546,665   Tencent Holdings Ltd.(a)                                             11,290
     53,620   Zillow Group, Inc. "A"*                                               5,235
                                                                              -----------
                                                                                  124,818
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (2.9%)
    143,651   Accenture plc "A"                                                    13,309
    196,784   Cognizant Technology Solutions Corp. "A"*                            11,520
                                                                              -----------
                                                                                   24,829
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (2.7%)
    353,230   Applied Materials, Inc.                                               6,990
     38,500   Disco Corp.(a)                                                        3,486
     74,545   Hermes Microvision, Inc.(a)                                           5,259
     51,910   MKS Instruments, Inc.                                                 1,807
    356,300   Sumco Corp.(a)                                                        5,395
                                                                              -----------
                                                                                   22,937
                                                                              -----------
              SEMICONDUCTORS (8.7%)
     30,790   Analog Devices, Inc.                                                  1,904
    105,405   Cypress Semiconductor Corp.                                           1,404
    285,905   Freescale Semiconductor Ltd.*                                        11,176
    851,073   Intel Corp.                                                          27,702
     40,335   Linear Technology Corp.                                               1,861
     31,580   Microchip Technology, Inc.                                            1,505
    121,380   NXP Semiconductors N.V.*                                             11,667

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
     63,170   Power Integrations, Inc.                                                  $     3,126
     58,600   ROHM Co. Ltd.(a)                                                                4,058
    109,750   SunEdison Semiconductor Ltd.*                                                   2,451
  1,546,655   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                  7,467
                                                                                        -----------
                                                                                             74,321
                                                                                        -----------
              SYSTEMS SOFTWARE (1.1%)
    203,060   Fleetmatics Group plc*                                                          9,256
                                                                                        -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     20,165   Arrow Electronics, Inc.*                                                        1,204
                                                                                        -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (9.5%)
    549,975   Apple, Inc.                                                                    68,830
    288,425   Nimble Storage, Inc.*                                                           7,055
     60,050   Western Digital Corp.                                                           5,869
                                                                                        -----------
                                                                                             81,754
                                                                                        -----------
              Total Information Technology                                                  514,707
                                                                                        -----------
              Total Common Stocks (cost: $613,672)                                          817,921
                                                                                        -----------

              PREFERRED STOCKS (1.2%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
     94,942   Pure Storage, Inc. "F", acquired 4/16/2014; cost $1,493*(a),(b),(c)             1,566
                                                                                        -----------

              INDUSTRIALS (0.2%)
              ------------------
              INDUSTRIAL MACHINERY (0.2%)
     37,837   Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(a),(b),(c)                   1,249
                                                                                        -----------

              INFORMATION TECHNOLOGY (0.8%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (0.5%)
    133,140   Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(a),(b),(c)            4,436
                                                                                        -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
    151,427   Nutanix, Inc., acquired 8/25/2014; cost $2,029*(a),(b),(c)                      2,694
                                                                                        -----------
              Total Information Technology                                                    7,130
                                                                                        -----------
              Total Preferred Stocks (cost: $6,138)                                           9,945
                                                                                        -----------
              Total Equity Securities (cost: $619,810)                                      827,866
                                                                                        -----------

              MONEY MARKET INSTRUMENTS (3.9%)

              MONEY MARKET FUNDS (3.9%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.10%(d)
  33,485,611  (cost: $33,486)                                                                33,486
                                                                                        -----------

              TOTAL INVESTMENTS (COST: $653,296)                                        $   861,352
                                                                                        ===========

================================================================================

5  | USAA Science & Technology Fund

================================================================================

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                             (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES         OTHER          SIGNIFICANT
                                             IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                              MARKETS          OBSERVABLE          INPUTS
                                           FOR IDENTICAL         INPUTS
ASSETS                                        ASSETS                                                 TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $      715,928     $        99,108    $      2,885    $  817,921
  Preferred Stocks                                    --                  --           9,945         9,945
Money Market Instruments:
  Money Market Funds                              33,486                  --              --        33,486
----------------------------------------------------------------------------------------------------------
Total                                     $      749,414     $        99,108    $     12,830    $  861,352
----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    COMMON STOCKS         PREFERRED STOCKS
----------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2014                                               $2,711                   $4,400
 Purchases                                                                      -                    2,029
 Sales                                                                      (363)                        -
 Transfers into Level 3                                                         -                        -
 Transfers out of Level 3                                                       -                        -
 Net realized gain (loss) on investments                                      191                        -
 Change in net unrealized appreciation/depreciation of investments            346                    3,516
----------------------------------------------------------------------------------------------------------
 Balance as of April 30, 2015                                              $2,885                   $9,945
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, common stocks with fair value of $504,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s),

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at last quoted or purchase price. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

================================================================================

9  | USAA Science & Technology Fund

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                         FAIR VALUE AT                          SIGNIFICANT
                         APRIL 30, 2015      VALUATION         UNOBSERVABLE
 ASSETS                   ($ IN 000's)      TECHNIQUE(S)         INPUT(S)           RANGE
 EQUITY SECURITIES:

 Preferred Stocks           $4,259            Market        Revenue Multiple(a)      4.9x
                                           Comparables
                                                            Discount for lack
                                                            of marketability(b)      10%

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2015, did not include master netting provisions.

FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. When the contracts are settled, the Fund records a realized gain or loss

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates. Certain of the Fund's foreign currency contracts are entered into pursuant to International Swaps and Derivative Association (ISDA) Master Agreements, which may contain netting provisions providing for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination.

D. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $215,825,000 and $7,769,000, respectively, resulting in net unrealized appreciation of $208,056,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $858,160,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.0% of net assets at April 30, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $111,936,000, which represented 13.0% of the Fund's net assets.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2015, was $12,830,000, which represented 1.5% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933.

(d) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*      Non-income-producing security.

================================================================================

11  | USAA Science & Technology Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48482-0615                                   (c)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2015 (unaudited)

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (41.8%)

              CONSUMER DISCRETIONARY (2.5%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$       808   PVH Corp. (a)                                           3.25%       2/13/2020        $       815
                                                                                                   -----------
              AUTOMOBILE MANUFACTURERS (0.6%)
      5,000   Ford Motor Credit Co., LLC                             12.00        5/15/2015              5,015
      5,000   Ford Motor Credit Co., LLC                              1.70        5/09/2016              5,027
     10,000   Ford Motor Credit Co., LLC                              1.68        9/08/2017             10,008
      5,000   Ford Motor Credit Co., LLC                              2.38        1/16/2018              5,079
                                                                                                   -----------
                                                                                                        25,129
                                                                                                   -----------
              CABLE & SATELLITE (0.4%)
      1,925   CSC Holdings, LLC (a)                                   2.18        4/17/2018              1,925
     15,000   NBCUniversal Enterprise (b)                             0.96 (c)    4/15/2018             15,118
                                                                                                   -----------
                                                                                                        17,043
                                                                                                   -----------
              CASINOS & GAMING (0.2%)
      9,925   Las Vegas Sands Corp. (a)                               3.25       12/19/2020              9,945
                                                                                                   -----------
              CATALOG RETAIL (0.1%)
      3,000   QVC, Inc.                                               3.13        4/01/2019              3,019
                                                                                                   -----------
              GENERAL MERCHANDISE STORES (0.1%)
      2,000   Dollar Tree, Inc. (a)                                   4.25        3/09/2022              2,028
                                                                                                   -----------
              HOME FURNISHINGS (0.1%)
      3,335   Tempur Sealy International, Inc. (a)                    3.50        3/18/2020              3,353
                                                                                                   -----------
              HOUSEHOLD APPLIANCES (0.2%)
      7,000   Whirlpool Corp.                                         1.35        3/01/2017              7,022
                                                                                                   -----------
              MOVIES & ENTERTAINMENT (0.1%)
      4,812   Regal Cinemas Corp. (a)                                 3.75        4/01/2022              4,842
                                                                                                   -----------
              RESTAURANTS (0.4%)
     14,550   ARAMARK Services, Inc. (a)                              3.25        9/07/2019             14,645
                                                                                                   -----------
              SPECIALTY STORES (0.3%)
      1,000   PetSmart, Inc. (a)                                      5.00        3/11/2022              1,013
     10,000   Staples, Inc.                                           2.75        1/12/2018             10,101
      3,000   Staples, Inc. (a),(d)                                   3.59        4/07/2021              3,014
                                                                                                   -----------
                                                                                                        14,128
                                                                                                   -----------
              Total Consumer Discretionary                                                             101,969
                                                                                                   -----------
              CONSUMER STAPLES (1.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      5,000   Cargill, Inc. (b)                                       1.90        3/01/2017              5,070
      3,000   Ingredion, Inc.                                         3.20       11/01/2015              3,030
                                                                                                   -----------
                                                                                                         8,100
                                                                                                   -----------
              DRUG RETAIL (0.4%)
      7,000   Walgreens Boots Alliance, Inc.                          1.75       11/17/2017              7,062

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     8,000   Walgreens Boots Alliance, Inc.                          2.70%      11/18/2019        $     8,159
                                                                                                   -----------
                                                                                                        15,221
                                                                                                   -----------
              HOUSEHOLD PRODUCTS (0.3%)
     10,000   Church & Dwight Co., Inc.                               2.45       12/15/2019             10,164
                                                                                                   -----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     10,000   Costco Wholesale Corp.                                  0.65       12/07/2015             10,021
                                                                                                   -----------
              PACKAGED FOODS & MEAT (0.4%)
      7,000   JM Smucker Co. (b)                                      1.75        3/15/2018              7,032
      5,000   JM Smucker Co. (b)                                      2.50        3/15/2020              5,039
      5,000   Kraft Foods Group, Inc.                                 2.25        6/05/2017              5,089
                                                                                                   -----------
                                                                                                        17,160
                                                                                                   -----------
              SOFT DRINKS (0.0%)
      1,000   Coca-Cola Co. (e)                                       1.80        9/01/2016              1,016
                                                                                                   -----------
              TOBACCO (0.1%)
      5,000   Lorillard Tobacco Co.                                   2.30        8/21/2017              5,064
                                                                                                   -----------
              Total Consumer Staples                                                                    66,746
                                                                                                   -----------
              ENERGY (5.6%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
         93   Phillips Petroleum Co.                                  7.67        7/02/2015                 94
                                                                                                   -----------
              OIL & GAS DRILLING (0.8%)
      5,000   Nabors Industries, Inc.                                 2.35        9/15/2016              5,016
      5,000   Noble Holding International Ltd.                        3.45        8/01/2015              5,019
      4,000   Noble Holding International Ltd.                        2.50        3/15/2017              4,000
      5,000   Noble Holding International Ltd.                        4.00        3/16/2018              5,110
      1,000   Noble Holding International Ltd.                        4.90        8/01/2020              1,008
      7,000   Transocean, Inc.                                        4.95       11/15/2015              7,131
      5,000   Transocean, Inc.                                        5.05       12/15/2016              5,213
                                                                                                   -----------
                                                                                                        32,497
                                                                                                   -----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
      3,215   Weatherford International Ltd.                          5.13        9/15/2020              3,261
                                                                                                   -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
      4,000   EQT Corp.                                               6.50        4/01/2018              4,454
      3,400   Murphy Oil Corp.                                        2.50       12/01/2017              3,406
      7,000   Southwestern Energy Co.                                 3.30        1/23/2018              7,186
      6,950   Southwestern Energy Co.                                 4.05        1/23/2020              7,211
                                                                                                   -----------
                                                                                                        22,257
                                                                                                   -----------
              OIL & GAS REFINING & MARKETING (0.3%)
      5,000   Phillips 66                                             2.95        5/01/2017              5,172
      5,578   Tesoro Corp. (a)                                        2.43        5/30/2016              5,581
                                                                                                   -----------
                                                                                                        10,753
                                                                                                   -----------
              OIL & GAS STORAGE & TRANSPORTATION (3.9%)
      2,125   Boardwalk Pipelines, LLC                                5.75        9/15/2019              2,281
      3,310   Colorado Interstate Gas Co., LLC                        6.80       11/15/2015              3,411
      7,150   Copano Energy, LLC                                      7.13        4/01/2021              7,608
      5,000   DCP Midstream, LLC (b)                                  5.35        3/15/2020              4,962
      5,000   DCP Midstream, LLC (b)                                  4.75        9/30/2021              4,793
      2,000   Enbridge Energy Partners, LP                            9.88        3/01/2019              2,508
     11,400   Enbridge Energy Partners, LP                            8.05       10/01/2077             11,885
      1,000   Energy Transfer Partners, LP                            9.70        3/15/2019              1,253
     12,000   Energy Transfer Partners, LP                            3.27 (c)   11/01/2066             10,485
      2,000   Enterprise Products Operating, LLC                      3.70        6/01/2015              2,004
      5,000   Enterprise Products Operating, LLC                      1.25        8/13/2015              5,008
      7,000   Enterprise Products Operating, LLC                      2.55       10/15/2019              7,123
     11,000   Florida Gas Transmission (b)                            4.00        7/15/2015             11,062
      5,000   Gulfstream Natural Gas System, LLC (b)                  6.95        6/01/2016              5,264

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     1,044   Kern River Funding Corp. (b)                            6.68%       7/31/2016        $     1,097
      3,693   Kern River Funding Corp. (b)                            4.89        4/30/2018              3,912
      5,000   Kinder Morgan Energy Partners, LP                       4.10       11/15/2015              5,086
      5,000   Kinder Morgan Energy Partners, LP                       3.50        3/01/2016              5,101
      5,000   Kinder Morgan, Inc.                                     2.00       12/01/2017              5,016
      4,000   NGPL PipeCo, LLC (b)                                    7.12       12/15/2017              4,090
     16,968   NuStar Logistics, LP                                    8.15        4/15/2018             19,195
      5,000   ONEOK Partners, LP                                      3.80        3/15/2020              5,159
      4,000   Plains All American Pipeline, LP                        3.95        9/15/2015              4,045
     10,000   Plains All American Pipeline, LP                        2.60       12/15/2019             10,110
     12,000   Sabine Pass LNG, LP                                     7.50       11/30/2016             12,855
      5,000   Spectra Energy Partners, LP                             2.95        6/15/2016              5,103
                                                                                                   -----------
                                                                                                       160,416
                                                                                                   -----------
              Total Energy                                                                             229,278
                                                                                                   -----------
              FINANCIALS (17.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     10,000   FS Investment Corp.                                     4.00        7/15/2019             10,140
      5,000   State Street Corp.                                      1.35        5/15/2018              4,991
                                                                                                   -----------
                                                                                                        15,131
                                                                                                   -----------
              CONSUMER FINANCE (0.8%)
     12,000   Ally Financial, Inc.                                    4.63        6/26/2015             12,045
     15,000   Capital One Financial Corp.                             1.00       11/06/2015             15,019
      5,000   Capital One, N.A.                                       1.50        9/05/2017              4,993
                                                                                                   -----------
                                                                                                        32,057
                                                                                                   -----------
              DIVERSIFIED BANKS (2.6%)
     15,000   Bank of America Corp.                                   1.50       10/09/2015             15,049
      7,000   Bank of America, N.A.                                   6.10        6/15/2017              7,603
      5,000   Citigroup, Inc.                                         4.45        1/10/2017              5,258
     10,000   Citigroup, Inc.                                         1.55        8/14/2017             10,005
      5,000   Citigroup, Inc.                                         1.85       11/24/2017              5,035
      5,000   JPMorgan Chase & Co.                                    3.40        6/24/2015              5,022
     10,000   JPMorgan Chase & Co.                                    0.94 (c)   10/15/2015             10,022
      5,000   JPMorgan Chase & Co.                                    1.35        2/15/2017              5,016
     10,000   Santander Holdings USA, Inc.                            3.00        9/24/2015             10,065
     10,000   Santander Holdings USA, Inc.                            2.65        4/17/2020              9,951
     14,000   U.S. Bancorp                                            3.44        2/01/2016             14,275
     10,000   Wachovia Corp.                                          0.62 (c)   10/28/2015             10,003
                                                                                                   -----------
                                                                                                       107,304
                                                                                                   -----------
              LIFE & HEALTH INSURANCE (1.8%)
      5,000   MetLife Global Funding I (b)                            3.65        6/14/2018              5,321
      5,000   New York Life Global Funding (b)                        3.00        5/04/2015              5,000
     10,000   New York Life Global Funding (b)                        1.30       10/30/2017             10,020
     20,000   New York Life Global Funding (b)                        1.30        4/27/2018             20,001
     16,800   Prudential Covered Trust (b)                            3.00        9/30/2015             16,929
     16,400   TIAA Asset Management Finance, LLC (b)                  2.95       11/01/2019             16,769
                                                                                                   -----------
                                                                                                        74,040
                                                                                                   -----------
              MULTI-LINE INSURANCE (0.6%)
     10,000   American International Group, Inc.                      5.85        1/16/2018             11,149
      2,545   Glen Meadow Pass-Through Trust (b)                      6.51        2/12/2067              2,392
      9,000   MassMutual Global Funding, LLC (b)                      2.10        8/02/2018              9,172
                                                                                                   -----------
                                                                                                        22,713
                                                                                                   -----------
              MULTI-SECTOR HOLDINGS (0.6%)
     21,856   Leucadia National Corp.                                 8.13        9/15/2015             22,415
                                                                                                   -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
      4,829   AWAS Finance Luxembourg 2012 S.A. (a)                   3.50        7/16/2018              4,846
      7,000   Countrywide Financial Corp.                             6.25        5/15/2016              7,358
      6,000   General Electric Capital Corp.                          0.87 (c)   12/11/2015              6,022

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     3,000   General Electric Capital Corp.                          0.47% (c)   1/08/2016        $     3,004
      4,873   Receipts on Corporate Securities Trust                  6.50        8/01/2017              5,181
                                                                                                   -----------
                                                                                                        26,411
                                                                                                   -----------
              PROPERTY & CASUALTY INSURANCE (1.8%)
     12,000   Allstate Corp.                                          6.13        5/15/2067             12,765
     17,016   Chubb Corp.                                             6.38        3/29/2067             18,122
     12,420   Oil Insurance Ltd. (b)                                  3.26 (c)            -(f)          10,805
     13,080   Progressive Corp.                                       6.70        6/15/2067             13,808
     18,100   Sirius International Group (b)                          6.38        3/20/2017             19,401
                                                                                                   -----------
                                                                                                        74,901
                                                                                                   -----------
              REGIONAL BANKS (3.9%)
      8,000   Allfirst Preferred Capital Trust                        1.78 (c)    7/15/2029              7,120
     13,000   Associated Banc-Corp.                                   2.75       11/15/2019             13,121
      2,000   BB&T Corp.                                              3.95        4/29/2016              2,066
      8,000   BB&T Corp.                                              1.13 (c)    6/15/2018              8,080
     10,000   Compass Bank                                            1.85        9/29/2017             10,019
      5,000   Compass Bank                                            2.75        9/29/2019              5,060
      5,000   Cullen/Frost Bankers, Inc.                              0.79 (c)    2/15/2017              4,965
      3,000   Fifth Third Bancorp                                     0.69 (c)   12/20/2016              2,984
      3,806   Fifth Third Bancorp                                     4.50        6/01/2018              4,102
      5,000   First Niagara Financial Group, Inc.                     6.75        3/19/2020              5,519
     15,000   First Republic Bank                                     2.38        6/17/2019             15,154
      5,247   First Tennessee Bank, N.A.                              5.65        4/01/2016              5,420
      8,500   Fulton Financial Corp.                                  5.75        5/01/2017              9,049
     10,000   Huntington National Bank                                1.35        8/02/2016             10,021
      5,000   Huntington National Bank                                1.38        4/24/2017              5,002
      5,000   Manufacturers & Traders Trust Co.                       1.25        1/30/2017              5,007
     10,000   MUFG Americas Holdings Corp.                            2.25        2/10/2020             10,014
      5,000   MUFG Union Bank, N.A.                                   2.13        6/16/2017              5,081
      5,000   MUFG Union Bank, N.A.                                   2.63        9/26/2018              5,142
      5,480   Regions Financial Corp.                                 5.75        6/15/2015              5,511
     15,000   SunTrust Bank                                           0.55 (c)    8/24/2015             14,997
      4,900   Zions Bancorp                                           5.50       11/16/2015              4,980
                                                                                                   -----------
                                                                                                       158,414
                                                                                                   -----------
              REITs - DIVERSIFIED (0.3%)
      8,333   ARC Properties Operating Partnership LP (a)             2.28        6/30/2018              7,875
      4,555   Washington REIT                                         5.35        5/01/2015              4,555
                                                                                                   -----------
                                                                                                        12,430
                                                                                                   -----------
              REITs - HEALTH CARE (0.6%)
      5,000   Health Care REIT, Inc.                                  3.63        3/15/2016              5,114
      2,505   Health Care REIT, Inc.                                  4.13        4/01/2019              2,678
      3,843   Healthcare Realty Trust                                 6.50        1/17/2017              4,194
      2,950   Nationwide Health Properties, Inc.                      6.90       10/01/2037              3,821
      5,000   Ventas Realty, LP                                       3.13       11/30/2015              5,065
      3,000   Ventas Realty, LP                                       4.00        4/30/2019              3,201
                                                                                                   -----------
                                                                                                        24,073
                                                                                                   -----------
              REITs - HOTEL & RESORT (0.2%)
      8,080   Hospitality Properties Trust                            5.63        3/15/2017              8,604
                                                                                                   -----------
              REITs - OFFICE (0.8%)
      2,000   BioMed Realty, LP                                       3.85        4/15/2016              2,047
      9,000   Boston Properties, LP (e)                               3.70       11/15/2018              9,575
      4,000   Equity CommonWealth                                     6.25        8/15/2016              4,138
      2,000   Equity CommonWealth                                     6.25        6/15/2017              2,136
      7,000   Mack-Cali Realty, LP                                    2.50       12/15/2017              7,062
      7,680   Reckson Operating Partnership, LP                       6.00        3/31/2016              8,001
                                                                                                   -----------
                                                                                                        32,959
                                                                                                   -----------
              REITs - RESIDENTIAL (0.6%)
     11,664   AvalonBay Communities, Inc.                             5.70        3/15/2017             12,599
      2,780   ERP Operating, LP                                       5.38        8/01/2016              2,932

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     7,095   Essex Portfolio, LP                                     5.50%       3/15/2017        $     7,617
      2,000   UDR, Inc.                                               5.25        1/15/2016              2,057
                                                                                                   -----------
                                                                                                        25,205
                                                                                                   -----------
              REITs - RETAIL (0.9%)
      4,000   Kimco Realty Corp.                                      5.58       11/23/2015              4,103
      5,749   National Retail Properties, Inc.                        6.15       12/15/2015              5,919
     11,355   Realty Income Corp.                                     2.00        1/31/2018             11,470
      6,055   Regency Centers, LP                                     5.25        8/01/2015              6,123
      7,000   Simon Property Group, LP                                6.13        5/30/2018              7,963
                                                                                                   -----------
                                                                                                        35,578
                                                                                                   -----------
              REITs - SPECIALIZED (0.5%)
     15,000   American Tower Corp.                                    3.40        2/15/2019             15,556
      4,000   Communications Sales & Leasing, Inc. (a)                5.00        9/30/2022              3,998
                                                                                                   -----------
                                                                                                        19,554
                                                                                                   -----------
              THRIFTS & MORTGAGE FINANCE (0.4%)
      6,600   Chittenden Corp.                                        0.94 (c)    2/14/2017              6,566
      9,500   People's United Financial, Inc.                         3.65       12/06/2022              9,715
                                                                                                   -----------
                                                                                                        16,281
                                                                                                   -----------
              Total Financials                                                                         708,070
                                                                                                   -----------
              HEALTH CARE (1.9%)
              ------------------
              HEALTH CARE DISTRIBUTORS (0.2%)
      7,000   McKesson Corp.                                          0.66 (c)    9/10/2015              7,003
                                                                                                   -----------
              HEALTH CARE EQUIPMENT (0.6%)
     10,000   Becton Dickinson and Co.                                1.45        5/15/2017             10,029
     10,000   Mallinckrodt International Finance S.A.                 3.50        4/15/2018             10,025
      5,000   Medtronic, Inc. (b)                                     2.50        3/15/2020              5,109
                                                                                                   -----------
                                                                                                        25,163
                                                                                                   -----------
              HEALTH CARE SERVICES (0.1%)
      5,000   Express Scripts Holding Co.                             2.65        2/15/2017              5,116
                                                                                                   -----------
              PHARMACEUTICALS (1.0%)
     10,000   AbbVie, Inc.                                            1.02 (c)   11/06/2015             10,027
      5,000   Actavis Funding SCS                                     2.35        3/12/2018              5,064
      5,000   Actavis Funding SCS                                     3.00        3/12/2020              5,098
      5,970   Valeant Pharmaceuticals International, Inc. (a)         3.50        2/13/2019              5,997
        853   Valeant Pharmaceuticals International, Inc. (a)         3.50       12/11/2019                856
     11,278   Zoetis, Inc.                                            1.88        2/01/2018             11,292
                                                                                                   -----------
                                                                                                        38,334
                                                                                                   -----------
              Total Health Care                                                                         75,616
                                                                                                   -----------
              INDUSTRIALS (4.6%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
      5,000   L-3 Communications Corp. (e)                            3.95       11/15/2016              5,180
      1,578   Orbital ATK, Inc. (a)                                   3.50       11/01/2020              1,587
        978   TransDigm, Inc. (a)                                     3.50        2/14/2017                980
      3,930   TransDigm, Inc. (a)                                     3.75        2/28/2020              3,945
      5,000   United Technologies Corp.                               1.80        6/01/2017              5,096
                                                                                                   -----------
                                                                                                        16,788
                                                                                                   -----------
              AIR FREIGHT & LOGISTICS (0.4%)
     10,000   FedEx Corp.                                             2.30        2/01/2020             10,059
      1,309   FedEx Corp. Pass-Through Trust (b)                      2.63        1/15/2018              1,332
      2,890   FedEx Corp. Pass-Through Trust                          6.85        7/15/2020              3,194
                                                                                                   -----------
                                                                                                        14,585
                                                                                                   -----------
              AIRLINES (1.4%)
        506   America West Airlines, Inc. Pass-Through Trust          7.12        7/02/2018                542

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     6,677   American Airlines 2014-1 Class B Pass-Through
                  Trust                                               4.38%       4/01/2024        $     6,928
     14,800   Aviation Capital Group Corp. (b)                        3.88        9/27/2016             15,210
      2,749   Continental Airlines 1998-1 Class A Pass
                  Through Trust                                       6.65        3/15/2019              2,857
      9,513   Continental Airlines, Inc. Pass-Through Trust           5.50        4/29/2022             10,107
      1,425   United Air Lines, Inc. Pass-Through Trust               9.75        7/15/2018              1,563
      1,570   United Airlines, Inc. Pass-Through Trust                4.63        3/03/2024              1,617
      4,658   US Airways Group, Inc. Pass-Through Trust               8.50       10/22/2018              5,124
      1,319   US Airways Group, Inc. Pass-Through Trust
                  (INS)                                               7.08        9/20/2022              1,451
      4,950   US Airways, Inc. (a)                                    3.00       11/23/2016              4,957
      4,950   US Airways, Inc. (a)                                    3.50        5/23/2019              4,963
                                                                                                   -----------
                                                                                                        55,319
                                                                                                   -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
      2,000   CNH Industrial Capital, LLC                             3.88       11/01/2015              2,015
      3,000   CNH Industrial Capital, LLC                             3.63        4/15/2018              3,023
      9,925   Terex Corp. (a)                                         3.50        8/13/2021              9,957
                                                                                                   -----------
                                                                                                        14,995
                                                                                                   -----------
              RAILROADS (0.2%)
     10,000   TTX Co. (b)                                             5.40        2/15/2016             10,284
                                                                                                   -----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
     10,000   International Lease Finance Corp.                       2.22 (c)    6/15/2016              9,987
     13,000   International Lease Finance Corp. (b)                   7.13        9/01/2018             14,755
                                                                                                   -----------
                                                                                                        24,742
                                                                                                   -----------
              TRUCKING (1.2%)
      5,000   ERAC USA Finance, LLC (b)                               1.40        4/15/2016              5,019
      5,000   ERAC USA Finance, LLC (b)                               2.75        3/15/2017              5,138
      3,000   ERAC USA Finance, LLC (b)                               6.38       10/15/2017              3,349
      5,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                           3.13        5/11/2015              5,002
     10,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                           2.50        3/15/2016             10,123
      4,970   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                           3.38        3/15/2018              5,156
     14,000   Penske Truck Leasing Co., LP / PTL Finance
                  Corp. (b)                                           2.88        7/17/2018             14,317
                                                                                                   -----------
                                                                                                        48,104
                                                                                                   -----------
              Total Industrials                                                                        184,817
                                                                                                   -----------
              INFORMATION TECHNOLOGY (1.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.1%)
      5,000   Harris Corp.                                            2.70        4/27/2020              5,033
                                                                                                   -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
      5,000   Fiserv, Inc.                                            3.13        6/15/2016              5,120
     10,000   Total System Services, Inc.                             2.38        6/01/2018             10,068
      3,000   Xerox Corp.                                             2.95        3/15/2017              3,086
                                                                                                   -----------
                                                                                                        18,274
                                                                                                   -----------
              ELECTRONIC COMPONENTS (0.1%)
      5,000   Amphenol Corp.                                          2.55        1/30/2019              5,082
                                                                                                   -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      3,000   FLIR Systems, Inc. (e)                                  3.75        9/01/2016              3,086
                                                                                                   -----------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
     12,000   Molex Electronics Technologies, LLC (b)                 2.88        4/15/2020             12,033
                                                                                                   -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      5,000   Tech Data Corp.                                         3.75        9/21/2017              5,148
                                                                                                   -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
$    11,387   Dell, Inc.                                              2.30%       9/10/2015        $    11,416
                                                                                                   -----------
              Total Information Technology                                                              60,072
                                                                                                   -----------
              MATERIALS (1.4%)
              ----------------
              ALUMINUM (0.2%)
      5,046   Alcoa, Inc.                                             6.75        7/15/2018              5,711
                                                                                                   -----------
              CONSTRUCTION MATERIALS (0.3%)
      3,597   CRH America, Inc.                                       4.13        1/15/2016              3,668
     10,000   Martin Marietta Materials, Inc.                         1.37 (c)    6/30/2017              9,952
                                                                                                   -----------
                                                                                                        13,620
                                                                                                   -----------
              DIVERSIFIED METALS & MINING (0.4%)
      3,000   Freeport-McMoRan, Inc.                                  2.30       11/14/2017              3,015
      7,625   Freeport-McMoRan, Inc. (a)                              1.94        5/31/2018              7,530
      5,000   Freeport-McMoRan, Inc.                                  3.10        3/15/2020              4,947
                                                                                                   -----------
                                                                                                        15,492
                                                                                                   -----------
              SPECIALTY CHEMICALS (0.5%)
      6,000   Albemarle Corp.                                         3.00       12/01/2019              6,021
     14,000   Rockwood Specialties Group, Inc.                        4.63       10/15/2020             14,630
                                                                                                   -----------
                                                                                                        20,651
                                                                                                   -----------
              Total Materials                                                                           55,474
                                                                                                   -----------
              TELECOMMUNICATION SERVICES (2.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
     25,000   AT&T, Inc. (d)                                          2.45        6/30/2020             25,002
      5,000   Centel Capital Corp.                                    9.00       10/15/2019              6,029
      3,600   CenturyLink, Inc.                                       6.45        6/15/2021              3,888
     12,344   Verizon Communications, Inc.                            2.50        9/15/2016             12,607
     10,000   Verizon Communications, Inc.                            1.35        6/09/2017              9,999
                                                                                                   -----------
                                                                                                        57,525
                                                                                                   -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     11,250   CC Holdings GS V, LLC / Crown Castle GS III
                  Corp                                                2.38       12/15/2017             11,372
      6,947   Crown Castle Operating Co. (a)                          3.00        1/31/2019              6,981
      4,770   Grain Spectrum Funding, LLC (b)                         4.00       10/10/2018              4,852
                                                                                                   -----------
                                                                                                        23,205
                                                                                                   -----------
              Total Telecommunication Services                                                          80,730
                                                                                                   -----------
              UTILITIES (3.2%)
              ----------------
              ELECTRIC UTILITIES (2.0%)
      3,000   Appalachian Power Co.                                   3.40        5/24/2015              3,005
      8,000   Duke Energy Corp.                                       2.10        6/15/2018              8,158
      6,700   Entergy Corp.                                           4.70        1/15/2017              7,005
     10,000   Entergy Texas, Inc.                                     3.60        6/01/2015             10,022
     10,000   Eversource Energy                                       1.60        1/15/2018             10,042
      7,000   FirstEnergy Corp.                                       2.75        3/15/2018              7,155
     12,000   IPALCO Enterprises, Inc. (e)                            5.00        5/01/2018             12,840
      7,000   Otter Tail Corp.                                        9.00       12/15/2016              7,799
      3,300   PNM Resources, Inc.                                     9.25        5/15/2015              3,311
      9,000   PPL Energy Supply, LLC                                  6.20        5/15/2016              9,288
      2,200   PPL Energy Supply, LLC                                  5.70       10/15/2035              2,223
        824   Tri-State General & Transport Association Pass-
                  Through Trust (b)                                   6.04        1/31/2018                860
                                                                                                   -----------
                                                                                                        81,708
                                                                                                   -----------
              GAS UTILITIES (0.4%)
        660   Alliance Pipeline, LP (b)                               7.00       12/31/2019                723

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$    13,000   Gulfstream Natural Gas System, LLC (b)                  5.56%      11/01/2015        $    13,250
                                                                                                   -----------
                                                                                                        13,973
                                                                                                   -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      3,840   Calpine Corp. (a)                                       4.00        4/01/2018              3,869
      9,805   NRG Energy, Inc. (a)                                    2.75        7/02/2018              9,792
                                                                                                   -----------
                                                                                                        13,661
                                                                                                   -----------
              MULTI-UTILITIES (0.5%)
     11,100   Integrys Energy Group, Inc.                             6.11       12/01/2066             10,896
      1,000   Puget Sound Energy, Inc.                                6.75        1/15/2016              1,043
     10,000   Sempra Energy                                           2.40        3/15/2020             10,078
                                                                                                   -----------
                                                                                                        22,017
                                                                                                   -----------
              Total Utilities                                                                          131,359
                                                                                                   -----------
              Total Corporate Obligations (cost: $1,676,757)                                         1,694,131
                                                                                                   -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (16.5%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.1%)
      5,000   Daimler Finance N.A., LLC (b)                           1.30        7/31/2015              5,009
      5,000   Daimler Finance, N.A., LLC (b)                          1.88        1/11/2018              5,063
     10,000   Hyundai Capital America (b)                             1.88        8/09/2016             10,099
      2,000   Hyundai Capital America (b)                             1.45        2/06/2017              2,002
      7,800   Hyundai Capital Services, Inc. (b)                      1.07 (c)    3/18/2017              7,813
     13,235   Nissan Motor Acceptance Corp. (b)                       0.81 (c)    3/03/2017             13,277
                                                                                                   -----------
                                                                                                        43,263
                                                                                                   -----------
              Total Consumer Discretionary                                                              43,263
                                                                                                   -----------
              CONSUMER STAPLES (0.6%)
              -----------------------
              BREWERS (0.4%)
      5,000   SABMiller Holdings, Inc. (b)                            2.45        1/15/2017              5,104
      9,530   SABMiller Holdings, Inc. (b)                            2.20        8/01/2018              9,633
                                                                                                   -----------
                                                                                                        14,737
                                                                                                   -----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A. (b)                                  2.95        1/15/2017              5,133
                                                                                                   -----------
              TOBACCO (0.1%)
      5,000   B.A.T. International Finance plc (b)                    2.13        6/07/2017              5,080
                                                                                                   -----------
              Total Consumer Staples                                                                    24,950
                                                                                                   -----------
              ENERGY (1.6%)
              -------------
              INTEGRATED OIL & GAS (1.1%)
      8,000   BP Capital Markets plc                                  1.63        8/17/2017              8,048
     12,820   Origin Energy Finance Ltd. (b)                          3.50       10/09/2018             13,213
     10,000   Petrobras Global Finance B.V.                           2.00        5/20/2016              9,825
     15,000   Shell International Finance B.V.                        1.13        8/21/2017             15,062
                                                                                                   -----------
                                                                                                        46,148
                                                                                                   -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      7,000   Canadian Natural Resources Ltd.                         0.65 (c)    3/30/2016              6,992
                                                                                                   -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      7,500   Enbridge, Inc.                                          0.71 (c)    6/02/2017              7,413
      6,000   TransCanada PipeLines Ltd.                              1.88        1/12/2018              6,061
                                                                                                   -----------
                                                                                                        13,474
                                                                                                   -----------
              Total Energy                                                                              66,614
                                                                                                   -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              FINANCIALS (8.2%)
              -----------------
              DIVERSIFIED BANKS (5.3%)
$     5,000   Abbey National Treasury Services plc                    2.35%       9/10/2019        $     5,069
      9,000   ANZ New Zealand International Ltd. (b)                  1.85       10/15/2015              9,060
      5,000   ANZ New Zealand International Ltd. (b)                  2.60        9/23/2019              5,087
      4,000   Banco Santander Chile (b)                               1.18 (c)    4/11/2017              3,990
      5,000   Bank of Montreal (b)                                    2.85        6/09/2015              5,012
      5,000   Bank of Montreal (b)                                    2.63        1/25/2017              5,080
     10,000   Bank of Montreal                                        1.40        4/10/2018             10,003
      7,500   Barclays Bank plc (b)                                   2.25        5/10/2017              7,677
      5,000   BPCE SA                                                 1.63        2/10/2017              5,044
      4,000   Canadian Imperial Bank (b)                              2.60        7/02/2015              4,013
      2,000   Canadian Imperial Bank                                  2.35       12/11/2015              2,023
      2,000   Commonwealth Bank of Australia (b)                      2.25        3/16/2017              2,047
      4,000   Compass Bank                                            6.40       10/01/2017              4,392
      5,000   DNB Bank ASA (b)                                        3.20        4/03/2017              5,174
      5,000   Lloyds Bank plc                                         4.20        3/28/2017              5,284
      6,000   National Australia Bank of New York                     0.90        1/20/2016              6,021
      7,000   National Australia Bank of New York                     2.75        3/09/2017              7,230
     16,000   Rabobank Nederland                                      0.75 (c)    3/18/2016             16,058
      5,000   Rabobank Nederland                                      3.38        1/19/2017              5,201
      2,000   Royal Bank of Canada                                    2.63       12/15/2015              2,028
     20,000   Royal Bank of Canada                                    0.85        3/08/2016             20,072
      5,000   Royal Bank of Scotland Group plc                        9.50        3/16/2022              5,623
     10,000   Santander Bank, N.A.                                    2.00        1/12/2018             10,026
     14,350   Santander Bank, N.A.                                    8.75        5/30/2018             16,861
     18,000   Standard Chartered Bank (b)                             6.40        9/26/2017             19,805
      5,000   Standard Chartered plc (b)                              2.25        4/17/2020              4,948
      5,000   Svenska Handelsbanken AB                                2.88        4/04/2017              5,167
     10,000   Swedbank AB (b)                                         1.75        3/12/2018             10,042
      8,000   Toronto-Dominion Bank                                   1.40        4/30/2018              8,014
                                                                                                   -----------
                                                                                                       216,051
                                                                                                   -----------
              DIVERSIFIED CAPITAL MARKETS (0.1%)
      5,000   Deutsche Bank AG London                                 3.25        1/11/2016              5,087
                                                                                                   -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
     16,756   Brookfield Asset Management, Inc.                       5.80        4/25/2017             18,136
                                                                                                   -----------
              MULTI-LINE INSURANCE (0.5%)
     21,000   ZFS Finance USA Trust II (b)                            6.45       12/15/2065             21,914
                                                                                                   -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
     10,000   ING Bank N.V. (b)                                       5.13        5/01/2015             10,000
      7,000   ING Bank N.V. (b)                                       3.75        3/07/2017              7,311
      6,378   ING Bank N.V.                                           4.13       11/21/2023              6,641
      2,000   ING Capital Funding Trust III                           3.88 (c)            -(f)           2,010
                                                                                                   -----------
                                                                                                        25,962
                                                                                                   -----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     12,000   QBE Insurance Group Ltd. (b)                            2.40        5/01/2018             12,149
     17,000   Suncorp-Metway Ltd. (b)                                 1.70        3/28/2017             17,139
                                                                                                   -----------
                                                                                                        29,288
                                                                                                   -----------
              REITs - RETAIL (0.4%)
     10,000   Scentre Group Trust 1/2 (b)                             2.38        4/28/2021              9,922
      7,000   WEA Finance, LLC (b)                                    1.75        9/15/2017              7,048
                                                                                                   -----------
                                                                                                        16,970
                                                                                                   -----------
              Total Financials                                                                         333,408
                                                                                                   -----------
              INDUSTRIALS (2.2%)
              ------------------
              AIRLINES (0.8%)
      5,000   Air Canada "C" Pass-Through Trust (b)                   5.00        9/15/2020              5,028

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$    13,798   British Airways Pass-Through plc (b)                    5.63%      12/20/2021        $    14,695
     13,696   Virgin Australia Trust (b)                              5.00        4/23/2025             14,450
                                                                                                   -----------
                                                                                                        34,173
                                                                                                   -----------
              AIRPORT SERVICES (0.2%)
      9,345   Heathrow Funding Ltd. (b)                               2.50        6/25/2017              9,356
                                                                                                   -----------
              INDUSTRIAL CONGLOMERATES (0.4%)
      5,000   Hutchison Whampoa International Ltd. (b)                6.00                -(f)           5,107
      5,000   Hutchison Whampoa International Ltd. (b)                3.50        1/13/2017              5,168
      6,600   Hutchison Whampoa International Ltd. (b)                2.00       11/08/2017              6,656
                                                                                                   -----------
                                                                                                        16,931
                                                                                                   -----------
              MARINE (0.3%)
     10,000   A.P. Moeller-Maersk A/S (b)                             2.55        9/22/2019             10,163
                                                                                                   -----------
              RAILROADS (0.3%)
     10,000   Asciano Finance (b)                                     5.00        4/07/2018             10,800
                                                                                                   -----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      8,000   AerCap Ireland Capital Ltd. (b)                         2.75        5/15/2017              7,990
                                                                                                   -----------
              Total Industrials                                                                         89,413
                                                                                                   -----------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
     20,000   Tyco Electronics Group S.A.                             0.48 (c)    1/29/2016             20,004
                                                                                                   -----------
              MATERIALS (2.1%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
      5,000   Holcim US Finance Sarl & Cie SCS (b)                    6.00       12/30/2019              5,760
                                                                                                   -----------
              DIVERSIFIED CHEMICALS (0.2%)
      6,000   Incitec Pivot Finance Ltd. (b)                          4.00       12/07/2015              6,100
                                                                                                   -----------
              DIVERSIFIED METALS & MINING (1.4%)
     10,000   Anglo American Capital plc (b)                          1.23 (c)    4/15/2016              9,997
      5,000   Anglo American Capital plc (b)                          2.63        9/27/2017              5,061
      3,000   Glencore Canada Corp.                                   5.38        6/01/2015              3,010
     10,000   Glencore Finance Canada Ltd. (b)                        2.70       10/25/2017             10,170
     10,000   Glencore Funding, LLC (b)                               1.70        5/27/2016             10,035
     17,000   Rio Tinto Finance USA plc                               1.11 (c)    6/17/2016             17,040
      1,746   Teck Resources Ltd. (e)                                 3.15        1/15/2017              1,767
                                                                                                   -----------
                                                                                                        57,080
                                                                                                   -----------
              GOLD (0.3%)
     10,000   Barrick Gold Corp.                                      2.50        5/01/2018             10,025
                                                                                                   -----------
              STEEL (0.1%)
      4,000   ArcelorMittal                                           5.25        2/25/2017              4,171
                                                                                                   -----------
              Total Materials                                                                           83,136
                                                                                                   -----------
              UTILITIES (0.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     10,000   TransAlta Corp.                                         1.90        6/03/2017              9,975
                                                                                                   -----------
              Total Eurodollar and Yankee Obligations (cost: $662,486)                                 670,763
                                                                                                   -----------
              ASSET-BACKED SECURITIES (9.3%)

              FINANCIALS (9.3%)
              -----------------
              ASSET-BACKED FINANCING (9.3%)
      3,505   Access Group, Inc.                                      0.54 (c)    4/25/2029              3,448
      1,527   ACS Pass-Through Trust (b)                              0.48 (c)    6/14/2037              1,493

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     3,891   American Credit Acceptance Receivables Trust (b)        1.43%       8/12/2019        $     3,895
      9,608   American Express Credit Account Master Trust (b)        1.29        3/15/2018              9,616
      5,000   AmeriCredit Automobile Receivables Trust                4.00        5/08/2017              5,028
      2,735   AmeriCredit Automobile Receivables Trust                1.31       11/08/2017              2,741
      7,500   AmeriCredit Automobile Receivables Trust                1.93        8/08/2018              7,552
      2,400   AmeriCredit Automobile Receivables Trust                1.57        1/08/2019              2,402
      6,000   AmeriCredit Automobile Receivables Trust                2.09        2/08/2019              6,026
      7,482   ARL First, LLC (b)                                      1.93 (c)   12/15/2042              7,550
      2,286   Avis Budget Rental Car Funding, LLC (b)                 4.64        5/20/2016              2,291
        500   Avis Budget Rental Car Funding, LLC (b)                 6.74        5/20/2016                501
      3,000   Avis Budget Rental Car Funding, LLC (b)                 5.94        3/20/2017              3,077
      8,100   Avis Budget Rental Car Funding, LLC (b)                 3.68       11/20/2017              8,264
     12,000   Avis Budget Rental Car Funding, LLC (b)                 2.62        9/20/2019             11,997
      5,000   Bank of The West Auto Trust (b)                         1.65        3/16/2020              5,035
      4,200   California Republic Auto Receivables Trust              2.30       12/16/2019              4,229
      9,425   California Republic Auto Receivables Trust              2.57       11/16/2020              9,529
      1,325   CenterPoint Energy Transition Bond Co. III, LLC         4.19        2/01/2020              1,360
        846   Centre Point Funding, LLC (b)                           5.43        7/20/2016                849
     15,000   CIT Equipment Collateral (b)                            1.50       10/21/2019             15,025
      3,700   CNH Equipment Trust                                     0.86        9/15/2017              3,701
      6,000   CNH Equipment Trust                                     1.27       11/16/2020              5,993
      5,500   CNH Equipment Trust                                     2.14        8/15/2022              5,522
      2,686   College Loan Corp. Trust                                0.77 (c)    1/15/2037              2,424
      5,807   Collegiate Funding Services Education Loan
                  Trust                                               0.59 (c)    3/28/2035              5,252
      3,000   Credit Acceptance Auto Loan Trust (b)                   2.21        9/15/2020              3,015
      3,600   Credit Acceptance Auto Loan Trust (b)                   1.83        4/15/2021              3,595
     13,000   Credit Acceptance Auto Loan Trust (b)                   1.55       10/15/2021             12,991
      4,000   Credit Acceptance Auto Loan Trust (b)                   2.29        4/15/2022              4,017
      5,000   Credit Acceptance Auto Loan Trust (b)                   2.67        9/15/2022              5,011
      5,000   Drive Auto Receivables Trust "B" (b)                    2.28        6/17/2019              5,013
      7,500   Dryden Senior Loan Fund (b)                             1.82 (c)    4/15/2027              7,508
      5,316   Element Rail Leasing I, LLC (b)                         2.30        4/19/2044              5,299
      3,204   Enterprise Fleet Financing, LLC (b)                     2.10        5/20/2017              3,206
     17,192   Enterprise Fleet Financing, LLC (b)                     1.41       11/20/2017             17,198
      1,909   Exeter Automobile Receivables Trust (b)                 1.29        5/15/2018              1,909
      7,000   Exeter Automobile Receivables Trust (b)                 3.09        7/16/2018              7,097
      1,032   Exeter Automobile Receivables Trust (b)                 1.06        8/15/2018              1,030
      1,000   Exeter Automobile Receivables Trust (b)                 2.42        1/15/2019              1,004
        355   First Investors Auto Owner Trust (b)                    2.90       11/15/2017                355
      8,430   First Investors Auto Owner Trust (b)                    0.86        8/15/2018              8,419
      8,750   First Investors Auto Owner Trust (b)                    3.04        8/15/2018              8,876
      5,000   First Investors Auto Owner Trust (b)                    1.49        6/15/2020              4,998
      4,462   Ford Credit Auto Owner Trust                            2.38        7/15/2016              4,465
      7,000   Fosse Master Issuer plc (b)                             2.23 (c)   10/18/2054              7,041
     10,000   GE Capital Credit Card Master Note Trust                1.51        6/15/2018             10,008
      6,132   GE Dealer Floorplan Master Note Trust                   1.08 (c)    6/20/2017              6,134
      7,000   GE Equipment Midticket, LLC                             0.64        4/24/2017              7,001
      4,180   GE Equipment Transportation, LLC                        0.90        3/24/2021              4,182
      1,000   GE Equipment Transportation, LLC                        1.48        8/23/2022              1,004
     10,000   Hertz Vehicle Financing, LLC (b)                        1.86        8/25/2017              9,998
      4,042   Iowa Student Loan Liquidity Corp.                       0.62 (c)    9/25/2037              3,676
        524   MMAF Equipment Finance, LLC (b)                         3.51        1/15/2030                529
      1,756   Nelnet Student Loan Trust                               0.54 (c)    9/22/2037              1,648
      6,532   Prestige Auto Receivables Trust (b)                     0.97        3/15/2018              6,537
      5,000   Prestige Auto Receivables Trust (b)                     1.52        4/15/2020              5,008
      6,000   Prestige Auto Receivables Trust "B" (b)                 1.74        5/15/2019              6,030
        335   Santander Drive Auto Receivables Trust                  3.09        5/15/2017                336
      3,025   Santander Drive Auto Receivables Trust                  1.95        3/15/2019              3,042
      8,000   Santander Drive Auto Receivables Trust                  1.45        5/15/2019              8,010
      4,500   Santander Drive Auto Receivables Trust                  2.73       10/15/2019              4,560
      5,000   SBA Tower Trust (b)                                     2.90       10/15/2044              5,058
      5,577   SLC Student Loan Trust                                  0.58 (c)    7/15/2036              5,389

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE             MATURITY          (000)
--------------------------------------------------------------------------------------------------------------
$     8,000   SLC Student Loan Trust                                  0.73% (c)       7/15/2036    $     7,065
      2,310   SLM Student Loan Trust                                  0.63 (c)       12/15/2023          2,282
      6,278   SLM Student Loan Trust                                  0.66 (c)        1/27/2025          6,064
      1,250   SLM Student Loan Trust                                  0.48 (c)       10/27/2025          1,199
      1,179   SLM Student Loan Trust                                  0.83 (c)       10/25/2038          1,075
      5,849   Trinity Rail Leasing, LP (b)                            2.27            1/15/2043          5,756
      9,206   Trip Rail Master Funding, LLC (b)                       2.86            4/15/2044          9,241
      4,128   Wheels SPV, LLC (b)                                     1.53            3/20/2021          4,137
      5,000   Wheels SPV, LLC (b)                                     2.30            3/20/2021          5,036
                                                                                                   -----------
                                                                                                       376,852
                                                                                                   -----------
              Total Financials                                                                         376,852
                                                                                                   -----------
              Total Asset-Backed Securities (cost: $375,602)                                           376,852
                                                                                                   -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      4,335   Sequoia Mortgage Trust (b) (cost: $4,402)               3.00 (c)        5/25/2043          4,281
                                                                                                   -----------
              COMMERCIAL MORTGAGE SECURITIES (9.5%)

              FINANCIALS (9.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.4%)
      1,234   Banc of America Commercial Mortgage, Inc.               5.46           11/10/2042          1,233
      3,830   Banc of America Commercial Mortgage, Inc.               4.73            7/10/2043          3,842
      1,935   Banc of America Commercial Mortgage, Inc.               4.93            7/10/2045          1,940
      9,497   Banc of America Commercial Mortgage, Inc.               5.12           10/10/2045          9,535
      5,000   Banc of America Commercial Mortgage, Inc.               5.36           10/10/2045          5,141
      9,140   Banc of America Commercial Mortgage, Inc.               5.63            7/10/2046          9,460
        440   Banc of America Commercial Mortgage, Inc.               5.32            9/10/2047            440
      3,948   Banc of America Commercial Mortgage, Inc.               5.33            9/10/2047          3,980
      4,057   Banc of America Commercial Mortgage, Inc. (b)           5.64            9/10/2047          4,084
     10,000   Banc of America Commercial Mortgage, Inc.               6.47            2/10/2051         11,001
     10,000   Barclays Commercial Mortgage Securities, LLC (b)        1.78            2/15/2028         10,033
        353   Bear Stearns Commercial Mortgage Securities,
                  Inc.                                                5.17           12/11/2038            358
      1,720   Chase Commercial Mortgage Securities Corp. (b)          6.56            5/18/2030          1,774
      5,459   Citigroup Commercial Mortgage Trust                     1.39            7/10/2047          5,460
      3,074   Citigroup Commercial Mortgage Trust                     5.96            3/15/2049          3,169
     15,000   Citigroup/Deutsche Bank Commercial Mortgage
                  Trust                                               5.40            7/15/2044         15,180
      4,300   Commercial Mortgage Trust (b)                           1.78            2/13/2032          4,306
      1,252   Commercial Mortgage Trust                               5.12            6/10/2044          1,256
      2,790   Credit Suisse Commercial Mortgage Trust                 6.00            6/15/2038          2,873
      4,066   Credit Suisse Commercial Mortgage Trust                 5.38            2/15/2040          4,274
      4,030   Credit Suisse First Boston Mortgage Securities
                  Corp.                                               5.10            8/15/2038          4,037
      7,000   Credit Suisse First Boston Mortgage Securities
                  Corp.                                               5.10            8/15/2038          7,043
     10,000   DB-UBS Mortgage Trust                                   3.64            8/10/2044         10,239
      6,245   DB-UBS Mortgage Trust (b)                               3.74           11/10/2046          6,342
      1,399   GE Capital Commercial Mortgage Corp.                    5.49           11/10/2045          1,397
      2,106   GMAC Commercial Mortgage Securities, Inc.               4.75            5/10/2043          2,104
      3,487   Greenwich Capital Commercial Funding Corp.              5.22            4/10/2037          3,499
      8,090   Greenwich Capital Commercial Funding Corp.              6.01            7/10/2038          8,451
      7,570   GS Mortgage Securities Corp. II                         5.55            4/10/2038          7,665
        899   GS Mortgage Securities Corp. II                         4.78            7/10/2039            899
      5,000   GS Mortgage Securities Corp. II                         2.54            1/10/2045          5,097
     10,000   GS Mortgage Securities Corp. II                         2.32            5/10/2045         10,181
      8,980   GS Mortgage Securities Trust                            5.62            4/10/2038          9,214

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$     8,142   GS Mortgage Securities Trust                            1.21%       7/10/2046        $     8,159
      1,047   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.12        7/15/2041              1,051
      3,205   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.00        8/15/2042              3,219
      2,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.00       10/15/2042              2,013
      3,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.04       10/15/2042              3,022
      2,130   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.42        1/12/2043              2,142
     13,151   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.46        1/12/2043             13,364
         89   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.49        4/15/2043                 89
        825   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.79        6/12/2043                832
      1,688   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.81        6/12/2043              1,746
        156   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    6.06        4/15/2045                157
        637   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.52        5/12/2045                648
        455   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.37        5/15/2045                460
      1,650   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                                4.11        7/15/2046              1,766
     11,653   LB Commercial Mortgage Trust                            6.11        7/15/2044             12,670
         35   LB-UBS Commercial Mortgage Trust                        4.95        9/15/2030                 35
      3,228   LB-UBS Commercial Mortgage Trust                        5.20       11/15/2030              3,246
      5,015   LB-UBS Commercial Mortgage Trust                        5.16        2/15/2031              5,083
      5,000   LB-UBS Commercial Mortgage Trust                        5.35       11/15/2038              5,265
      4,000   LB-UBS Commercial Mortgage Trust                        5.41        9/15/2039              4,217
      3,863   LB-UBS Commercial Mortgage Trust                        5.42        2/15/2040              4,091
      6,000   LB-UBS Commercial Mortgage Trust                        5.46        2/15/2040              6,396
      2,000   Merrill Lynch Mortgage Trust                            5.14        7/12/2038              2,008
        601   Merrill Lynch Mortgage Trust                            5.87        5/12/2039                601
         41   Merrill Lynch-Countrywide Commercial
                  Mortgage Trust                                      6.04        8/12/2049                 41
      6,975   Morgan Stanley Capital I, Inc.                          5.57       12/15/2044              7,452
      1,863   Morgan Stanley Capital I, Inc.                          4.89        6/12/2047              1,863
        770   Morgan Stanley Capital I, Inc. (b)                      2.60        9/15/2047                772
        994   Morgan Stanley Capital I, Inc.                          5.86        4/12/2049                993
      5,000   Morgan Stanley Capital I, Inc.                          5.27       10/12/2052              5,113
      4,465   Morgan Stanley Dean Witter Capital I, Inc. (b)          5.25       12/17/2043              4,462
      7,676   UBS-Barclays Commercial Mortgage Trust                  2.73        8/10/2049              7,878
      2,096   Wachovia Bank Commercial Mortgage Trust                 5.43       10/15/2044              2,105
        230   Wachovia Bank Commercial Mortgage Trust                 5.94        6/15/2045                232
        872   Wachovia Bank Commercial Mortgage Trust                 5.57       10/15/2048                915
      4,853   Wachovia Bank Commercial Mortgage Trust                 5.31       11/15/2048              5,082
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.90        6/15/2049              5,342
        920   WF-RBS Commercial Mortgage Trust (b)                    3.24        3/15/2044                935
                                                                                                   -----------
                                                                                                       300,972
                                                                                                   -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.1%)
     74,254   Commercial Mortgage Trust, acquired
                  8/09/2012-8/27/2012; cost $9,539(g)                 2.06        8/15/2045              7,084
     71,919   Commercial Mortgage Trust, acquired
                  11/06/2012; cost $9,641(g)                          2.11       10/15/2045              7,138
     51,099   Fannie Mae (+)                                          4.20       12/25/2017              4,175
     91,604   Fannie Mae (+)                                          2.26       12/25/2019              5,369
     84,477   Fannie Mae (+)                                          0.90        5/25/2022              3,659
     84,886   Fannie Mae (+)                                          0.74        8/25/2022              3,055
     33,807   Freddie Mac (+)                                         1.78        4/25/2017                786
     63,312   Freddie Mac (+)                                         3.27        1/25/2019              5,721

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$    39,080   Freddie Mac (+)                                         1.91%       5/25/2019        $     2,391
    103,793   Freddie Mac (+)                                         1.83        7/25/2019              6,185
     60,493   Freddie Mac (+)                                         1.50       11/25/2019              3,094
     73,269   Freddie Mac (+)                                         1.43        8/25/2022              5,593
     39,081   GS Mortgage Securities Corp. II, acquired
                  5/18/2012; cost $5,971(g)                           2.73        5/10/2045              4,148
     31,355   GS Mortgage Securities Trust, acquired
                  11/16/2012; cost $4,837(g)                          2.51       11/10/2045              3,571
     34,408   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp., acquired 9/28/2012;
                  cost $4,697(g)                                      2.27       10/15/2045              3,345
     37,085   Morgan Stanley-BAML Trust, acquired
                  10/05/2012; cost $4,818(b),(g)                      2.28       11/15/2045              3,311
     62,645   UBS Commercial Mortgage Trust, acquired
                  5/01/2012; cost $9,484(b),(g)                       2.46        5/10/2045              7,038
     33,570   UBS-Barclays Commercial Mortgage Trust,
                  acquired 9/14/2012; cost $4,784(b),(g)              2.28        8/10/2049              3,553
     34,614   WF Commercial Mortgage Trust, acquired
                  9/21/2012; cost $4,802(b),(g)                       2.25       10/15/2045              3,498
                                                                                                   -----------
                                                                                                        82,714
                                                                                                   -----------
              Total Financials                                                                         383,686
                                                                                                   -----------
              Total Commercial Mortgage Securities (cost: $375,180)                                    383,686
                                                                                                   -----------
              U.S. GOVERNMENT AGENCY ISSUES (2.1%)(H)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
      8,695   Fannie Mae (+)                                          1.25        9/25/2027              8,536
                                                                                                   -----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.8%)
      6,634   Fannie Mae (+)                                          2.50        4/01/2027              6,819
     19,180   Fannie Mae (+)                                          2.50        5/01/2027             19,718
     11,917   Fannie Mae (+)                                          2.50        8/01/2027             12,234
      9,218   Fannie Mae (+)                                          2.50        8/01/2027              9,477
        369   Fannie Mae (+)                                          4.50        5/01/2023                395
        210   Fannie Mae (+)                                          4.50        2/01/2024                219
        191   Fannie Mae (+)                                          5.00       12/01/2021                207
        470   Fannie Mae (+)                                          5.00        6/01/2023                494
        323   Fannie Mae (+)                                          5.00        9/01/2023                350
        595   Fannie Mae (+)                                          5.00        2/01/2024                647
        387   Fannie Mae (+)                                          5.50       12/01/2020                412
        526   Fannie Mae (+)                                          5.50        2/01/2023                578
      1,340   Fannie Mae (+)                                          5.50        6/01/2023              1,475
        346   Fannie Mae (+)                                          5.50        9/01/2023                383
      1,275   Fannie Mae (+)                                          5.50        6/01/2024              1,402
        660   Fannie Mae (+)                                          6.00       10/01/2022                737
        755   Fannie Mae (+)                                          6.00        1/01/2023                843
      1,236   Fannie Mae (+)                                          6.00        1/01/2023              1,371
        655   Fannie Mae (+)                                          6.00        7/01/2023                712
      3,493   Freddie Mac (+)                                         1.56       10/25/2018              3,521
      7,559   Freddie Mac (+)                                         1.78       10/25/2020              7,644
      1,409   Freddie Mac (+)                                         2.21 (c)    4/01/2035              1,474
        365   Freddie Mac (+)                                         5.00        5/01/2020                387
        426   Freddie Mac (+)                                         5.00        9/01/2020                453
        106   Freddie Mac (+)                                         5.50       11/01/2018                112
        654   Freddie Mac (+)                                         5.50        4/01/2021                715
                                                                                                   -----------
                                                                                                        72,779
                                                                                                   -----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
      3,000   Private Export Funding Corp. (NBGA)                     1.38        2/15/2017              3,035
                                                                                                   -----------
              Total U.S. Government Agency Issues (cost: $82,873)                                       84,350
                                                                                                   -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (6.7%)

              NOTES (6.7%)
$    20,000   .25%, 5/15/2016                                                                      $    19,992
     10,000   .50%, 03/31/2017                                                                           9,986
     20,000   .88%, 01/15/2018                                                                          20,016
     20,000   1.00%, 03/15/2018                                                                         20,061
     10,000   1.13%, 05/31/2019                                                                          9,948
     25,000   1.25%, 01/31/2019                                                                         25,068
     10,000   1.25%, 01/31/2020                                                                          9,925
     40,000   1.25%, 10/31/2018                                                                         40,203
     20,000   1.38%, 02/29/2020                                                                         19,955
     80,000   1.38%, 03/31/2020                                                                         79,750
     15,000   1.88%, 11/30/2021                                                                         15,104
                                                                                                   -----------
                                                                                                       270,008
                                                                                                   -----------
              Total U.S. Treasury Securities (cost: $270,715)                                          270,008
                                                                                                   -----------
              MUNICIPAL BONDS (6.5%)

              AGRICULTURAL PRODUCTS (0.2%)
      8,000   Washington County                                       1.38%       9/01/2030(i)           8,020
                                                                                                   -----------
              AIRPORT/PORT (0.2%)
      1,250   Chicago Midway Airport                                  1.32        1/01/2016              1,258
      2,000   Chicago Midway Airport                                  1.80        1/01/2017              2,030
        285   Cleveland Airport System (INS)                          5.24        1/01/2017                295
      3,000   Houston Airport System                                  5.00        7/01/2015              3,025
                                                                                                   -----------
                                                                                                         6,608
                                                                                                   -----------
              APPROPRIATED DEBT (0.3%)
      2,000   Commonwealth Finance Auth.                              4.18        6/01/2015              2,006
      1,500   Jacksonville                                            1.16       10/01/2016              1,512
      2,500   Jacksonville                                            1.41       10/01/2017              2,523
      4,000   Jacksonville                                            1.70       10/01/2018              4,052
                                                                                                   -----------
                                                                                                        10,093
                                                                                                   -----------
              COMMUNITY SERVICE (0.0%)
      1,650   Art Institute of Chicago                                2.48        3/01/2019              1,626
                                                                                                   -----------
              EDUCATION (0.3%)
     10,000   New Jersey EDA                                          2.42        6/15/2018             10,124
      1,000   State Public School Building Auth.                      1.97       12/01/2017              1,016
      2,640   State Public School Building Auth.                      2.41       12/01/2018              2,704
                                                                                                   -----------
                                                                                                        13,844
                                                                                                   -----------
              ELECTRIC UTILITIES (1.6%)
     16,530   Appling County Dev. Auth                                2.40        1/01/2038(i)          16,764
      5,000   Beaver County IDA                                       4.75        8/01/2033(i)           5,426
     13,310   Beaver County IDA                                       2.50       12/01/2041(i)          13,547
      2,000   Burke County Dev. Auth.                                 1.38       10/01/2032(i)           2,008
      5,000   Burke County Dev. Auth.                                 1.25        1/01/2052(i)           5,000
     10,000   Missouri Environmental Improvement and
                  Energy Resources Auth.                              2.88        5/01/2038(i)          10,253
      3,000   Ohio Water Dev. Auth.                                   3.38        7/01/2033(i)           3,011
      3,000   Pennsylvania Economic Dev. Financing Auth.              3.00       12/01/2038(i)           3,020
      5,000   West Virginia EDA                                       2.25        1/01/2041(i)           5,054
                                                                                                   -----------
                                                                                                        64,083
                                                                                                   -----------

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITIES (0.2%)
$     6,265   Long Island Power Auth.                                 2.36%       9/01/2018        $     6,334
      2,680   Piedmont Municipal Power Agency                         4.34        1/01/2017              2,793
                                                                                                   -----------
                                                                                                         9,127
                                                                                                   -----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
      3,000   Bucks County IDA                                        1.38       12/01/2022(i)           3,014
     40,000   California Pollution Control Financing Auth. (b)        0.40        8/01/2023(i)          40,000
      6,000   Indiana Finance Auth.                                   0.40 (c)    5/01/2034(i)           6,000
      6,000   Indiana Finance Auth.                                   0.40 (c)   12/01/2037(i)           6,000
      1,500   Massachusetts Dev. Finance Agency                       2.13       12/01/2029(i)           1,513
        800   Mississippi Business Finance Corp.                      1.38        3/01/2027(i)             798
      2,000   South Carolina Jobs EDA                                 1.88       11/01/2016              2,038
                                                                                                   -----------
                                                                                                        59,363
                                                                                                   -----------
              GENERAL OBLIGATION (0.5%)
      2,430   Chippewa Valley Schools                                 3.65        5/01/2015              2,430
      9,615   City & County of Honolulu                               1.26       11/01/2017              9,661
      3,700   City of West Haven                                      1.69        3/15/2016              3,705
      3,000   City of West Haven                                      2.70        3/15/2018              3,030
      3,000   San Bernardino CCD                                      2.14        8/01/2018              3,039
                                                                                                   -----------
                                                                                                        21,865
                                                                                                   -----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
        860   Long Beach                                              3.75       11/01/2015                868
                                                                                                   -----------
              MULTI-UTILITIES (0.1%)
      5,000   New York Energy Research and Dev. Auth.                 2.38        7/01/2026(i)           4,983
                                                                                                   -----------
              MUNICIPAL FINANCE (0.2%)
      1,389   Kentucky Asset                                          3.17        4/01/2018              1,426
      5,000   Pennsylvania Industrial Dev. Auth. (b)                  2.97        7/01/2021              4,980
                                                                                                   -----------
                                                                                                         6,406
                                                                                                   -----------
              NURSING/CCRC (0.0%)
        300   Waco Health Facilities Dev. Corp. (INS)(ETM)            5.27        2/01/2016                303
                                                                                                   -----------
              SALES TAX (0.1%)
      1,500   Arizona School Facilities Board                         1.47        9/01/2017              1,516
      3,000   Arizona School Facilities Board                         2.08        9/01/2018              3,077
                                                                                                   -----------
                                                                                                         4,593
                                                                                                   -----------
              SEMICONDUCTORS (0.1%)
      1,600   Sandoval County                                         0.88        6/01/2016              1,598
      1,000   Sandoval County                                         1.95        6/01/2018              1,017
                                                                                                   -----------
                                                                                                         2,615
                                                                                                   -----------
              SPECIAL ASSESSMENT/TAX/FEE (1.2%)
      3,520   Channahon                                               4.00        1/01/2020              3,581
     12,500   JobsOhio Beverage System                                1.12        1/01/2016             12,558
     10,000   JobsOhio Beverage System                                1.57        1/01/2017             10,106
      5,000   New Jersey Transportation Trust Fund Auth.              1.76       12/15/2018              4,939
      5,705   New York City Transitional Finance Auth.                3.06        5/01/2015              5,705
     10,000   New York MTA (ETM)                                      1.47        7/01/2018             10,146
        170   San Francisco City & County Redevelopment
                  Agency (ETM)                                        5.62        8/01/2016                181

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
$        75   San Francisco City & County Redevelopment
                  Agency                                              5.62%       8/01/2016        $        78
                                                                                                   -----------
                                                                                                        47,294
                                                                                                   -----------
              Total Municipal Bonds (cost: $258,916)                                                   261,691
                                                                                                   -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    200,000   Citigroup Capital XIII, 7.88% (cost: $5,470)                                               5,193
                                                                                                   -----------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (9.1%)

              COMMERCIAL PAPER (5.9%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
$     4,771   Hyundai Capital America (b),(j)                         0.43        5/04/2015              4,771
                                                                                                   -----------
              AUTOMOTIVE RETAIL (0.3%)
     12,385   AutoZone, Inc. (b),(j)                                  0.40        5/11/2015             12,383
                                                                                                   -----------
              Total Consumer Discretionary                                                              17,154
                                                                                                   -----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
      2,688   General Mills, Inc. (b),(j)                             0.44        5/21/2015              2,687
                                                                                                   -----------
              ENERGY (2.0%)
              -------------
              OIL & GAS DRILLING (0.6%)
      8,032   Nabors Industries, Inc. (b),(j)                         0.55        5/06/2015              8,032
     10,317   Nabors Industries, Inc. (b),(j)                         0.57        5/07/2015             10,316
      6,867   Nabors Industries, Inc. (b),(j)                         0.50        5/08/2015              6,866
                                                                                                   -----------
                                                                                                        25,214
                                                                                                   -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
     13,346   Anadarko Petroleum Corp. (b),(j)                        0.56        5/04/2015             13,345
      9,500   Canadian Natural Resources Ltd. (b),(j)                 0.46        5/12/2015              9,499
      8,117   Canadian Natural Resources Ltd. (b),(j)                 0.50        5/14/2015              8,115
     16,287   Encana Corp. (b),(j)                                    0.52        5/20/2015             16,282
      9,963   Talisman Energy, Inc. (b),(j)                           0.65        5/04/2015              9,962
                                                                                                   -----------
                                                                                                        57,203
                                                                                                   -----------
              Total Energy                                                                              82,417
                                                                                                   -----------
              INDUSTRIALS (0.9%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
     20,985   Eaton Corp. (b),(j)                                     0.50        5/18/2015             20,980
                                                                                                   -----------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.4%)
$     7,027   Pall Corp. (b),(j)                                      0.45%       5/29/2015        $     7,025
      7,000   Pentair Finance SA (b),(j)                              0.64        5/14/2015              6,998
                                                                                                   -----------
                                                                                                        14,023
                                                                                                   -----------
              Total Industrials                                                                         35,003
                                                                                                   -----------
              MATERIALS (0.4%)
              ----------------
              SPECIALTY CHEMICALS (0.4%)
     15,000   Albemarle Corp. (b),(j)                                 0.80        5/19/2015             14,994
                                                                                                   -----------
              UTILITIES (2.1%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
     20,000   Duke Energy Corp. (b),(j)                               0.47        6/08/2015             19,990
     20,000   South Carolina Fuel Co., Inc. (b),(j)                   0.47        5/13/2015             19,997
     15,000   Southern California Edison Co. (b),(j)                  0.25        5/27/2015             14,997
                                                                                                   -----------
                                                                                                        54,984
                                                                                                   -----------
              MULTI-UTILITIES (0.8%)
     20,000   Dominion Resources, Inc. (b),(j)                        0.45        5/05/2015             19,999
     12,561   Sempra Energy Global (b),(j)                            0.48        5/22/2015             12,558
                                                                                                   -----------
                                                                                                        32,557
                                                                                                   -----------
              Total Utilities                                                                           87,541
                                                                                                   -----------
              Total Commercial Paper                                                                   239,796
                                                                                                   -----------
              VARIABLE-RATE DEMAND NOTES (3.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              GENERAL MERCHANDISE STORES (0.1%)
      5,545   Marion EDA (LOC - Key Bank, N.A.)                       0.30        2/01/2035              5,545
                                                                                                   -----------
              ENERGY (0.0%)
              -------------
              OIL & GAS REFINING & MARKETING (0.0%)
      1,700   Port of Port Arthur Navigation District                 0.40       11/01/2040              1,700
                                                                                                   -----------
              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.1%)
      4,970   Orange County Housing Finance Auth.
                  (LOC - Compass Bank)                                0.76        1/15/2040              4,970
                                                                                                   -----------
              INDUSTRIALS (0.7%)
              ------------------
              AIRPORT SERVICES (0.1%)
      2,465   Metropolitan Nashville Airport Auth.
                  (LOC - Regions Bank)                                2.12        4/01/2030              2,465
                                                                                                   -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
     24,000   Pennsylvania Economic Dev. Financing Auth.              0.37        8/01/2045             24,000
                                                                                                   -----------
              Total Industrials                                                                         26,465
                                                                                                   -----------
              MATERIALS (0.9%)
              ----------------
              STEEL (0.9%)
     12,000   Berkeley County                                         0.28        3/01/2029             12,000
     16,800   Blytheville                                             0.31        6/01/2028             16,800
      5,600   St. James Parish                                        0.30       11/01/2040              5,600
                                                                                                   -----------
                                                                                                        34,400
                                                                                                   -----------
              Total Materials                                                                           34,400
                                                                                                   -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                              COUPON                               VALUE
(000)         SECURITY                                                RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (0.6%)
              ----------------------
              APPROPRIATED DEBT (0.3%)
$     9,810   Sports & Exhibition Auth. of Pittsburgh &
                    Allegheny County (INS) (LIQ)                      0.45%      11/01/2039        $     9,810
                                                                                                   -----------
              MULTIFAMILY HOUSING (0.2%)
      7,430   Florida Housing Finance Corp. (LOC - SunTrust
                    Bank)                                             0.34        6/01/2034              7,430
                                                                                                   -----------
              SALES TAX (0.1%)
      5,545   Arista Metropolitan District, Series 2006 B
                    (LOC - Compass Bank)                              0.65       12/01/2030              5,545
                                                                                                   -----------
              Total Municipal Bonds                                                                     22,785
                                                                                                   -----------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
     15,550   Indiana Dev. Finance Auth.                              0.25       12/01/2038             15,550
     15,200   Indiana Dev. Finance Auth.                              0.38       12/01/2038             15,200
                                                                                                   -----------
                                                                                                        30,750
                                                                                                   -----------
              Total Utilities                                                                           30,750
                                                                                                   -----------
              Total Variable-Rate Demand Notes                                                         126,615
                                                                                                   -----------
              Total Money Market Instruments (cost: $366,411)                                          366,411
                                                                                                   -----------

              TOTAL INVESTMENTS (COST: $4,078,812)                                                 $ 4,117,366
                                                                                                   ===========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                                 QUOTED PRICES           OTHER          SIGNIFICANT
                                                    IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                                     MARKETS          OBSERVABLE          INPUTS
                                                  FOR IDENTICAL         INPUTS
ASSETS                                               ASSETS                                                      TOTAL
----------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                          $           --       $ 1,694,131      $          --    $    1,694,131
  Eurodollar and Yankee Obligations                          --           670,763                 --           670,763
  Asset-Backed Securities                                    --           376,852                 --           376,852
  Collateralized Mortgage Obligations                        --             4,281                 --             4,281
  Commercial Mortgage Securities                             --           383,686                 --           383,686
  U.S. Government Agency Issues                              --            84,350                 --            84,350
  U.S. Treasury Securities                              270,008                --                 --           270,008
  Municipal Bonds                                            --           261,691                 --           261,691
Equity Securities:
  Preferred Stocks                                           --             5,193                 --             5,193
Money Market Instruments:
  Commercial Paper                                           --           239,796                 --           239,796
  Variable-Rate Demand Notes                                 --           126,615                 --           126,615
----------------------------------------------------------------------------------------------------------------------
Total                                            $      270,008       $ 3,847,358      $          --    $    4,117,366
----------------------------------------------------------------------------------------------------------------------

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                             COMMERCIAL MORTGAGE
                                                                      SECURITIES
--------------------------------------------------------------------------------
Balance as of July 31, 2014                                               $6,000
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                  (6,000)
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of
   investments                                                                 -
--------------------------------------------------------------------------------
Balance as of April 30, 2015                                              $    -
--------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, commercial mortgage securities with a fair value of $6,000,000 were transferred from Level 3 to Level 2 as a result of these securities being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, bonds, except U.S. Treasury securities, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $45,146,000 and $6,592,000, respectively, resulting in net unrealized appreciation of $38,554,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,050,423,000 at April 30, 2015, and, in total, may not equal

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.5% of net assets at April 30, 2015.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

25  | USAA Short-Term Bond Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD     Community College District
EDA     Economic Development Authority
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
MTA     Metropolitan Transportation Authority
REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.

(INS)   Principal and interest payments are insured by one of the following:
        AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2015.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(d) At April 30, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $28,016,000, which included when-issued securities of $25,002,000.

(e) At April 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2015, was $42,686,000, which represented 1.1% of the Fund's net assets.

(h) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency
     (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(i) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

27  | USAA Short-Term Bond Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48494-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------

              EQUITY SECURITIES (94.1%)

              COMMON STOCKS (94.1%)

              CONSUMER DISCRETIONARY (12.2%)
              ------------------------------
              APPAREL RETAIL (4.3%)
    726,950   Ascena Retail Group, Inc.*                                      $    10,897
    195,000   Buckle, Inc.                                                          8,736
    229,044   Cato Corp. "A"                                                        9,011
    501,000   Express, Inc.*                                                        8,166
    341,000   Finish Line, Inc. "A"                                                 8,365
    115,697   Francesca's Holdings Corp.*                                           1,959
    162,000   Genesco, Inc.*                                                       10,949
    427,250   Stage Stores, Inc.                                                    8,250
                                                                              -----------
                                                                                   66,333
                                                                              -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     16,600   Oxford Industries, Inc.                                               1,319
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.4%)
     39,160   Gentherm, Inc.*                                                       2,065
    308,100   Modine Manufacturing Co.*                                             3,786
                                                                              -----------
                                                                                    5,851
                                                                              -----------
              AUTOMOTIVE RETAIL (0.8%)
    111,620   Group 1 Automotive, Inc.                                              8,816
     10,500   Lithia Motors, Inc. "A"                                               1,047
     94,715   Sonic Automotive, Inc. "A"                                            2,212
                                                                              -----------
                                                                                   12,075
                                                                              -----------
              BROADCASTING (0.7%)
      8,700   Nexstar Broadcasting Group, Inc. "A"                                    509
    357,000   Sinclair Broadcast Group, Inc. "A"                                   10,938
                                                                              -----------
                                                                                   11,447
                                                                              -----------
              CASINOS & GAMING (0.2%)
     81,700   Boyd Gaming Corp.*                                                    1,078
      9,380   Churchill Downs, Inc.                                                 1,118
                                                                              -----------
                                                                                    2,196
                                                                              -----------
              CONSUMER ELECTRONICS (0.1%)
     93,870   Skullcandy, Inc.*                                                     1,015
                                                                              -----------
              EDUCATION SERVICES (0.2%)
     62,246   2U, Inc.*                                                             1,656
     36,350   Grand Canyon Education, Inc.*                                         1,646
                                                                              -----------
                                                                                    3,302
                                                                              -----------
              FOOTWEAR (0.2%)
     94,400   Crocs, Inc.*                                                          1,246
     24,359   Deckers Outdoor Corp.*                                                1,803
                                                                              -----------
                                                                                    3,049
                                                                              -----------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.6%)
    551,600   Fred's, Inc. "A"                                                $     9,306
                                                                              -----------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
    471,000   La Quinta Holdings, Inc.*                                            11,342
                                                                              -----------
              HOUSEHOLD APPLIANCES (1.3%)
    198,070   Helen of Troy Ltd.*                                                  17,353
     45,014   iRobot Corp.*                                                         1,459
     51,140   SodaStream International Ltd.*                                          994
                                                                              -----------
                                                                                   19,806
                                                                              -----------
              INTERNET RETAIL (0.7%)
     16,400   MakeMyTrip Ltd.*                                                        347
    936,000   Orbitz Worldwide, Inc.*                                              10,970
                                                                              -----------
                                                                                   11,317
                                                                              -----------
              LEISURE PRODUCTS (0.2%)
     68,550   Black Diamond, Inc.*                                                    618
     24,310   Brunswick Corp.                                                       1,216
    114,500   Callaway Golf Co.                                                     1,108
        270   Escalade, Inc.                                                            5
     38,230   Performance Sports Group Ltd.*                                          776
                                                                              -----------
                                                                                    3,723
                                                                              -----------
              MOVIES & ENTERTAINMENT (0.3%)
    108,259   IMAX Corp.*                                                           4,045
     15,830   Rentrak Corp.*                                                          750
                                                                              -----------
                                                                                    4,795
                                                                              -----------
              RESTAURANTS (0.5%)
      8,750   BJ's Restaurants, Inc.*                                                 409
     21,450   Brinker International, Inc.                                           1,188
     11,250   Buffalo Wild Wings, Inc.*                                             1,792
     27,050   Del Frisco's Restaurant Group, Inc.                                     546
     24,930   Fiesta Restaurant Group, Inc.                                         1,260
     16,300   Jamba, Inc.*                                                            257
     72,700   Kona Grill, Inc.*                                                     1,764
     17,800   Zoe's Kitchen, Inc.*                                                    545
                                                                              -----------
                                                                                    7,761
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.7%)
    247,000   Sotheby's                                                            10,549
                                                                              -----------
              SPECIALTY STORES (0.2%)
     35,366   Five Below, Inc.*                                                     1,193
     24,899   Hibbett Sports, Inc.*                                                 1,165
     70,600   Sportsman's Warehouse Holdings, Inc.*                                   680
                                                                              -----------
                                                                                    3,038
                                                                              -----------
              Total Consumer Discretionary                                        188,224
                                                                              -----------

              CONSUMER STAPLES (2.3%)
              -----------------------
              DISTILLERS & VINTNERS (0.5%)
  1,903,551   C&C Group plc(a)                                                      7,661
                                                                              -----------
              FOOD RETAIL (0.5%)
     89,708   Casey's General Stores, Inc.                                          7,372
     24,400   Natural Grocers by Vitamin Cottage, Inc.                                642
                                                                              -----------
                                                                                    8,014
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
     12,000   PriceSmart, Inc.                                                        965
                                                                              -----------
              PACKAGED FOODS & MEAT (1.2%)
    104,580   Boulder Brands, Inc.*                                                   998

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    316,490   Cranswick plc(a)                                                $     6,937
     28,800   Freshpet, Inc.*                                                         625
     72,300   Landec Corp.*                                                         1,027
    190,110   Post Holdings, Inc.*                                                  8,924
                                                                              -----------
                                                                                   18,511
                                                                              -----------
              PERSONAL PRODUCTS (0.0%)
        290   Inter Parfums, Inc.                                                       9
                                                                              -----------
              Total Consumer Staples                                               35,160
                                                                              -----------

              ENERGY (5.0%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (1.9%)
    301,300   Enservco Corp.                                                          536
    248,779   Era Group, Inc.*                                                      5,518
    277,700   Key Energy Services, Inc.*                                              678
    119,889   SEACOR Holdings, Inc.                                                 8,711
     26,070   Superior Energy Services, Inc.                                          665
    107,542   Tesco Corp.                                                           1,383
    318,210   US Silica Holdings, Inc.                                             11,885
                                                                              -----------
                                                                                   29,376
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (2.0%)
    333,000   Bonanza Creek Energy, Inc.                                            9,177
    685,370   Oasis Petroleum, Inc.*                                               12,296
    315,500   RSP Permian, Inc.*                                                    9,156
     57,600   Sanchez Energy Corp.                                                    846
                                                                              -----------
                                                                                   31,475
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.1%)
    379,660   Dorian LPG Ltd.*                                                      5,034
  1,211,500   Scorpio Tankers, Inc.                                                11,315
                                                                              -----------
                                                                                   16,349
                                                                              -----------
              Total Energy                                                         77,200
                                                                              -----------

              FINANCIALS (15.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     17,320   Affiliated Managers Group, Inc.*                                      3,917
    257,886   Harris & Harris Group, Inc.*                                            799
    174,588   Safeguard Scientifics, Inc.*                                          3,141
    292,717   Solar Capital Ltd.                                                    5,784
                                                                              -----------
                                                                                   13,641
                                                                              -----------
              CONSUMER FINANCE (0.5%)
    522,000   Green Dot Corp. "A"*                                                  8,404
                                                                              -----------
              LIFE & HEALTH INSURANCE (0.6%)
    201,900   Primerica, Inc.                                                       9,332
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (1.0%)
    118,600   AMERISAFE, Inc.                                                       5,359
    223,000   ProAssurance Corp.                                                   10,024
                                                                              -----------
                                                                                   15,383
                                                                              -----------
              REGIONAL BANKS (8.0%)
    342,000   BankUnited, Inc.                                                     11,238
    575,000   BBCN Bancorp, Inc.                                                    8,159
    428,000   Cathay General Bancorp                                               12,232
    756,706   First Busey Corp.                                                     4,722
    609,556   First Midwest Bancorp, Inc.                                          10,424
    670,160   First Niagara Financial Group, Inc.                                   6,095
    289,829   Flushing Financial Corp.                                              5,553
    113,276   Great Western Bancorp, Inc.                                           2,477
    221,800   Hancock Holding Co.                                                   6,457

================================================================================

3  |  USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    457,280   International Bancshares Corp.                                 $     11,880
    253,990   MB Financial, Inc.                                                    7,653
     60,517   Opus Bank                                                             1,894
    684,000   TCF Financial Corp.                                                  10,712
    639,000   Umpqua Holdings Corp.                                                10,869
    383,400   Webster Financial Corp.                                              13,737
                                                                             ------------
                                                                                  124,102
                                                                             ------------
              REINSURANCE (0.5%)
    556,000   Third Point Reinsurance Ltd.                                          7,495
                                                                             ------------
              REITs - HOTEL & RESORT (0.8%)
    449,504   DiamondRock Hospitality Co.                                           6,095
    467,130   Summit Hotel Properties, Inc.                                         6,152
                                                                             ------------
                                                                                   12,247
                                                                             ------------
              REITs - INDUSTRIAL (0.3%)
    183,400   STAG Industrial, Inc.                                                 3,985
                                                                             ------------
              REITs - RESIDENTIAL (1.0%)
    201,466   Education Realty Trust, Inc.                                          6,773
    311,520   Starwood Waypoint Residential Trust                                   8,019
                                                                             ------------
                                                                                   14,792
                                                                             ------------
              SPECIALIZED FINANCE (1.3%)
    480,000   Aircastle Ltd.                                                       11,510
    175,000   Atlas Air Worldwide Holdings, Inc.*                                   8,530
                                                                             ------------
                                                                                   20,040
                                                                             ------------
              THRIFTS & MORTGAGE FINANCE (0.6%)
    753,900   Northwest Bancshares, Inc.                                            9,281
                                                                             ------------
              Total Financials                                                    238,702
                                                                             ------------

              HEALTH CARE (13.3%)
              -------------------
              BIOTECHNOLOGY (1.6%)
     31,980   Acceleron Pharma, Inc.*                                                 884
     38,840   Alkermes plc*                                                         2,151
    196,000   AMAG Pharmaceuticals, Inc.*                                           9,990
    186,030   AVEO Pharmaceuticals, Inc.*                                             283
     57,700   Enanta Pharmaceuticals, Inc.*                                         1,976
     28,480   Esperion Therapeutics, Inc.*                                          2,709
     34,620   Exact Sciences Corp.*                                                   724
     55,618   Harvard Apparatus Regenerative Technology Inc.*                         150
    119,250   ImmunoGen, Inc.*                                                        986
     10,820   Ironwood Pharmaceuticals, Inc.*                                         148
     17,880   Ligand Pharmaceuticals, Inc.                                          1,388
     26,735   Nanosphere, Inc.*                                                       103
     14,900   OvaScience, Inc.                                                        369
     14,000   PTC Therapeutics, Inc.*                                                 822
     24,646   Sage Therapeutics, Inc.*                                              1,306
      8,500   Sangamo Biosciences, Inc.*                                              105
      6,790   Sarepta Therapeutics, Inc.*                                              83
     34,873   Zafgen, Inc.*                                                         1,085
                                                                             ------------
                                                                                   25,262
                                                                             ------------
              HEALTH CARE EQUIPMENT (2.5%)
    117,500   AtriCure, Inc.*                                                       2,586
     39,000   Cardiovascular Systems, Inc.*                                         1,221
     51,010   CONMED Corp.                                                          2,562
    121,612   Cutera, Inc.*                                                         1,657
    101,666   Cynosure, Inc. "A"*                                                   3,398
    140,000   Integra LifeSciences Holdings Corp.*                                  8,229
    142,501   LeMaitre Vascular, Inc.                                               1,291
    259,030   Rockwell Medical, Inc.*                                               2,515
    151,900   STERIS Corp.                                                         10,101

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    196,589   Syneron Medical Ltd.*                                            $    2,430
    101,699   Zeltiq Aesthetics, Inc.*                                              3,122
                                                                               ----------
                                                                                   39,112
                                                                               ----------
              HEALTH CARE FACILITIES (0.6%)
    133,900   AmSurg Corp.*                                                         8,398
                                                                               ----------
              HEALTH CARE SERVICES (0.3%)
     13,489   Adeptus Health, Inc. "A"*                                               856
     91,448   CorVel Corp.*                                                         3,269
                                                                               ----------
                                                                                    4,125
                                                                               ----------
              HEALTH CARE SUPPLIES (2.5%)
    448,600   Haemonetics Corp.*                                                   18,182
    120,800   ICU Medical, Inc.*                                                   10,192
    124,300   Spectranetics Corp.*                                                  3,188
     58,671   STAAR Surgical Co.*                                                     519
    108,888   Vascular Solutions, Inc.*                                             3,491
     57,800   West Pharmaceutical Services, Inc.                                    3,080
                                                                               ----------
                                                                                   38,652
                                                                               ----------
              HEALTH CARE TECHNOLOGY (1.5%)
    702,666   Allscripts Healthcare Solutions, Inc.*                                9,345
    335,400   MedAssets, Inc.*                                                      6,789
    483,000   Quality Systems, Inc.                                                 7,532
                                                                               ----------
                                                                                   23,666
                                                                               ----------
              LIFE SCIENCES TOOLS & SERVICES (1.6%)
     17,150   Bio-Rad Laboratories, Inc. "A"*                                       2,306
    163,550   Bruker Corp.*                                                         3,101
    161,900   Charles River Laboratories International, Inc.*                      11,197
    235,452   Harvard Bioscience, Inc.*                                             1,307
     77,500   ICON plc*                                                             4,986
    247,646   NeoGenomics, Inc.*                                                    1,122
                                                                               ----------
                                                                                   24,019
                                                                               ----------
              MANAGED HEALTH CARE (0.7%)
    171,000   Magellan Health Services, Inc.*                                      10,824
                                                                               ----------
              PHARMACEUTICALS (2.0%)
    320,170   AcelRx Pharmaceuticals, Inc.*                                         1,277
     12,790   Akorn, Inc.*                                                            533
    909,923   Durect Corp.*                                                         1,793
    421,000   Medicines Co.*                                                       10,782
    283,000   Nektar Therapeutics*                                                  2,694
      5,240   Paratek Pharmaceuticals, Inc.                                           127
    184,700   Phibro Animal Health Corp. "A"                                        5,866
    252,550   Sucampo Pharmaceuticals, Inc. "A"*                                    4,485
     88,479   Tetraphase Pharmaceuticals, Inc.*                                     3,122
                                                                               ----------
                                                                                   30,679
                                                                               ----------
              Total Health Care                                                   204,737
                                                                               ----------

              INDUSTRIALS (18.7%)
              -------------------
              AEROSPACE & DEFENSE (1.7%)
    258,788   Cubic Corp.                                                          12,831
    106,935   Taser International, Inc.*                                            3,228
    174,000   Triumph Group, Inc.                                                  10,308
                                                                               ----------
                                                                                   26,367
                                                                               ----------
              AIR FREIGHT & LOGISTICS (0.4%)
     28,300   Echo Global Logistics, Inc.*                                            818
    628,420   UTi Worldwide, Inc.                                                   5,675
                                                                               ----------
                                                                                    6,493
                                                                               ----------

================================================================================

5  |  USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              AIRLINES (0.1%)
     64,200   Hawaiian Holdings, Inc.*                                        $     1,482
                                                                              -----------
              BUILDING PRODUCTS (0.1%)
     25,200   Apogee Enterprises, Inc.                                              1,326
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.4%)
    133,050   Comfort Systems USA, Inc.                                             2,753
    196,200   Primoris Services Corp.                                               3,773
                                                                              -----------
                                                                                    6,526
                                                                              -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
    219,507   Douglas Dynamics, Inc.                                                4,774
     56,000   Wabash National Corp.*                                                  785
                                                                              -----------
                                                                                    5,559
                                                                              -----------
              DIVERSIFIED SUPPORT SERVICES (1.8%)
    235,800   G & K Services, Inc. "A"                                             16,647
    207,121   Matthews International Corp. "A"                                     10,052
     41,800   Mobile Mini, Inc.                                                     1,611
                                                                              -----------
                                                                                   28,310
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.1%)
    174,000   EnerSys                                                              11,814
    227,000   Generac Holdings, Inc.                                                9,464
    146,000   Regal-Beloit Corp.                                                   11,417
                                                                              -----------
                                                                                   32,695
                                                                              -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
    173,800   Ceco Environmental Corp.                                              2,049
     41,094   Hudson Technologies, Inc.*                                              172
    410,967   SP Plus Corp.*                                                        9,353
                                                                              -----------
                                                                                   11,574
                                                                              -----------
              HEAVY ELECTRICAL EQUIPMENT (0.4%)
     90,091   Power Solutions International, Inc.*                                  5,748
                                                                              -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     35,782   Paylocity Holding Corp.*                                              1,007
                                                                              -----------
              INDUSTRIAL MACHINERY (4.8%)
    363,000   Actuant Corp. "A"                                                     8,647
    385,419   Albany International Corp. "A"                                       15,108
     82,460   CIRCOR International, Inc.                                            4,505
    230,797   ESCO Technologies, Inc.                                               8,470
     62,200   John Bean Technologies Corp.                                          2,400
     89,829   Kennametal, Inc.                                                      3,181
    274,300   Luxfer Holdings plc ADR                                               3,525
    504,900   Mueller Industries, Inc.                                             17,692
     20,440   Proto Labs, Inc.*                                                     1,431
     49,514   RBC Bearings, Inc.                                                    3,614
     79,979   Tennant Co.                                                           5,142
                                                                              -----------
                                                                                   73,715
                                                                              -----------
              OFFICE SERVICES & SUPPLIES (1.7%)
  1,011,400   ACCO Brands Corp.*                                                    7,960
    311,600   Steelcase, Inc. "A"                                                   5,475
    312,400   United Stationers, Inc.                                              12,686
                                                                              -----------
                                                                                   26,121
                                                                              -----------
              RAILROADS (0.1%)
     17,200   Genesee & Wyoming, Inc. "A"*                                          1,599
                                                                              -----------
              RESEARCH & CONSULTING SERVICES (1.3%)
     79,500   Advisory Board Co.*                                                   4,125
     13,897   Exponent, Inc.                                                        1,231

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    235,220   FTI Consulting, Inc.*                                           $     9,670
    287,131   Mistras Group, Inc.*                                                  5,157
                                                                              -----------
                                                                                   20,183
                                                                              -----------
              SECURITY & ALARM SERVICES (0.5%)
    289,000   Brink's Co.                                                           7,650
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (1.9%)
    345,000   Beacon Roofing Supply, Inc.*                                         10,253
     44,186   DXP Enterprises, Inc.*                                                1,991
    208,600   GATX Corp.                                                           11,348
     84,913   Kaman Corp.                                                           3,542
    166,710   Titan Machinery, Inc.*                                                2,442
                                                                              -----------
                                                                                   29,576
                                                                              -----------
              TRUCKING (0.2%)
    123,374   Celadon Group, Inc.                                                   3,188
                                                                              -----------
              Total Industrials                                                   289,119
                                                                              -----------

              INFORMATION TECHNOLOGY (19.5%)
              ------------------------------
              APPLICATION SOFTWARE (2.8%)
     18,651   Aspen Technology, Inc.*                                                 828
     75,223   BroadSoft, Inc.*                                                      2,380
     84,800   Cadence Design Systems, Inc.*                                         1,582
     10,400   Digimarc Corp.                                                          243
    465,000   Mentor Graphics Corp.                                                11,127
     45,332   Monotype Imaging Holdings, Inc.                                       1,469
     95,428   PROS Holdings, Inc.*                                                  2,121
     75,476   PTC, Inc.*                                                            2,894
     67,700   Qlik Technologies, Inc.*                                              2,355
     33,500   Synchronoss Technologies, Inc.*                                       1,537
    910,950   TiVo, Inc.*                                                          10,066
     13,150   Tyler Technologies, Inc.                                              1,604
     22,552   Ultimate Software Group, Inc.*                                        3,749
     68,955   Upland Software, Inc.*                                                  425
     70,369   Yodlee, Inc.*                                                           896
                                                                              -----------
                                                                                   43,276
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (1.6%)
    252,290   Aerohive Networks, Inc.*                                              1,536
    155,294   Finisar Corp.*                                                        3,157
     10,600   Infinera Corp.*                                                         199
    815,000   JDS Uniphase Corp.*                                                  10,318
    188,615   RADWARE Ltd.*                                                         4,465
    283,363   Ruckus Wireless, Inc.                                                 3,310
    279,215   ShoreTel, Inc.*                                                       1,943
                                                                              -----------
                                                                                   24,928
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
    281,000   Cardtronics, Inc.*                                                   10,602
     69,767   Euronet Worldwide, Inc.*                                              4,080
    478,000   EVERTEC, Inc.                                                         9,909
    118,489   Global Cash Access Holdings, Inc.*                                      877
    111,324   MAXIMUS, Inc.                                                         7,126
     26,316   WNS Holdings Ltd. ADR*                                                  635
                                                                              -----------
                                                                                   33,229
                                                                              -----------
              ELECTRONIC COMPONENTS (1.5%)
    241,400   Belden, Inc.                                                         20,266
     59,200   II-VI, Inc.*                                                          1,053
    111,185   InvenSense, Inc.                                                      1,659
                                                                              -----------
                                                                                   22,978
                                                                              -----------

================================================================================

7  |  USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
    105,330   Coherent, Inc.*                                                 $     6,320
     12,700   FARO Technologies, Inc.*                                                506
     12,722   FEI Co.                                                                 960
     24,769   OSI Systems, Inc.*                                                    1,664
                                                                              -----------
                                                                                    9,450
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     11,280   IPG Photonics Corp.                                                     999
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (1.7%)
     78,062   Constant Contact, Inc.*                                               2,720
     12,400   Cornerstone OnDemand, Inc.*                                             355
     17,094   CoStar Group, Inc.*                                                   3,495
     16,200   Demandware, Inc.*                                                       998
     22,300   GrubHub, Inc.*                                                          918
     79,100   GTT Communications, Inc.*                                             1,444
     54,400   HomeAway, Inc.*                                                       1,521
    279,480   LivePerson, Inc.*                                                     2,627
      3,120   Maxpoint Interactive, Inc.*                                              23
    120,300   Pandora Media, Inc.*                                                  2,146
    211,200   Perficient, Inc.*                                                     4,357
     70,971   SPS Commerce, Inc.*                                                   4,632
     22,247   Textura Corp.*                                                          582
                                                                              -----------
                                                                                   25,818
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (0.8%)
     21,700   EPAM Systems, Inc.                                                    1,404
    234,009   Forrester Research, Inc.                                              8,141
     82,313   Virtusa Corp.*                                                        3,276
                                                                              -----------
                                                                                   12,821
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    287,562   Brooks Automation, Inc.                                               3,094
     92,365   Rudolph Technologies, Inc.*                                           1,185
    126,698   Teradyne, Inc.                                                        2,313
                                                                              -----------
                                                                                    6,592
                                                                              -----------
              SEMICONDUCTORS (3.2%)
     80,863   Ceva, Inc.*                                                           1,674
    123,996   Inphi Corp.*                                                          2,660
     56,600   Intersil Corp. "A"                                                      755
  1,262,000   Lattice Semiconductor Corp.*                                          7,484
     65,093   Mellanox Technologies Ltd.*                                           3,026
    468,881   Micrel, Inc.                                                          6,377
    388,100   Microsemi Corp.                                                      12,947
     26,489   Monolithic Power Systems, Inc.                                        1,373
     28,320   Pericom Semiconductor Corp.                                             354
     31,892   Silicon Laboratories, Inc.*                                           1,648
    126,000   Synaptics, Inc.*                                                     10,675
                                                                              -----------
                                                                                   48,973
                                                                              -----------
              SYSTEMS SOFTWARE (2.2%)
    135,100   Allot Communications Ltd.*                                            1,198
    403,000   AVG Technologies N.V.                                                 9,640
     42,700   Fleetmatics Group plc*                                                1,946
    152,566   Gigamon, Inc.*                                                        4,490
     32,380   Imperva, Inc.*                                                        1,477
    202,183   Infoblox, Inc.*                                                       4,764
     55,364   Proofpoint, Inc.*                                                     2,989
     98,100   Qualys, Inc.*                                                         4,858
     39,000   Red Hat, Inc.*                                                        2,935
                                                                              -----------
                                                                                   34,297
                                                                              -----------

================================================================================

                                                  Portfolio of Investments  |  8

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.7%)
    263,500   ScanSource, Inc.*                                              $     10,501
                                                                             ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
    611,100   Diebold, Inc.                                                        21,248
     26,934   Nimble Storage, Inc.*                                                   659
     84,400   Quantum Corp.*                                                          169
    177,300   Super Micro Computer, Inc.*                                           5,101
                                                                             ------------
                                                                                   27,177
                                                                             ------------
              Total Information Technology                                        301,039
                                                                             ------------

              MATERIALS (5.0%)
              ----------------
              ALUMINUM (0.7%)
    141,000   Kaiser Aluminum Corp.                                                11,332
                                                                             ------------
              COMMODITY CHEMICALS (1.0%)
    250,000   Cabot Corp.                                                          10,685
    213,700   Koppers Holdings, Inc.                                                4,804
                                                                             ------------
                                                                                   15,489
                                                                             ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     23,400   Scotts Miracle-Gro Co. "A"                                            1,510
                                                                             ------------
              FOREST PRODUCTS (0.5%)
    130,130   Deltic Timber Corp.                                                   8,328
                                                                             ------------
              METAL & GLASS CONTAINERS (0.5%)
    172,150   Greif, Inc. "A"                                                       7,017
                                                                             ------------
              PAPER PRODUCTS (0.1%)
     41,159   Schweitzer-Mauduit International, Inc.                                1,820
                                                                             ------------
              SPECIALTY CHEMICALS (2.1%)
    167,905   Innospec, Inc.                                                        7,337
     74,400   OM Group, Inc.                                                        2,235
     23,609   Quaker Chemical Corp.                                                 1,965
    178,774   Sensient Technologies Corp.                                          11,685
    437,961   Zep, Inc.                                                             8,706
                                                                             ------------
                                                                                   31,928
                                                                             ------------
              Total Materials                                                      77,424
                                                                             ------------

              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    413,000   Telephone & Data Systems, Inc.                                       11,031
                                                                             ------------

              UTILITIES (1.9%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
    302,000   Portland General Electric Co.                                        10,618
                                                                             ------------
              GAS UTILITIES (1.2%)
    141,900   Laclede Group, Inc.                                                   7,369
    153,700   New Jersey Resources Corp.                                            4,690
    123,400   WGL Holdings, Inc.                                                    6,788
                                                                             ------------
                                                                                   18,847
                                                                             ------------
              Total Utilities                                                      29,465
                                                                             ------------
              Total Common Stocks (cost: $1,158,928)                            1,452,101
                                                                             ------------

================================================================================

9  |  USAA Small Cap Stock Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              RIGHTS (0.0%)

              HEALTH CARE (0.0%)
              ------------------
              BIOTECHNOLOGY (0.0%)
     73,000   Prosensa Holdings N.V., acquired 1/15/2015; cost $0*(a),(b)                   $         73
                                                                                            ------------
              PHARMACEUTICALS (0.0%)
    133,709   NuPathe, Inc., acquired 2/19/2014; cost $80*(a),(b)                                     80
                                                                                            ------------
              Total Health Care                                                                      153
                                                                                            ------------
              Total Rights (cost: $80)                                                               153
                                                                                            ------------
              Total Equity Securities (cost: $1,159,008)                                       1,452,254
                                                                                            ------------

              MONEY MARKET INSTRUMENTS (6.0%)

              MONEY MARKET FUNDS (6.0%)
 93,096,896   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (c)
              (cost: $93,097)                                                                     93,097
                                                                                            ------------

              TOTAL INVESTMENTS (COST: $1,252,105)                                          $  1,545,351
                                                                                            ============

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                               (LEVEL 1)       (LEVEL 2)    (LEVEL 3)
                                             QUOTED PRICES       OTHER     SIGNIFICANT
                                               IN ACTIVE      SIGNIFICANT  UNOBSERVABLE
                                                MARKETS       OBSERVABLE      INPUTS
                                             FOR IDENTICAL      INPUTS
ASSETS                                           ASSETS                                            TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $    1,437,503  $        14,598  $         --  $     1,452,101
  Rights                                              --               --           153              153
Money Market Instruments:
  Money Market Funds                              93,097               --            --           93,097
--------------------------------------------------------------------------------------------------------
Total                                     $    1,530,600  $        14,598  $        153  $     1,545,351
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                      Common Stocks
---------------------------------------------------------------------------------------------------
 Balance as of July 31, 2014                                                                   $ 80
 Purchases                                                                                        -
 Sales                                                                                            -
 Transfers into Level 3                                                                           -
 Transfers out of Level 3                                                                         -
 Net realized gain (loss) on investments                                                          -
 Change in net unrealized appreciation/depreciation of investments                               73
---------------------------------------------------------------------------------------------------
 Balance as of April 30, 2015                                                                  $153
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                 Portfolio of Investments  |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

11  |  USAA Small Cap Stock Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s),

================================================================================

                                        Notes to Portfolio of Investments  |  12

================================================================================

if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================

13  |  USAA Small Cap Stock Fund

================================================================================

depreciation of investments as of April 30, 2015, were $335,121,000 and $41,875,000, respectively, resulting in net unrealized appreciation of $293,246,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,543,795,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 4.5% of net assets at April 30, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $14,751,000, which represented 1.0% of the Fund's net assets.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2015, was $153,000, which represented less than 0.1% of the Fund's net assets.

(c) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*      Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments  |  14

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2015

                                                                      (Form N-Q)

48493-0615                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (96.9%)

              CONSUMER DISCRETIONARY (12.5%)
              ------------------------------
              APPAREL RETAIL (1.4%)
   152,400    L Brands, Inc.                                                           $     13,619
   113,543    Men's Wearhouse, Inc.                                                           6,425
                                                                                       ------------
                                                                                             20,044
                                                                                       ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.1%)
   487,600    Hanesbrands, Inc.                                                              15,155
                                                                                       ------------
              AUTO PARTS & EQUIPMENT (4.0%)
   280,323    American Axle & Manufacturing Holdings, Inc.*                                   6,988
   357,743    Delphi Automotive plc                                                          29,693
   406,581    Johnson Controls, Inc.                                                         20,484
                                                                                       ------------
                                                                                             57,165
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS (1.2%)
 1,103,721    Ford Motor Co.                                                                 17,439
                                                                                       ------------
              GENERAL MERCHANDISE STORES (1.5%)
   268,793    Target Corp.                                                                   21,189
                                                                                       ------------
              HOME FURNISHINGS (0.5%)
   120,400    Tempur Sealy International, Inc.*                                               7,333
                                                                                       ------------
              HOTELS, RESORTS & CRUISE LINES (1.3%)
   201,546    Carnival Corp.                                                                  8,862
   155,000    Royal Caribbean Cruises Ltd.                                                   10,549
                                                                                       ------------
                                                                                             19,411
                                                                                       ------------
              HOUSEHOLD APPLIANCES (0.5%)
    41,647    Whirlpool Corp.                                                                 7,313
                                                                                       ------------
              LEISURE FACILITIES (0.4%)
   275,800    SeaWorld Entertainment, Inc.                                                    5,847
                                                                                       ------------
              PUBLISHING (0.3%)
    72,800    Meredith Corp.                                                                  3,788
                                                                                       ------------
              SPECIALTY STORES (0.3%)
    95,000    Vitamin Shoppe, Inc.*                                                           3,979
                                                                                       ------------
              Total Consumer Discretionary                                                  178,663
                                                                                       ------------

              CONSUMER STAPLES (5.4%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (1.1%)
   193,358    Wal-Mart Stores, Inc.                                                          15,092
                                                                                       ------------
              TOBACCO (4.3%)
   307,182    Altria Group, Inc.                                                             15,375
   169,200    Lorillard, Inc.                                                                11,820
   267,980    Philip Morris International, Inc.                                              22,368

================================================================================

1  | USAA Value Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   157,800    Reynolds American, Inc.                                                  $     11,567
                                                                                       ------------
                                                                                             61,130
                                                                                       ------------
              Total Consumer Staples                                                         76,222
                                                                                       ------------
              ENERGY (5.8%)
              -------------
              INTEGRATED OIL & GAS (2.7%)
   483,030    BP plc ADR                                                                     20,847
   219,138    Occidental Petroleum Corp.                                                     17,553
                                                                                       ------------
                                                                                             38,400
                                                                                       ------------
              OIL & GAS DRILLING (0.4%)
   397,532    SeaDrill Ltd.                                                                   5,204
                                                                                       ------------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   294,799    ConocoPhillips                                                                 20,023
   120,210    Linn Co., LLC                                                                   1,532
   100,100    Murphy Oil Corp.                                                                4,766
                                                                                       ------------
                                                                                             26,321
                                                                                       ------------
              OIL & GAS REFINING & MARKETING (0.8%)
   153,702    Phillips 66                                                                    12,190
                                                                                       ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    33,300    Golar LNG Ltd.                                                                  1,199
                                                                                       ------------
              Total Energy                                                                   83,314
                                                                                       ------------
              FINANCIALS (21.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    64,700    Ameriprise Financial, Inc.                                                      8,106
   263,825    State Street Corp.                                                             20,346
                                                                                       ------------
                                                                                             28,452
                                                                                       ------------
              CONSUMER FINANCE (5.8%)
   312,113    American Express Co.                                                           24,173
   380,490    Capital One Financial Corp.                                                    30,763
   169,000    Discover Financial Services                                                     9,797
   575,900    Navient Corp.                                                                  11,253
   663,900    SLM Corp.*                                                                      6,765
                                                                                       ------------
                                                                                             82,751
                                                                                       ------------
              DIVERSIFIED BANKS (6.6%)
 1,094,825    Bank of America Corp.                                                          17,441
   378,909    Citigroup, Inc.                                                                20,204
   436,553    JPMorgan Chase & Co.                                                           27,616
   526,339    Wells Fargo & Co.                                                              29,001
                                                                                       ------------
                                                                                             94,262
                                                                                       ------------
              INSURANCE BROKERS (0.4%)
   122,500    Willis Group Holdings Ltd. plc                                                  5,957
                                                                                       ------------
              MULTI-LINE INSURANCE (0.9%)
   146,389    American International Group, Inc.                                              8,240
   444,300    Genworth Financial, Inc. "A"*                                                   3,906
                                                                                       ------------
                                                                                             12,146
                                                                                       ------------
              REGIONAL BANKS (4.2%)
    84,112    City National Corp.                                                             7,839
   432,100    Fifth Third Bancorp                                                             8,642
   435,100    First Niagara Financial Group, Inc.                                             3,957
   136,300    Hanmi Financial Corp.                                                           2,901
   263,458    PNC Financial Services Group, Inc.                                             24,167
    95,500    Prosperity Bancshares, Inc.                                                     5,094

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   135,000    Texas Capital Bancshares, Inc.*                                          $      7,109
                                                                                       ------------
                                                                                             59,709
                                                                                       ------------
              REITs - HOTEL & RESORT (0.7%)
   474,800    Host Hotels & Resorts, Inc.                                                     9,562
                                                                                       ------------
              REITs - OFFICE (0.3%)
   176,600    Corporate Office Properties Trust                                               4,660
                                                                                       ------------
              THRIFTS & MORTGAGE FINANCE (0.9%)
   432,000    New York Community Bancorp, Inc.                                                7,426
   405,700    People's United Financial, Inc.                                                 6,130
                                                                                       ------------
                                                                                             13,556
                                                                                       ------------
              Total Financials                                                              311,055
                                                                                       ------------
              HEALTH CARE (16.1%)
              -------------------
              HEALTH CARE DISTRIBUTORS (0.8%)
   135,900    Cardinal Health, Inc.                                                          11,462
                                                                                       ------------
              HEALTH CARE EQUIPMENT (2.7%)
   374,360    Medtronic plc                                                                  27,871
   148,400    St. Jude Medical, Inc.                                                         10,396
                                                                                       ------------
                                                                                             38,267
                                                                                       ------------
              HEALTH CARE FACILITIES (0.4%)
   140,380    HealthSouth Corp.                                                               6,348
                                                                                       ------------
              HEALTH CARE SERVICES (1.0%)
   158,300    Omnicare, Inc.                                                                 13,927
                                                                                       ------------
              HEALTH CARE SUPPLIES (0.5%)
   175,060    Haemonetics Corp.*                                                              7,095
                                                                                       ------------
              MANAGED HEALTH CARE (2.8%)
    75,397    Anthem, Inc.                                                                   11,379
    90,900    Cigna Corp.                                                                    11,330
   159,829    UnitedHealth Group, Inc.                                                       17,805
                                                                                       ------------
                                                                                             40,514
                                                                                       ------------
              PHARMACEUTICALS (7.9%)
   219,287    Johnson & Johnson                                                              21,753
   338,484    Merck & Co., Inc.                                                              20,160
   767,729    Pfizer, Inc.                                                                   26,049
   494,779    Sanofi ADR                                                                     25,011
   315,998    Teva Pharmaceutical Industries Ltd. ADR                                        19,093
                                                                                       ------------
                                                                                            112,066
                                                                                       ------------
              Total Health Care                                                             229,679
                                                                                       ------------
              INDUSTRIALS (14.8%)
              -------------------
              AEROSPACE & DEFENSE (3.7%)
   121,434    General Dynamics Corp.                                                         16,675
   142,785    Honeywell International, Inc.                                                  14,410
   123,051    Raytheon Co.                                                                   12,797
   166,800    Spirit AeroSystems Holdings, Inc. "A"*                                          8,489
                                                                                       ------------
                                                                                             52,371
                                                                                       ------------
              AGRICULTURAL & FARM MACHINERY (1.0%)
   642,000    CNH Industrial N.V.                                                             5,598
    95,000    Deere & Co.                                                                     8,600
                                                                                       ------------
                                                                                             14,198
                                                                                       ------------
              AIR FREIGHT & LOGISTICS (0.4%)
   109,600    Forward Air Corp.                                                               5,521
                                                                                       ------------

================================================================================

3  | USAA Value Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (1.9%)
   159,225    Gibraltar Industries, Inc.*                                              $      2,637
   276,400    Owens Corning, Inc.                                                            10,686
   178,200    Simpson Manufacturing Co., Inc.                                                 5,841
   160,300    Trex Co., Inc.*                                                                 7,521
                                                                                       ------------
                                                                                             26,685
                                                                                       ------------
              CONSTRUCTION & ENGINEERING (0.6%)
   199,121    Comfort Systems USA, Inc.                                                       4,120
   222,900    KBR, Inc.                                                                       3,894
                                                                                       ------------
                                                                                              8,014
                                                                                       ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.4%)
   222,200    Joy Global, Inc.                                                                9,474
   109,800    Oshkosh Corp.                                                                   5,912
   187,702    Terex Corp.                                                                     5,154
                                                                                       ------------
                                                                                             20,540
                                                                                       ------------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
   155,030    Mobile Mini, Inc.                                                               5,975
                                                                                       ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.9%)
   113,600    Eaton Corp. plc                                                                 7,808
   292,184    Emerson Electric Co.                                                           17,189
    45,900    Encore Wire Corp.                                                               2,066
                                                                                       ------------
                                                                                             27,063
                                                                                       ------------
              INDUSTRIAL MACHINERY (2.7%)
   163,300    Barnes Group, Inc.                                                              6,548
    92,200    SPX Corp.                                                                       7,099
   230,188    Stanley Black & Decker, Inc.                                                   22,720
    39,900    Xylem, Inc.                                                                     1,477
                                                                                       ------------
                                                                                             37,844
                                                                                       ------------
              OFFICE SERVICES & SUPPLIES (0.2%)
   123,800    Herman Miller, Inc.                                                             3,393
                                                                                       ------------
              TRUCKING (0.6%)
   163,000    Con-Way, Inc.                                                                   6,699
   108,100    Heartland Express, Inc.                                                         2,262
                                                                                       ------------
                                                                                              8,961
                                                                                       ------------
              Total Industrials                                                             210,565
                                                                                       ------------
              INFORMATION TECHNOLOGY (12.8%)
              ------------------------------
              APPLICATION SOFTWARE (0.3%)
   170,000    Mentor Graphics Corp.                                                           4,068
                                                                                       ------------
              COMMUNICATIONS EQUIPMENT (1.5%)
   308,320    QUALCOMM, Inc.                                                                 20,966
                                                                                       ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   215,000    Total System Services, Inc.                                                     8,505
                                                                                       ------------
              ELECTRONIC COMPONENTS (0.9%)
   341,000    II-VI, Inc.*                                                                    6,067
     4,800    Littelfuse, Inc.                                                                  470
   467,440    Vishay Intertechnology, Inc.                                                    5,927
                                                                                       ------------
                                                                                             12,464
                                                                                       ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    60,500    FARO Technologies, Inc.*                                                        2,410
                                                                                       ------------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
   193,100    Mercury Systems, Inc.*                                                          2,667
   105,800    Park Electrochemical Corp.                                                      2,298

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    94,200    Plexus Corp.*                                                            $      4,055
                                                                                       ------------
                                                                                              9,020
                                                                                       ------------
              SEMICONDUCTOR EQUIPMENT (0.7%)
   441,600    Brooks Automation, Inc.                                                         4,752
   298,586    Photronics, Inc.*                                                               2,619
   326,000    Xcerra Corp.*                                                                   3,204
                                                                                       ------------
                                                                                             10,575
                                                                                       ------------
              SEMICONDUCTORS (3.5%)
   220,030    Diodes, Inc.*                                                                   5,879
   395,324    Fairchild Semiconductor International, Inc.*                                    7,181
   434,889    Intel Corp.                                                                    14,156
   140,900    Microchip Technology, Inc.                                                      6,714
   305,127    Texas Instruments, Inc.                                                        16,541
                                                                                       ------------
                                                                                             50,471
                                                                                       ------------
              SYSTEMS SOFTWARE (4.5%)
   287,900    CA, Inc.                                                                        9,146
   581,798    Microsoft Corp.                                                                28,299
   620,358    Oracle Corp.                                                                   27,060
                                                                                       ------------
                                                                                             64,505
                                                                                       ------------
              Total Information Technology                                                  182,984
                                                                                       ------------
              MATERIALS (3.5%)
              ----------------
              CONSTRUCTION MATERIALS (2.1%)
 1,083,003    CRH plc ADR                                                                    30,270
                                                                                       ------------
              DIVERSIFIED CHEMICALS (0.7%)
   154,700    FMC Corp.                                                                       9,175
                                                                                       ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    67,131    Scotts Miracle-Gro Co. "A"                                                      4,331
                                                                                       ------------
              SPECIALTY CHEMICALS (0.4%)
   156,200    PolyOne Corp.                                                                   6,100
                                                                                       ------------
              Total Materials                                                                49,876
                                                                                       ------------

              TELECOMMUNICATION SERVICES (2.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
   228,672    AT&T, Inc.                                                                      7,921
   523,475    Verizon Communications, Inc.                                                   26,404
                                                                                       ------------
                                                                                             34,325
                                                                                       ------------
              Total Telecommunication Services                                               34,325
                                                                                       ------------

              UTILITIES (1.8%)
              ----------------
              ELECTRIC UTILITIES (1.4%)
    88,967    Entergy Corp.                                                                   6,866
   123,300    Pinnacle West Capital Corp.                                                     7,546
   173,600    Xcel Energy, Inc.                                                               5,887
                                                                                       ------------
                                                                                             20,299
                                                                                       ------------
              MULTI-UTILITIES (0.4%)
   148,700    CenterPoint Energy, Inc.                                                        3,118
    48,000    Public Service Enterprise Group, Inc.                                           1,994
                                                                                       ------------
                                                                                              5,112
                                                                                       ------------
              Total Utilities                                                                25,411
                                                                                       ------------
              Total Common Stocks (cost: $1,004,333)                                      1,382,094
                                                                                       ------------

================================================================================

5  | USAA Value Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.2%)

              MONEY MARKET FUNDS (3.2%)
46,067,784    State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a) $     46,068
                                                                                       ------------
              Total Money Market Instruments (cost: $46,068)                                 46,068
                                                                                       ------------

              TOTAL INVESTMENTS (COST: $1,050,401)                                     $  1,428,162
                                                                                       ============

($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------

                                      (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES        OTHER          SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                       MARKETS        OBSERVABLE          INPUTS
                                    FOR IDENTICAL       INPUTS
ASSETS                                 ASSETS                                                 TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                    $    1,382,094     $       --       $         --    $  1,382,094
Money Market Instruments:
  Money Market Funds                       46,068             --                 --          46,068
---------------------------------------------------------------------------------------------------
Total                              $    1,428,162     $       --       $         --    $  1,428,162
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through April 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2015, were $399,502,000 and $21,741,000, respectively, resulting in net unrealized appreciation of $377,761,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,427,259,000 at April 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.6% of net assets at April 30, 2015.

================================================================================

9  | USAA Value Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

 ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2015.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/22/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    06/24/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/22/2015
         ------------------------------